UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/13

FORM N-CSR

Item 1.                         Reports to Stockholders.

BNY Mellon Large Cap Stock Fund

BNY Mellon Large Cap Market Opportunities Fund

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

BNY Mellon Income Stock Fund

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Focused Equity Opportunities Fund

BNY Mellon Small/Mid Cap Fund

BNY Mellon International Fund

BNY Mellon Emerging Markets Fund

BNY Mellon International Appreciation Fund

BNY Mellon International Equity Income Fund

BNY Mellon Asset Allocation Fund

ANNUAL REPORT August 31, 2013

Contents

The Funds

Letter from the President	2
Discussion of Funds' Performance	
BNY Mellon Large Cap Stock Fund	3
BNY Mellon Large Cap Market Opportunities Fund	6
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	9
BNY Mellon Income Stock Fund	12
BNY Mellon Mid Cap Multi-Strategy Fund	16
BNY Mellon Small Cap Multi-Strategy Fund	19
BNY Mellon Focused Equity Opportunities Fund	22
BNY Mellon Small/Mid Cap Fund	25
BNY Mellon International Fund	28
BNY Mellon Emerging Markets Fund	31
BNY Mellon International Appreciation Fund	34
BNY Mellon International Equity Income Fund	37
BNY Mellon Asset Allocation Fund	40
Understanding Your Fund's Expenses	43
Comparing Your Fund's Expenses With Those of Other Funds	45
Statements of Investments	47
Statements of Options Written	59
Statement of Financial Futures	91
Statements of Assets and Liabilities	102
Statements of Operations	108
Statements of Changes in Net Assets	112
Financial Highlights	120
Notes to Financial Statements	146
Report of Independent Registered Public Accounting Firm	169
Important Tax Information	170
Information About the Renewal of Each Fund's Investment Advisory Agreement and Administration Agreement	174
Information About the Approval of the Geneva Sub-Advisory Agreement	181
Information About the Approval of the New Robeco Sub-Advisory Agreement	183
Board Members Information	186
Officers of the Trust	188

For More Information

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.

- Not FDIC-Insured
- Not Bank-Guaranteed
- May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for the BNY Mellon Funds Trust, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities fared quite well over the past year, weathering periodic bouts of volatility after setting new record highs in the spring for many broad measures of stock market performance. Low interest rates, muted inflationary pressures, and a strong U.S. dollar helped fuel the market's gains, as did a declining unemployment rate, rebounding housing markets, and increased production of domestic oil and natural gas.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate. We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

David K. Mossman
President
BNY Mellon Funds Trust
September 16, 2013

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	15.16%	5.01%	5.62%
Investor shares	14.87%	4.74%	5.36%
Standard & Poor’s 500
Composite Stock Price Index	18.70%	7.31%	7.12%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Large Cap Stock Fund on 8/31/03 to a $10,000
investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 5

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 7

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	Inception		From
	Date	1 Year	Inception
Class M shares	7/30/10	17.64%	12.54%
Investor shares	7/30/10	17.29%	12.55%
Standard & Poor’s 500
Composite Stock Price Index	7/31/10	18.70%	16.10%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Large Cap Market Opportunities Fund on 7/30/10
(inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 9

DISCUSSION OF FUND PERFORMANCE (continued)

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	Inception		From
	Date	1 Year	Inception
Class M shares	7/30/10	16.60%	13.31%
Investor shares	7/30/10	17.97%	13.27%
Standard & Poor’s 500
Composite Stock Price Index	7/31/10	18.70%	16.10%

The Funds 11

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 13

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	24.01%	7.82%	7.52%
Investor shares	23.84%	7.57%	7.24%
Russell 1000 Value Index	23.10%	6.69%	7.61%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Income Stock Fund on 8/31/03 to a $10,000
investment made in the Russell 1000 Value Index (the “Russell Index”) on that date.All dividends and capital gain distributions are reinvested.
Effective 3/15/11, the fund changed its benchmark from the Russell Index to the Dow Jones U.S. Select Dividend Index (the “Dow Jones Index”) to better reflect the fund’s sector weightings and risk characteristics. The Dow Jones Index was first calculated on 11/3/03.Accordingly, the fund will continue to report the performance of the Russell Index until the Dow Jones Index has been calculated for a 10-year period. Performance information for the fund versus the Dow Jones
Index is included in the graph and table on the next page.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Russell Index is an unmanaged index which measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. Unlike a mutual fund, the Russell Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 8/31/13
	Inception			From
	Date	1 Year	5 Years	Inception
Class M shares	10/31/03	24.01%	7.82%	7.21%
Investor shares	10/31/03	23.84%	7.57%	6.95%
Dow Jones U.S. Select Dividend Index	11/3/03	17.72%	8.76%	7.09%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Income Stock Fund on 11/3/03 (inception date of
Dow Jones Index) to a $10,000 investment made in the Dow Jones U.S. Select Dividend Index (the “Dow Jones Index”) on that date.All dividends and capital gain distributions are reinvested.
Effective 3/15/11, the fund changed its benchmark from the Russell 1000 Value Index (the “Russell Index”) to the Dow Jones Index to better reflect the fund’s sector weightings and risk characteristics. The Dow Jones Index was first calculated on 11/3/03. Accordingly, the fund will continue to report the performance of the Russell Index until the Dow Jones Index has been calculated for a 10-year period.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Dow Jones Index is an unmanaged index which represents the country’s leading stocks by dividend yield. Unlike a mutual fund, the Dow Jones Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 15

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 17

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	24.74%	6.64%	9.01%
Investor shares	24.46%	6.38%	8.73%
Russell Midcap Index	24.91%	9.08%	10.14%
Russell Midcap Value Index	25.37%	8.87%	10.37%
Russell Midcap Growth Index	23.97%	9.14%	9.42%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Mid Cap Multi-Strategy Fund on 8/31/03 to a
$10,000 investment made in each of the (1) the Russell Midcap Index, (2) the Russell Midcap Value Index and (3) the Russell Midcap Growth Index on that date.
All dividends and capital gain distributions are reinvested.
The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy — selecting stocks of mid cap domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to August 20,
2012, reflects the fund’s investment strategy in effect prior to that date.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Russell Midcap Index is a widely accepted, unmanaged index of medium-cap stock market performance.The Russell Midcap Value Index is a widely accepted, unmanaged index of medium-
cap stock market performance and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.The
Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 19

DISCUSSION OF FUND PERFORMANCE (continued)

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	28.51%	6.21%	6.85%
Investor shares	28.10%	6.06%	6.64%
Russell 2000 Index	26.27%	7.98%	8.76%
Russell 2000 Value Index	24.38%	6.88%	8.55%
Russell 2000 Growth Index	28.14%	9.01%	8.84%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Small Cap Multi-Strategy Fund on 8/31/03 to a
$10,000 investment made in each of the (1) the Russell 2000 Index, (2) the Russell 2000 Value Index and (3) the Russell 2000 Growth Index on that date.All dividends and capital gain distributions are reinvested.
The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy — selecting stocks of small cap domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to August 20,
2012, reflects the fund’s investment strategy in effect prior to that date.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index measures the performance of the largest
3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 21

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 23

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	Inception		From
	Date	1 Year	Inception
Class M shares	9/30/09	17.54%	11.86%
Investor shares	9/30/09	17.12%	11.59%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.70%	14.13%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Focused Equity Opportunities Fund on 9/30/09
(inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index “) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 25

DISCUSSION OF FUND PERFORMANCE (continued)

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	Inception		From
	Date	1 Year	Inception
Class M shares	9/30/09	18.07%	12.33%
Investor shares	9/30/09	17.65%	12.01%
Russell 2500 Index	9/30/09	25.96%	16.55%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Small/MidCap Fund on 9/30/09 (inception date)
to a $10,000 investment made in the Russell 2500 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is an unmanaged index designed to track the performance of small- to mid-cap U.S. stocks. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 27

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 29

FUND PERFORMANCE

BNY Mellon International Fund (Class M shares)
BNY Mellon International Fund (Investor shares)
Morgan Stanley Capital International Europe, Australasia, Far East Index†
22,500
20,000
17,500
15,000
12,500
10,000
Dollars
$20,740
$18,279
$17,739
03
04
05
06
07
08
09
10
11
12
13
Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon International Fund Class M shares and Investor shares and the Morgan Stanley Capital International Europe, Australasia, Far East Index

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	23.74%	2.09%	6.22%
Investor shares	23.36%	1.83%	5.90%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	18.66%	1.62%	7.57%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon International Fund on 8/31/03 to a $10,000
investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 31

DISCUSSION OF FUND PERFORMANCE (continued)

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	0.09%	1.03%	10.52%
Investor shares	–0.19%	0.75%	10.24%
Morgan Stanley Capital International
Emerging Markets Index	0.54%	1.88%	12.17%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Emerging Markets Fund on 8/31/03 to a
$10,000 investment made in the Morgan Stanley Capital International Emerging Markets Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America and the Pacific Basin.The Index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.The Index includes gross dividends reinvested and does not take into account charges, fees and other expenses.These factors can contribute to the Index potentially outperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 33

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 35

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	18.39%	1.24%	6.56%
Investor shares	18.13%	0.99%	6.30%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	18.66%	1.62%	7.57%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon International Appreciation Fund on 8/31/03 to a
$10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
As of the close of business on September 12, 2008, substantially all of the assets of another investment company advised by an affiliate of the fund’s investment adviser, BNY Hamilton International Equity Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to BNY Mellon International
Appreciation Fund in a tax-free reorganization and the fund commenced operations.The performance figures for the fund’s Class M shares represent the performance of the predecessor fund’s Institutional shares prior to the commencement of operations for BNY Mellon International Appreciation Fund and the performance of BNY
Mellon International Appreciation Fund’s Class M shares thereafter.The performance figures for Investor shares represent the performance of the predecessor fund’s
Class A shares prior to the commencement of operations for BNY Mellon International Appreciation Fund and the performance of BNY Mellon International
Appreciation Fund’s Investor shares thereafter. Investor shares are subject to a Shareholder Services Plan.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 37

DISCUSSION OF FUND PERFORMANCE (continued)

FUND PERFORMANCE

Actual Aggregate Total Returns as of 8/31/13
	Inception		From
	Date	1 Year	Inception
Class M shares	12/15/11	11.96%	17.87%
Investor shares	12/15/11	11.56%	17.25%
Morgan Stanley Capital International
All Country World Index Ex-U.S.	11/30/11	12.98%††	18.87%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon International Equity Income Fund on 12/15/11
(inception date) to a $10,000 investment made in the Morgan Stanley Capital International All Country World Index ex USA (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index captures large and mid cap representation across 23 of 24 Developed Markets (DM) countries (excluding the US) and 21 Emerging Markets (EM) countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
† For comparative purposes, the value of the Index on 11/30/11 is used as the beginning value on 12/15/11.

The Funds 39

DISCUSSION OF FUND PERFORMANCE (continued)

The Funds 41

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13
	1 Year	5 Years	10 Years
Class M shares	9.20%	4.97%	6.11%
Investor shares	8.86%	4.72%	5.83%
Standard & Poor’s 500
Composite Stock Price Index	18.70%	7.31%	7.12%
Barclays U.S. Aggregate Bond Index	–2.47%	4.93%	4.77%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Asset Allocation Fund on 8/31/03 to a $10,000
investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Barclays U.S.Aggregate
Bond Index (the “Barclays Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund changed its investment strategy on September 15, 2011. Prior to that date, the fund invested in individual securities and BNY Mellon funds only and its target allocation was 60% of its assets invested in equity securities (directly and through underlying funds) and 40% of its assets invested in bonds and money market instruments (directly), with a range of 15% above or below such target amount. Different investment strategies may lead to different performance results.The fund’s performance for periods prior to September 15, 2011, reflects the fund’s investment strategy in effect prior to that date.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon equity fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

	Class M Shares	Investor Shares
BNY Mellon Large Cap Stock Fund
Expenses paid per $1,000†	$4.18	$5.53
Ending value (after expenses)	$1,073.40	$1,071.00
Annualized expense ratio (%)	.80	1.06
BNY Mellon Large Cap Market
Opportunities Fund
Expenses paid per $1,000†	$4.06	$5.54
Ending value (after expenses)	$1,093.90	$1,091.80
Annualized expense ratio (%)	.77	1.05
BNY Mellon Tax-Sensitive
Large Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.00	$5.46
Ending value (after expenses)	$1,085.60	$1,084.40
Annualized expense ratio (%)	.76	1.04
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$4.30	$5.67
Ending value (after expenses)	$1,104.00	$1,103.20
Annualized expense ratio (%)	.81	1.07
BNY Mellon Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.77	$6.14
Ending value (after expenses)	$1,100.70	$1,099.30
Annualized expense ratio (%)	.90	1.16
BNY Mellon Small Cap Multi-Strategy Fund
Expenses paid per $1,000†	$5.68	$7.03
Ending value (after expenses)	$1,147.50	$1,146.00
Annualized expense ratio (%)	1.05	1.30
BNY Mellon Focused
Equity Opportunities Fund
Expenses paid per $1,000†	$4.56	$6.03
Ending value (after expenses)	$1,102.00	$1,100.00
Annualized expense ratio (%)	.86	1.14

The Funds 43

DISCUSSION OF FUND PERFORMANCE (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended August 31, 2013

	Class M Shares	Investor Shares
BNY Mellon Small/Mid Cap Fund
Expenses paid per $1,000†	$4.78	$6.09
Ending value (after expenses)	$1,084.10	$1,082.10
Annualized expense ratio (%)	.91	1.16
BNY Mellon International Fund
Expenses paid per $1,000†	$5.38	$6.68
Ending value (after expenses)	$1,073.20	$1,071.60
Annualized expense ratio (%)	1.03	1.28
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$6.67	$7.85
Ending value (after expenses)	$888.80	$887.70
Annualized expense ratio (%)	1.40	1.65
BNY Mellon International Appreciation Fund
Expenses paid per $1,000†	$4.27	$5.60
Ending value (after expenses)	$1,041.20	$1,039.90
Annualized expense ratio (%)	.83	1.09
BNY Mellon International Equity Income Fund
Expenses paid per $1,000†	$5.67	$7.02
Ending value (after expenses)	$991.90	$989.60
Annualized expense ratio (%)	1.13	1.40
BNY Mellon Asset Allocation Fund
Expenses paid per $1,000†	$1.28	$2.55
Ending value (after expenses)	$1,024.50	$1,022.00
Annualized expense ratio (%)	.25	.50

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in each fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class M Shares	Investor Shares
BNY Mellon Large Cap Stock Fund
Expenses paid per $1,000†	$4.08	$5.40
Ending value (after expenses)	$1,021.17	$1,019.86
Annualized expense ratio (%)	.80	1.06
BNY Mellon Large Cap Market
Opportunities Fund
Expenses paid per $1,000†	$3.92	$5.35
Ending value (after expenses)	$1,021.32	$1,019.91
Annualized expense ratio (%)	.77	1.05
BNY Mellon Tax-Sensitive
Large Cap Multi-Strategy Fund
Expenses paid per $1,000†	$3.87	$5.30
Ending value (after expenses)	$1,021.37	$1,019.96
Annualized expense ratio (%)	.76	1.04
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$4.13	$5.45
Ending value (after expenses)	$1,021.12	$1,019.81
Annualized expense ratio (%)	.81	1.07
BNY Mellon Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.58	$5.90
Ending value (after expenses)	$1,020.67	$1,019.36
Annualized expense ratio (%)	.90	1.16
BNY Mellon Small Cap Multi-Strategy Fund
Expenses paid per $1,000†	$5.35	$6.61
Ending value (after expenses)	$1,019.91	$1,018.65
Annualized expense ratio (%)	1.05	1.30
BNY Mellon Focused
Equity Opportunities Fund
Expenses paid per $1,000†	$4.38	$5.80
Ending value (after expenses)	$1,020.87	$1,019.46
Annualized expense ratio (%)	.86	1.14

The Funds 45

DISCUSSION OF FUND PERFORMANCE (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class M Shares	Investor Shares
BNY Mellon Small/Mid Cap Fund
Expenses paid per $1,000†	$4.63	$5.90
Ending value (after expenses)	$1,020.62	$1,019.36
Annualized expense ratio (%)	.91	1.16
BNY Mellon International Fund
Expenses paid per $1,000†	$5.24	$6.51
Ending value (after expenses)	$1,020.01	$1,018.75
Annualized expense ratio (%)	1.03	1.28
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$7.12	$8.39
Ending value (after expenses)	$1,018.15	$1,016.89
Annualized expense ratio (%)	1.40	1.65
BNY Mellon International Appreciation Fund
Expenses paid per $1,000†	$4.23	$5.55
Ending value (after expenses)	$1,021.02	$1,019.71
Annualized expense ratio (%)	.83	1.09
BNY Mellon International Equity Income Fund
Expenses paid per $1,000†	$5.75	$7.12
Ending value (after expenses)	$1,019.51	$1,018.15
Annualized expense ratio (%)	1.13	1.40
BNY Mellon Asset Allocation Fund
Expenses paid per $1,000†	$1.28	$2.55
Ending value (after expenses)	$1,023.95	$1,022.68
Annualized expense ratio (%)	.25	.50

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 47

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
ETF—Exchange-Traded Fund
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Diversified Financials	10.1	Insurance	2.7
Food, Beverage & Tobacco	9.7	Banks	2.4
Pharmaceuticals, Biotech & Life Sciences	9.7	Materials	2.3
Software & Services	9.4	Commercial & Professional Services	2.0
Energy	9.1	Semiconductors & Semiconductor Equipment	1.8
Technology Hardware & Equipment	8.6	Consumer Durables & Apparel	1.7
Media	7.1	Transportation	1.7
Health Care Equipment & Services	4.2	Telecommunication Services	1.5
Capital Goods	4.1	Exchange-Traded Funds	1.0
Food & Staples Retailing	3.3	Real Estate	.9
Utilities	3.2
Retailing	3.0		99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 49

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Mutual Funds: Domestic	49.5	Money Market Investment	1.4
Software & Services	8.6	Household & Personal Products	1.2
Capital Goods	6.4	Insurance	1.1
Energy	5.8	Banks	1.0
Pharmaceuticals, Biotech & Life Sciences	4.5	Consumer Durables & Apparel	.9
Retailing	3.0	Media	.9
Health Care Equipment & Services	2.6	Transportation	.9
Food, Beverage & Tobacco	2.3	Automobiles & Components	.8
Materials	2.2	Food & Staples Retailing	.5
Technology Hardware & Equipment	2.2	Semiconductors & Semiconductor Equipment	.4
Consumer Services	1.9
Diversified Financials	1.7		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 51

STATEMENT OF INVESTMENTS (continued)

The Funds 53

STATEMENT OF INVESTMENTS (continued)

The Funds 55

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
ETF—Exchange Traded Fund
[a]	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Mutual Funds: Domestic	36.0	Consumer Services	1.6
Software & Services	7.4	Household & Personal Products	1.5
Energy	6.7	Utilities	1.3
Capital Goods	6.2	Food & Staples Retailing	1.1
Pharmaceuticals, Biotech & Life Sciences	5.5	Transportation	1.1
Technology Hardware & Equipment	3.9	Exchange-Traded Funds	1.0
Retailing	3.3	Telecommunication Services	1.0
Diversified Financials	3.2	Consumer Durables & Apparel	.9
Food, Beverage & Tobacco	3.2	Semiconductors & Semiconductor Equipment	.9
Health Care Equipment & Services	2.9	Automobiles & Components	.8
Materials	2.7	Real Estate	.8
Insurance	2.2	Money Market Investment	.7
Banks	2.0	Commercial & Professional Services	.2
Media	1.8		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 57

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Utilities	11.7	Telecommunication Services	4.1
Food, Beverage & Tobacco	10.3	Health Care Equipment & Services	3.4
Media	7.8	Retailing	3.4
Capital Goods	7.7	Automobiles & Components	2.8
Energy	7.5	Commercial & Professional Services	1.7
Materials	7.3	Insurance	1.6
Banks	6.8	Money Market Investment	1.4
Pharmaceuticals, Biotech & Life Sciences	6.3	Consumer Durables & Apparel	1.1
Diversified Financials	5.2	Consumer Services	1.0
Semiconductors & Semiconductor Equipment	4.7
Technology Hardware & Equipment	4.1		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

August 31, 2013

	Number of Contracts		Value ($)
BNY Mellon Income Stock Fund
Call Options:
Lorillard,
September 2013 @ $47.50	1,740	[a]	(10,440)
(premium received $145,548)

a Non-income producing security.
See notes to financial statements.

The Funds 59

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 61

STATEMENT OF INVESTMENTS (continued)

The Funds 63

STATEMENT OF INVESTMENTS (continued)

The Funds 65

STATEMENT OF INVESTMENTS (continued)

The Funds 67

STATEMENT OF INVESTMENTS (continued)

ETF—Exchange Traded Funds
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Capital Goods	10.1	Automobiles & Components	2.7
Software & Services	8.3	Commercial & Professional Services	2.7
Health Care Equipment & Services	7.3	Food, Beverage & Tobacco	2.2
Diversified Financials	7.0	Semiconductors & Semiconductor Equipment	2.1
Retailing	6.6	Media	1.8
Technology Hardware & Equipment	6.5	Money Market Investment	1.6
Energy	6.3	Transportation	1.6
Pharmaceuticals, Biotech & Life Sciences	5.0	Consumer Services	1.4
Banks	4.6	Exchange-Traded Funds	1.1
Materials	4.6	Household & Personal Products	.9
Consumer Durables & Apparel	4.3	Food & Staples Retailing	.6
Real Estate	4.0	Telecommunication Services	.5
Insurance	3.2
Utilities	2.9		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 69

STATEMENT OF INVESTMENTS (continued)

The Funds 71

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
ETF—Exchange Traded Funds
a Non-income producing security.
b Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $18,551,679 and the value of the collateral held by the fund was
$19,981,865.
c Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Software & Services	11.8	Energy	3.2
Banks	10.6	Transportation	2.7
Money Market Investments	8.1	Diversified Financials	2.4
Technology Hardware & Equipment	7.4	Real Estate	2.2
Capital Goods	7.3	Media	1.9
Health Care Equipment & Services	6.8	Consumer Services	1.8
Pharmaceuticals, Biotech & Life Sciences	5.7	Exchange-Traded Funds	1.7
Retailing	5.6	Food & Staples Retailing	1.2
Commercial & Professional Services	5.5	Food, Beverage & Tobacco	1.1
Consumer Durables & Apparel	4.9	Insurance	1.1
Semiconductors & Semiconductor Equipment	4.6	Utilities	1.1
Automobiles & Components	3.9	Household & Personal Products	.4
Materials	3.9		106.9

† Based on net assets.
See notes to financial statements.

The Funds 73

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Focused Equity Opportunities Fund

Common Stocks–99.0%	Shares	Value ($)
Automobiles & Components–3.0%		
Johnson Controls	401,055	**16,254,759**
Banks–3.9%		
Wells Fargo & Co.	512,910	**21,070,343**
Capital Goods–10.0%		
Caterpillar	185,685	15,326,440
Dover	202,500	17,222,625
Eaton	341,830	21,644,676
		54,193,741
Consumer Services–2.7%		
Las Vegas Sands	259,150	**14,603,102**
Diversified Financials–6.8%		
IntercontinentalExchange	107,440 [a,b]	19,312,340
Invesco	579,830	17,603,639
		36,915,979
Energy–14.0%		
Halliburton	291,645	13,998,960
Marathon Oil	403,900	13,906,277
National Oilwell Varco	224,700	16,695,210
Southwestern Energy	446,100 [b]	17,041,020
Valero Energy	386,600	13,735,898
		75,377,365
Food, Beverage & Tobacco–7.6%		
Mondelez International, Cl. A	677,045	20,764,970
PepsiCo	253,980	20,249,825
		41,014,795
Household & Personal Products–2.7%		
Procter & Gamble	188,100	**14,651,109**
Insurance–4.5%		
MetLife	520,500	**24,041,895**
Materials–2.7%		
Celanese, Ser. A	291,070	**14,332,287**
Media–3.5%		
Walt Disney	311,205	**18,930,600**
Pharmaceuticals, Biotech & Life Sciences–14.1%		
Bristol-Myers Squibb	387,480	16,154,041
GlaxoSmithKline, ADR	453,810	23,094,391
Shire, ADR	162,800	17,943,816
Teva Pharmaceutical Industries, ADR	501,880	19,181,854
		76,374,102
Retailing–3.6%		
Lowe's	418,980	**19,197,664**
Software & Services–17.1%		
Adobe Systems	350,850 [b]	16,051,387
Citrix Systems	245,130 [b]	17,347,850
Google, Cl. A	27,630 [b]	23,399,847
salesforce.com	410,690 [b]	20,177,200
Yahoo!	573,320 [b]	15,548,438
		92,524,722

ADR—American Depository Receipts
a Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $949,799 and the value of the collateral held by the fund was $972,077, consisting of cash collateral of $686,688 and U.S. Government and Agency securities valued at $285,389.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Software & Services	17.1	Media	3.5
Pharmaceuticals, Biotech & Life Sciences	14.1	Automobiles & Components	3.0
Energy	14.0	Technology Hardware & Equipment	2.8
Capital Goods	10.0	Consumer Services	2.7
Food, Beverage & Tobacco	7.6	Household & Personal Products	2.7
Diversified Financials	6.8	Materials	2.7
Insurance	4.5	Money Market Investments	.9
Banks	3.9
Retailing	3.6		99.9

† Based on net assets.
See notes to financial statements.

The Funds 75

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 77

STATEMENT OF INVESTMENTS (continued)

ETF—Exchange Traded Funds
a Non-income producing security.
b Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $35,891,826 and the value of the collateral held by the fund was
$37,289,322.
c Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Capital Goods	10.5	Utilities	4.7
Health Care Equipment & Services	8.5	Retailing	4.4
Money Market Investments	8.4	Commercial & Professional Services	3.1
Insurance	6.7	Semiconductors & Semiconductor Equipment	2.8
Materials	6.5	Consumer Services	2.2
Technology Hardware & Equipment	6.4	Exchange-Traded Funds	2.0
Pharmaceuticals, Biotech & Life Sciences	6.3	Transportation	2.0
Software & Services	6.3	Diversified Financials	1.8
Real Estate	6.2	Consumer Durables & Apparel	.8
Automobiles & Components	6.0	Food & Staples Retailing	.6
Energy	6.0
Banks	5.9		108.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 79

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
ETF—Exchange Traded Fund
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Financial	25.1	Information Technology	6.6
Industrial	11.8	Utilities	3.6
Health Care	10.8	Telecommunication Services	3.5
Consumer Discretionary	9.9	Money Market Investment	1.6
Consumer Staples	9.4	Exchange-Traded Fund	.8
Energy	8.6
Materials	7.4		99.1

† Based on net assets.
See notes to financial statements.

The Funds 81

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 83

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
ADS—American Depository Shares
ETF—Exchange-Traded Funds
GDR—Global Depository Receipts
a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $7,942,164 or .4% of net assets.
c The valuation of this security has been determined in good faith by management under the direction of the Board of Directors.At August 31, 2013, the value of this security amounted to $11,960,741 or .6% of net assets.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Financial	27.2	Consumer Staples	4.9
Information Technology	15.0	Utilities	3.3
Energy	13.0	Health Care	2.5
Consumer Discretionary	8.9	Exchange-Traded Funds	.5
Industrial	7.8	Money Market Investment	.2
Materials	7.8
Telecommunication Services	7.2		98.3

† Based on net assets.
See notes to financial statements.

The Funds 85

STATEMENT OF INVESTMENTS

August 31, 2013

The Funds 87

STATEMENT OF INVESTMENTS (continued)

The Funds 89

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, this security was valued at $1,327,920 or 1.3% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Banks	12.9	Technology Hardware & Equipment	2.0
Capital Goods	9.2	Short-Term/Money Market Investments	1.9
Pharmaceuticals, Biotech & Life Sciences	9.2	Software & Services	1.8
Materials	8.3	Transportation	1.8
Food, Beverage & Tobacco	7.7	Food & Staples Retailing	1.7
Energy	7.3	Household & Personal Products	1.7
Automobiles & Components	5.3	Media	1.7
Telecommunication Services	4.9	Commercial & Professional Services	1.5
Insurance	4.8	Retailing	1.2
Real Estate	3.5	Consumer Services	1.1
Utilities	3.4	Health Care Equipment & Services	1.0
Diversified Financials	3.3	Semiconductors & Semiconductor Equipment	.2
Consumer Durables & Apparel	2.1		99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

August 31, 2013

The Funds 91

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon International Equity Income Fund (continued)

Common Stocks (continued)	Shares	Value ($)
New Zealand–1.2%		
Telecom Corporation of New Zealand	1,163,800	**2,046,094**
Norway–4.4%		
Seadrill	158,500	**7,313,970**
Poland–1.9%		
KGHM Polska Miedz	26,300	997,627
PGE	104,100	547,225
Synthos	1,143,400	1,567,198
		3,112,050
Singapore–.9%		
StarHub	429,000	**1,412,512**
South Africa–5.2%		
Kumba Iron Ore	72,500	3,173,175
MMI Holdings	989,900	1,980,474
Vodacom Group	300,900	3,396,630
		8,550,279
Spain–4.4%		
ACS Actividades de Construccion y Servicios	67,000	1,886,569
Ferrovial	327,700	5,435,464
		7,322,033
Sweden–.3%		
Ratos, Cl. B	21,400	186,639
Skanska, Cl. B	14,400	257,913
		444,552
Taiwan–.2%		
Compal Electronics	129,000	86,864
Farglory Land Development	112,000	202,483
		289,347

	Shares	Value ($)
Thailand–1.8%		
Advanced Info Service	391,300	**2,917,428**
Turkey–5.4%		
Ford Otomotiv Sanayi	474,300	5,932,385
Tupras Turkiye Petrol Rafinerileri	101,400	1,949,665
Turk Telekomunikasyon	352,800	1,079,815
		8,961,865
United Kingdom–21.3%		
AstraZeneca	66,100	3,255,370
Aviva	147,500	884,145
BAE Systems	397,300	2,678,877
BP	115,200	796,576
British American Tobacco	152,924	7,713,859
GlaxoSmithKline	56,800	1,448,409
HSBC Holdings	99,500	1,042,353
ICAP	88,400	503,311
Legal & General Group	830,500	2,404,150
Man Group	199,400	251,687
Marks & Spencer Group	13,000	95,029
National Grid	140,000	1,610,904
Resolution	414,900	2,049,135
Royal Dutch Shell, Cl. A	40,677	1,315,893
Royal Dutch Shell, Cl. B	10,000	336,748
RSA Insurance Group	1,189,400	2,186,038
SSE	64,000	1,550,187
Standard Life	504,900	2,591,438
TUI Travel	185,300	988,971
Vodafone Group	443,000	1,415,933
		35,119,013

The Funds 93

STATEMENT OF INVESTMENTS (continued)

ETF—Exchange Traded Funds
a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Financial	25.5	Utilities	3.3
Telecommunication Services	14.6	Health Care	2.8
Consumer Discretionary	13.4	Information Technology	2.2
Industrial	10.7	Money Market Investment	1.9
Energy	9.0	Exchange Traded Fund	1.5
Materials	8.7
Consumer Staples	5.1		98.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Asset Allocation Fund
	Coupon	Maturity	Principal
Bonds and Notes—15.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables—.2%
Americredit Automobile Receivables Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	375,000		373,241
AmeriCredit Automobile Receivables Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	270,392		270,704
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	354,509		355,552
					999,497
Casinos—.2%
Agua Caliente Band of Cahuilla Indians, Sr. Scd. Notes	6.08	10/1/16	204,000	[a]	197,539
Agua Caliente Band of Cahuilla Indians, Sr. Scd. Notes	6.44	10/1/16	174,000	[a]	166,570
Seminole Indian Tribe of Florida, Sr. Scd. Notes	5.80	10/1/13	265,000	[a]	265,331
Seminole Indian Tribe of Florida, Scd. Notes	7.75	10/1/17	105,000	[a]	111,956
					741,396
Commercial Mortgage Pass-Through Ctfs.—.3%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/45	155,000		151,383
WFRBS Commercial Mortgage Trust, Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		82,315
WF-RBS Commerical Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/45	890,000		827,446
					1,061,144
Consumer Discretionary—.6%
Amazon.com, Sr. Unscd. Notes	2.50	11/29/22	345,000		312,248
Comcast, Gtd. Notes	3.13	7/15/22	615,000		596,440
Johnson Controls, Sr. Unscd. Notes	3.75	12/1/21	440,000		437,694
News America, Gtd. Notes	6.15	3/1/37	265,000		288,298
Time Warner Cable, Gtd. Notes	4.13	2/15/21	565,000		537,807
Time Warner, Gtd. Notes	4.00	1/15/22	350,000		351,120
					2,523,607
Consumer Staples—.3%
Anheuser-Busch InBev Worldwide, Gtd. Notes	2.50	7/15/22	305,000		280,957
ConAgra Foods, Sr. Unscd. Notes	3.20	1/25/23	150,000		140,409
PepsiCo, Sr. Unscd. Notes	4.50	1/15/20	375,000		409,292
Pernod-Ricard, Sr. Unscd. Notes	4.45	1/15/22	290,000	[a]	296,613
Walgreen, Sr. Unscd. Notes	3.10	9/15/22	330,000		309,970
					1,437,241
Energy—.1%
BP Capital Markets, Gtd. Notes	3.88	3/10/15	290,000		304,073
Petrobras International Finance, Gtd. Notes	5.38	1/27/21	125,000		122,685
					426,758
Financial—2.4%
American International Group, Sr. Unscd. Notes	5.85	1/16/18	450,000		508,611
Bank of America, Sub. Notes	5.49	3/15/19	970,000		1,049,396
BBVA US Senior, Bank Gtd. Notes	3.25	5/16/14	370,000		373,298
Bear Stearns, Sub. Notes	5.55	1/22/17	395,000		434,744
BlackRock, Sr. Unscd. Notes	6.25	9/15/17	420,000		490,117
Boston Properties, Sr. Unscd. Notes	4.13	5/15/21	360,000		368,714

The Funds 95

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Citigroup, Sub. Notes	5.00	9/15/14	415,000		431,327
Citigroup, Sr. Unscd. Notes	6.13	11/21/17	195,000		223,730
Ford Motor Credit, Sr. Unscd. Notes	3.00	6/12/17	320,000		322,695
General Electric Capital, Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	270,000	[b]	248,400
General Electric Capital, Sub. Notes	5.30	2/11/21	295,000		319,163
Goldman Sachs Group, Sub. Notes	6.75	10/1/37	445,000		460,625
HSBC Finance, Sub. Notes	6.68	1/15/21	582,000		658,074
Jefferies Group, Sr. Unscd. Notes	5.13	4/13/18	115,000		122,766
Jefferies Group, Sr. Unscd. Notes	8.50	7/15/19	335,000		407,572
MetLife, Sr. Unscd. Notes	7.72	2/15/19	345,000		431,438
Morgan Stanley, Sub. Notes	4.88	11/1/22	625,000		618,186
NYSE Euronext, Sr. Unscd. Notes	2.00	10/5/17	385,000		383,012
Prudential Financial, Sr. Unscd. Notes	4.75	9/17/15	395,000		425,168
Rabobank Nederland, Gtd. Notes	4.50	1/11/21	440,000		462,623
RBS Citizens Financial Group, Sub. Notes	4.15	9/28/22	445,000	[a]	426,719
Simon Property Group, Sr. Unscd. Notes	5.65	2/1/20	450,000		503,850
TD Ameritrade Holding, Gtd. Notes	4.15	12/1/14	335,000		349,661
					10,019,889
Foreign/Governmental—.2%
Mexican Government, Sr. Unscd. Notes	5.63	1/15/17	315,000		351,540
Mexican Government, Sr. Unscd. Notes	6.63	3/3/15	185,000		200,263
Province of Ontario Canada, Sr. Unscd. Bonds	4.00	10/7/19	330,000		356,041
					907,844
Health Care—.2%
Amgen, Sr. Unscd. Notes	5.65	6/15/42	410,000		425,345
Thermo Fisher Scientific, Sr. Unscd. Notes	3.60	8/15/21	290,000		282,665
					708,010
Industrial—.2%
ABB Finance USA, Gtd. Notes	2.88	5/8/22	575,000		548,124
CRH America, Gtd. Notes	5.30	10/15/13	405,000		407,030
					955,154
Information Technology—.3%
Intel, Sr. Unscd. Notes	2.70	12/15/22	575,000		531,283
Oracle, Sr. Unscd. Notes	5.75	4/15/18	520,000		602,925
					1,134,208
Materials—.1%
Eastman Chemical, Sr. Unscd. Notes	3.60	8/15/22	365,000		353,996
Municipal Bonds—.9%
Chicago, GO	7.78	1/1/35	340,000		378,046
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue	3.00	7/1/20	750,000		693,570
Illinois, GO	4.42	1/1/15	440,000		455,831
Los Angeles Community College District, GO (Build America Bonds)	6.75	8/1/49	655,000		812,010

BNY Mellon Asset Allocation Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds (continued)
Massachusetts, GO (Build America Bonds)	4.20	12/1/21	210,000		218,841
New York City Municipal Water Finance Authority,
Water and Sewer System Second General
Resolution Revenue (Build America Bonds)	6.28	6/15/42	320,000		354,563
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/34	180,000		204,844
Puerto Rico Commonwealth Government
Development Bank, Revenue Bonds	3.67	5/1/14	415,000		415,506
University of California Regents, Medical Center
Pooled Revenue (Build America Bonds)	5.44	5/15/23	135,000		148,794
					3,682,005
Telecommunication Services—.5%
AT&T, Sr. Unscd. Notes	4.45	5/15/21	450,000		477,223
Rogers Communications, Gtd. Notes	6.38	3/1/14	380,000		390,746
Telefonica Emisiones, Gtd. Notes	5.13	4/27/20	495,000		501,334
Verizon Communications, Sr. Unscd. Notes	5.50	2/15/18	550,000		621,399
					1,990,702
U.S. Government Agencies/Mortgage-Backed—4.6%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/28			751,549	[c]	746,382
3.00%, 7/1/28—11/1/42			1,688,242	[c]	1,668,198
3.50%, 6/1/43			1,118,101	[c]	1,116,002
4.00%, 4/1/24			402,974	[c]	424,036
4.50%, 5/1/39—11/1/41			2,775,405	[c]	2,940,484
5.00%, 7/1/40			758,709	[c]	815,968
5.50%, 12/1/37—12/1/38			832,990	[c]	898,513
Federal National Mortgage Association:
2.50%, 3/1/28			406,114	[c]	404,182
3.00%, 7/1/27—5/1/43			2,276,612	[c]	2,247,614
3.32%, 4/1/41			276,835	[b,c]	289,549
3.50%, 9/1/26—6/1/43			2,246,968	[c]	2,294,852
4.00%, 2/1/41—11/1/42			1,608,153	[c]	1,664,051
4.50%, 6/1/23—7/1/24			226,464	[c]	240,697
5.00%, 12/1/21—2/1/41			1,380,928	[c]	1,496,479
5.50%, 4/1/36—3/1/38			945,893	[c]	1,031,158
6.00%, 4/1/33—10/1/38			749,762	[c]	826,687
6.50%, 10/1/36			53,347	[c]	58,620
					19,163,472
U.S. Government Securities—4.5%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			752,564	[d,e]	890,847
Notes 0.13%, 4/15/18			767,646	[d,e]	783,299
Notes 0.13%, 1/15/23			642,328	[d]	612,796
Notes, 0.63%, 7/15/21			616,390	[d]	629,537
Notes, 1.38%, 7/15/18			595,518	[d,e]	647,486
Notes, 1.38%, 1/15/20			502,070	[d,e]	542,569
Notes, 2.38%, 1/15/17			752,564	[d,e]	831,994

The Funds 97

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes:
0.25%, 1/15/15			490,000		490,115
0.25%, 8/15/15			2,045,000	[e]	2,039,448
0.25%, 9/15/15			770,000	[e]	767,594
0.25%, 12/15/15			715,000	[e]	711,062
0.25%, 4/15/16			530,000		524,969
0.38%, 4/15/15			865,000	[e]	866,030
0.38%, 2/15/16			255,000		253,904
0.38%, 3/15/16			345,000		343,194
0.50%, 6/15/16			465,000	[e]	462,657
0.63%, 7/15/16			245,000		244,301
0.63%, 8/15/16			405,000		403,465
0.63%, 9/30/17			515,000	[e]	501,542
0.63%, 4/30/18			315,000	[e]	302,708
0.75%, 10/31/17			650,000		635,070
0.88%, 12/31/16			475,000		473,961
0.88%, 1/31/18			250,000		244,297
1.00%, 5/31/18			675,000	[e]	658,995
1.25%, 4/30/19			590,000		571,770
1.25%, 10/31/19			25,000		23,953
1.38%, 2/28/19			220,000	[e]	215,445
1.50%, 6/30/16			500,000	[e]	510,996
1.50%, 7/31/16			510,000	[e]	520,997
1.75%, 7/31/15			750,000		769,526
1.75%, 5/15/23			975,000	[e]	891,821
2.25%, 7/31/18			180,000		185,801
					18,552,149
Utilities—.1%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	250,000	[a]	238,668
Hydro-Quebec,
Gov’t Gtd. Notes	2.00	6/30/16	280,000		287,645
					526,313
Total Bonds and Notes
(cost $64,519,078)					65,183,385

The Funds 99

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
ETF—Exchange Traded Funds
GO—General Obligation
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $1,703,396 or .4% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
[d] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $10,834,234 and the value of the collateral held by the fund was
$11,139,404, consisting of U.S. Government and Agency securities.
f Non-income producing security.
g Investment in real estate investment trust.
[h] Investment in affiliated mutual fund.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Mutual Funds: Domestic	40.6	Municipal Bonds	.9
Mutual Funds: Foreign	23.2	Commercial Mortgage-Backed	.3
Common Stocks	19.2	Asset-Backed	.2
U.S. Government Agencies/Mortgage-Backed	9.1	Exchange-Traded Funds	.2
Corporate Bonds	5.0	Foreign/Governmental	.2
Money Market Investment	1.1		100.0

† Based on net assets.
See notes to financial statements.

The Funds 101

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2013

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	Large Cap	Large Cap Market	Tax-Sensitive Large Cap	Income
	Stock Fund	Opportunities Fund	Multi-Strategy Fund	Stock Fund
Assets ($):
Investments in securities—
See Statement of Investments:†
Unaffiliated issuers	749,201,842	105,670,859	404,281,879	969,393,554
Affiliated issuers	—	110,144,757	234,257,167	13,968,966
Cash	—	253,854	117,500	298,613
Receivable for investment securities sold	11,530,499	—	—	—
Dividends receivable	1,416,264	267,751	961,922	2,390,942
Receivable for shares of
Beneficial Interest subscribed	2,500	109,872	220,651	1,506,935
Prepaid expenses	18,267	15,744	17,746	17,771
	762,169,372	216,462,837	639,856,865	987,576,781
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	467,580	114,927	343,270	547,916
Due to Administrator—Note 4(a)	81,973	15,453	52,360	99,014
Cash overdraft due to Custodian	1,006,752	—	—	—
Payable for investment securities purchased	7,567,701	—	—	2,327,124
Payable for shares of
Beneficial Interest redeemed	214,891	61,922	83,706	239,061
Interest payable—Note 3	347	—	—	—
Outstanding options written, at value
(premiums received $145,548 for
BNY Mellon Income Stock Fund)—See
statement of Options Written—Note 5	—	—	—	10,440
Accrued expenses	53,086	51,343	96,146	100,219
	9,392,330	243,645	575,482	3,323,774
Net Assets ($)	752,777,042	216,219,192	639,281,383	984,253,007

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	Large Cap	Large Cap Market	Tax-Sensitive Large Cap	Income
	Stock Fund	Opportunities Fund	Multi-Strategy Fund	Stock Fund
Composition of Net Assets ($):
Paid-in capital	444,315,144	176,399,833	564,724,269	833,114,720
Accumulated undistributed investment income—net	154,239	783,030	3,549,629	175,655
Accumulated net realized gain (loss) on investments	116,826,932	13,656,418	19,763,786	21,650,429
Accumulated net unrealized appreciation
(depreciation) on investments	191,480,727	25,379,911	51,243,699	—
Accumulated net unrealized appreciation (depreciation)
on investment and options transactions	—	—	—	129,312,203
Net Assets ($)	752,777,042	216,219,192	639,281,383	984,253,007
Net Asset Value Per Share
Class M Shares
Net Assets ($)	732,611,598	216,116,456	638,085,256	981,444,391
Shares Outstanding	73,506,064	15,213,122	44,161,259	116,960,480
Net Asset Value Per Share ($)	9.97	14.21	14.45	8.39
Investor Shares
Net Assets ($)	20,165,444	102,736	1,196,127	2,808,616
Shares Outstanding	2,022,448	7,194	81,676	332,196
Net Asset Value Per Share ($)	9.97	14.28	14.64	8.45
† Investments at cost ($):
Unaffiliated issuers	557,721,115	80,289,944	352,426,469	840,216,459
Affiliated issuers	—	110,145,761	234,868,878	13,968,966

See notes to financial statements.

The Funds 103

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	BNY Mellon	BNY Mellon	BNY Mellon
	Mid Cap	Small Cap	Focused Equity	BNY Mellon
	Multi-Strategy Fund	Multi-Strategy Fund	Opportunities Fund	Small/Mid Cap Fund
Assets ($):
Investments in securities—
See Statement of Investments†
(including securities on loan)††—Note 2(c):
Unaffiliated issuers	1,575,967,219	304,055,428	534,325,799	462,976,895
Affiliated issuers	24,835,543	25,037,460	5,192,000	38,936,685
Cash	303,527	195,748	685,737	90,000
Receivable for investment securities sold	5,113,842	1,130,691	—	—
Dividends receivable	1,635,822	—	—	—
Receivable for shares of
Beneficial Interest subscribed	846,453	116,128	535,026	70,866
Dividends and securities lending
income receivable	—	103,296	1,093,504	360,054
Prepaid expenses	39,189	18,829	5,167	5,311
	1,608,741,595	330,657,580	541,837,233	502,439,811
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	1,108,873	268,173	346,858	330,423
Due to Administrator—Note 4(a)	172,779	33,383	57,502	50,891
Payable for investment securities purchased	4,771,215	2,279,263	—	—
Payable for shares of
Beneficial Interest redeemed	418,115	158,588	690,453	241,162
Liability for securities on loan—Note 2(c)	—	19,981,865	686,688	37,289,322
Interest payable—Note 3	—	—	—	34
Accrued expenses	69,690	49,065	57,784	57,972
	6,540,672	22,770,337	1,839,285	37,969,804
Net Assets ($)	1,602,200,923	307,887,243	539,997,948	464,470,007

	BNY Mellon	BNY Mellon	BNY Mellon
	Mid Cap	Small Cap	Focused Equity	BNY Mellon
	Multi-Strategy Fund	Multi-Strategy Fund	Opportunities Fund	Small/Mid Cap Fund
Composition of Net Assets ($):
Paid-in capital	1,271,150,531	302,157,935	408,162,417	387,538,834
Accumulated undistributed (distribution in
excess of) investment income—net	4,972,064	(423,571)	3,758,775	437,489
Accumulated net realized
gain (loss) on investments	58,709,124	(38,706,191)	26,835,202	19,697,750
Accumulated net unrealized appreciation
(depreciation) on investments	267,369,204	44,859,070	101,241,554	56,795,934
Net Assets ($)	1,602,200,923	307,887,243	539,997,948	464,470,007
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,572,562,027	299,415,071	539,019,344	464,031,159
Shares Outstanding	117,998,213	20,264,798	35,376,423	30,746,920
Net Asset Value Per Share ($)	13.33	14.78	15.24	15.09
Investor Shares
Net Assets ($)	29,638,896	8,472,172	978,604	438,848
Shares Outstanding	2,250,582	589,945	64,469	29,213
Net Asset Value Per Share ($)	13.17	14.36	15.18	15.02
† Investments at cost ($):
Unaffiliated issuers	1,308,598,015	259,196,358	433,084,245	406,180,961
Affiliated issuers	24,835,543	25,037,460	5,192,000	38,936,685
††Value of securities on loan ($)	—	18,551,679	949,799	35,891,826

See notes to financial statements.

The Funds 105

STATEMENTS OF ASSETS AND LIABILITIES (continued)

		BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	BNY Mellon	Emerging	International	International	Asset Allocation
	International Fund	Markets Fund	Appreciation Fund	Equity Income Fund	Fund
Assets ($):
Investments in securities—
See Statement of Investments†
(including securities on loan)††—Note 2(c):
Unaffiliated issuers	511,447,384	1,806,924,588	100,897,740	159,942,056	164,444,339
Affiliated issuers	8,318,742	3,563,342	1,761,341	3,045,924	251,658,294
Cash	344,712	1,236,135	16,298	443,528	—
Cash denominated in foreign currencies†††	2,054,691	14,205,713	—	699,941	—
Dividends receivable	2,404,863	6,472,086	328,672	1,240,203	—
Receivable for investment securities sold	1,184,319	22,794,537	—	—	—
Receivable for shares of
Beneficial Interest subscribed	86,500	1,393,805	—	82,007	43,900
Unrealized appreciation on forward foreign
currency exchange contracts—Note 5	—	2,088	—	—	—
Dividends, interest and securities
lending income receivable	—	—	—	—	556,243
Prepaid expenses and other assets	849,446	22,916	310,906	4,133	17,099
	526,690,657	1,856,615,210	103,314,957	165,457,792	416,719,875
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	518,368	2,604,533	57,749	167,481	81,630
Due to Administrator—Note 4(a)	57,070	197,243	11,241	17,633	15,498
Cash overdraft due to Custodian	—	—	—	—	404,930
Payable for investment securities purchased	1,161,554	9,957,032	—	—	—
Payable for shares of
Beneficial Interest redeemed	513,262	2,117,230	21,771	43,172	23,626
Unrealized depreciation on forward foreign
currency exchange contracts—Note 5	332	66,888	—	—	—
Interest payable—Note 3	—	894	—	—	—
Payable for futures variation margin—Note 5	—	—	24,699	—	—
Accrued expenses	43,715	53,293	65,394	46,148	41,358
	2,294,301	14,997,113	180,854	274,434	567,042
Net Assets ($)	524,396,356	1,841,618,097	103,134,103	165,183,358	416,152,833

		BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	BNY Mellon	Emerging	International	International	Asset Allocation
	International Fund	Markets Fund	Appreciation Fund	Equity Income Fund	Fund
Composition of Net Assets ($):
Paid-in capital	1,168,190,480	2,139,192,099	170,154,828	161,639,941	356,694,740
Accumulated undistributed
investment income—net	9,338,567	21,173,888	1,827,550	2,236,471	672,651
Accumulated net realized
gain (loss) on investments	(628,742,508)	(250,819,847)	(42,475,998)	(7,309,461)	7,579,133
Accumulated net unrealized appreciation
(depreciation) on investments and
foreign currency transactions	(24,390,183)	(67,928,043)	—	8,616,407	—
Accumulated net unrealized appreciation
(depreciation) on investments [including
($82,792) net unrealized (depreciation)
on financial futures for BNY Mellon
International Appreciation Fund]	—	—	(26,372,277)	—	51,206,309
Net Assets ($)	524,396,356	1,841,618,097	103,134,103	165,183,358	416,152,833
Net Asset Value Per Share
Class M Shares
Net Assets ($)	519,964,048	1,830,754,312	98,361,422	165,132,249	411,214,089
Shares Outstanding	46,686,323	201,005,356	7,943,105	11,953,410	35,214,953
Net Asset Value Per Share ($)	11.14	9.11	12.38	13.81	11.68
Investor Shares
Net Assets ($)	4,432,308	10,863,785	4,772,681	51,109	4,938,744
Shares Outstanding	374,913	1,164,353	389,803	3,679	420,527
Net Asset Value Per Share ($)	11.82	9.33	12.24	13.89	11.74
† Investments at cost ($):
Unaffiliated issuers	535,795,909	1,874,664,920	127,187,225	151,307,557	145,132,548
Affiliated issuers	8,318,742	3,563,342	1,761,341	3,045,924	219,763,776
†† Value of securities on loan ($)	—	—	—	—	10,834,234
††† Cash denominated in
foreign currencies (cost) ($)	2,065,708	14,249,002	—	712,093	—

See notes to financial statements.

The Funds 107

STATEMENTS OF OPERATIONS

Year Ended August 31, 2013

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	Large Cap	Large Cap Market	Tax-Sensitive Large Cap	Income
	Stock Fund	Opportunities Fund	Multi-Strategy Fund	Stock Fund
Investment Income ($):
Income:
Cash dividends (net of $244,021, $12,063, $26,185 and
$245,727 foreign taxes withheld at source for BNY Mellon
Large Cap Stock Fund, BNY Mellon Large Cap Market
Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap
Multi-Strategy Fund and BNY Mellon Income
Stock Fund, respectively):
Unaffiliated issuers	17,384,468	2,681,162	7,132,550	26,284,553
Affiliated issuers	1,004	172,456	370,153	11,846
Income from securities lending—Note 2(c)	61,123	—	—	562,825
Total Income	17,446,595	2,853,618	7,502,703	26,859,224
Expenses:
Investment advisory fees—Note 4(a)	5,586,679	1,112,489	2,678,782	4,543,075
Administration fees—Note 4(a)	1,062,574	187,956	458,066	864,152
Custodian fees—Note 4(b)	69,793	27,189	45,749	54,819
Professional fees	57,959	51,167	44,010	62,746
Trustees’ fees and expenses—Note 4(c)	50,692	11,051	27,608	38,769
Shareholder servicing costs—Note 4(b)	33,300	124	1,645	4,988
Registration fees	30,025	33,557	90,733	73,903
Interest expense—Note 3	9,552	—	2,276	135
Prospectus and shareholders’ reports	9,075	4,876	5,273	6,899
Loan commitment fees—Note 3	7,768	1,451	2,980	6,747
Miscellaneous	27,767	18,567	20,365	34,836
Total Expenses	6,945,184	1,448,427	3,377,487	5,691,069
Less—reduction in expenses due to
undertaking—Note 4(a)	—	—	(77)	—
Less—reduction in fees due to
earnings credits—Note 4(b)	(9)	(1)	(1)	(5)
Net Expenses	6,945,175	1,448,426	3,377,409	5,691,064
Investment Income—Net	10,501,420	1,405,192	4,125,294	21,168,160
Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	121,918,119	14,565,931	19,606,143	25,207,553
Affiliated issuers	—	4,257,180	5,935,895	—
Net realized gain (loss) on financial futures	1,141,265	(1,286,824)	(2,658,151)	(113,759)
Net realized gain (loss) on options transactions	—	—	—	477,040
Net Realized Gain (Loss)	123,059,384	17,536,287	22,883,887	25,570,834
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(10,138,306)	12,292,051	38,106,213	91,945,140
Affiliated issuers	—	(1,531,858)	(1,775,458)	—
Net unrealized appreciation (depreciation)
on options transactions	—	—	—	135,108
Net Unrealized Appreciation (Depreciation)	(10,138,306)	10,760,193	36,330,755	92,080,248
Net Realized and Unrealized Gain (Loss) on Investments	112,921,078	28,296,480	59,214,642	117,651,082
Net Increase in Net Assets Resulting from Operations	123,422,498	29,701,672	63,339,936	138,819,242

See notes to financial statements.

	BNY Mellon	BNY Mellon	BNY Mellon
	Mid Cap	Small Cap	Focused Equity	BNY Mellon
	Multi-Strategy Fund	Multi-Strategy Fund	Opportunities Fund	Small/Mid Cap Fund
Investment Income ($):
Income:
Cash dividends (net of $71,070 and $90,387
foreign taxes withheld at source for
BNY Mellon Mid Cap Multi-Strategy Fund and
BNY Mellon Focused Equity Opportunities Fund):
Unaffiliated issuers	20,576,946	2,857,695	9,742,909	7,815,757
Affiliated issuers	40,707	4,235	3,723	2,141
Income from securities lending—Note 2(c)	441,810	196,570	5,918	591,485
Interest	927	—	—	—
Total Income	21,060,390	3,058,500	9,752,550	8,409,383
Expenses:
Investment advisory fees—Note 4(a)	10,470,475	2,285,623	3,437,574	3,602,029
Administration fees—Note 4(a)	1,725,985	332,445	607,141	593,765
Professional fees	204,023	49,642	52,461	68,765
Custodian fees—Note 4(b)	131,406	78,118	39,174	46,154
Trustees’ fees and expenses—Note 4(c)	91,730	13,954	35,689	25,007
Prospectus and shareholders’ reports	81,335	8,516	8,691	7,897
Shareholder servicing costs—Note 4(b)	65,614	18,089	1,096	1,841
Registration fees	32,848	31,517	28,610	28,449
Loan commitment fees—Note 3	10,265	1,826	4,165	3,116
Interest expense—Note 3	—	—	82	6,579
Miscellaneous	39,257	26,068	19,842	21,661
Total Expenses	12,852,938	2,845,798	4,234,525	4,405,263
Less—reduction in fees due to
earnings credits—Note 4(b)	(162)	(49)	(2)	(3)
Net Expenses	12,852,776	2,845,749	4,234,523	4,405,260
Investment Income—Net	8,207,614	212,751	5,518,027	4,004,123
Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	118,809,988	40,450,262	43,676,106	59,865,850
Net realized gain (loss) on financial futures	13,155,107	170,463	765,209	—
Net Realized Gain (Loss)	131,965,095	40,620,725	44,441,315	59,865,850
Net unrealized appreciation
(depreciation) on investments	160,206,921	26,641,935	28,992,705	13,695,989
Net unrealized appreciation
(depreciation) on financial futures	167,924	11,374	—	—
Net Unrealized Appreciation (Depreciation)	160,374,845	26,653,309	28,992,705	13,695,989
Net Realized and Unrealized
Gain (Loss) on Investments	292,339,940	67,274,034	73,434,020	73,561,839
Net Increase in Net Assets
Resulting from Operations	300,547,554	67,486,785	78,952,047	77,565,962

See notes to financial statements.

The Funds 109

STATEMENTS OF OPERATIONS (continued)

		BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	BNY Mellon	Emerging	International	International	Asset Allocation
	International Fund	Markets Fund	Appreciation Fund	Equity Income Fund	Fund
Investment Income ($):
Income:
Cash dividends (net of $1,370,664,
$6,901,959, $249,346, $633,659 and
$19,691 foreign taxes withheld at source
for BNY Mellon International Fund,
BNY Mellon Emerging Markets Fund,
BNY Mellon International Appreciation
Fund, BNY Mellon International Equity
Income Fund and BNY Mellon Asset
Allocation Fund, respectively):
Unaffiliated issuers	15,234,238	55,942,323	3,496,748	7,435,962	2,059,902
Affiliated issuers	4,223	21,039	997	2,175	3,897,671
Interest	8,585	416	195	160	1,989,009
Income from securities lending—Note 2(c)	—	—	—	—	7,900
Total Income	15,247,046	55,963,778	3,497,940	7,438,297	7,954,482
Expenses:
Investment advisory fees—Note 4(a)	4,590,418	24,809,201	564,493	1,104,360	1,161,127
Administration fees—Note 4(a)	667,645	2,666,690	139,573	160,619	176,345
Custodian fees—Note 4(b)	224,094	1,900,146	12,019	74,263	16,009
Professional fees	53,515	132,074	39,092	59,229	51,619
Trustees’ fees and expenses—Note 4(c)	32,606	135,740	8,186	7,673	25,961
Registration fees	29,683	28,421	29,063	49,021	29,951
Shareholder servicing costs—Note 4(b)	10,437	38,572	11,208	155	12,665
Prospectus and shareholders’ reports	7,187	7,903	12,546	9,680	38
Loan commitment fees—Note 3	4,773	18,332	818	659	3,152
Interest expense—Note 3	3,801	7,148	88	432	—
ADR fees	—	—	95,458	—	—
Miscellaneous	53,246	629,080	31,761	29,471	38,519
Total Expenses	5,677,405	30,373,307	944,305	1,495,562	1,515,386
Less—reduction in expenses
due to undertaking—Note 4(a)	—	—	—	—	(480,444)
Less—reduction in fees due to
earnings credits—Note 4(b)	(9)	(24)	(20)	(2)	(2)
Net Expenses	5,677,396	30,373,283	944,285	1,495,560	1,034,940
Investment Income—Net	9,569,650	25,590,495	2,553,655	5,942,737	6,919,542

		BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	BNY Mellon	Emerging	International	International	Asset Allocation
	International Fund	Markets Fund	Appreciation Fund	Equity Income Fund	Fund

Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments
and foreign currency transactions	38,386,939	(33,952,783)	(3,534,829)	(5,722,276)	—
Net realized gain (loss) on forward
foreign currency exchange contracts	65,990	(1,029,858)	32,961	(102,719)	—
Net realized gain (loss) on financial futures	—	—	371,385	—	—
Net realized gain (loss) on investments:
Unaffiliated issuers	—	—	—	—	4,349,505
Affiliated issuers	—	—	—	—	2,530,193
Capital gain distributions:
Unaffiliated issuers	—	—	—	—	361,572
Affiliated issuers	—	—	—	—	2,476,173
Net Realized Gain (Loss)	38,452,929	(34,982,641)	(3,130,483)	(5,824,995)	9,717,443
Net unrealized appreciation (depreciation)
on investments and foreign
currency transactions	67,363,737	23,340,900	20,482,232	10,065,227	—
Net unrealized appreciation (depreciation)
on forward foreign currency
exchange contracts	16,409	(19,926)	(18,881)	—	—
Net unrealized appreciation
(depreciation) on financial futures	—	—	(56,228)	—	—
Net unrealized appreciation
(depreciation) on investments:
Unaffiliated issuers	—	—	—	—	1,666,868
Affiliated issuers	—	—	—	—	17,530,727
Net Unrealized Appreciation (Depreciation)	67,380,146	23,320,974	20,407,123	10,065,227	19,197,595
Net Realized and Unrealized
Gain (Loss) on Investments	105,833,075	(11,661,667)	17,276,640	4,240,232	28,915,038
Net Increase in Net Assets
Resulting from Operations	115,402,725	13,928,828	19,830,295	10,182,969	35,834,580

See notes to financial statements.

The Funds 111

STATEMENTS OF CHANGES IN NET ASSETS

			BNY Mellon Large Cap
	BNY Mellon Large Cap Stock Fund		Market Opportunities Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	10,501,420	9,616,967	1,405,192	736,707
Net realized gain (loss) on investments	123,059,384	64,410,207	17,536,287	(3,284,871)
Net unrealized appreciation (depreciation) on investments	(10,138,306)	54,209,338	10,760,193	17,095,144
Net Increase (Decrease) in Net Assets
Resulting from Operations	123,422,498	128,236,512	29,701,672	14,546,980
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(10,402,918)	(9,461,194)	(1,053,761)	(385,167)
Investor Shares	(132,786)	(90,719)	(178)	—
Net realized gain on investments:
Class M Shares	(41,986,273)	—	—	—
Investor Shares	(546,696)	—	—	—
Total Dividends	(53,068,673)	(9,551,913)	(1,053,939)	(385,167)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	77,759,660	58,258,330	70,144,183	66,139,968
Investor Shares	14,649,638	8,552,499	98,998	308,238
Dividends reinvested:
Class M Shares	30,201,050	1,226,758	133,186	50,769
Investor Shares	557,896	74,959	100	—
Cost of shares redeemed:
Class M Shares	(416,800,568)	(297,872,740)	(35,261,770)	(45,901,357)
Investor Shares	(8,136,515)	(10,755,874)	(28,772)	(279,204)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(301,768,839)	(240,516,068)	35,085,925	20,318,414
Total Increase (Decrease) in Net Assets	(231,415,014)	(121,831,469)	63,733,658	34,480,227
Net Assets ($):
Beginning of Period	984,192,056	1,106,023,525	152,485,534	118,005,307
End of Period	752,777,042	984,192,056	216,219,192	152,485,534
Undistributed investment income—net	154,239	188,523	783,030	431,777
Capital Share Transactions (Shares):
Class M Shares
Shares sold	8,219,711	6,758,013	5,322,811	5,853,905
Shares issued for dividends reinvested	3,394,443	144,190	10,655	4,701
Shares redeemed	(44,138,261)	(35,109,525)	(2,658,868)	(4,049,515)
Net Increase (Decrease) in Shares Outstanding	(32,524,107)	(28,207,322)	2,674,598	1,809,091
Investor Shares
Shares sold	1,467,244	1,002,451	7,053	27,572
Shares issued for dividends reinvested	61,989	8,769	8	—
Shares redeemed	(852,776)	(1,259,168)	(2,151)	(26,288)
Net Increase (Decrease) in Shares Outstanding	676,457	(247,948)	4,910	1,284

See notes to financial statements.

	BNY Mellon Tax-Sensitive
	Large Cap Multi-Strategy Fund		BNY Mellon Income Stock Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	4,125,294	781,061	21,168,160	12,540,050
Net realized gain (loss) on investments	22,883,887	(2,567,846)	25,570,834	10,895,373
Net unrealized appreciation (depreciation) on investments	36,330,755	13,822,380	92,080,248	31,353,852
Net Increase (Decrease) in Net Assets
Resulting from Operations	63,339,936	12,035,595	138,819,242	54,789,275
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(1,087,759)	(415,070)	(21,080,259)	(12,444,436)
Investor Shares	—	—	(53,777)	(39,030)
Net realized gain on investments:
Class M Shares	—	—	(473,022)	—
Investor Shares	—	—	(1,451)	—
Total Dividends	(1,087,759)	(415,070)	(21,608,509)	(12,483,466)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	495,682,964	57,619,035	413,807,788	371,580,235
Investor Shares	3,026,866	104,518	4,038,516	1,672,126
Dividends reinvested:
Class M Shares	83,182	36,517	4,266,679	2,028,416
Investor Shares	—	—	46,170	36,246
Cost of shares redeemed:
Class M Shares	(43,118,721)	(21,350,864)	(95,126,887)	(78,969,231)
Investor Shares	(1,907,243)	(105,044)	(2,828,774)	(1,656,281)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	453,767,048	36,304,162	324,203,492	294,691,511
Total Increase (Decrease) in Net Assets	516,019,225	47,924,687	441,414,225	336,997,320
Net Assets ($):
Beginning of Period	123,262,158	75,337,471	542,838,782	205,841,462
End of Period	639,281,383	123,262,158	984,253,007	542,838,782
Undistributed investment income—net	3,549,629	528,869	175,655	141,531
Capital Share Transactions (Shares):
Class M Shares
Shares sold	37,436,918	4,930,627	51,216,956	56,409,960
Shares issued for dividends reinvested	6,504	3,314	554,014	303,189
Shares redeemed	(3,140,007)	(1,837,974)	(12,338,735)	(11,796,291)
Net Increase (Decrease) in Shares Outstanding	34,303,415	3,095,967	39,432,235	44,916,858
Investor Shares
Shares sold	224,259	8,893	512,596	245,187
Shares issued for dividends reinvested	—	—	5,965	5,440
Shares redeemed	(143,583)	(8,893)	(361,839)	(241,961)
Net Increase (Decrease) in Shares Outstanding	80,676	—	156,722	8,666

See notes to financial statements.

The Funds 113

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012 [a]	2013	2012
Operations ($):
Investment income (loss)—net	8,207,614	1,092,299	212,751	(39,965)
Net realized gain (loss) on investments	131,965,095	24,838,862	40,620,725	(3,176,973)
Net unrealized appreciation (depreciation) on investments	160,374,845	39,555,770	26,653,309	31,452,582
Net Increase (Decrease) in Net Assets
Resulting from Operations	300,547,554	65,486,931	67,486,785	28,235,644
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(2,758,781)	(4,780,233)	(580,713)	(8,801,501)
Investor Shares	—	(42,885)	—	(192,431)
Net realized gain on investments:
Class M Shares	(97,703,444)	(35,311,699)	—	—
Investor Shares	(2,035,528)	(818,540)	—	—
Dreyfus Premier Shares	—	(12,100)	—	—
Total Dividends	(102,497,753)	(40,965,457)	(580,713)	(8,993,932)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	335,912,212	153,113,475	45,917,357	13,590,917
Investor Shares	9,448,413	12,230,890	2,962,065	2,583,340
Dreyfus Premier Shares	—	99	—	—
Dividends reinvested:
Class M Shares	57,479,998	22,249,585	129,939	1,724,380
Investor Shares	1,690,809	724,845	—	174,027
Dreyfus Premier Shares	—	5,005	—	—
Cost of shares redeemed:
Class M Shares	(203,744,439)	(291,866,833)	(44,862,742)	(152,356,466)
Investor Shares	(10,243,456)	(16,185,413)	(2,514,418)	(4,545,765)
Dreyfus Premier Shares	—	(461,467)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	190,543,537	(120,189,814)	1,632,201	(138,829,567)
Total Increase (Decrease) in Net Assets	388,593,338	(95,668,340)	68,538,273	(119,587,855)
Net Assets ($):
Beginning of Period	1,213,607,585	1,309,275,925	239,348,970	358,936,825
End of Period	1,602,200,923	1,213,607,585	307,887,243	239,348,970
Undistributed (distribution in excess of)
investment income—net	4,972,064	774,591	(423,571)	125,135

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012 [a]	2013	2012
Capital Share Transactions:
Class M Shares
Shares sold	27,543,848	13,367,721	3,557,454	1,249,465
Shares issued for dividends reinvested	5,234,972	2,065,885	11,192	163,673
Shares redeemed	(16,777,547)	(25,688,434)	(3,510,292)	(13,781,151)
Net Increase (Decrease) in Shares Outstanding	16,001,273	(10,254,828)	58,354	(12,368,013)
Investor Shares[b]
Shares sold	765,173	1,084,492	223,795	242,974
Shares issued for dividends reinvested	155,548	67,933	—	16,964
Shares redeemed	(864,387)	(1,447,462)	(204,693)	(434,403)
Net Increase (Decrease) in Shares Outstanding	56,334	(295,037)	19,102	(174,465)
Dreyfus Premier Shares[b]
Shares sold	—	10	—	—
Shares issued for dividends reinvested	—	504	—	—
Shares redeemed	—	(41,920)	—	—
Net Increase (Decrease) in Shares Outstanding	—	(41,406)	—	—

a Effective March 13, 2012, BNY Mellon Mid Cap Multi-Strategy Fund no longer offers Premier shares.
b During the period ended August 31, 2012, 32,858 Dreyfus Premier shares of BNY Mellon Mid Cap Multi-Strategy Fund representing $366,736 were automatically converted to 30,526 Investor shares.
See notes to financial statements.

The Funds 115

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Focused Equity
	Opportunities Fund		BNY Mellon Small/Mid Cap Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	5,518,027	2,679,907	4,004,123	1,977,680
Net realized gain (loss) on investments	44,441,315	(16,790,167)	59,865,850	(23,204,523)
Net unrealized appreciation (depreciation) on investments	28,992,705	48,921,471	13,695,989	17,072,191
Net Increase (Decrease) in Net Assets
Resulting from Operations	78,952,047	34,811,211	77,565,962	(4,154,652)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(4,210,323)	(648,379)	(7,566,379)	(6,813,784)
Investor Shares	(1,896)	(353)	(10,362)	(5,491)
Net realized gain on investments:
Class M Shares	—	(904,880)	—	—
Investor Shares	—	(934)	—	—
Total Dividends	(4,212,219)	(1,554,546)	(7,576,741)	(6,819,275)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	178,147,579	124,858,793	56,761,726	184,345,178
Investor Shares	1,593,152	1,463,419	1,655,396	2,054,420
Dividends reinvested:
Class M Shares	769,049	762,262	1,058,234	1,101,837
Investor Shares	1,861	948	10,104	4,161
Cost of shares redeemed:
Class M Shares	(182,464,987)	(115,962,387)	(190,139,885)	(158,527,610)
Investor Shares	(894,288)	(1,315,616)	(2,305,372)	(1,582,412)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,847,634)	9,807,419	(132,959,797)	27,395,574
Total Increase (Decrease) in Net Assets	71,892,194	43,064,084	(62,970,576)	16,421,647
Net Assets ($):
Beginning of Period	468,105,754	425,041,670	527,440,583	511,018,936
End of Period	539,997,948	468,105,754	464,470,007	527,440,583
Undistributed investment income—net	3,758,775	2,452,967	437,489	4,468,734
Capital Share Transactions (Shares):
Class M Shares
Shares sold	12,698,505	10,196,685	4,110,875	14,058,726
Shares issued for dividends reinvested	58,483	69,296	81,907	93,773
Shares redeemed	(13,143,120)	(9,790,498)	(13,975,928)	(12,466,688)
Net Increase (Decrease) in Shares Outstanding	(386,132)	475,483	(9,783,146)	1,685,811
Investor Shares
Shares sold	111,122	121,170	119,537	158,468
Shares issued for dividends reinvested	142	86	784	355
Shares redeemed	(62,345)	(107,834)	(165,048)	(123,527)
Net Increase (Decrease) in Shares Outstanding	48,919	13,422	(44,727)	35,296

See notes to financial statements.

	BNY Mellon International Fund		BNY Mellon Emerging Markets Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	9,569,650	16,504,119	25,590,495	26,139,973
Net realized gain (loss) on investments	38,452,929	(59,810,635)	(34,982,641)	(186,152,134)
Net unrealized appreciation (depreciation) on investments	67,380,146	6,905,880	23,320,974	(94,824,770)
Net Increase (Decrease) in Net Assets
Resulting from Operations	115,402,725	(36,400,636)	13,928,828	(254,836,931)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(16,766,463)	(26,606,906)	(21,707,909)	(23,405,669)
Investor Shares	(109,039)	(220,200)	(115,068)	(211,928)
Net realized gain on investments:
Class M Shares	—	—	—	(65,641,307)
Investor Shares	—	—	—	(697,390)
Total Dividends	(16,875,502)	(26,827,106)	(21,822,977)	(89,956,294)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	46,553,758	112,895,726	426,526,076	664,128,793
Investor Shares	3,227,291	6,282,213	12,387,403	21,398,624
Dividends reinvested:
Class M Shares	3,256,938	5,380,959	4,437,020	46,472,969
Investor Shares	93,855	187,542	86,532	601,542
Cost of shares redeemed:
Class M Shares	(177,223,174)	(385,294,395)	(730,431,847)	(582,928,145)
Investor Shares	(3,756,896)	(8,113,921)	(18,129,975)	(24,504,155)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(127,848,228)	(268,661,876)	(305,124,791)	125,169,628
Total Increase (Decrease) in Net Assets	(29,321,005)	(331,889,618)	(313,018,940)	(219,623,597)
Net Assets ($):
Beginning of Period	553,717,361	885,606,979	2,154,637,037	2,374,260,634
End of Period	524,396,356	553,717,361	1,841,618,097	2,154,637,037
Undistributed investment income—net	9,338,567	16,050,808	21,173,888	18,723,861
Capital Share Transactions (Shares):
Class M Shares
Shares sold	4,373,736	12,130,857	43,117,963	69,114,145
Shares issued for dividends reinvested	326,020	626,421	438,441	5,299,084
Shares redeemed	(17,177,788)	(42,094,378)	(75,161,840)	(62,578,705)
Net Increase (Decrease) in Shares Outstanding	(12,478,032)	(29,337,100)	(31,605,436)	11,834,524
Investor Shares
Shares sold	288,218	640,603	1,237,791	2,148,836
Shares issued for dividends reinvested	8,829	20,590	8,328	66,838
Shares redeemed	(340,516)	(828,547)	(1,816,084)	(2,499,990)
Net Increase (Decrease) in Shares Outstanding	(43,469)	(167,354)	(569,965)	(284,316)

See notes to financial statements.

The Funds 117

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon		BNY Mellon International
	International Appreciation Fund		Equity Income Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012 [a]
Operations ($):
Investment income—net	2,553,655	4,108,206	5,942,737	3,015,416
Net realized gain (loss) on investments	(3,130,483)	(22,862,234)	(5,824,995)	(1,753,710)
Net unrealized appreciation (depreciation) on investments	20,407,123	14,620,021	10,065,227	(1,448,820)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,830,295	(4,134,007)	10,182,969	(187,114)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(3,637,873)	(6,416,671)	(4,924,144)	(1,534,538)
Investor Shares	(133,114)	(134,033)	(1,414)	(183)
Total Dividends	(3,770,987)	(6,550,704)	(4,925,558)	(1,534,721)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	1,777,503	7,950,174	108,163,369	94,866,096
Investor Shares	843,940	1,043,469	320,785	26,541
Dividends reinvested:
Class M Shares	169,947	283,334	1,337,922	319,558
Investor Shares	131,579	115,340	1,043	—
Cost of shares redeemed:
Class M Shares	(38,790,868)	(76,113,808)	(30,656,835)	(12,431,214)
Investor Shares	(818,947)	(973,159)	(284,973)	(14,510)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(36,686,846)	(67,694,650)	78,881,311	82,766,471
Total Increase (Decrease) in Net Assets	(20,627,538)	(78,379,361)	84,138,722	81,044,636
Net Assets ($):
Beginning of Period	123,761,641	202,141,002	81,044,636	—
End of Period	103,134,103	123,761,641	165,183,358	81,044,636
Undistributed investment income—net	1,827,550	2,992,014	2,236,471	1,320,137
Capital Share Transactions (Shares):
Class M Shares
Shares sold	149,651	754,028	7,738,685	7,274,226
Shares issued for dividends reinvested	14,727	29,331	97,599	27,863
Shares redeemed	(3,308,031)	(7,218,048)	(2,181,574)	(1,003,389)
Net Increase (Decrease) in Shares Outstanding	(3,143,653)	(6,434,689)	5,654,710	6,298,700
Investor Shares
Shares sold	72,626	101,517	24,109	1,994
Shares issued for dividends reinvested	11,512	12,052	74	—
Shares redeemed	(71,746)	(95,438)	(21,304)	(1,194)
Net Increase (Decrease) in Shares Outstanding	12,392	18,131	2,879	800

a From December 15, 2011 (commencement of operations) to August 31, 2012.
See notes to financial statements.

	BNY Mellon Asset Allocation Fund
		Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	6,919,542	6,046,631
Net realized gain (loss) on investments	9,717,443	1,837,150
Net unrealized appreciation (depreciation) on investments	19,197,595	13,518,865
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,834,580	21,402,646
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(9,168,546)	(7,223,957)
Investor Shares	(102,392)	(77,321)
Net realized gain on investments:
Class M Shares	(939,855)	(1,683,683)
Investor Shares	(11,962)	(19,091)
Total Dividends	(10,222,755)	(9,004,052)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	36,319,448	59,173,349
Investor Shares	1,672,893	1,700,033
Dividends reinvested:
Class M Shares	1,363,476	1,782,388
Investor Shares	103,441	85,945
Cost of shares redeemed:
Class M Shares	(44,707,793)	(45,887,130)
Investor Shares	(2,248,956)	(1,140,312)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,497,491)	15,714,273
Total Increase (Decrease) in Net Assets	18,114,334	28,112,867
Net Assets ($):
Beginning of Period	398,038,499	369,925,632
End of Period	416,152,833	398,038,499
Undistributed investment income—net	672,651	1,629,201
Capital Share Transactions (Shares):
Class M Shares
Shares sold	3,154,967	5,570,116
Shares issued for dividends reinvested	121,436	173,015
Shares redeemed	(3,896,907)	(4,314,255)
Net Increase (Decrease) in Shares Outstanding	(620,504)	1,428,876
Investor Shares
Shares sold	143,907	160,057
Shares issued for dividends reinvested	9,131	8,184
Shares redeemed	(194,197)	(105,598)
Net Increase (Decrease) in Shares Outstanding	(41,159)	62,643

See notes to financial statements.

The Funds 119

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon equity fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from each fund’s financial statements.

			Class M Shares
			Year Ended August 31,
BNY Mellon Large Cap Stock Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.17	8.14	7.16	6.77	8.77
Investment Operations:
Investment income—net[a]	.12	.08	.09	.06	.09
Net realized and unrealized
gain (loss) on investments	1.21	1.03	.98	.39	(1.91)
Total from Investment Operations	1.33	1.11	1.07	.45	(1.82)
Distributions:
Dividends from investment income—net	(.12)	(.08)	(.09)	(.06)	(.09)
Dividends from net realized gain on investments	(.41)	—	—	—	(.09)
Total Distributions	(.53)	(.08)	(.09)	(.06)	(.18)
Net asset value, end of period	9.97	9.17	8.14	7.16	6.77
Total Return (%)	15.16	13.73	14.86	6.62	(20.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.81	.80	.80	.81
Ratio of net expenses to average net assets	.80	.81	.80	.80	.81
Ratio of net investment income
to average net assets	1.23	.95	.98	.81	1.51
Portfolio Turnover Rate	50.96	76.82	86.71	71.61	109.39
Net Assets, end of period ($ x 1,000)	732,612	971,849	1,093,037	1,178,235	1,449,565

a Based on average shares outstanding at each month end.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon Large Cap Stock Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.17	8.15	7.16	6.78	8.78
Investment Operations:
Investment income—net[a]	.09	.06	.06	.04	.08
Net realized and unrealized
gain (loss) on investments	1.21	1.02	1.00	.38	(1.91)
Total from Investment Operations	1.30	1.08	1.06	.42	(1.83)
Distributions:
Dividends from investment income—net	(.09)	(.06)	(.07)	(.04)	(.08)
Dividends from net realized gain on investments	(.41)	—	—	—	(.09)
Total Distributions	(.50)	(.06)	(.07)	(.04)	(.17)
Net asset value, end of period	9.97	9.17	8.15	7.16	6.78
Total Return (%)	14.87	13.33	14.78	6.21	(20.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.06	1.05	1.05	1.06
Ratio of net expenses to average net assets	1.06	1.06	1.05	1.05	1.06
Ratio of net investment income
to average net assets	.99	.71	.68	.56	1.25
Portfolio Turnover Rate	50.96	76.82	86.71	71.61	109.39
Net Assets, end of period ($ x 1,000)	20,165	12,344	12,986	7,473	8,274

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 121

FINANCIAL HIGHLIGHTS (continued)

		Class M Shares
		Year Ended August 31,
BNY Mellon Large Cap Market Opportunities Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	12.16	11.00	9.48	10.00
Investment Operations:
Investment income—net[b]	.10	.06	.02	.00	[c]
Net realized and unrealized
gain (loss) on investments	2.03	1.13	1.55	(.52)
Total from Investment Operations	2.13	1.19	1.57	(.52)
Distributions:
Dividends from investment income—net	(.08)	(.03)	(.02)	—
Dividends from net realized gain on investments	—	—	(.03)	—
Total Distributions	(.08)	(.03)	(.05)	—
Net asset value, end of period	14.21	12.16	11.00	9.48
Total Return (%)	17.64	10.89	16.48	(5.20)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.79	.78	.94	15.54	[f]
Ratio of net expenses to average net assets[e]	.79	.78	.75	.98	[f]
Ratio of net investment income
to average net assets[e]	.76	.55	.21	.48	[f]
Portfolio Turnover Rate	78.41	43.61	22.06	2.12	[d]
Net Assets, end of period ($ x 1,000)	216,116	152,458	117,994	5,074

a	From July 30, 2010 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Amount does not include the activity of the underlying funds.
f	Annualized.
See notes to financial statements.

		Investor Shares
		Year Ended August 31,
BNY Mellon Large Cap Market Opportunities Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	12.25	10.98	9.48	10.00
Investment Operations:
Investment income—net[b]	.07	.13	.00 [c]	.00	[c]
Net realized and unrealized
gain (loss) on investments	2.04	1.14	1.54	(.52)
Total from Investment Operations	2.11	1.27	1.54	(.52)
Distributions:
Dividends from investment income—net	(.08)	—	(.01)	—
Dividends from net realized gain on investments	—	—	(.03)	—
Total Distributions	(.08)	—	(.04)	—
Net asset value, end of period	14.28	12.25	10.98	9.48
Total Return (%)	17.29	11.57	16.16	(5.20)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.05	1.02	1.24	9.38	[f]
Ratio of net expenses to average net assets[e]	1.05	1.02	1.00	1.23	[f]
Ratio of net investment income
to average net assets[e]	.48	.95	.03	.16	[f]
Portfolio Turnover Rate	78.41	43.61	22.06	2.12	[d]
Net Assets, end of period ($ x 1,000)	103	28	11	9

a	From July 30, 2010 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Amount does not include the activity of the underlying funds.
f	Annualized.
See notes to financial statements.

The Funds 123

FINANCIAL HIGHLIGHTS (continued)

		Class M Shares
		Year Ended August 31,
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	12.50	11.14	9.52	10.00
Investment Operations:
Investment income—net[b]	.13	.09	.06	.01
Net realized and unrealized
gain (loss) on investments	1.93	1.32	1.61	(.49)
Total from Investment Operations	2.06	1.41	1.67	(.48)
Distributions:
Dividends from investment income—net	(.11)	(.05)	(.02)	—
Dividends from net realized gain on investments	—	—	(.03)	—
Total Distributions	(.11)	(.05)	(.05)	—
Net asset value, end of period	14.45	12.50	11.14	9.52
Total Return (%)	16.60	12.75	17.54	(4.80)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.79	.87	1.28	8.12	[e]
Ratio of net expenses to average net assets[d]	.79	.87	.88	.99	[e]
Ratio of net investment income
to average net assets[d]	.97	.78	.51	.91	[e]
Portfolio Turnover Rate	82.04	32.62	29.24	1.53	[c]
Net Assets, end of period ($ x 1,000)	638,085	123,250	75,326	10,337

a	From July 30, 2010 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Amount does not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

		Investor Shares
		Year Ended August 31,
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	12.41	11.04	9.52	10.00
Investment Operations:
Investment income—net[b]	.13	.06	.03	.01
Net realized and unrealized
gain (loss) on investments	2.10	1.31	1.54	(.49)
Total from Investment Operations	2.23	1.37	1.57	(.48)
Distributions:
Dividends from investment income—net	—	—	(.02)	—
Dividends from net realized gain on investments	—	—	(.03)	—
Total Distributions	—	—	(.05)	—
Net asset value, end of period	14.64	12.41	11.04	9.52
Total Return (%)	17.97	12.51	16.31	(4.80)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.05	1.11	1.77	5.88	[e]
Ratio of net expenses to average net assets[d]	1.03	1.11	1.13	1.24	[e]
Ratio of net investment income
to average net assets[d]	.89	.46	.26	.65	[e]
Portfolio Turnover Rate	82.04	32.62	29.24	1.53	[c]
Net Assets, end of period ($ x 1,000)	1,196	12	11	10

a	From July 30, 2010 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Amount does not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

The Funds 125

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Income Stock Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	6.99	6.28	5.49	5.39	7.22
Investment Operations:
Investment income—net[a]	.24	.21	.17	.09	.12
Net realized and unrealized
gain (loss) on investments	1.41	.70	.79	.10	(1.35)
Total from Investment Operations	1.65	.91	.96	.19	(1.23)
Distributions:
Dividends from investment income—net	(.24)	(.20)	(.17)	(.09)	(.13)
Dividends from net realized gain on investments	(.01)	—	—	—	(.47)
Total Distributions	(.25)	(.20)	(.17)	(.09)	(.60)
Net asset value, end of period	8.39	6.99	6.28	5.49	5.39
Total Return (%)	24.01	14.80	17.41	3.44	(15.73)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.82	.86	.86	.87
Ratio of net expenses to average net assets	.81	.82	.86	.86	.87
Ratio of net investment income
to average net assets	3.03	3.17	2.71	1.55	2.47
Portfolio Turnover Rate	41.79	35.60	72.27	66.78	65.88
Net Assets, end of period ($ x 1,000)	981,444	541,604	204,785	90,645	126,763

a Based on average shares outstanding at each month end.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon Income Stock Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	7.04	6.33	5.54	5.44	7.27
Investment Operations:
Investment income—net[a]	.22	.19	.15	.08	.11
Net realized and unrealized
gain (loss) on investments	1.43	.71	.80	.10	(1.35)
Total from Investment Operations	1.65	.90	.95	.18	(1.24)
Distributions:
Dividends from investment income—net	(.23)	(.19)	(.16)	(.08)	(.12)
Dividends from net realized gain on investments	(.01)	—	—	—	(.47)
Total Distributions	(.24)	(.19)	(.16)	(.08)	(.59)
Net asset value, end of period	8.45	7.04	6.33	5.54	5.44
Total Return (%)	23.84	14.45	17.02	3.19	(15.84)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.06	1.12	1.11	1.12
Ratio of net expenses to average net assets	1.06	1.06	1.12	1.11	1.12
Ratio of net investment income
to average net assets	2.80	2.91	2.32	1.29	2.19
Portfolio Turnover Rate	41.79	35.60	72.27	66.78	65.88
Net Assets, end of period ($ x 1,000)	2,809	1,235	1,056	988	1,045

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 127

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.65	11.41	9.31	8.64	11.11
Investment Operations:
Investment income (loss)—net[a]	.07	.01	(.00)[b]	.05	.07
Net realized and unrealized
gain (loss) on investments	2.60	.60	2.10	.68	(2.46)
Total from Investment Operations	2.67	.61	2.10	.73	(2.39)
Distributions:
Dividends from investment income—net	(.03)	(.04)	(.00)[b]	(.06)	(.06)
Dividends from net realized gain on investments	(.96)	(.33)	—	—	(.02)
Total Distributions	(.99)	(.37)	(.00)[b]	(.06)	(.08)
Net asset value, end of period	13.33	11.65	11.41	9.31	8.64
Total Return (%)	24.74	5.66	22.59	8.49	(21.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.90	.90	.90	.92
Ratio of net expenses to average net assets	.92	.90	.90	.90	.92
Ratio of net investment income
(loss) to average net assets	.59	.09	(.01)	.53	.86
Portfolio Turnover Rate	106.59	156.98	132.20	123.41	147.50
Net Assets, end of period ($ x 1,000)	1,572,562	1,188,324	1,280,742	1,162,906	1,185,376

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.52	11.29	9.24	8.57	11.00
Investment Operations:
Investment income (loss)—net[a]	.04	(.02)	(.03)	.03	.05
Net realized and unrealized
gain (loss) on investments	2.57	.60	2.08	.68	(2.43)
Total from Investment Operations	2.61	.58	2.05	.71	(2.38)
Distributions:
Dividends from investment income—net	—	(.02)	—	(.04)	(.03)
Dividends from net realized gain on investments	(.96)	(.33)	—	—	(.02)
Total Distributions	(.96)	(.35)	—	(.04)	(.05)
Net asset value, end of period	13.17	11.52	11.29	9.24	8.57
Total Return (%)	24.46	5.36	22.19	8.30	(21.51)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.15	1.15	1.15	1.17
Ratio of net expenses to average net assets	1.17	1.15	1.15	1.15	1.17
Ratio of net investment income
(loss) to average net assets	.37	(.16)	(.26)	.27	.63
Portfolio Turnover Rate	106.59	156.98	132.20	123.41	147.50
Net Assets, end of period ($ x 1,000)	29,639	25,283	28,098	20,733	19,785

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 129

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.53	10.78	8.94	8.57	11.44
Investment Operations:
Investment income (loss)—net[a]	.01	(.00)[b]	(.02)	.00 [b]	.07
Net realized and unrealized
gain (loss) on investments	3.27	1.05	1.86	.38	(2.85)
Total from Investment Operations	3.28	1.05	1.84	.38	(2.78)
Distributions:
Dividends from investment income—net	(.03)	(.30)	—	(.01)	(.08)
Dividends from net realized gain on investments	—	—	—	—	(.01)
Total Distributions	(.03)	(.30)	—	(.01)	(.09)
Net asset value, end of period	14.78	11.53	10.78	8.94	8.57
Total Return (%)	28.51	10.05	20.58	4.45	(24.11)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.04	1.01	1.00	1.03
Ratio of net expenses to average net assets	1.05	1.04	1.01	.98	.99
Ratio of net investment income
(loss) to average net assets	.09	(.01)	(.16)	.01	.88
Portfolio Turnover Rate	128.11	148.75	161.05	183.41	159.78
Net Assets, end of period ($ x 1,000)	299,415	232,952	351,122	412,824	610,567

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.21	10.49	8.72	8.36	11.11
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.03)	(.04)	(.02)	.05
Net realized and unrealized
gain (loss) on investments	3.17	1.03	1.81	.38	(2.72)
Total from Investment Operations	3.15	1.00	1.77	.36	(2.67)
Distributions:
Dividends from investment income—net	—	(.28)	—	—	(.07)
Dividends from net realized gain on investments	—	—	—	—	(.01)
Total Distributions	—	(.28)	—	—	(.08)
Net asset value, end of period	14.36	11.21	10.49	8.72	8.36
Total Return (%)	28.10	9.76	20.30	4.31	(23.92)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.30	1.29	1.26	1.25	1.28
Ratio of net expenses to average net assets	1.30	1.29	1.26	1.23	1.23
Ratio of net investment income
(loss) to average net assets	(.16)	(.26)	(.39)	(.24)	.61
Portfolio Turnover Rate	128.11	148.75	161.05	183.41	159.78
Net Assets, end of period ($ x 1,000)	8,472	6,397	7,815	6,022	6,277

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 131

FINANCIAL HIGHLIGHTS (continued)

		Class M Shares
		Year Ended August 31,
BNY Mellon Focused Equity Opportunities Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	13.08	12.04	10.09	10.00
Investment Operations:
Investment income—net[b]	.16	.08	.04	.06
Net realized and unrealized
gain (loss) on investments	2.12	1.01	1.96	.04
Total from Investment Operations	2.28	1.09	2.00	.10
Distributions:
Dividends from investment income—net	(.12)	(.02)	(.05)	(.01)
Dividends from net realized gain on investments	—	(.03)	—	(.00)[c]
Total Distributions	(.12)	(.05)	(.05)	(.01)
Net asset value, end of period	15.24	13.08	12.04	10.09
Total Return (%)	17.54	9.07	19.82	1.01	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.87	.87	.98	[e]
Ratio of net expenses to average net assets	.86	.87	.87	.89	[e]
Ratio of net investment income
to average net assets	1.12	.62	.29	.59	[e]
Portfolio Turnover Rate	77.03	59.71	58.98	64.75	[d]
Net Assets, end of period ($ x 1,000)	539,019	467,903	425,016	238,332

a	From September 30, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

		Investor Shares
		Year Ended August 31,
BNY Mellon Focused Equity Opportunities Fund	2013	2012	2011		2010	[a]
Per Share Data ($):
Net asset value, beginning of period	13.05	12.04	10.07		10.00
Investment Operations:
Investment income—net[b]	.12	.06	.00	[c]	.02
Net realized and unrealized
gain (loss) on investments	2.10	.99	1.99		.06
Total from Investment Operations	2.22	1.05	1.99		.08
Distributions:
Dividends from investment income—net	(.09)	(.01)	(.02)		(.01)
Dividends from net realized gain on investments	—	(.03)	—		(.00)[c]
Total Distributions	(.09)	(.04)	(.02)		(.01)
Net asset value, end of period	15.18	13.05	12.04		10.07
Total Return (%)	17.12	8.73	19.80		.75	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13	1.13	1.12		1.53	[e]
Ratio of net expenses to average net assets	1.13	1.13	1.12		1.14	[e]
Ratio of net investment income
to average net assets	.90	.52	.00	[f]	.23	[e]
Portfolio Turnover Rate	77.03	59.71	58.98		64.75	[d]
Net Assets, end of period ($ x 1,000)	979	203	26		13

a	From September 30, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Annualized.
f	Amount represents less than .01%.
See notes to financial statements.

The Funds 133

FINANCIAL HIGHLIGHTS (continued)

		Class M Shares
		Year Ended August 31,
BNY Mellon Small/Mid Cap Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	12.99	13.14	10.92	10.00
Investment Operations:
Investment income—net[b]	.12	.05	.04	.01
Net realized and unrealized
gain (loss) on investments	2.19	(.02)	2.31	.95
Total from Investment Operations	2.31	.03	2.35	.96
Distributions:
Dividends from investment income—net	(.21)	(.18)	(.04)	(.01)
Dividends from net realized gain on investments	—	—	(.09)	(.03)
Total Distributions	(.21)	(.18)	(.13)	(.04)
Net asset value, end of period	15.09	12.99	13.14	10.92
Total Return (%)	18.07	.34	21.41	9.65	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.92	.92	1.07	[d]
Ratio of net expenses to average net assets	.92	.92	.92	.92	[d]
Ratio of net investment income
to average net assets	.83	.38	.29	.06	[d]
Portfolio Turnover Rate	169.30	149.30	107.81	109.25	[c]
Net Assets, end of period ($ x 1,000)	464,031	526,484	510,512	222,034

a	From September 30, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d] Annualized.
See notes to financial statements.

		Investor Shares
		Year Ended August 31,
BNY Mellon Small/Mid Cap Fund	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	12.94	13.11	10.89	10.00
Investment Operations:
Investment income—net[b]	.09	.00 [c]	.01	.01
Net realized and unrealized
gain (loss) on investments	2.17	(.01)	2.30	.92
Total from Investment Operations	2.26	(.01)	2.31	.93
Distributions:
Dividends from investment income—net	(.18)	(.16)	—	(.01)
Dividends from net realized gain on investments	—	—	(.09)	(.03)
Total Distributions	(.18)	(.16)	(.09)	(.04)
Net asset value, end of period	15.02	12.94	13.11	10.89
Total Return (%)	17.65	.08	21.14	9.34	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.17	1.20	2.35	[e]
Ratio of net expenses to average net assets	1.17	1.17	1.20	1.20	[e]
Ratio of net investment income
to average net assets	.64	.04	.06	.08	[e]
Portfolio Turnover Rate	169.30	149.30	107.81	109.25	[d]
Net Assets, end of period ($ x 1,000)	439	957	507	16

a	From September 30, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Funds 135

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon International Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.29	9.94	9.38	10.12	12.11
Investment Operations:
Investment income—net[a]	.19	.22	.22	.18	.22
Net realized and unrealized
gain (loss) on investments	1.98	(.54)	.55	(.67)	(1.54)
Total from Investment Operations	2.17	(.32)	.77	(.49)	(1.32)
Distributions:
Dividends from investment income—net	(.32)	(.33)	(.21)	(.25)	(.41)
Dividends from net realized gain on investments	—	—	—	—	(.26)
Total Distributions	(.32)	(.33)	(.21)	(.25)	(.67)
Net asset value, end of period	11.14	9.29	9.94	9.38	10.12
Total Return (%)	23.74	(2.98)	8.05	(5.07)	(9.95)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.04	1.02	1.09	1.14
Ratio of net expenses to average net assets	1.05	1.04	1.02	1.09	1.03
Ratio of net investment income
to average net assets	1.77	2.35	2.07	1.79	2.52
Portfolio Turnover Rate	55.78	44.62	57.38	67.16	102.83
Net Assets, end of period ($ x 1,000)	519,964	549,601	879,450	996,647	1,247,441

a Based on average shares outstanding at each month end.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon International Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.84	10.51	9.92	10.69	12.70
Investment Operations:
Investment income—net[a]	.17	.18	.21	.16	.20
Net realized and unrealized
gain (loss) on investments	2.10	(.54)	.56	(.70)	(1.60)
Total from Investment Operations	2.27	(.36)	.77	(.54)	(1.40)
Distributions:
Dividends from investment income—net	(.29)	(.31)	(.18)	(.23)	(.35)
Dividends from net realized gain on investments	—	—	—	—	(.26)
Total Distributions	(.29)	(.31)	(.18)	(.23)	(.61)
Net asset value, end of period	11.82	9.84	10.51	9.92	10.69
Total Return (%)	23.36	(3.20)	7.67	(5.26)	(10.11)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.30	1.29	1.27	1.34	1.38
Ratio of net expenses to average net assets	1.30	1.29	1.27	1.34	1.28
Ratio of net investment income
to average net assets	1.51	1.85	1.79	1.46	2.27
Portfolio Turnover Rate	55.78	44.62	57.38	67.16	102.83
Net Assets, end of period ($ x 1,000)	4,432	4,116	6,157	4,319	5,099

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 137

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Emerging Markets Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.19	10.65	10.02	8.71	16.89
Investment Operations:
Investment income—net[a]	.12	.12	.14	.08	.14
Net realized and unrealized
gain (loss) on investments	(.10)	(1.16)	.54	1.31	(3.58)
Total from Investment Operations	.02	(1.04)	.68	1.39	(3.44)
Distributions:
Dividends from investment income—net	(.10)	(.11)	(.05)	(.08)	(.42)
Dividends from net realized gain on investments	—	(.31)	—	—	(4.32)
Total Distributions	(.10)	(.42)	(.05)	(.08)	(4.74)
Net asset value, end of period	9.11	9.19	10.65	10.02	8.71
Total Return (%)	.09	(9.55)	6.77	15.92	(6.07)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41	1.40	1.41	1.54	1.64
Ratio of net expenses to average net assets	1.41	1.40	1.41	1.54	1.64
Ratio of net investment income
to average net assets	1.19	1.21	1.20	.85	1.76
Portfolio Turnover Rate	53.25	67.21	77.45	76.34	119.72
Net Assets, end of period ($ x 1,000)	1,830,754	2,138,311	2,352,233	1,796,274	1,097,296

a Based on average shares outstanding at each month end.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon Emerging Markets Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	9.41	10.91	10.27	8.94	17.05
Investment Operations:
Investment income—net[a]	.09	.09	.13	.06	.11
Net realized and unrealized
gain (loss) on investments	(.10)	(1.19)	.55	1.33	(3.55)
Total from Investment Operations	(.01)	(1.10)	.68	1.39	(3.44)
Distributions:
Dividends from investment income—net	(.07)	(.09)	(.04)	(.06)	(.35)
Dividends from net realized gain on investments	—	(.31)	—	—	(4.32)
Total Distributions	(.07)	(.40)	(.04)	(.06)	(4.67)
Net asset value, end of period	9.33	9.41	10.91	10.27	8.94
Total Return (%)	(.19)	(9.86)	6.59	15.56	(6.32)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65	1.65	1.67	1.77	1.91
Ratio of net expenses to average net assets	1.65	1.65	1.67	1.77	1.91
Ratio of net investment income
to average net assets	.90	.87	1.10	.54	1.32
Portfolio Turnover Rate	53.25	67.21	77.45	76.34	119.72
Net Assets, end of period ($ x 1,000)	10,864	16,326	22,027	7,091	4,476

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 139

FINANCIAL HIGHLIGHTS (continued)

				Class M Shares
BNY Mellon International		Year Ended August 31,			Eight Months Ended		Year Ended
Appreciation Fund†	2013	2012	2011	2010	August 31, 2009[a]		December 31, 2008
Per Share Data ($):
Net asset value, beginning of period	10.80	11.31	10.54	11.35	9.40		16.58
Investment Operations:
Investment income—net[b]	.27	.28	.36	.26	.23		.45
Net realized and unrealized
gain (loss) on investments	1.69	(.39)	.68	(.73)	1.73		(7.17)
Total from Investment Operations	1.96	(.11)	1.04	(.47)	1.96		(6.72)
Distributions:
Dividends from investment income—net	(.38)	(.40)	(.27)	(.34)	(.01)		(.46)
Net asset value, end of period	12.38	10.80	11.31	10.54	11.35		9.40
Total Return (%)	18.39	(.55)	9.75	(4.35)	20.93	[c]	(41.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.83	.70	.68	.70	[d]	.70
Ratio of net expenses to average net assets	.83	.83	.70	.66	.66	[d]	.67
Ratio of net investment income
to average net assets	2.27	2.66	2.94	2.29	3.80	[d]	3.32
Portfolio Turnover Rate	1.24	1.49	9.39	2.71	2.63	[c]	10.62
Net Assets, end of period ($ x 1,000)	98,361	119,730	198,122	218,067	256,140		267,393

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
a The fund had changed its fiscal year end from December 31 to August 31.
b Based on average shares outstanding at each month end.
c Not annualized.
[d] Annualized.
See notes to financial statements.

				Investor Shares
BNY Mellon International		Year Ended August 31,			Eight Months Ended		Year Ended
Appreciation Fund†	2013	2012	2011	2010	August 31, 2009[a]		December 31, 2008
Per Share Data ($):
Net asset value, beginning of period	10.68	11.19	10.43	11.24	9.31		16.37
Investment Operations:
Investment income—net[b]	.25	.27	.33	.23	.22		.40
Net realized and unrealized
gain (loss) on investments	1.66	(.41)	.67	(.72)	1.71		(7.06)
Total from Investment Operations	1.91	(.14)	1.00	(.49)	1.93		(6.66)
Distributions:
Dividends from investment income—net	(.35)	(.37)	(.24)	(.32)	—		(.40)
Net asset value, end of period	12.24	10.68	11.19	10.43	11.24		9.31
Total Return (%)	18.13	(.85)	9.50	(4.60)	20.73	[c]	(41.21)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08	1.09	.95	.93	.95	[d]	.95
Ratio of net expenses to average net assets	1.08	1.09	.95	.90	.91	[d]	.92
Ratio of net investment income
to average net assets	2.08	2.52	2.75	2.08	3.56	[d]	3.02
Portfolio Turnover Rate	1.24	1.49	9.39	2.71	2.63	[c]	10.62
Net Assets, end of period ($ x 1,000)	4,773	4,032	4,019	3,462	4,171		3,179

† Represents information for Class A shares of the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
a The fund had changed its fiscal year end from December 31 to August 31.
b Based on average shares outstanding at each month end.
c Not annualized.
[d] Annualized.
See notes to financial statements.

The Funds 141

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon International Equity Income Fund	2013	2012	[a]
Per Share Data ($):
Net asset value, beginning of period	12.87	12.50
Investment Operations:
Investment income—net[b]	.64	.65
Net realized and unrealized
gain (loss) on investments	.87	(.02)
Total from Investment Operations	1.51	.63
Distributions:
Dividends from investment income—net	(.57)	(.26)
Net asset value, end of period	13.81	12.87
Total Return (%)	11.96	5.28	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.62	[d]
Ratio of net expenses to average net assets	1.15	1.20	[d]
Ratio of net investment income
to average net assets	4.57	7.38	[d]
Portfolio Turnover Rate	74.80	95.27	[c]
Net Assets, end of period ($ x 1,000)	165,132	81,034

a	From December 15, 2011 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d] Annualized.
See notes to financial statements.

	Investor Shares
	Year Ended August 31,
BNY Mellon International Equity Income Fund	2013	2012	[a]
Per Share Data ($):
Net asset value, beginning of period	12.88	12.50
Investment Operations:
Investment income—net[b]	.98	.65
Net realized and unrealized
gain (loss) on investments	.49	(.04)
Total from Investment Operations	1.47	.61
Distributions:
Dividends from investment income—net	(.46)	(.23)
Net asset value, end of period	13.89	12.88
Total Return (%)	11.56	5.10	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42	2.10	[d]
Ratio of net expenses to average net assets	1.42	1.45	[d]
Ratio of net investment income
to average net assets	5.34	7.14	[d]
Portfolio Turnover Rate	74.80	95.27	[c]
Net Assets, end of period ($ x 1,000)	51	10

a	From December 15, 2011 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d] Annualized.
See notes to financial statements.

The Funds 143

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Asset Allocation Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	10.97	10.63	9.85	9.44	10.93
Investment Operations:
Investment income—net[a]	.19	.17	.16	.19	.24
Net realized and unrealized
gain (loss) on investments	.81	.43	.83	.46	(1.01)
Total from Investment Operations	1.00	.60	.99	.65	(.77)
Distributions:
Dividends from investment income—net	(.26)	(.21)	(.21)	(.24)	(.27)
Dividends from net realized gain on investments	(.03)	(.05)	—	—	(.45)
Total Distributions	(.29)	(.26)	(.21)	(.24)	(.72)
Net asset value, end of period	11.68	10.97	10.63	9.85	9.44
Total Return (%)	9.20	5.72	10.00	6.84	(6.08)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.37	.37	.53	.57	.60
Ratio of net expenses to average net assets[b]	.25	.27	.53	.57	.60
Ratio of net investment income
to average net assets[b]	1.69	1.59	1.49	1.78	2.81
Portfolio Turnover Rate	27.39 [c]	81.55	71.08	69.81	78.44 [c]
Net Assets, end of period ($ x 1,000)	411,214	392,948	365,661	335,138	301,643

a Based on average shares outstanding at each month end.
b Amount does not include the activity of the underlying funds.
c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2013 and 2009 were 27.03% and 77.77%, respectively.
See notes to financial statements.

			Investor Shares
			Year Ended August 31,
BNY Mellon Asset Allocation Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.03	10.69	9.90	9.50	10.98
Investment Operations:
Investment income—net[a]	.17	.14	.14	.17	.23
Net realized and unrealized
gain (loss) on investments	.80	.43	.83	.44	(1.01)
Total from Investment Operations	.97	.57	.97	.61	(.78)
Distributions:
Dividends from investment income—net	(.23)	(.18)	(.18)	(.21)	(.25)
Dividends from net realized gain on investments	(.03)	(.05)	—	—	(.45)
Total Distributions	(.26)	(.23)	(.18)	(.21)	(.70)
Net asset value, end of period	11.74	11.03	10.69	9.90	9.50
Total Return (%)	8.86	5.44	9.77	6.44	(6.11)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.62	.62	.78	.82	.85
Ratio of net expenses to average net assets[b]	.50	.53	.78	.82	.85
Ratio of net investment income
to average net assets[b]	1.45	1.28	1.23	1.54	2.57
Portfolio Turnover Rate	27.39 [c]	81.55	71.08	69.81	78.44 [c]
Net Assets, end of period ($ x 1,000)	4,939	5,091	4,265	4,015	4,412

a Based on average shares outstanding at each month end.
b Amount does not include the activity of the underlying funds.
c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2013 and 2009 were 27.03% and 77.77%, respectively.
See notes to financial statements.

The Funds 145

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

BNY Mellon Funds Trust (the "Trust") was organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently consisting of twenty-five series including the following diversified equity funds: BNY Mellon Large Cap Stock Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Appreciation Fund, BNY Mellon International Equity Income Fund and BNY Mellon Asset Allocation Fund and the following non-diversified equity fund: BNY Mellon Focused Equity Opportunities Fund (each, a "fund" and collectively, the "funds"). The objectives of the funds are as follows: BNY Mellon Large Cap Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Focused Equity Opportunities Fund and BNY Mellon Small/Mid Cap Fund seek capital appreciation. BNY Mellon Income Stock Fund and BNY Mellon International Equity Income Fund seek total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon International Appreciation Fund seek long-term capital appreciation. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the "Manager" or "Dreyfus"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), serves as each fund's investment adviser ("Investment Adviser"). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the "Administration Agreement"). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. Walter Scott & Partners Limited ("Walter Scott"), also a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the BNY Mellon Large Cap Market Opportunities Fund's and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's sub-investment adviser with respect to the U.S. Large Cap Equity Strategy of each fund. Robeco Investment Management, Inc. ("Robeco") and, effective March 21, 2013, Geneva Capital Management Ltd. ("Geneva") serve as BNY Mellon Mid Cap Multi-Strategy Fund's sub-investment adviser as it pertains to the Robeco Mid Cap Value Strategy and Geneva Mid Cap Growth Strategy of the fund, respectively. MBSC Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund's shares, which are sold without a sales charge.

The Trust is authorized to issue an unlimited number of shares of Beneficial Interest, par value $.001 per share, in Class M and Investor class shares of each fund. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification is the exclusive refer-

The Funds 147

NOTES TO FINANCIAL STATEMENTS (continued)

Table 1—Fair Value Measurements

	Investments in Securities
		Level 1—		Level 2—Other	Level 3—Significant
	Unadjusted			Significant		Unobservable
		Quoted Prices	Observable Inputs			Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total ($)
BNY Mellon Large Cap
Stock Fund
Equity Securities—
Domestic
Common Stocks†	730,051,068	—	—	—	—	—	730,051,068
Equity Securities—Foreign
Common Stocks†	11,596,690	—	—	—	—	—	11,596,690
Exchange-Traded Funds	7,554,084	—	—	—	—	—	7,554,084
BNY Mellon Large Cap
Market Opportunities Fund
Equity Securities—
Domestic
Common Stocks†	99,834,296	—	—	—	—	—	99,834,296
Equity Securities—Foreign
Common Stocks†	5,836,563	—	—	—	—	—	5,836,563
Mutual Funds	110,144,757	—	—	—	—	—	110,144,757
BNY Mellon
Tax-Sensitive Large Cap
Multi-Strategy Fund
Equity Securities—
Domestic
Common Stocks†	389,215,760	—	—	—	—	—	389,215,760
Equity Securities—Foreign
Common Stocks†	8,749,229	—	—	—	—	—	8,749,229
Exchange-Traded Funds	6,316,890	—	—	—	—	—	6,316,890
Mutual Funds	234,257,167	—	—	—	—	—	234,257,167
BNY Mellon
Income Stock Fund
Equity Securities—
Domestic
Common Stocks†	905,915,159	—	—	—	—	—	905,915,159
Equity Securities—Foreign
Common Stocks†	44,345,283	—	—	—	—	—	44,345,283
Mutual Funds	13,968,966	—	—	—	—	—	13,968,966
Preferred Stocks†	19,133,112	—	—	—	—	—	19,133,112
Other Financial
Instruments:
Options Written	—	(10,440)	—	—	—	—	(10,440)

The Funds 149

NOTES TO FINANCIAL STATEMENTS (continued)

Table 1—Fair Value Measurements (continued)

	Investments in Securities
		Level 1—		Level 2—Other	Level 3— Significant
	Unadjusted			Significant		Unobservable
		Quoted Prices	Observable Inputs			Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total ($)
BNY Mellon Mid Cap
Multi-Strategy Fund
Equity Securities—
Domestic
Common Stocks†	1,539,377,009	—	—	—	—	—	1,539,377,009
Equity Securities—
Foreign
Common Stocks†	19,595,426	—	—	—	—	—	19,595,426
Exchange-Traded Funds	16,994,784	—	—	—	—	—	16,994,784
Mutual Funds	24,835,543	—	—	—	—	—	24,835,543
BNY Mellon Small Cap
Multi-Strategy Fund
Equity Securities—Domestic
Common Stocks†	294,608,230	—	—	—	—	—	294,608,230
Equity Securities—Foreign
Common Stocks†	4,162,530	—	—	—	—	—	4,162,530
Exchange-Traded Funds	5,284,668	—	—	—	—	—	5,284,668
Mutual Funds	25,037,460	—	—	—	—	—	25,037,460
BNY Mellon Focused
Equity Opportunities Fund
Equity Securities—Domestic
Common Stocks†	474,105,738	—	—	—	—	—	474,105,738
Equity Securities—Foreign
Common Stocks†	60,220,061	—	—	—	—	—	60,220,061
Mutual Funds	5,192,000	—	—	—	—	—	5,192,000
BNY Mellon
Small/Mid Cap Fund
Equity Securities—Domestic
Common Stocks†	445,614,358	—	—	—	—	—	445,614,358
Equity Securities—Foreign
Common Stocks†	7,866,589	—	—	—	—	—	7,866,589
Exchange-Traded Funds	9,495,948	—	—	—	—	—	9,495,948
Mutual Funds	38,936,685	—	—	—	—	—	38,936,685
BNY Mellon
International Fund
Equity Securities—Foreign
Common Stocks†	507,477,669	—	—	—	—	—	507,477,669
Exchange-Traded Funds	3,969,715	—	—	—	—	—	3,969,715
Mutual Funds	8,318,742	—	—	—	—	—	8,318,742
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	—	—	(332)	—	—	(332)

Table 1—Fair Value Measurements (continued)

	Investments in Securities
		Level 1—		Level 2—Other	Level 3— Significant
	Unadjusted			Significant		Unobservable
		Quoted Prices	Observable Inputs			Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total ($)
BNY Mellon
Emerging Markets Fund
Equity Securities—Foreign
Common Stocks†	1,725,196,170	—	11,960,741	—	—	—	1,737,156,911
Exchange-Traded Funds	8,455,994	—	—	—	—	—	8,455,994
Mutual Funds	3,563,342	—	—	—	—	—	3,563,342
Preferred Stocks†	61,311,683	—	—	—	—	—	61,311,683
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	—	2,088	(66,888)	—	—	(64,800)
BNY Mellon International
Appreciation Fund
Equity Securities—Foreign
Common Stocks†	100,707,747	—	—	—	—	—	100,707,747
Mutual Funds	1,761,341	—	—	—	—	—	1,761,341
U.S. Treasury	—	—	189,993	—	—	—	189,993
Other Financial Instruments:
Financial Futures††	—	(82,792)	—	—	—	—	(82,792)
BNY Mellon International
Equity Income Fund
Equity Securities—Foreign
Common Stocks†	156,358,585	—	—	—	—	—	156,358,585
Exchange-Traded Funds	2,425,970	—	—	—	—	—	2,425,970
Mutual Funds	3,045,924	—	—	—	—	—	3,045,924
Preferred Stocks†	1,157,501	—	—	—	—	—	1,157,501
BNY Mellon
Asset Allocation Fund
Asset—Backed	—	—	999,497	—	—	—	999,497
Commercial
Mortgage—Backed	—	—	1,061,144	—	—	—	1,061,144
Corporate Bonds†	—	—	20,817,274	—	—	—	20,817,274
Equity Securities—Domestic
Common Stocks†	78,773,778	—	—	—	—	—	78,773,778
Equity Securities—Foreign
Common Stocks†	1,251,438	—	—	—	—	—	1,251,438
Exchange-Traded Funds	656,237	—	—	—	—	—	656,237
Foreign Government	—	—	907,844	—	—	—	907,844
Municipal Bonds	—	—	3,682,005	—	—	—	3,682,005
Mutual Funds	270,237,795	—	—	—	—	—	270,237,795
U.S. Government
Agencies/
Mortgage—Backed	—	—	19,163,472	—	—	—	19,163,472
U.S. Treasury	—	—	18,552,149	—	—	—	18,552,149

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Funds 151

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3—Affiliated Investment Companies

					Net Unrealized
Affiliated	Value			Net Realized	Appreciation	Value	Net	Dividends/
Investment Companies	8/31/2012 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)	(Depreciation) ($)	8/31/2013 ($)	Assets (%)	Distributions ($)
BNY Mellon Large Cap
Stock Fund
Dreyfus Institutional
Preferred Plus Money
Market Fund	89,911	77,995,952	78,085,863	—	—	—	—	—
Dreyfus Institutional Cash
Advantage Fund	17,903,427	158,736,621	176,640,048	—	—	—	—	—
Total	17,993,338	236,732,573	254,725,911	—	—	—	—	—
BNY Mellon
Large Cap Market
Opportunities Fund
BNY Mellon Income
Stock Fund, CI. M	—	30,539,073	—	—	(698,325)	29,840,748	13.8	39,073
BNY Mellon U.S. Core
Equity 130/30
Fund, CI. M	15,541,034	2,281,942	20,532,922	4,257,180	(1,547,234)	—	—	76,942
Dreyfus Institutional
Preferred Plus
Money Market Fund	3,619,171	51,747,014	52,362,130	—	—	3,004,055	1.4	—
Dreyfus Research
Growth Fund, Cl. I	8,922,714	28,413,539	—	—	1,560,550	38,896,803	18.0	53,280
Dreyfus Strategic
Value Fund, Cl. I	—	39,250,000	—	—	(846,849)	38,403,151	17.7	—
Total	28,082,919	152,231,568	72,895,052	4,257,180	(1,531,858) 110,144,757		50.9	169,295
BNY Mellon
Tax-Sensitive
Large Cap
Multi-Strategy Fund
BNY Mellon Income
Stock Fund, Cl. M	—	78,099,995	—	—	(1,731,379)	76,368,616	12.0	99,995
BNY Mellon U.S. Core
Equity 130/30
Fund, CI. M	9,212,362	31,604,667	45,584,057	5,935,895	(1,168,867)	—	—	44,667
Dreyfus Institutional
Preferred Plus
Money Market Fund	1,942,377	2,099,337,464	2,096,926,815	—	—	4,353,026.7		—
Dreyfus Research
Growth Fund, Cl. I	6,198,317	68,212,420	—	—	2,848,968	77,259,705	12.1	151,342
Dreyfus Strategic
Value, Cl. I	—	78,000,000	—	—	(1,724,180)	76,275,820	11.9	—
Total	17,353,056	2,355,254,546	2,142,510,872	5,935,895	(1,775,458) 234,257,167		36.7	296,004
BNY Mellon Income
Stock Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	6,406,257	303,174,794	295,612,085	—	—	13,968,966	1.4	—
Dreyfus Institutional Cash
Advantage Fund	71,135,350	260,003,618	331,138,968	—	—	—	—	—
Total	77,541,607	563,178,412	626,751,053	—	—	13,968,966	1.4	—

The Funds 153

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3—Affiliated Investment Companies (continued)

					Net Unrealized
Affiliated	Value			Net Realized	Appreciation	Value	Net	Dividends/
Investment Companies	8/31/2012 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)	(Depreciation) ($)	8/31/2013 ($)	Assets (%)	Distributions ($)
BNY Mellon Mid Cap
Multi-Strategy Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	202,961,050	807,207,082	985,332,589	—	—	24,835,543	1.6	—
Dreyfus Institutional Cash
Advantage Fund	37,136,636	320,699,655	357,836,291	—	—	—	—	—
Total	240,097,686	1,127,906,737	1,343,168,880	—	—	24,835,543	1.6	—
BNY Mellon Small Cap
Multi-Strategy Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	12,351,731	75,197,701	82,493,837	—	—	5,055,595	1.6	—
Dreyfus Institutional Cash
Advantage Fund	17,350,832	178,789,959	176,158,926	—	—	19,981,865	6.5	—
Total	29,702,563	253,987,660	258,652,763	—	—	25,037,460	8.1	—
BNY Mellon Focused
Equity Opportunities Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	1,074,547	144,650,351	141,219,586	—	—	4,505,312.8		—
Dreyfus Institutional Cash
Advantage Fund	—	51,731,778	51,045,090	—	—	686,688.1		—
Total	1,074,547	196,382,129	192,264,676	—	—	5,192,000.9		—
BNY Mellon
Small/Mid Cap Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	2,287,790	140,585,984	141,226,411	—	—	1,647,363.4		—
Dreyfus Institutional Cash
Advantage Fund	49,509,775	271,229,106	283,449,559	—	—	37,289,322	8.0	—
Total	51,797,565	411,815,090	424,675,970	—	—	38,936,685	8.4	—
BNY Mellon
International Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	175,101	112,439,291	104,295,650	—	—	8,318,742	1.6	—
BNY Mellon
Emerging Markets Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	6,816,020	426,964,861	430,217,539	—	—	3,563,342.2		—
BNY Mellon International
Appreciation Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	1,396,388	28,089,922	27,724,969	—	—	1,761,341	1.7	—
BNY Mellon International
Equity Income Fund
Dreyfus Institutional
Preferred Plus
Money Market Fund	1,160,763	86,691,088	84,805,927	—	—	3,045,924	1.9	—

Table 3—Affiliated Investment Companies (continued)

					Net Unrealized
Affiliated	Value			Net Realized	Appreciation	Value	Net	Dividends/
Investment Companies	8/31/2012 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)	(Depreciation) ($)	8/31/2013 ($)	Assets (%)	Distributions ($)

BNY Mellon
Asset Allocation Fund
BNY Mellon Emerging
Markets Fund, CI. M	34,919,996	1,606,162	1,693,000	(271,496)	(204,123)	34,357,539	8.3	386,161
BNY Mellon Focused
Equity Opportunities
Fund, CI. M	26,623,065	236,107	—	—	4,433,995	31,293,167	7.5	236,107
BNY Mellon Income
Stock Fund, CI. M	—	18,083,363	—	—	1,704,573	19,787,936	4.7	225,363
BNY Mellon Intermediate
Bond Fund, CI. M	13,770,808	334,108	—	—	(559,760)	13,545,156	3.2	334,109
BNY Mellon International
Fund, CI. M	8,208,635	281,692	—	—	1,667,085	10,157,412	2.4	281,691
BNY Mellon Mid Cap
Multi-Strategy
Fund, CI. M	18,232,902	2,403,188	401,000	(66,592)	2,920,882	23,089,380	5.5	1,550,188
BNY Mellon Short-Term
U.S. Government
Securities Fund, CI. M	15,004,958	113,170	6,335,000	(73,416)	(96,588)	8,613,124	2.1	113,170
BNY Mellon Small/Mid
Cap Fund, CI. M	8,434,294	990,714	—	—	1,351,937	10,776,945	2.6	137,715
BNY Mellon
U.S. Core Equity
130/30 Fund, CI. M	11,731,343	56,457	12,770,519	2,489,254	(1,506,535)	—	—	56,456
Dreyfus Emerging
Markets Debt Local
Currency Fund, CI. I	4,720,739	145,810	966,000	58,911	(286,255)	3,673,205	0.9	145,810
Dreyfus Global Real Estate
Securities Fund, CI. I	8,596,005	500,017	—	—	(73,495)	9,022,527	2.2	500,017
Dreyfus High Yield
Fund, CI. I	12,392,832	787,878	1,407,000	48,406	96,668	11,918,784	2.9	790,112
Dreyfus
Inflation Adjusted
Securities Fund, CI. I	11,532,917	662,927	2,132,000	(170,008)	(1,264,738)	8,629,098	2.1	662,463
Dreyfus Institutional
Cash Advantage Fund	—	2,706,206	2,706,206	—	—	—	—	—
Dreyfus Institutional
Preferred Plus
Money Market Fund	6,438,816	49,726,180	51,621,612	—	—	4,543,384	1.1	—
Dreyfus Select Managers
Small Cap Growth
Fund, CI. I	7,755,778	1,279,001	1,003,000	10,196	1,982,118	10,024,093	2.4	—
Dreyfus Select Managers
Small Cap Value
Fund, CI. I	9,952,273	1,412,383	—	—	2,135,234	13,499,890	3.2	559,383
Dreyfus U.S. Equity
Fund, CI. I	19,269,275	196,262	4,522,000	387,200	2,679,054	18,009,791	4.3	196,261
Dreyfus/Newton
International
Equity Fund, CI. I	4,089,966	65,906	—	—	669,798	4,825,670	1.2	65,906
Global Stock Fund, CI. I	14,605,058	127,520	840,000	117,738	1,880,877	15,891,193	3.8	127,520
Total	236,279,660	81,715,051	86,397,337	2,530,193	17,530,727	251,658,294	60.4	6,368,432

†	Includes reinvested dividends/distributions.

The Funds 155

NOTES TO FINANCIAL STATEMENTS (continued)

Table 4—Components of Accumulated Earnings

	Undistributed	Accumulated	Undistributed	Unrealized	Capital (Losses)
	Ordinary	Capital	Capital	Appreciation	Realized After
	Income ($)	(Losses) ($)	Gains ($)	(Depreciation) ($)	October 31, 2012 ($)†
BNY Mellon Large Cap Stock Fund	16,835,511	—	101,799,357	189,827,030	—
BNY Mellon Large Cap
Market Opportunities Fund	1,244,552	—	13,245,335	25,329,472	—
BNY Mellon Tax-Sensitive
Large Cap Multi-Strategy Fund	21,230,178	—	2,258,220	51,068,716	—
BNY Mellon Income Stock Fund	9,911,382	—	13,834,530	127,392,375	—
BNY Mellon Mid Cap Multi-Strategy Fund	47,088,019	—	21,092,633	262,869,740	—
BNY Mellon Small Cap Multi-Strategy Fund	—	(37,538,302)	—	43,746,433	(478,823)	††
BNY Mellon Focused
Equity Opportunities Fund	3,758,775	—	28,571,381	99,505,375	—
BNY Mellon Small/Mid Cap Fund	673,863	—	20,063,040	56,194,270	—
BNY Mellon International Fund	9,484,794	(619,503,091)	—	(33,775,827)	—
BNY Mellon Emerging Markets Fund	21,198,132	(215,265,865)	—	(103,506,269)	—
BNY Mellon International Appreciation Fund	1,877,000	(42,071,264)	—	(26,826,461)	—
BNY Mellon International Equity Income Fund	2,242,837	(6,634,757)	—	7,935,337	—
BNY Mellon Asset Allocation Fund	1,006,846	—	7,994,082	50,457,165	—

† These losses were deferred for tax purposes to the first day of the following fiscal year.
†† Late year ordinary losses deferred for tax purposes to the first day of the following fiscal year.

Table 5—Capital Loss Carryover

					Post-Enactment	Post-Enactment
					Short-Term	Long-Term
	2017 ($)	†	2018 ($)	†	Losses ($)††	Losses ($)†††	Total ($)
BNY Mellon Small Cap Multi-Strategy Fund	—		37,538,302		—	—	37,538,302
BNY Mellon International Fund	108,136,812		462,294,170		—	49,072,109	619,503,091
BNY Mellon Emerging Markets Fund	—		—		85,813,368	129,452,497	215,265,865
BNY Mellon International Appreciation Fund	15,657,135		—		699,913	25,714,216	42,071,264
BNY Mellon International Equity Income Fund	—		—		5,550,002	1,084,755	6,634,757

†	If not applied, the carryovers expire in the above fiscal years.
††	Post-enactment short-term losses which can be carried forward for an unlimited period.
††† Post-enactment long-term losses which can be carried forward for an unlimited period.

The Funds 157

NOTES TO FINANCIAL STATEMENTS (continued)

Table 6—Tax Character of Distributions Paid

			Long-Term
	Ordinary Income ($)		Capital Gains ($)
	2013	2012	2013	2012
BNY Mellon Large Cap Stock Fund	11,137,684	9,551,913	41,930,989	—
BNY Mellon Large Cap Market Opportunities Fund	1,053,939	385,167	—	—
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	1,087,759	415,070	—	—
BNY Mellon Income Stock Fund	21,134,036	12,483,466	474,473	—
BNY Mellon Mid Cap Multi-Strategy Fund	27,846,244	4,817,548	74,651,509	36,147,909
BNY Mellon Small Cap Multi-Strategy Fund	580,713	8,993,932	—	—
BNY Mellon Focused Equity Opportunities Fund	4,212,219	650,631	—	903,915
BNY Mellon Small/Mid Cap Fund	7,576,741	6,819,275	—	—
BNY Mellon International Fund	16,875,502	26,827,106	—	—
BNY Mellon Emerging Markets Fund	21,822,977	23,631,029	—	66,325,265
BNY Mellon International Appreciation Fund	3,770,987	6,550,704	—	—
BNY Mellon International Equity Income Fund	4,925,558	1,534,721	—	—
BNY Mellon Asset Allocation Fund	9,449,181	7,301,278	773,574	1,702,774

Table 7—Return of Capital Statement of Position

	Accumulated	Accumulated
	Undistributed	Net Realized	Paid-in
	Investment Income—Net ($)	Gain (Loss) ($)	Capital ($)
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	(16,775)	16,775	—
BNY Mellon Mid Cap Multi-Strategy Fund	(1,251,360)	1,251,360	—
BNY Mellon Small Cap Multi-Strategy Fund	(180,744)	181,265	(521)
BNY Mellon Small/Mid Cap Fund	(458,627)	458,627	—
BNY Mellon International Fund	593,611	(593,611)	—
BNY Mellon Emerging Markets Fund	(1,317,491)	1,317,491	—
BNY Mellon International Appreciation Fund	52,868	(52,868)	—
BNY Mellon International Equity Income Fund	(100,845)	100,845	—
BNY Mellon Asset Allocation Fund	1,394,846	(1,394,846)	—

The Funds 159

NOTES TO FINANCIAL STATEMENTS (continued)

mately $11,800 with a related weighted average annualized interest rate of 1.15%.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013 for BNY Mellon Focused Equity Opportunities Fund, was approximately $7,100 with a related weighted average annualized interest rate of 1.15%.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013 for BNY Mellon Small/Mid Cap Fund, was approximately $574,800 with a related weighted average annualized interest rate of 1.14%.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013 for BNY Mellon International Fund, was approximately $331,500 with a related weighted average annualized interest rate of 1.15%.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013 for BNY Mellon Emerging Markets Fund, was approximately $628,500 with a related weighted average annualized interest rate of 1.14%.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013 for BNY Mellon International Appreciation Fund, was approximately $7,700 with a related weighted average annualized interest rate of 1.15%.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2013 for BNY Mellon International Equity Income Fund, was approximately $38,000 with a related weighted average annualized interest rate of 1.14%.

NOTE 4—Investment Advisory Fee, Administration Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund's net assets at the following annual rates: .65% of BNY Mellon Large Cap Stock Fund, .70% (direct investment in securities) and .15% (other underlying funds, which may consist of affiliated funds, mutual funds and exchange traded funds) of BNY Mellon Large Cap Market Opportunities Fund, .70% (direct investment in securities) and .15% (other underlying funds, which may consist of affiliated funds, mutual funds and exchange traded funds) of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, .65% of BNY Mellon Income Stock Fund, .75% of BNY Mellon Mid Cap Multi-Strategy Fund, .85% of BNY Mellon Small Cap Multi-Strategy Fund, .70% of BNY Mellon Focused Equity Opportunities Fund, .75% of BNY Mellon Small/Mid Cap Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund, .50% of BNY Mellon International Appreciation Fund, .85% of BNY Mellon International Equity Income Fund and .65% (equity investments), .40% (debt securities) and .15% (money market investments and other underlying funds, which may consist of affiliated funds, mutual funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.

For BNY Mellon Large Cap Market Opportunities Fund, the Investment Adviser had contractually agreed, from September 1, 2012 through January 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the fund's total annual operating expenses (including indirect fees and expenses of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowing and extraordinary expenses) did not exceed 1.25% of the value of the average daily net assets of their respective class. During the period ended August 31, 2013, there was no reduction in expenses.

For BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, the Investment Adviser had contractually agreed, from September 1, 2012 through January 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the fund's total annual operating expenses (including indirect fees and expenses of the underlying funds, but

The Funds 161

NOTES TO FINANCIAL STATEMENTS (continued)

Table 10—Cash Management Agreement Fees

	The Bank of	The Bank of	Dreyfus Transfer, Inc.
New York Mellon		New York Mellon	Cash Management	Dreyfus Transfer, Inc.
Cash Management Fees ($)		Earnings Credits ($)	Fees ($)	Earnings Credits ($)
BNY Mellon Large Cap Stock Fund	38	—	71	(9)
BNY Mellon Large Cap
Market Opportunities Fund	3	—	6	(1)
BNY Mellon Tax-Sensitive
Large Cap Multi-Strategy Fund	4	—	10	(1)
BNY Mellon Income Stock Fund	21	—	42	(5)
BNY Mellon Mid Cap Multi-Strategy Fund	692	(5)	1,234	(157)
BNY Mellon Small Cap Multi-Strategy Fund	209	(1)	393	(48)
BNY Mellon Focused Equity Opportunities Fund	8	—	15	(2)
BNY Mellon Small/Mid Cap Fund	12	—	23	(3)
BNY Mellon International Fund	39	—	71	(9)
BNY Mellon Emerging Markets Fund	101	(1)	172	(23)
BNY Mellon International Appreciation Fund	87	—	165	(20)
BNY Mellon International Equity Income Fund	7	—	14	(2)
BNY Mellon Asset Allocation Fund	10	—	19	(2)

Table 11—Due to The Dreyfus Corporation and Affiliates

	Investment	Shareholder		Chief
	Advisory	Services	Custodian	Compliance	Less Expense
	Fees ($)	Plan Fees ($)	Fees ($)	Officer Fees ($)	Reimbursement ($)
BNY Mellon Large Cap Stock Fund	429,350	4,346	27,712	6,172	—
BNY Mellon Large Cap Market Opportunities Fund	96,351	23	12,381	6,172	—
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	315,343	310	21,445	6,172	—
BNY Mellon Income Stock Fund	518,601	583	22,560	6,172	—
BNY Mellon Mid Cap Multi-Strategy Fund	1,044,180	6,255	52,266	6,172	—
BNY Mellon Small Cap Multi-Strategy Fund	228,646	1,803	31,552	6,172	—
BNY Mellon Focused Equity Opportunities Fund	324,344	161	16,181	6,172	—
BNY Mellon Small/Mid Cap Fund	307,560	118	16,573	6,172	—
BNY Mellon International Fund	390,883	927	120,386	6,172	—
BNY Mellon Emerging Markets Fund	1,827,775	2,369	768,217	6,172	—
BNY Mellon International Appreciation Fund	45,290	1,044	5,243	6,172	—
BNY Mellon International Equity Income Fund	120,784	12	40,513	6,172	—
BNY Mellon Asset Allocation Fund	102,327	1,071	8,825	6,172	(36,765)

The Funds 163

NOTES TO FINANCIAL STATEMENTS (continued)

Table 12—Purchases and Sales

	Purchases ($)	Sales ($)
BNY Mellon Large Cap Stock Fund	433,571,957	779,819,483
BNY Mellon Large Cap Market Opportunities Fund	175,669,146	140,985,404
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	800,484,154	349,152,680
BNY Mellon Income Stock Fund	602,465,702	287,113,870
BNY Mellon Mid Cap Multi-Strategy Fund	1,744,970,063	1,440,239,042
BNY Mellon Small Cap Multi-Strategy Fund	345,492,444	338,281,555
BNY Mellon Focused Equity Opportunities Fund	372,469,456	377,577,276
BNY Mellon Small/Mid Cap Fund	807,738,251	940,907,159
BNY Mellon International Fund	294,273,093	436,820,533
BNY Mellon Emerging Markets Fund	1,119,361,712	1,434,689,572
BNY Mellon International Appreciation Fund	1,378,215	39,314,010
BNY Mellon International Equity Income Fund	171,268,062	93,632,740
BNY Mellon Asset Allocation Fund
Transactions without Mortgage Dollar Rolls	109,349,133	114,801,257
Mortgage Dollar Rolls transactions	1,444,866	1,447,693
	110,793,999	116,248,950

Table 13—Derivatives and Hedging
Fair value of derivative instruments for BNY Mellon International Appreciation Fund as of August 31, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk	—	Equity risk[1]	(82,792)
Gross fair value of derivatives contracts	—		(82,792)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for BNY Mellon International Appreciation Fund during the period ended August 31, 2013 is shown below:

Statement of Operations location:
[2]	Net realized gain (loss) on financial futures.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on financial futures.
[5]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Funds 165

NOTES TO FINANCIAL STATEMENTS (continued)

Table 14—Options Written

BNY Mellon Income Stock Fund			Options Terminated
	Number of	Premiums		Net Realized
Options Written	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding August 31, 2012	—	—
Contracts written	10,956	643,262
Contracts terminated:
Contracts closed	3,540	195,439	20,674	174,765
Contracts expired	5,676	302,275	—	302,275
Total contracts terminated	9,216	497,714	20,674	477,040
Contracts outstanding August 31, 2013	1,740	145,548

Table 15—Forward Foreign Currency Exchange Contracts

BNY Mellon International Fund
	Foreign
	Currency			Unrealized
Forward Foreign Currency Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation)	($)

Purchases:
Australian Dollar, Expiring 9/3/2013[a]	159,569	142,356	142,024	(332)

Counterparty:
a Barclays Bank

Table 15—Forward Foreign Currency Exchange Contracts (continued)

BNY Mellon Emerging Markets Fund
	Foreign			Unrealized
	Currency			Appreciation
Forward Foreign Currency Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real, Expiring 9/3/2013[a]	69,392	28,937	29,083	146
Malaysian Ringgit, Expiring 9/3/2013[b]	2,002,441	611,806	609,617	(2,189)
South Korean Won, Expiring 9/3/2013[b]	890,761,572	809,048	802,452	(6,596)
Thai Baht, Expiring 9/4/2013[b]	40,388,168	1,259,375	1,254,681	(4,694)
Sales;		Proceeds ($)
Czech Koruna, Expiring 9/3/2013[a]	3,645,393	187,424	187,180	244
Euro, Expiring 9/3/2013[a]	1,622,693	2,146,271	2,144,632	1,639
Hong Kong Dollar, Expiring 9/3/2013[c]	9,874,679	1,273,221	1,273,421	(200)
Indian Rupee, Expiring 9/3/2013[d]	87,293,722	1,307,869	1,321,231	(13,362)
Indonesian Rupiah, Expiring:
9/3/2013[b]	3,429,304,149	296,909	314,039	(17,130)
9/4/2013[b]	1,494,082,237	127,699	136,821	(9,122)
South African Rand, Expiring 9/3/2013[e]	53,233,199	5,163,976	5,177,571	(13,595)
South Korean Won, Expiring 9/3/2013[b]	1,556,356,767	1,402,119	1,402,060	59
Gross Unrealized Appreciation				2,088
Gross Unrealized Depreciation				(66,888)

Counterparties:
a	Citigroup
b	HSBC
c	Morgan Stanley Capital Services
[d]	Deutsche Bank
e	UBS

The Funds 167

NOTES TO FINANCIAL STATEMENTS (continued)

Table 16—Average Market Value of Derivatives

Average
Market Value ($)
BNY Mellon Income Stock Fund
Equity options contracts	45,210
BNY Mellon Mid Cap Multi-Strategy Fund
Equity financial futures	15,157,402
BNY Mellon International Fund
Forward contracts	3,720,043
BNY Mellon Emerging Markets Fund
Forward contracts	9,022,067
BNY Mellon International Appreciation Fund
Equity financial futures	1,642,020
Forward contracts	477,750
BNY Mellon International Equity Income Fund
Forward contracts	1,727,052

Table 17—Accumulated Net Unrealized Appreciation (Depreciation)

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	Depreciation ($)	Net ($)
BNY Mellon Large Cap Stock Fund	559,374,812	193,535,925	3,708,895	189,827,030
BNY Mellon Large Cap Market Opportunities Fund	190,486,144	27,444,032	2,114,560	25,329,472
BNY Mellon Tax-Sensitive
Large Cap Multi-Strategy Fund	587,470,330	56,499,450	5,430,734	51,068,716
BNY Mellon Income Stock Fund	856,105,253	138,030,480	10,773,213	127,257,267
BNY Mellon Mid Cap Multi-Strategy Fund	1,337,933,022	278,825,513	15,955,773	262,869,740
BNY Mellon Small Cap Multi-Strategy Fund	285,346,455	49,906,725	6,160,292	43,746,433
BNY Mellon Focused Equity Opportunities Fund	440,012,424	104,936,549	5,431,174	99,505,375
BNY Mellon Small/Mid Cap Fund	445,719,310	67,293,345	11,099,075	56,194,270
BNY Mellon International Fund	553,500,295	40,695,652	74,429,821	(33,734,169)
BNY Mellon Emerging Markets Fund	1,913,806,488	210,001,512	313,320,070	(103,318,558)
BNY Mellon International Appreciation Fund	129,485,542	13,346,801	40,173,262	(26,826,461)
BNY Mellon International Equity Income Fund	155,034,551	15,960,358	8,006,929	7,953,429
BNY Mellon Asset Allocation Fund	365,645,468	54,525,866	4,068,701	50,457,165

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds 169

IMPORTANT TAX INFORMATION (Unaudited)

The Funds 171

IMPORTANT TAX INFORMATION (Unaudited) (continued)

their proportionate share of foreign sourced income and foreign taxes paid for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014. Also the fund reports the maximum amount allowable, but not less than $3,770,987 as ordinary income dividends paid during the fiscal year ended August 31, 2013 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.

BNY Mellon International Equity Income Fund

For federal tax purposes, the Fund elects to provide each shareholder with their portion of the fund's income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $7,803,526 as income sourced from foreign countries for the fiscal year ended August 31, 2013 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the Fund reports the maximum amount allowable but not less than $518,644 as taxes paid from foreign countries for the fiscal year ended August 31, 2013 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014. Also the fund reports the maximum amount allowable, but not less than $4,925,558 as ordinary income dividends paid during the fiscal year ended August 31, 2013 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.

BNY Mellon Asset Allocation Fund

For federal tax purposes the fund reports the maximum amount allowable but not less than 65.59% of ordinary income dividends paid during the fiscal year ended August 31, 2013 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $5,971,852 as ordinary income dividends paid during the fiscal year ended August 31, 2013 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns. Also, the fund reports the maximum amount allowable but not less than $.0217 per share as a capital gain dividend paid on December 31, 2012 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $.0050 as a short-term capital gain dividend paid on December 31, 2012 in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

The Funds 173

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT
ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT (Unaudited)

The Funds 175

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY
AGREEMENT AND ADMINISTRATION AGREEMENT (Unaudited) (continued)

The Funds 177

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY
AGREEMENT AND ADMINISTRATION AGREEMENT (Unaudited) (continued)

The Funds 179

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY
AGREEMENT AND ADMINISTRATION AGREEMENT (Unaudited) (continued)

INFORMATION ABOUT THE APPROVAL OF THE
GENEVA SUB-ADVISORY AGREEMENT (Unaudited)

The Funds 181

INFORMATION ABOUT THE APPROVAL OF THE GENEVA
SUB-ADVISORY AGREEMENT (Unaudited) (continued)

INFORMATION ABOUT THE APPROVAL OF THE
NEW ROBECO SUB-ADVISORY AGREEMENT (Unaudited)

The Funds 183

INFORMATION ABOUT THE APPROVAL OF THE NEW ROBECO SUB-ADVISORY AGREEMENT (Unaudited) (continued)

The Funds 185

BOARD MEMBERS INFORMATION (Unaudited)

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS. For individual account holders for Private Wealth Management clients, please contact your account officer or call 1-888-281-7350.

The Funds 187

OFFICERS OF THE FUND (Unaudited)

The Funds 189

NOTES

For More Information

BNY Mellon Funds Trust
c/o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK

Geneva Capital Management Ltd.
100 East Wisconsin Avenue,
Suite 2550,
Milwaukee, WI 53202

Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

Administrator

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:

BNY Mellon Large Cap Stock Fund	Class M: MPLCX	Investor: MILCX
BNY Mellon Large Cap Market Opportunities Fund	Class M: MMOMX	Investor: MMOIX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Class M: MTSMX	Investor: MTSIX
BNY Mellon Income Stock Fund	Class M: MPISX	Investor: MIISX
BNY Mellon Mid Cap Multi-Strategy Fund	Class M: MPMCX	Investor: MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	Class M: MPSSX	Investor: MISCX
BNY Mellon Focused Equity Opportunities Fund	Class M: MFOMX	Investor: MFOIX
BNY Mellon Small/Mid Cap Fund	Class M: MMCMX	Investor: MMCIX
BNY Mellon International Fund	Class M: MPITX	Investor: MIINX
BNY Mellon Emerging Markets Fund	Class M: MEMKX	Investor: MIEGX
BNY Mellon International Appreciation Fund	Class M: MPPMX	Investor: MARIX
BNY Mellon International Equity Income Fund	Class M: MLIMX	Investor: MLIIX
BNY Mellon Asset Allocation Fund	Class M: MPBLX	Investor: MIBLX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-888-281-7350. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the funds voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

MFTAR0813-EQ

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Corporate Bond Fund

BNY Mellon Short-Term U.S. Government Securities Fund

ANNUAL REPORT August 31, 2013

Contents

The Funds

Letter from the President	2
Discussion of Funds' Performance	
BNY Mellon Bond Fund	3
BNY Mellon Intermediate Bond Fund	6
BNY Corporate Bond Fund	9
BNY Mellon Short-Term U.S. Government Securities Fund	12
Understanding Your Fund's Expenses	15
Comparing Your Fund's Expenses With Those of Other Funds	16
Statements of Investments	17
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	40
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	58
Important Tax Information	59
Information About the Renewal of Each Fund's Investment Advisory and Administration Agreements	60
Board Members Information	64
Officers of the Trust	66

For More Information

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.

- Not FDIC-Insured
- Not Bank-Guaranteed
- May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Funds Trust, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets encountered heightened volatility over the past year as long-term interest rates climbed in response to accelerating economic growth and expectations that the Federal Reserve Board will begin to back away from the open-ended quantitative easing program it launched last fall. Indeed, the U.S. economy has responded positively to low interest rates amid muted inflationary pressures, helping to drive the unemployment rate lower and housing markets higher.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate. We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your fixed-income investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

David K. Mossman
President
BNY Mellon Funds Trust
September 16, 2013

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

4

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–2.41%	4.82%	4.54%
Investor shares	–2.74%	4.56%	4.26%
Barclays U.S. Aggregate Bond Index	–2.47%	4.93%	4.77%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Bond Fund on 8/31/03 to a $10,000 investment made in the Barclays U.S.Aggregate Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares. The Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 5

6

The Funds 7

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–1.64%	3.94%	3.87%
Investor shares	–1.91%	3.67%	3.57%
Barclays Intermediate
Government/Credit Bond Index	–1.06%	4.35%	4.27%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Intermediate Bond Fund on 8/31/03 to a $10,000
investment made in the Barclays Intermediate Government/Credit Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is a widely accepted, unmanaged index of Government and credit bond market performance composed of U.S. Government,Treasury and Agency securities, fixed-income securities and nonconvertible investment-grade credit debt, with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

8

The Funds 9

DISCUSSION OF FUND PERFORMANCE (continued)

10

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception Date	1 Year	From Inception
Class M shares	3/2/12	0.02%	2.92%
Investor shares	3/2/12	–0.24%	2.68%
Barclays U.S. Intermediate Credit Bond Index	2/29/12	–0.14%	2.27%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Corporate Bond Fund on 3/2/12 (inception date) to a $10,000 investment made in the Barclays U.S. Intermediate Credit Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is an unmanaged index that consists of dollar denominated, investment grade, publicly issued securities with a maturity of between one and ten years and that are issued by both corporate issuers and non-corporate issuers. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
†† For comparative purposes, the value of the Index as of 02/29/12 is used as the beginning value on 3/2/12.

The Funds 11

DISCUSSION OF FUND PERFORMANCE (continued)

12

The Funds 13

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–0.49%	1.41%	2.36%
Investor shares	–0.84%	1.12%	2.06%
Barclays 1-3 Year U.S. Government Index	0.16%	1.91%	2.76%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Short-Term U. S. Government Securities Fund
on 8/31/03 to a $10,000 investment made in the Barclays 1-3 Year U. S. Government Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is a widely accepted, unmanaged index of government bond market performance composed of U.S.Treasury and agency securities with maturities of 1-3 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

14

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon fixed income fund from March 1, 2013 to August 31, 2013. It also shows how much as $1,000 investment would be worth at the close of the period assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

	Class M Shares	Investor Shares

BNY Mellon Bond Fund
Expenses paid per $1,000†	$2.73	$3.96
Ending value (after expenses)	$967.50	$965.50
Annualized expense ratio (%)	.55	.80

BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$2.84	$4.08
Ending value (after expenses)	$976.80	$975.40
Annualized expense ratio (%)	.57	.82

BNY Mellon Corporate Bond Fund
Expenses paid per $1,000†	$2.84	$4.23
Ending value (after expenses)	$974.40	$973.10
Annualized expense ratio (%)	.57	.85

BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$2.67	$3.92
Ending value (after expenses)	$996.60	$994.40
Annualized expense ratio (%)	.53	.78

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds 15

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class M Shares	Investor Shares

BNY Mellon Bond Fund
Expenses paid per $1,000†	$2.80	$4.08
Ending value (after expenses)	$1,022.43	$1,021.17
Annualized expense ratio (%)	.55	.80

BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$2.91	$4.18
Ending value (after expenses)	$1,022.33	$1,021.07
Annualized expense ratio (%)	.57	.82

BNY Mellon Corporate Bond Fund
Expenses paid per $1,000†	$2.91	$4.33
Ending value (after expenses)	$1,022.33	$1,020.92
Annualized expense ratio (%)	.57	.85

BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$2.70	$3.97
Ending value (after expenses)	$1,022.53	$1,021.27
Annualized expense ratio (%)	.53	.78

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Bond Fund
	Coupon	Maturity	Principal
Bonds and Notes—99.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables—1.0%
AmeriCredit Automobile Receivables Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	7,160,000		7,126,412
AmeriCredit Automobile Receivables Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	836,264		837,228
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,904,520		3,916,015
					11,879,655
Casinos—.7%
Agua Caliente Band of Cahuilla Indians, Sr. Scd. Notes	6.08	10/1/16	1,351,000	[a]	1,308,214
Agua Caliente Band of Cahuilla Indians, Scd. Notes	6.35	10/1/15	1,097,000	[a]	1,080,359
Agua Caliente Band of Cahuilla Indians, Sr. Scd. Notes	6.44	10/1/16	1,608,000	[a]	1,539,338
Seminole Indian Tribe of Florida, Sr. Scd. Notes	5.80	10/1/13	3,296,000	[a]	3,300,120
Seminole Indian Tribe of Florida, Scd. Notes	7.75	10/1/17	1,130,000	[a]	1,204,863
					8,432,894
Commercial Mortgage Pass-Through Ctfs.—1.8%
Commercial Mortgage Asset Trust, Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000	[b]	2,268,991
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/45	8,670,000		8,467,686
WFRBS Commercial Mortgage Trust, Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,110,000		1,142,118
WF-RBS Commerical Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		8,409,268
					20,288,063
Consumer Discretionary—4.6%
Amazon.com, Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,041,322
Comcast, Gtd. Notes	3.13	7/15/22	11,887,000		11,528,262
Johnson Controls, Sr. Unscd. Notes	3.75	12/1/21	8,110,000		8,067,504
News America, Gtd. Notes	6.15	3/1/37	5,054,000		5,498,333
Time Warner Cable, Gtd. Notes	4.13	2/15/21	10,550,000		10,042,228
Time Warner, Gtd. Notes	4.00	1/15/22	6,125,000		6,144,600
Walgreen, Sr. Unscd. Notes	3.10	9/15/22	6,735,000		6,326,212
					53,648,461
Consumer Staples—1.9%
Anheuser-Busch InBev Worldwide, Gtd. Notes	2.50	7/15/22	6,160,000		5,674,401
ConAgra Foods, Sr. Unscd. Notes	3.20	1/25/23	2,795,000		2,616,293
PepsiCo, Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,683,766
Pernod-Ricard, Sr. Unscd. Notes	4.45	1/15/22	5,610,000	[a]	5,737,930
					21,712,390
Energy—.7%
BP Capital Markets, Gtd. Notes	3.88	3/10/15	5,565,000		5,835,064
Petrobras International Finance, Gtd. Notes	5.38	1/27/21	2,500,000		2,453,707
					8,288,771

The Funds 17

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial—16.5%
American International Group, Sr. Unscd. Notes	5.85	1/16/18	8,300,000		9,381,042
Bank of America, Sub. Notes	5.49	3/15/19	19,975,000		21,609,994
BBVA US Senior, Bank Gtd. Notes	3.25	5/16/14	6,655,000		6,714,316
Bear Stearns, Sub. Notes	5.55	1/22/17	5,681,000		6,252,605
BlackRock, Sr. Unscd. Notes	6.25	9/15/17	7,860,000		9,172,196
Boston Properties, Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,358,913
Citigroup, Sub. Notes	5.00	9/15/14	6,815,000		7,083,116
Citigroup, Sr. Unscd. Notes	6.13	11/21/17	3,135,000		3,596,898
Ford Motor Credit, Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,277,421
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	4,930,000	[b]	4,535,600
General Electric Capital, Sub. Notes	5.30	2/11/21	8,285,000		8,963,608
Goldman Sachs Group, Sub. Notes	6.75	10/1/37	8,270,000		8,560,376
HSBC Finance, Sub. Notes	6.68	1/15/21	10,510,000		11,883,773
Jefferies Group, Sr. Unscd. Notes	5.13	4/13/18	4,055,000		4,328,854
Jefferies Group, Sr. Unscd. Notes	8.50	7/15/19	5,163,000		6,281,481
MetLife, Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,584,998
Morgan Stanley, Sub. Notes	4.88	11/1/22	11,490,000		11,364,736
NYSE Euronext, Sr. Unscd. Notes	2.00	10/5/17	7,340,000		7,302,104
Prudential Financial, Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,679,943
Rabobank Nederland, Gtd. Notes	4.50	1/11/21	8,060,000		8,474,413
RBS Citizens Financial Group, Sub. Notes	4.15	9/28/22	8,555,000	[a]	8,203,561
Simon Property Group, Sr. Unscd. Notes	5.65	2/1/20	8,782,000		9,832,916
TD Ameritrade Holding, Gtd. Notes	4.15	12/1/14	6,630,000		6,920,162
					190,363,026
Foreign/Governmental—1.3%
Mexican Government, Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,668,100
Mexican Government, Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,602,100
Province of Ontario Canada, Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,012,928
					15,283,128
Health Care—1.2%
Amgen, Sr. Unscd. Notes	5.65	6/15/42	7,955,000		8,252,732
Thermo Fisher Scientific, Sr. Unscd. Notes	3.60	8/15/21	5,500,000		5,360,894
					13,613,626
Industrial—.9%
ABB Finance USA, Gtd. Notes	2.88	5/8/22	11,060,000		10,543,045
Information Technology—1.9%
Intel, Sr. Unscd. Notes	2.70	12/15/22	10,900,000		10,071,273

18

BNY Mellon Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology (continued)
Oracle, Sr. Unscd. Notes	5.75	4/15/18	10,410,000		12,070,093
					22,141,366
Materials—1.2%
CRH America, Gtd. Notes	5.30	10/15/13	7,100,000		7,135,592
Eastman Chemical, Sr. Unscd. Notes	3.60	8/15/22	7,075,000		6,861,696
					13,997,288
Municipal Bonds—5.8%
Chicago, GO	7.78	1/1/35	6,460,000		7,182,874
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue Bonds	3.00	7/1/20	14,000,000		12,946,640
Illinois, GO	4.42	1/1/15	4,935,000		5,112,561
Los Angeles Community College District,
GO (Build America Bonds)	6.75	8/1/49	13,725,000		17,015,020
Massachusetts, GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,152,768
New York City Municipal Water Finance Authority,
Water and Sewer System Second General
Resolution Revenue (Build America Bonds)	6.28	6/15/42	5,430,000		6,016,494
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,039,971
Puerto Rico Commonwealth Government
Development Bank, Revenue Bonds	3.67	5/1/14	8,010,000		8,019,772
University of California Regents, Medical Center
Pooled Revenue (Build America Bonds)	5.44	5/15/23	2,715,000		2,992,419
					67,478,519
Telecommunications—3.2%
AT&T, Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,462,750
Rogers Communications, Gtd. Notes	6.38	3/1/14	6,810,000		7,002,580
Telefonica Emisiones, Gtd. Notes	5.13	4/27/20	9,395,000		9,515,218
Verizon Communications, Sr. Unscd. Notes	5.50	2/15/18	10,755,000		12,151,182
					37,131,730
U.S. Government Agencies/
Mortgage-Backed—29.3%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/28			13,372,193	[c]	13,280,257
3.00%, 7/1/28—11/1/42			27,885,961	[c]	27,615,862
3.50%, 6/1/43			18,914,123	[c]	18,878,611
4.00%, 4/1/24			7,327,315	[c]	7,710,303
4.50%, 5/1/39—11/1/41			51,307,946	[c]	54,344,119
5.00%, 12/1/39—7/1/40			14,068,154	[c]	15,211,684
5.50%, 12/1/37—12/1/38			11,030,998	[c]	11,887,549
6.00%, 5/1/38			2,045,966	[c]	2,227,266

The Funds 19

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
2.50%, 3/1/28			7,232,694	[c]	7,198,285
3.00%, 7/1/27—5/1/43			40,984,622	[c]	40,464,042
3.32%, 4/1/41			6,330,166	[b,c]	6,620,885
3.50%, 9/1/26—6/1/43			40,632,922	[c]	41,506,094
4.00%, 2/1/41—11/1/42			28,674,062	[c]	29,673,379
4.50%, 3/1/23—7/1/24			4,347,483	[c]	4,622,466
5.00%, 12/1/21—2/1/41			15,595,434	[c]	16,862,218
5.50%, 2/1/38—5/1/38			13,415,254	[c]	14,600,930
6.00%, 4/1/33—10/1/38			10,820,973	[c]	11,949,508
REMIC, Ser. 2011-8, Cl. PV, 4.00%, 1/25/30			3,777,000	[c]	3,902,738
Government National Mortgage Association I;
5.00%, 11/15/34—3/15/36			8,852,458		9,624,280
					338,180,476
U.S. Government Securities—26.6%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			14,605,521	[d,e]	17,289,285
Notes, 0.13%, 4/15/18			11,807,601	[d,e]	12,048,370
Notes, 0.13%, 1/15/23			12,204,230	[d]	11,643,116
Notes, 0.63%, 7/15/21			8,722,699	[d,e]	8,908,737
Notes, 1.38%, 7/15/18			13,512,845	[d,e]	14,692,057
Notes, 1.38%, 1/15/20			10,802,599	[d,e]	11,673,979
Notes, 2.38%, 1/15/17			15,172,838	[d,e]	16,774,285
U.S. Treasury Notes:
0.25%, 1/15/15			10,180,000	[e]	10,182,382
0.25%, 8/15/15			41,950,000	[e]	41,836,106
0.25%, 9/15/15			22,000,000	[e]	21,931,250
0.25%, 12/15/15			14,250,000	[e]	14,171,511
0.25%, 4/15/16			12,000,000		11,886,096
0.38%, 4/15/15			15,500,000	[e]	15,518,460
0.38%, 3/15/16			27,500,000		27,356,065
0.50%, 6/15/16			7,750,000	[e]	7,710,948
0.63%, 8/15/16			2,000,000		1,992,422
0.63%, 9/30/17			4,530,000	[e]	4,411,618
0.88%, 12/31/16			5,250,000		5,238,513
1.00%, 5/31/18			2,520,000	[e]	2,460,248
1.50%, 7/31/16			12,995,000	[e]	13,275,198
1.75%, 7/31/15			14,560,000	[e]	14,939,070
1.75%, 5/15/23			23,795,000		21,765,001
					307,704,717
Utilities—.5%
Hydro-Quebec, Gov’t Gtd. Notes	2.00	6/30/16	5,130,000		5,270,070
Total Bonds and Notes
(cost $1,130,872,208)					1,145,957,225

20

BNY Mellon Bond Fund (continued)

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,366,145)	7,366,145 [f]	7,366,145
Total Investments (cost $1,138,238,353)	99.7%	1,153,323,370
Cash and Receivables (Net)	.3%	3,096,103
Net Assets	100.0%	1,156,419,473

GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $22,374,385 or 1.9% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
[d] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $178,891,253 and the value of the collateral held by the fund was
$183,854,301, consisting of U.S. Government and Agency securities.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government Agencies/Mortgage-Backed	55.9	Foreign/Governmental	1.3
Corporate Bonds	33.3	Asset-Backed	1.0
Municipal Bonds	5.8	Money Market Investment	.6
Commercial Mortgage-Backed	1.8		99.7

† Based on net assets.
See notes to financial statements.

The Funds 21

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Intermediate Bond Fund
	Coupon	Maturity	Principal
Bonds and Notes—99.5%	Rate (%)	Date	Amount ($)		Value ($)
Casinos—.6%
Agua Caliente Band of Cahuilla Indians, Sr. Scd. Notes	6.08	10/1/16	1,007,000	[a]	975,108
Agua Caliente Band of Cahuilla Indians, Scd. Notes	6.35	10/1/15	539,000	[a]	530,823
Agua Caliente Band of Cahuilla Indians, Sr. Scd. Notes	6.44	10/1/16	1,228,000	[a]	1,175,564
Seminole Indian Tribe of Florida, Sr. Scd. Notes	5.80	10/1/13	2,255,000	[a]	2,257,819
Seminole Indian Tribe of Florida, Scd. Notes	7.75	10/1/17	765,000	[a]	815,681
					5,754,995
Consumer Discretionary—5.6%
Daimler Finance North America, Gtd. Notes	6.50	11/15/13	4,385,000		4,434,371
Grupo Televisa, Sr. Unscd. Notes	6.00	5/15/18	6,010,000		6,740,756
Johnson Controls, Sr. Unscd. Notes	5.50	1/15/16	6,075,000		6,646,694
NBCUniversal Media, Gtd. Notes	4.38	4/1/21	7,050,000		7,551,974
Stanford University, Unscd. Bonds	4.75	5/1/19	5,000,000		5,645,310
Time Warner Cable, Gtd. Notes	4.13	2/15/21	7,500,000		7,139,025
Time Warner, Gtd. Notes	4.00	1/15/22	7,400,000		7,423,680
Wal-Mart Stores, Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,306,860
					53,888,670
Consumer Staples—4.9%
Anheuser-Busch InBev Worldwide, Gtd. Notes	1.38	7/15/17	3,430,000		3,394,517
ConAgra Foods, Sr. Unscd. Notes	3.20	1/25/23	4,887,000		4,574,535
Diageo Capital, Gtd. Notes	1.50	5/11/17	5,300,000		5,256,174
Dr. Pepper Snapple Group, Gtd. Notes	2.60	1/15/19	6,145,000		6,147,188
Kroger, Sr. Unscd. Notes	2.20	1/15/17	4,230,000		4,266,606
McDonald’s, Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,153,726
Mondelez International, Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,378,898
Pernod-Ricard, Sr. Unscd. Notes	4.45	1/15/22	4,520,000	[a]	4,623,074
Walgreen, Sr. Unscd. Notes	1.80	9/15/17	6,010,000		5,970,033
					46,764,751
Energy—1.6%
BP Capital Markets, Gtd. Notes	3.20	3/11/16	6,250,000		6,565,087
Occidental Petroleum, Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,242,644
Petrobras International Finance, Gtd. Notes	3.88	1/27/16	5,000,000		5,155,955
					14,963,686
Financial—16.6%
American Express Credit, Sr. Unscd. Notes	2.75	9/15/15	5,010,000		5,194,954
American International Group, Sr. Unscd. Notes	5.85	1/16/18	5,925,000		6,696,707
Bank of America, Sub. Notes	5.49	3/15/19	10,965,000		11,862,507
BBVA US Senior, Bank Gtd. Notes	3.25	5/16/14	5,000,000		5,044,565
Bear Stearns, Sub. Notes	5.55	1/22/17	121,000		133,175
Caterpillar Financial Services, Sr. Unscd. Notes	6.13	2/17/14	4,975,000		5,106,539
Citigroup, Sub. Notes	5.00	9/15/14	7,780,000		8,086,081
Citigroup, Sr. Unscd. Notes	6.13	11/21/17	3,590,000		4,118,936

22

BNY Mellon Intermediate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Ford Motor Credit, Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,077,400
General Electric Capital, Sr. Unscd. Notes	1.88	9/16/13	7,675,000		7,678,845
General Electric Capital, Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	[b]	3,266,000
Goldman Sachs Group, Sr. Unscd. Notes	3.30	5/3/15	7,780,000		8,055,871
HSBC Finance, Sub. Notes	6.68	1/15/21	9,502,000		10,744,016
Jefferies Group, Sr. Unscd. Notes	8.50	7/15/19	8,835,000		10,748,961
John Deere Capital, Sr. Unscd. Notes	1.25	12/2/14	3,000,000		3,030,486
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/23	7,895,000		7,185,492
MetLife, Sr. Unscd. Notes	6.75	6/1/16	4,450,000		5,098,872
Morgan Stanley, Sub. Notes	4.88	11/1/22	7,610,000		7,527,036
NYSE Euronext, Sr. Unscd. Notes	2.00	10/5/17	5,800,000		5,770,055
Private Export Funding, Gov’t Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,189,142
Prudential Financial, Sr. Unscd. Notes	4.75	9/17/15	4,735,000		5,096,640
Rabobank Nederland, Bank Gtd. Notes	3.38	1/19/17	5,825,000		6,138,962
Royal Bank of Canada, Covered Bonds	1.20	9/19/18	3,330,000		3,257,276
Royal Bank of Scotland Group, Sr. Unscd. Notes	2.55	9/18/15	5,920,000		6,038,376
Simon Property Group, Sr. Unscd. Notes	4.20	2/1/15	6,682,000		6,946,895
TD Ameritrade Holding, Gtd. Notes	4.15	12/1/14	3,650,000		3,809,742
Wachovia, Sub. Notes	5.25	8/1/14	6,210,000		6,469,553
					159,373,084
Foreign/Governmental—1.5%
Mexican Government, Sr. Unscd. Notes	6.63	3/3/15	1,064,000		1,151,780
Province of Nova Scotia Canada, Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		6,106,252
Province of Ontario Canada, Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		7,029,112
					14,287,144
Health Care—3.1%
Amgen, Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,322,838
AstraZeneca, Sr. Unscd. Notes	5.90	9/15/17	6,090,000		7,044,626
GlaxoSmithKline Capital, Gtd. Bonds	5.65	5/15/18	5,853,000		6,753,695
Pfizer, Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,850,924
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	7,090,000		7,360,143
					29,332,226
Industrial—.8%
ABB Finance USA, Gtd. Notes	1.63	5/8/17	5,065,000		5,033,126
United Technologies, Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,203,795
					7,236,921
Information Technology—3.3%
Adobe Systems, Sr. Unscd. Notes	4.75	2/1/20	4,504,000		4,839,377
Apple, Sr. Unscd. Notes	1.00	5/3/18	5,915,000		5,657,443
EMC, Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,646,539

The Funds 23

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology (continued)
Intel, Sr. Unscd. Notes	1.35	12/15/17	7,930,000		7,773,200
Oracle, Sr. Unscd. Notes	5.75	4/15/18	7,000,000		8,116,297
					32,032,856
Materials—1.2%
CRH America, Gtd. Notes	5.30	10/15/13	4,784,000		4,807,982
Dow Chemical, Sr. Unscd. Notes	4.25	11/15/20	6,545,000		6,833,726
					11,641,708
Municipal Bonds—5.1%
California, GO (Various Purpose)	5.95	4/1/16	3,255,000		3,604,815
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	11,000,000		10,172,360
Illinois, GO	4.42	1/1/15	4,750,000		4,920,905
Massachusetts, GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,030,213
North Texas Tollway Authority,
Special Projects System Revenue, BAN	2.44	9/1/13	9,020,000		9,020,541
Puerto Rico Commonwealth Government
Development Bank, Revenue Bonds	3.67	5/1/14	5,830,000		5,837,113
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,463,720
					49,049,667
Telecommunication Services—2.6%
AT&T, Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,381,045
Rogers Communications, Gtd. Notes	6.38	3/1/14	4,934,000		5,073,529
Telefonica Emisiones, Gtd. Notes	3.99	2/16/16	6,635,000		6,868,081
Verizon Communications, Sr. Unscd. Notes	8.75	11/1/18	4,244,000		5,428,793
					24,751,448
U.S. Government Agencies—.7%
Federal National Mortgage Association, Notes	0.52	2/22/16	705,000	[c]	702,083
Federal National Mortgage Association, Notes	0.75	12/19/14	1,000,000	[c]	1,006,380
Federal National Mortgage Association, Notes	3.00	9/16/14	4,895,000	c	5,040,993
					6,749,456

24

The Funds 25

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities—.7%
Duke Energy Carolinas, First Mortgage Bonds	1.75	12/15/16	3,010,000	3,066,790
Hydro-Quebec, Gov’t Gtd. Notes	2.00	6/30/16	3,655,000	3,754,796
				6,821,586
Total Bonds and Notes
(cost $943,046,608)				952,964,297

Other Investment—.9%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,922,597)			7,922,597 [f]	7,922,597
Total Investments (cost $950,969,205)			100.4%	960,886,894
Liabilities, Less Cash and Receivables			(.4%)	(3,394,400)
Net Assets			100.0%	957,492,494

BAN—Bond Anticipation Notes
GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $10,378,069 or 1.1% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
[d] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $206,001,317 and the value of the collateral held by the fund was
$212,186,162, consisting of U.S. Government and Agency securities.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government Agencies/Mortgage-Backed	51.9	Foreign/Governmental	1.5
Corporate Bonds	41.0	Money Market Investment	.9
Municipal Bonds	5.1		100.4

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Corporate Bond Fund
	Coupon	Maturity	Principal
Bonds and Notes—98.4%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components—1.3%
Johnson Controls, Sr. Unscd. Notes	3.75	12/1/21	4,150,000		4,128,254
Volkswagen International Finance, Gtd. Notes	1.15	11/20/15	3,000,000	[a]	3,013,461
					7,141,715
Banks—13.7%
American Express Centurion Bank, Sr. Unscd. Notes	0.71	11/13/15	2,375,000	[b]	2,377,033
Bank of America, Sr. Unscd. Notes	3.88	3/22/17	1,000,000		1,055,008
Bank of America, Sub. Notes	5.49	3/15/19	4,450,000		4,814,241
Barclays Bank, Sr. Unscd. Notes	2.75	2/23/15	4,500,000		4,615,798
BBVA US Senior, Bank Gtd. Notes	3.25	5/16/14	5,250,000		5,296,793
Citigroup, Sr. Unscd. Notes	6.13	11/21/17	5,000,000		5,736,680
Goldman Sachs Group, Sub. Notes	5.63	1/15/17	2,000,000		2,179,794
Goldman Sachs Group, Sr. Unscd. Notes	6.15	4/1/18	3,800,000		4,300,388
Morgan Stanley, Sub. Notes	4.88	11/1/22	6,000,000		5,934,588
Rabobank Nederland, Bank Gtd. Notes	3.38	1/19/17	5,000,000		5,269,495
RBS Citizens Financial Group, Sub. Notes	4.15	9/28/22	6,000,000	[a]	5,753,520
Royal Bank of Scotland Group, Sr. Unscd. Notes	2.55	9/18/15	3,200,000		3,263,987
Santander Issuances, Bank Gtd. Notes	5.91	6/20/16	5,750,000	[a]	6,070,672
Santander US Debt, Bank Gtd. Notes	2.99	10/7/13	5,000,000	[a]	5,009,465
Societe Generale, Bank Gtd. Notes	2.75	10/12/17	6,000,000	[c]	6,102,102
Wachovia, Sub. Notes	5.25	8/1/14	1,860,000		1,937,741
Wells Fargo & Co., Sub. Notes	5.13	9/15/16	1,000,000		1,100,920
Westpac Banking, Sub. Notes	4.63	6/1/18	4,750,000		5,083,640
					75,901,865
Capital Goods—4.4%
ABB Finance USA, Gtd. Notes	2.88	5/8/22	2,000,000		1,906,518
CRH America, Gtd. Notes	4.13	1/15/16	250,000		262,592
CRH America, Gtd. Notes	6.00	9/30/16	5,500,000		6,186,455
GATX, Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,037,596
GATX, Sr. Unscd. Notes	8.75	5/15/14	2,255,000		2,369,901
Textron, Sr. Unscd. Notes	4.63	9/21/16	4,500,000		4,849,731
Valmont Industries, Gtd. Notes	6.63	4/20/20	5,000,000		5,610,400
					24,223,193
Casinos—.2%
Seminole Indian Tribe of Florida, Scd. Notes	7.75	10/1/17	1,000,000	[a]	1,066,250
Commercial & Professional Services—1.1%
Republic Services, Gtd. Notes	3.55	6/1/22	3,000,000		2,913,183
Waste Management, Gtd. Notes	4.75	6/30/20	2,750,000		2,954,375
					5,867,558

The Funds 27

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Corporate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Durables & Apparel—1.4%
Mattel, Sr. Unscd. Notes	1.70	3/15/18	2,000,000		1,949,306
NVR, Sr. Unscd. Notes	3.95	9/15/22	6,100,000		5,855,835
					7,805,141
Consumer Services—1.8%
Brinker International, Sr. Unscd. Notes	2.60	5/15/18	1,400,000		1,372,455
George Washington University, Unscd. Notes	1.83	9/15/17	3,000,000		2,915,583
International Game Technology, Sr. Unscd. Notes	7.50	6/15/19	5,100,000		5,814,000
					10,102,038
Diversified Financials—12.0%
American Express, Sr. Unscd. Notes	7.00	3/19/18	3,250,000		3,895,040
Bear Stearns, Sub. Notes	5.55	1/22/17	4,800,000		5,282,962
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/23	3,000,000	[a]	3,124,122
Blackstone Holdings Finance, Gtd. Notes	6.63	8/15/19	2,000,000	[a]	2,347,694
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/23	5,736,000	[a]	5,570,861
Caterpillar Financial Services,
Sr. Unscd. Notes, Ser. G	1.25	11/6/17	3,355,000		3,274,228
Ford Motor Credit, Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,773,625
General Electric Capital, Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	[b]	5,750,000
HSBC Finance, Sub. Notes	6.68	1/15/21	5,500,000		6,218,911
Hyundai Capital America, Unscd. Notes	1.88	8/9/16	3,000,000	[a]	2,999,430
Jefferies Group, Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,233,230
Jefferies Group, Sr. Unscd. Notes	8.50	7/15/19	3,450,000		4,197,387
John Deere Capital, Sr. Unscd. Notes	2.80	9/18/17	4,000,000		4,145,136
MassMutual Global Funding II, Sr. Scd. Notes	2.00	4/5/17	600,000	[a]	596,856
Moody’s, Sr. Unscd. Notes	4.50	9/1/22	5,000,000		4,954,750
NYSE Euronext, Sr. Unscd. Notes	2.00	10/5/17	4,500,000		4,476,767
TD Ameritrade Holding, Gtd. Notes	4.15	12/1/14	1,750,000		1,826,589
					66,667,588
Energy—5.1%
Devon Energy, Sr. Unscd. Notes	1.88	5/15/17	3,250,000		3,208,975
Petrobras International Finance, Gtd. Notes	5.38	1/27/21	5,250,000		5,152,786
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/22	5,500,000		5,441,365
Rowan Companies, Gtd. Notes	5.00	9/1/17	1,050,000		1,134,444
Rowan Companies, Gtd. Notes	7.88	8/1/19	3,000,000		3,605,487
Schlumberger Investment, Gtd. Notes	1.25	8/1/17	3,000,000	[a]	2,916,057
Sunoco Logistics Partners Operations, Gtd. Notes	3.45	1/15/23	5,000,000		4,629,785
Weatherford International, Gtd. Notes	5.13	9/15/20	2,252,000		2,339,524
					28,428,423
Food & Staples Retailing—.7%
Walgreen, Sr. Unscd. Notes	3.10	9/15/22	4,225,000		3,968,559

28

BNY Mellon Corporate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Food, Beverage & Tobacco—4.9%
Anheuser-Busch InBev Finance, Gtd. Notes	1.25	1/17/18	5,000,000		4,863,885
Anheuser-Busch InBev Worldwide, Gtd. Notes	1.38	7/15/17	1,000,000		989,655
Campbell Soup, Sr. Unscd. Notes	0.57	8/1/14	400,000	[b]	400,752
ConAgra Foods, Sr. Unscd. Notes	3.20	1/25/23	4,000,000		3,744,248
Flowers Foods, Sr. Unscd. Notes	4.38	4/1/22	2,850,000		2,751,202
General Mills, Sr. Unscd. Notes	0.56	1/29/16	2,000,000	[b]	1,998,930
Kraft Foods Group, Sr. Unscd. Notes	1.63	6/4/15	3,500,000		3,551,307
Kroger, Sr. Unscd. Notes	3.40	4/15/22	3,500,000		3,391,861
Pernod-Ricard, Sr. Unscd. Notes	4.45	1/15/22	1,000,000	[a]	1,022,804
Pernod-Ricard, Sr. Unscd. Bonds	5.75	4/7/21	4,000,000	[a]	4,455,756
					27,170,400
Foreign/Governmental—1.9%
Petroleos Mexicanos, Gtd. Notes, Ser. WI	2.29	7/18/18	5,000,000		5,087,500
Spanish Government, Sr. Unscd. Notes	4.00	3/6/18	5,500,000	[a]	5,452,700
					10,540,200
Health Care Equipment & Services—2.3%
Dignity Health, Unscd. Notes	3.13	11/1/22	5,000,000		4,564,690
UnitedHealth Group, Sr. Unscd. Notes	1.40	10/15/17	3,000,000		2,928,990
WellPoint, Sr. Unscd. Notes	1.25	9/10/15	5,000,000		5,028,010
					12,521,690
Insurance—3.6%
American International Group, Sr. Unscd. Notes	5.85	1/16/18	4,750,000		5,368,668
Fidelity National Financial, Sr. Unscd. Notes	5.50	9/1/22	5,075,000		5,285,191
MetLife, Sr. Unscd. Notes	1.76	12/15/17	4,685,000	[b]	4,620,647
Prudential Financial, Sr. Unscd. Notes	4.75	9/17/15	4,250,000		4,574,598
					19,849,104
Materials—2.1%
Allegheny Technologies, Sr. Unscd. Notes	5.88	8/15/23	3,000,000		2,913,990
Dow Chemical, Sr. Unscd. Notes	4.13	11/15/21	5,000,000		5,091,880
Eastman Chemical, Sr. Unscd. Notes	3.60	8/15/22	3,000,000		2,909,553
Vale Overseas, Gtd. Notes	4.38	1/11/22	600,000		561,332
					11,476,755
Media—5.5%
British Sky Broadcasting Group, Gtd. Notes	3.13	11/26/22	3,500,000	[a]	3,210,984
Comcast, Gtd. Notes	3.13	7/15/22	4,250,000		4,121,739
Grupo Televisa, Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,709,351
News America, Gtd. Notes	4.50	2/15/21	3,250,000		3,403,953
Thomson Reuters, Sr. Unscd. Notes	0.88	5/23/16	3,000,000		2,981,055
Time Warner Cable, Gtd. Notes	4.13	2/15/21	5,500,000		5,235,285

The Funds 29

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Corporate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media (continued)
Time Warner, Gtd. Notes	4.00	1/15/22	5,000,000		5,016,000
					30,678,367
Municipal Bonds—7.5%
Connecticut, GO	2.55	10/15/22	3,035,000		2,841,337
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	7,500,000		6,935,700
Illinois, GO	4.42	1/1/15	5,000,000		5,179,900
JobsOhio Beverage System,
Statewide Senior Lien Liquor Profits Revenue	1.82	1/1/18	5,000,000		4,887,600
New Jersey Economic Development Authority,
School Facilities Construction Revenue	1.06	3/1/16	4,500,000		4,463,685
New Jersey Transportation Trust Fund
Authority, (Transportation System)	1.76	12/15/18	5,000,000		4,779,200
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/34	2,500,000		2,845,050
Puerto Rico Commonwealth Government
Development Bank, Revenue Bonds	3.67	5/1/14	4,560,000		4,565,563
University of California Regents, General Revenue	1.80	7/1/19	2,905,000		2,796,847
West Contra Costa Unified School District,
GO (Build America Bonds)	8.46	8/1/34	2,250,000		2,625,075
					41,919,957
Pharmaceuticals, Biotech & Life Sciences—2.3%
AbbVie, Sr. Unscd. Notes	1.75	11/6/17	5,000,000		4,933,885
Amgen, Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,519,225
AstraZeneca, Sr. Unscd. Notes	5.90	9/15/17	1,750,000		2,024,318
Teva Pharmaceutical Finance IV, Gtd. Notes	2.25	3/18/20	2,320,000		2,185,129
					12,662,557
Real Estate—7.8%
Boston Properties, Sr. Unscd. Notes	3.70	11/15/18	4,990,000		5,214,211
Camden Property Trust, Sr. Unscd. Notes	5.00	6/15/15	1,170,000		1,246,913
Corporate Office Properties, Gtd. Notes	3.60	5/15/23	4,000,000	[a]	3,667,900
CubeSmart, Gtd. Notes	4.80	7/15/22	5,255,000		5,406,512
Essex Portfolio, Gtd. Notes	3.25	5/1/23	2,000,000		1,818,468
First Industrial, Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,583,472
First Industrial, Sr. Unscd. Notes	6.42	6/1/14	1,720,000		1,775,805
Liberty Property, Sr. Unscd. Notes	5.50	12/15/16	2,000,000		2,205,440
Liberty Property, Sr. Unscd. Notes	6.63	10/1/17	2,500,000		2,854,935
ProLogis, Gtd. Notes	2.75	2/15/19	3,000,000		2,977,083
Realty Income, Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,040,908
UDR, Gtd. Notes, Ser. 1	4.63	1/10/22	2,250,000		2,311,295
WEA Finance, Gtd. Notes	7.13	4/15/18	5,500,000	[a]	6,526,669
Weingarten Realty Investors, Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,762,535
					43,392,146

30

BNY Mellon Corporate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Retailing—.9%
Staples, Sr. Unscd. Notes	4.38	1/12/23	5,500,000	[c]	5,295,466
Semiconductors & Semiconductor Equipment—.5%
Intel, Sr. Unscd. Notes	1.35	12/15/17	3,000,000		2,940,681
Software & Services—6.5%
Adobe Systems, Sr. Unscd. Notes	4.75	2/1/20	5,000,000		5,372,310
Broadridge Financial Solutions, Sr. Unscd. Notes	3.95	9/1/20	3,000,000		3,006,453
CA, Sr. Unscd. Notes	2.88	8/15/18	3,000,000		2,987,979
eBay, Sr. Unscd. Notes	1.35	7/15/17	2,000,000		1,973,750
Fidelity National Information Services, Gtd. Notes	3.50	4/15/23	3,250,000		2,945,381
Fiserv, Gtd. Notes	3.50	10/1/22	5,500,000		5,162,696
IBM, Sr. Unscd. Notes	0.55	2/6/15	2,000,000		2,002,022
Oracle, Sr. Unscd. Notes	5.75	4/15/18	2,000,000		2,318,942
Symantec, Sr. Unscd. Notes	2.75	6/15/17	4,500,000		4,540,608
Symantec, Sr. Unscd. Notes	4.20	9/15/20	1,830,000		1,879,975
Total System Services, Sr. Unscd. Notes	2.38	6/1/18	4,000,000		3,874,280
					36,064,396
Technology Hardware & Equipment—3.3%
Arrow Electronics, Sr. Unscd. Notes	3.00	3/1/18	6,500,000		6,491,179
Avnet, Sr. Unscd. Notes	4.88	12/1/22	5,500,000		5,447,563
Jabil Circuit, Sr. Unscd. Notes	5.63	12/15/20	4,000,000		4,160,000
NetApp, Sr. Unscd. Notes	2.00	12/15/17	1,000,000		975,742
Seagate, Gtd. Notes	7.00	11/1/21	1,000,000		1,087,500
Xerox, Sr. Unscd. Notes	1.67	9/13/13	250,000	[b]	250,090
					18,412,074
Telecommunication Services—5.2%
America Movil, Gtd. Notes	5.63	11/15/17	4,500,000		5,134,549
AT&T, Sr. Unscd. Notes	1.70	6/1/17	1,750,000		1,740,385
AT&T, Sr. Unscd. Notes	4.45	5/15/21	2,000,000		2,120,990
British Telecommunications, Sr. Unscd. Notes	2.00	6/22/15	3,000,000		3,052,107
CenturyLink, Sr. Unscd. Notes, Ser. T	5.80	3/15/22	2,000,000		1,900,000
Telefonica Emisiones, Gtd. Notes	5.13	4/27/20	6,000,000		6,076,776
Verizon Communications, Sr. Unscd. Notes	6.35	4/1/19	4,000,000		4,671,060
Vivendi, Sr. Unscd. Notes	3.45	1/12/18	4,000,000	[a]	4,033,448
					28,729,315
Transportation—.4%
ERAC USA Finance, Gtd. Notes	1.40	4/15/16	2,000,000	[a]	1,985,666
Utilities—2.0%
CMS Energy, Sr. Unscd. Notes	4.25	9/30/15	1,400,000		1,478,196
CMS Energy, Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,615,746
Dominion Resources, Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,102,857
Duke Energy, Sr. Unscd. Notes	1.63	8/15/17	2,000,000		1,978,998

The Funds 31

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Corporate Bond Fund (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Georgia Power, Sr. Unscd. Notes	0.75	8/10/15	2,500,000		2,499,595
Northeast Utilities, Sr. Unscd. Notes	1.02	9/20/13	300,000	[b]	300,092
PSEG Power, Gtd. Notes	2.75	9/15/16	1,000,000		1,036,516
					11,012,000
Total Bonds and Notes
(cost $555,975,749)					545,823,104

Other Investment—.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,067,808)			3,067,808	[d]	3,067,808

Investment of Cash Collateral for
Securities Loaned—1.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,674,810)			10,674,810	[d]	10,674,810

Total Investments (cost $569,718,367)			100.9%		559,565,722
Liabilities, Less Cash and Receivables			(0.9%)		(4,837,953)
Net Assets			100.0%		554,727,769

GO—General Obligation
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $68,824,315 or 12.4% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $10,356,768 and the value of the collateral held by the fund was $10,674,810.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	89.0	Foreign/Governmental	1.9
Municipal Bonds	7.5
Money Market Investments	2.5		100.9

† Based on net assets.
See notes to financial statements.

32

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes—97.0%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.—1.5%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1, Cl. A3	5.39	7/15/44	1,194,941	[a]	1,207,309
JP Morgan Chase Commercial Mortgage
Securities Trust, Ser. 2005-LDP1, Cl. A2	4.63	3/15/46	288,804		290,412
JP Morgan Chase Commericial Mortgage
Securities Trust, Ser. 2013-FL3, Cl. A2	0.88	4/15/28	2,000,000	[a,b]	1,997,646
Morgan Stanley Capital I Trust, Ser. 2006-HQ8, Cl. AAB	5.60	3/12/44	818,838	[a]	819,103
					4,314,470
Municipal Bonds—5.6%
California, GO (Various Purpose)	1.05	2/1/16	1,000,000		1,003,050
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	1.30	7/1/16	2,745,000		2,718,730
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Tier Toll
Revenue (Toll Equity Loan Agreement Supported)	1.00	2/15/14	500,000		500,180
Illinois, GO	4.42	1/1/15	1,700,000		1,761,166
Nassau County Interim Finance Authority,
Sales Tax Secured Revenue	0.86	11/15/15	2,500,000		2,493,250
New York City, GO	5.13	12/1/15	1,100,000		1,197,966
Regional Transportation Authority of Illinois,
GO Working Cash Notes	1.06	6/1/14	3,000,000		3,004,740
University of California Regents, General Revenue	0.77	7/1/14	3,000,000	[a]	3,000,930
					15,680,012
U.S. Government Agencies—10.9%
Federal Farm Credit Bank, Bonds	0.50	6/23/15	3,500,000		3,507,312
Federal Home Loan Mortgage Corp., Notes	0.50	9/14/15	3,250,000	[c]	3,248,242
Federal Home Loan Mortgage Corp., Notes	0.63	8/21/15	2,750,000	[c]	2,755,893
Federal Home Loan Mortgage Corp., Notes	0.75	10/5/16	3,000,000	[c]	2,985,438
Federal National Mortgage Association, Notes, Ser. 0002	0.70	1/30/18	2,500,000	[a,c]	2,441,160
Federal National Mortgage Association, Notes	0.48	1/29/16	6,600,000	[c]	6,574,003
Federal National Mortgage Association, Notes	0.50	11/22/17	2,500,000	[c]	2,454,898
Federal National Mortgage Association, Notes	0.52	2/22/16	4,700,000	[c]	4,680,552
Federal National Mortgage Association, Notes	0.65	2/27/17	2,000,000	[c]	1,963,644
					30,611,142
U.S. Government Agencies/Mortgage-Backed—33.7%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3565, Cl. XA, 4.00%, 8/15/22			857,286	[c]	875,980
REMIC, Ser. 3689, Cl. AB, 2.00%, 12/15/27			291,937	[c]	294,130
REMIC, Ser. 4079, Cl. WA, 2.00%, 8/15/40			4,465,064	[c]	4,385,248
REMIC, Ser. 2627, Cl. KW, 3.14%, 11/15/17			147,764	[c]	148,207
REMIC, Ser. 2675, Cl. CK, 4.00%, 9/15/18			240,767	[c]	254,575
REMIC, Ser. 3653, Cl. DL, 4.00%, 7/15/22			457,638	[c]	463,761
REMIC, Ser. 3986, Cl. P, 4.00%, 3/15/39			1,531,865	[c]	1,567,116

The Funds 33

STATEMENT OF INVESTMENTS (continued)

34

GO—General Obligation
REMIC—Real Estate Mortagage Investment Conduit
a Variable rate security—interest rate subject to periodic change.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, this security was valued at $1,997,646 or .7% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
[d] Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was $53,591,745 and the value of the collateral held by the fund was
$55,488,545, consisting of U.S. Government & Agency securities.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies/Mortgage-Backed	89.9	Money Market Investment	.6
Municipal Bonds	5.6
Commercial Mortgage-Backed	1.5		97.6

† Based on net assets.
See notes to financial statements.

The Funds 35

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2013

				BNY Mellon
		BNY Mellon	BNY Mellon	Short-Term
	BNY Mellon	Intermediate	Corporate	U.S. Government
	Bond Fund	Bond Fund	Bond Fund	Securities Fund
Assets ($):
Investments in securities—
See Statement of Investments†
(including securities on loan)††—Note 2(b):
Unaffiliated issuers	1,145,957,225	952,964,297	545,823,104	271,788,370
Affiliated issuers	7,366,145	7,922,597	13,742,618	1,587,311
Cash	—	—	—	4,710,051
Dividends, interest and securities lending income receivable	7,003,350	6,497,917	5,762,540	537,285
Receivable for shares of Beneficial Interest subscribed	299,117	311,338	1,168,135	870,891
Receivable for investment securities sold	—	3,017,965	—	3,742,666
Prepaid expenses	19,704	21,417	9,682	16,587
	1,160,645,541	970,735,531	566,506,079	283,253,161
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(b)	440,505	365,967	210,499	97,276
Due to Administrator—Note 4(a)	123,309	101,309	58,444	28,755
Cash overdraft due to Custodian	2,170,621	1,189,737	552,881	—
Payable for shares of Beneficial Interest redeemed	1,418,826	1,206,427	200,926	175,190
Payable for investment securities purchased	—	10,285,795	—	2,826,608
Liability for securities on loan—Note 2(b)	—	—	10,674,810	—
Accrued expenses	72,807	93,802	80,750	39,752
	4,226,068	13,243,037	11,778,310	3,167,581
Net Assets ($)	1,156,419,473	957,492,494	554,727,769	280,085,580
Composition of Net Assets ($):
Paid-in capital	1,134,090,721	949,061,385	567,955,857	295,098,795
Accumulated investment income—net	654,694	132,194	477,272	61,578
Accumulated net realized gain (loss) on investments	6,589,041	(1,618,774)	(3,552,715)	(14,229,372)
Accumulated net unrealized appreciation
(depreciation) on investments	15,085,017	9,917,689	(10,152,645)	(845,421)
Net Assets ($)	1,156,419,473	957,492,494	554,727,769	280,085,580
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,148,032,143	949,095,419	554,152,382	279,191,614
Shares Outstanding	89,082,656	74,564,296	44,360,301	23,201,297
Net Asset Value Per Share ($)	12.89	12.73	12.49	12.03
Investor Shares
Net Assets ($)	8,387,330	8,397,075	575,387	893,966
Shares Outstanding	652,149	659,498	46,059	74,411
Net Asset Value Per Share ($)	12.86	12.73	12.49	12.01
† Investments at cost ($):
Unaffiliated issuers	1,130,872,208	943,046,608	555,975,749	272,633,791
Affiliated issuers	7,366,145	7,922,597	13,742,618	1,587,311
††Value of securities on loan ($)	178,891,253	206,001,317	10,356,768	53,591,745

See notes to financial statements.

36

STATEMENTS OF OPERATIONS

Year Ended August 31, 2013

				BNY Mellon
		BNY Mellon	BNY Mellon	Short-Term
	BNY Mellon	Intermediate	Corporate	U.S. Government
	Bond Fund	Bond Fund	Bond Fund	Securities Fund
Investment Income ($):
Income:
Interest	37,218,005	22,382,157	13,817,088	1,071,823
Income from securities lending—Note 2(b)	124,168	158,892	59,297	51,604
Cash dividends;
Affiliated issuers	29,758	9,944	8,166	4,983
Total Income	37,371,931	22,550,993	13,884,551	1,128,410
Expenses:
Investment advisory fee—Note 4(a)	5,071,438	3,869,382	1,920,684	987,830
Administration fee—Note 4(a)	1,567,360	1,196,208	593,581	348,915
Trustees’ fees and expenses—Note 4(c)	97,714	61,885	33,792	13,586
Custodian fees—Note 4(b)	82,151	69,783	36,689	23,485
Professional fees	73,762	122,456	57,335	40,552
Registration fees	30,633	36,226	94,050	29,964
Shareholder servicing costs—Note 4(b)	25,271	16,906	869	2,324
Loan commitment fees—Note 3	13,774	8,675	2,604	3,150
Prospectus and shareholders’ reports	5,802	6,674	7,488	7,504
Miscellaneous	52,730	51,367	46,960	36,942
Total Expenses	7,020,635	5,439,562	2,794,052	1,494,252
Less—reduction in fees
due to earnings credits—Note 4(b)	(22)	(15)	(2)	(4)
Net Expenses	7,020,613	5,439,547	2,794,050	1,494,248
Investment Income (Loss)—Net	30,351,318	17,111,446	11,090,501	(365,838)
Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	15,818,003	11,874,965	1,662,231	378,855
Net unrealized appreciation (depreciation) on investments	(75,665,848)	(45,403,973)	(17,491,893)	(1,336,409)
Net Realized and Unrealized Gain (Loss) on Investments	(59,847,845)	(33,529,008)	(15,829,662)	(957,554)
Net (Decrease) in Net Assets Resulting from Operations	(29,496,527)	(16,417,562)	(4,739,161)	(1,323,392)

See notes to financial statements.

The Funds 37

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	30,351,318	37,583,808	17,111,446	21,837,339
Net realized gain (loss) on investments	15,818,003	20,816,573	11,874,965	9,517,595
Net unrealized appreciation (depreciation) on investments	(75,665,848)	21,012,734	(45,403,973)	8,478,802
Net Increase (Decrease) in Net Assets
Resulting from Operations	(29,496,527)	79,413,115	(16,417,562)	39,833,736
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(36,591,932)	(43,014,121)	(21,686,175)	(27,226,012)
Investor Shares	(263,362)	(288,668)	(135,126)	(114,080)
Net realized gain on investments:
Class M Shares	(10,432,257)	(2,808,023)	(1,640,163)	(60,140)
Investor Shares	(81,840)	(18,581)	(8,152)	(260)
Total Dividends	(47,369,391)	(46,129,393)	(23,469,616)	(27,400,492)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	177,159,834	206,008,402	205,882,674	176,135,350
Investor Shares	9,156,676	11,350,777	8,031,994	7,416,300
Net assets received in connection
with reorganization—Note 1	—	—	41,803,155	—
Dividends reinvested:
Class M Shares	11,754,220	7,167,581	4,613,966	4,791,137
Investor Shares	316,118	243,191	130,516	106,927
Cost of shares redeemed:
Class M Shares	(291,087,372)	(273,348,411)	(218,287,829)	(215,758,016)
Investor Shares	(9,725,407)	(13,669,368)	(7,584,448)	(6,832,189)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(102,425,931)	(62,247,828)	34,590,028	(34,140,491)
Total Increase (Decrease) in Net Assets	(179,291,849)	(28,964,106)	(5,297,150)	(21,707,247)
Net Assets ($):
Beginning of Period	1,335,711,322	1,364,675,428	962,789,644	984,496,891
End of Period	1,156,419,473	1,335,711,322	957,492,494	962,789,644
Undistributed investment income—net	654,694	1,019,133	132,194	184,015
Capital Share Transactions (Shares):
Class M Shares
Shares sold	13,126,571	15,291,765	15,694,611	13,417,074
Shares received in connection
with reorganization—Note 1	—	—	2,936,786	—
Shares issued for dividends reinvested	871,263	534,095	352,062	365,506
Shares redeemed	(21,635,993)	(20,296,590)	(16,647,387)	(16,437,359)
Net Increase (Decrease) in Shares Outstanding	(7,638,159)	(4,470,730)	2,336,072	(2,654,779)
Investor Shares
Shares sold	679,405	845,985	616,052	564,496
Shares received in connection
with reorganization—Note 1	—	—	238,458	—
Shares issued for dividends reinvested	23,525	18,109	9,989	8,081
Shares redeemed	(725,716)	(1,019,276)	(582,853)	(520,154)
Net Increase (Decrease) in Shares Outstanding	(22,786)	(155,182)	281,646	52,423

See notes to financial statements.

38

	BNY Mellon		BNY Mellon Short-Term
	Corporate Bond Fund		U.S. Government Securities Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012 [a]	2013	2012
Operations ($):
Investment income (loss)—net	11,090,501	1,714,638	(365,838)	(9,542)
Net realized gain (loss) on investments	1,662,231	640,915	378,855	1,164,338
Net unrealized appreciation (depreciation) on investments	(17,491,893)	7,339,248	(1,336,409)	(1,044,804)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,739,161)	9,694,801	(1,323,392)	109,992
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(14,502,105)	(2,227,253)	(3,007,148)	(2,267,874)
Investor Shares	(9,627)	(169)	(7,068)	(8,604)
Net realized gain on investments:
Class M Shares	(1,451,053)	—	—	—
Investor Shares	(504)	—	—	—
Total Dividends	(15,963,289)	(2,227,422)	(3,014,216)	(2,276,478)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	349,530,512	321,812,668	142,068,306	135,465,998
Investor Shares	1,150,432	40,000	1,686,738	2,846,663
Dividends reinvested:
Class M Shares	3,805,589	392,006	622,803	449,790
Investor Shares	9,126	70	6,982	8,308
Cost of shares redeemed:
Class M Shares	(90,737,308)	(17,440,215)	(161,931,227)	(180,982,763)
Investor Shares	(600,040)	—	(1,929,155)	(2,869,079)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	263,158,311	304,804,529	(19,475,553)	(45,081,083)
Total Increase (Decrease) in Net Assets	242,455,861	312,271,908	(23,813,161)	(47,247,569)
Net Assets ($):
Beginning of Period	312,271,908	—	303,898,741	351,146,310
End of Period	554,727,769	312,271,908	280,085,580	303,898,741
Undistributed investment income—net	477,272	91,992	61,578	81,455
Capital Share Transactions (Shares):
Class M Shares
Shares sold	26,939,469	25,542,828	11,707,053	11,065,111
Shares issued for dividends reinvested	295,195	30,735	51,361	36,763
Shares redeemed	(7,056,632)	(1,391,294)	(13,330,341)	(14,785,231)
Net Increase (Decrease) in Shares Outstanding	20,178,032	24,182,269	(1,571,927)	(3,683,357)
Investor Shares
Shares sold	89,203	3,129	139,586	232,479
Shares issued for dividends reinvested	711	6	576	665
Shares redeemed	(46,990)	—	(159,351)	(234,861)
Net Increase (Decrease) in Shares Outstanding	42,924	3,135	(19,189)	(1,717)

a From March 2, 2012 (commencement of operations) to August 31, 2012.
See notes to financial statements.

The Funds 39

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon fixed income fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from each fund’s financial statements.

			Class M Shares
			Year Ended August 31,
BNY Mellon Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.71	13.38	13.36	12.90	12.38
Investment Operations:
Investment income—net[a]	.32	.38	.39	.43	.52
Net realized and unrealized
gain (loss) on investments	(.64)	.42	.14	.56	.56
Total from Investment Operations	(.32)	.80	.53	.99	1.08
Distributions:
Dividends from investment income—net	(.39)	(.44)	(.49)	(.53)	(.56)
Dividends from net realized gain on investments	(.11)	(.03)	(.02)	—	—
Total Distributions	(.50)	(.47)	(.51)	(.53)	(.56)
Net asset value, end of period	12.89	13.71	13.38	13.36	12.90
Total Return (%)	(2.41)	6.05	4.06	7.84	8.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.55	.55	.55	.56
Ratio of net expenses to average net assets	.55	.55	.55	.55	.56
Ratio of net investment income
to average net assets	2.40	2.80	2.98	3.29	4.15
Portfolio Turnover Rate	66.14 [b]	76.43	86.75 [b]	99.66	62.19
Net Assets, end of period ($ x 1,000)	1,148,032	1,326,472	1,353,593	1,455,913	1,340,824

a Based on average shares outstanding at each month end.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2013 and 2011 were 65.03% and 79.13%, respectively.
See notes to financial statements.

40

			Investor Shares
			Year Ended August 31,
BNY Mellon Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.69	13.35	13.34	12.88	12.36
Investment Operations:
Investment income—net[a]	.29	.34	.35	.39	.50
Net realized and unrealized
gain (loss) on investments	(.65)	.43	.13	.57	.54
Total from Investment Operations	(.36)	.77	.48	.96	1.04
Distributions:
Dividends from investment income—net	(.36)	(.40)	(.45)	(.50)	(.52)
Dividends from net realized gain on investments	(.11)	(.03)	(.02)	—	—
Total Distributions	(.47)	(.43)	(.47)	(.50)	(.52)
Net asset value, end of period	12.86	13.69	13.35	13.34	12.88
Total Return (%)	(2.74)	5.87	3.72	7.60	8.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.80	.80	.81	.81
Ratio of net expenses to average net assets	.80	.80	.80	.81	.81
Ratio of net investment income
to average net assets	2.16	2.55	2.73	3.03	3.88
Portfolio Turnover Rate	66.14 [b]	76.43	86.75 [b]	99.66	62.19
Net Assets, end of period ($ x 1,000)	8,387	9,240	11,083	12,971	6,696

a Based on average shares outstanding at each month end.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2013 and 2011 were 65.03% and 79.13%, respectively.
See notes to financial statements.

The Funds 41

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Intermediate Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.26	13.09	13.15	12.81	12.37
Investment Operations:
Investment income—net[a]	.23	.29	.32	.35	.46
Net realized and unrealized
gain (loss) on investments	(.44)	.25	.04	.47	.50
Total from Investment Operations	(.21)	.54	.36	.82	.96
Distributions:
Dividends from investment income—net	(.30)	(.37)	(.42)	(.48)	(.52)
Dividends from net realized gain on investments	(.02)	(.00)[b]	—	—	—
Total Distributions	(.32)	(.37)	(.42)	(.48)	(.52)
Net asset value, end of period	12.73	13.26	13.09	13.15	12.81
Total Return (%)	(1.64)	4.18	2.84	6.52	8.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.55	.55	.55	.56
Ratio of net expenses to average net assets	.56	.55	.55	.55	.56
Ratio of net investment income
to average net assets	1.77	2.23	2.42	2.72	3.75
Portfolio Turnover Rate	44.76	39.00	45.15	44.58	53.05
Net Assets, end of period ($ x 1,000)	949,095	957,778	980,237	988,555	856,808

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

42

			Investor Shares
			Year Ended August 31,
BNY Mellon Intermediate Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.26	13.09	13.15	12.81	12.36
Investment Operations:
Investment income—net[a]	.20	.26	.29	.31	.43
Net realized and unrealized
gain (loss) on investments	(.45)	.24	.04	.48	.51
Total from Investment Operations	(.25)	.50	.33	.79	.94
Distributions:
Dividends from investment income—net	(.26)	(.33)	(.39)	(.45)	(.49)
Dividends from net realized gain on investments	(.02)	(.00)[b]	—	—	—
Total Distributions	(.28)	(.33)	(.39)	(.45)	(.49)
Net asset value, end of period	12.73	13.26	13.09	13.15	12.81
Total Return (%)	(1.91)	3.91	2.57	6.26	7.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.81	.80	.81	.81
Ratio of net expenses to average net assets	.82	.81	.80	.81	.81
Ratio of net investment income
to average net assets	1.51	1.98	2.18	2.44	3.48
Portfolio Turnover Rate	44.76	39.00	45.15	44.58	53.05
Net Assets, end of period ($ x 1,000)	8,397	5,012	4,260	4,768	2,740

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

The Funds 43

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended	Period Ended
BNY Mellon Corporate Bond Fund	August 31, 2013	August 31, 2012[a]
Per Share Data ($):
Net asset value, beginning of period	12.91	12.50
Investment Operations:
Investment income—net[b]	.30	.12
Net realized and unrealized
gain (loss) on investments	(.29)	.43
Total from Investment Operations	.01	.55
Distributions:
Dividends from investment income—net	(.39)	(.14)
Dividends from net realized gain on investments	(.04)	—
Total Distributions	(.43)	(.14)
Net asset value, end of period	12.49	12.91
Total Return (%)	.02	4.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.70	[d]
Ratio of net expenses to average net assets	.58	.60	[d]
Ratio of net investment income
to average net assets	2.31	2.25	[d]
Portfolio Turnover Rate	36.99	34.08	[c]
Net Assets, end of period ($ x 1,000)	554,152	312,231

a	From March 2, 2012 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

44

	Investor Shares
	Year Ended	Period Ended
BNY Mellon Corporate Bond Fund	August 31, 2013	August 31, 2012[a]
Per Share Data ($):
Net asset value, beginning of period	12.91	12.50
Investment Operations:
Investment income—net[b]	.26	.07
Net realized and unrealized
gain (loss) on investments	(.29)	.46
Total from Investment Operations	(.03)	.53
Distributions:
Dividends from investment income—net	(.35)	(.12)
Dividends from net realized gain on investments	(.04)	—
Total Distributions	(.39)	(.12)
Net asset value, end of period	12.49	12.91
Total Return (%)	(.24)	4.29	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	1.12	[d]
Ratio of net expenses to average net assets	.85	.85	[d]
Ratio of net investment income
to average net assets	2.05	1.67	[d]
Portfolio Turnover Rate	36.99	34.08	[c]
Net Assets, end of period ($ x 1,000)	575	40

a	From March 2, 2012 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Funds 45

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Short-Term U.S. Government Securities Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.22	12.30	12.40	12.39	12.19
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.00)[b]	.07	.13	.29
Net realized and unrealized
gain (loss) on investments	(.04)	.01	.02	.11	.30
Total from Investment Operations	(.06)	.01	.09	.24	.59
Distributions:
Dividends from investment income—net	(.13)	(.09)	(.19)	(.23)	(.39)
Net asset value, end of period	12.03	12.22	12.30	12.40	12.39
Total Return (%)	(.49)	.07	.71	1.96	4.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.52	.52	.53	.56
Ratio of net expenses to average net assets	.53	.52	.52	.53	.56
Ratio of net investment income
(loss) to average net assets	(.13)	(.00)[c]	.56	1.07	2.32
Portfolio Turnover Rate	125.01	152.13	143.65	59.58	117.43
Net Assets, end of period ($ x 1,000)	279,192	302,756	349,975	304,707	177,005

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Amount represents less than .01%.
See notes to financial statements.

46

			Investor Shares
		Year Ended August 31,
BNY Mellon Short-Term U.S. Government Securities Fund	2013	2012	2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.21	12.29	12.40		12.39	12.20
Investment Operations:
Investment income (loss)—net[a]	(.05)	(.04)	.04		.11	.23
Net realized and unrealized
gain (loss) on investments	(.05)	.02	.00	[b]	.10	.32
Total from Investment Operations	(.10)	(.02)	.04		.21	.55
Distributions:
Dividends from investment income—net	(.10)	(.06)	(.15)		(.20)	(.36)
Net asset value, end of period	12.01	12.21	12.29		12.40	12.39
Total Return (%)	(.84)	(.15)	.34		1.73	4.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.78	.78		.78	.82
Ratio of net expenses to average net assets	.78	.78	.78		.78	.82
Ratio of net investment income
(loss) to average net assets	(.40)	(.29)	.34		.84	1.93
Portfolio Turnover Rate	125.01	152.13	143.65		59.58	117.43
Net Assets, end of period ($ x 1,000)	894	1,142	1,171		987	837

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

The Funds 47

NOTES TO FINANCIAL STATEMENTS

48

The Funds 49

NOTES TO FINANCIAL STATEMENTS (continued)

50

Table 1—Fair Value Measurements

		Investments in Securities

	Level 1—Unadjusted		Level 2—Other Significant		Level 3—Significant
	Quoted Prices		Observable Inputs		Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total ($)
BNY Mellon Bond Fund
Asset-Backed	—	—	11,879,655	—	—	—	11,879,655
Commercial
Mortgage-Backed	—	—	20,288,063	—	—	—	20,288,063
Corporate Bonds†	—	—	385,142,667	—	—	—	385,142,667
Foreign Government	—	—	15,283,128	—	—	—	15,283,128
Municipal Bonds	—	—	67,478,519	—	—	—	67,478,519
Mutual Funds	7,366,145	—	—	—	—	—	7,366,145
U.S. Government
Agencies/
Mortgage-Backed	—	—	338,180,476	—	—	—	338,180,476
U.S. Treasury	—	—	307,704,717	—	—	—	307,704,717
BNY Mellon
Intermediate Bond Fund
Corporate Bonds†	—	—	392,561,931	—	—	—	392,561,931
Foreign Government	—	—	14,287,144	—	—	—	14,287,144
Municipal Bonds	—	—	49,049,667	—	—	—	49,049,667
Mutual Funds	7,922,597	—	—	—	—	—	7,922,597
U.S. Government
Agencies/
Mortgage-Backed	—	—	8,078,556	—	—	—	8,078,556
U.S. Treasury	—	—	488,986,999	—	—	—	488,986,999
BNY Mellon
Corporate Bond Fund
Corporate Bonds†	—	—	493,362,947	—	—	—	493,362,947
Municipal Bonds	—	—	41,919,957	—	—	—	41,919,957
Foreign Government	—	—	10,540,200	—	—	—	10,540,200
Mutual Funds	13,742,618	—	—	—	—	—	13,742,618
BNY Mellon Short-Term
U.S. Government
Securities Fund
Commercial
Mortgage-Backed	—	—	4,314,470	—	—	—	4,314,470
Municipal Bonds	—	—	15,680,012	—	—	—	15,680,012
Mutual Funds	1,587,311	—	—	—	—	—	1,587,311
U.S. Government
Agencies/
Mortgage-Backed	—	—	124,933,449	—	—	—	124,933,449
U.S. Treasury	—	—	126,860,439	—	—	—	126,860,439

†	See Statements of Investments for additional detailed categorizations.

The Funds 51

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3—Affiliated Investment Companies

	Value			Value	Net
	8/31/2012 ($)	Purchases ($)	Sales ($)	8/31/2013 ($)	Assets (%)
BNY Mellon Bond Fund
Dreyfus Institutional Preferred
Plus Money Market Fund	19,144,189	435,167,338	446,945,382	7,366,145.6
Dreyfus Institutional Cash Advantage Fund	10,261,300	39,646,158	49,907,458	—	—
Total	29,405,489	474,813,496	496,852,840	7,366,145.6
BNY Mellon Intermediate Bond Fund
Dreyfus Institutional Preferred
Plus Money Market Fund	6,814,149	187,251,389	186,142,941	7,922,597.9
Dreyfus Institutional Cash Advantage Fund	6,403,950	36,002,906	42,406,856	—	—
Total	13,218,099	223,254,295	228,549,797	7,922,597.9
BNY Mellon Corporate Bond Fund
Dreyfus Institutional Preferred
Plus Money Market Fund	10,709,490	195,025,236	202,666,918	3,067,808.6
Dreyfus Institutional Cash Advantage Fund	4,547,500	113,581,573	107,454,263	10,674,810	1.9
Total	15,256,990	308,606,809	310,121,181	13,742,618	2.5
BNY Mellon Short-Term
U.S. Government Securities Fund
Dreyfus Institutional Preferred
Plus Money Market Fund	2,433,767	203,817,641	204,664,097	1,587,311.6
Dreyfus Institutional Cash Advantage Fund	—	10,891,189	10,891,189	—	—
Total	2,433,767	214,708,830	215,555,286	1,587,311.6

52

Table 4—Components of Accumulated Earnings

	Undistributed	Accumulated	Undistributed	Unrealized	Capital (Losses)
	Ordinary	Capital	Capital	Appreciation	Realized After
	Income ($)	(Losses) ($)	Gains ($)	(Depreciation) ($)	October 31, 2012 ($)†
BNY Mellon Bond Fund	654,694	—	9,303,290	12,370,768	—
BNY Mellon Intermediate Bond Fund	132,194	—	6,409,757	2,870,693	(981,535)
BNY Mellon Corporate Bond Fund	613,864	—	—	(13,841,953)	—
BNY Mellon Short-Term
U.S. Government Securities Fund	61,578	(13,798,166)	—	(1,276,627)	—

†	These losses were deferred for tax purposes to the first day of the following fiscal year.

Table 5—Capital Loss Carryover

					Post-Enactment	Post-Enactment
		Expiring in fiscal year			Short-Term	Long-Term
	2014 ($)†	2015 ($)†	2018 ($)†	2019 ($)†	Losses ($)††	Losses ($)†††	Total ($)
BNY Mellon Short-Term
U.S. Government Securities Fund	2,822,720	4,701,996	28,529	64,834	4,273,825	1,906,262	13,798,166

†	If not applied, the carryover expires in the above year.
††	Post-enactment short-term losses that can be carried forward for an unlimited period.
††† Post-enactment long-term losses that can be carried forward for an unlimited period.

The Funds 53

NOTES TO FINANCIAL STATEMENTS (continued)

Table 6—Tax Character of Distributions Paid

	Ordinary Income ($)		Long-Term Capital Gains ($)
	2013	2012	2013	2012
BNY Mellon Bond Fund	36,855,294	43,302,789	10,514,097	2,826,604
BNY Mellon Intermediate Bond Fund	22,268,904	27,343,037	1,200,712	57,455
BNY Mellon Corporate Bond Fund	15,963,289	2,227,422	—	—
BNY Mellon Short-Term
U.S. Government Securities Fund	3,014,216	2,276,478	—	—

Table 7—Return of Capital Statement of Position

	Accumulated
	Undistributed	Accumulated
	Investment	Net Realized
	Income—Net ($)	Gain (Loss) ($)
BNY Mellon Bond Fund	6,139,537	(6,139,537)
BNY Mellon Intermediate Bond Fund	4,658,034	(4,658,034)
BNY Mellon Corporate Bond Fund	3,806,511	(3,806,511)
BNY Mellon Short-Term U.S. Government Securities Fund	3,360,177	(3,360,177)

54

The Funds 55

NOTES TO FINANCIAL STATEMENTS (continued)

Table 10—Cash Management Agreement Fees

			The Bank of New York	The Bank of
	Dreyfus Transfer, Inc.	Dreyfus Transfer, Inc.	Mellon Cash	New York Mellon
	Cash Management Fees ($)	Earnings Credits ($)	Management Fees ($)	Earnings Credits ($)
BNY Mellon Bond Fund	177	(21)	94	(1)
BNY Mellon Intermediate Bond Fund	123	(15)	56	—
BNY Mellon Corporate Bond Fund	15	(2)	7	—
BNY Mellon Short-Term
U.S. Government Securities Fund	28	(4)	15	—

Table 11—Due to The Dreyfus Corporation and Affiliates

	Investment		Shareholder	Chief
	Advisory	Custodian	Services	Compliance
	Fees ($)	Fees ($)	Plan Fees ($)	Officer Fees ($)
BNY Mellon Bond Fund	397,446	35,000	1,887	6,172
BNY Mellon Intermediate Bond Fund	326,890	30,900	2,005	6,172
BNY Mellon Corporate Bond Fund	188,374	15,852	101	6,172
BNY Mellon Short-Term
U.S. Government Securities Fund	81,097	9,795	212	6,172

56

Table 12—Purchases and Sales

	Purchases ($)	Sales ($)
BNY Mellon Intermediate Bond Fund	427,909,750	428,192,398
BNY Mellon Corporate Bond Fund	438,718,923	171,867,675
BNY Mellon Short-Term U.S. Government Securities Fund	350,182,995	374,533,138
BNY Mellon Bond Fund:
Transactions without mortgage dollar rolls	809,431,863	908,965,629
Mortgage dollar rolls transactions	13,799,282	13,826,785
Total	823,231,145	922,792,414

Table 13—Accumulated Net Unrealized Appreciation (Depreciation)

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	Depreciation ($)	Net ($)
BNY Mellon Bond Fund	1,140,952,602	35,439,383	(23,068,615)	12,370,768
BNY Mellon Intermediate Bond Fund	958,016,201	21,259,894	(18,389,201)	2,870,693
BNY Mellon Corporate Bond Fund	573,407,675	3,206,292	(17,048,245)	(13,841,953)
BNY Mellon Short-Term U.S. Government Securities Fund	274,652,308	271,142	(1,547,769)	(1,276,627)

The Funds 57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
BNY Mellon Funds Trust

We have audited the accompanying statements of assets and liabilities of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund, and BNY Mellon Short-Term U.S. Government Securities Fund, (collectively the "Funds"), each a series of BNY Mellon Funds Trust, including the statements of investments as of August 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds, as of August 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

New York, New York
October 28, 2013

58

IMPORTANT TAX INFORMATION (Unaudited)

The Funds 59

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

60

The Funds 61

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

62

The Funds 63

BOARD MEMBERS INFORMATION (Unaudited)

64

The Funds 65

OFFICERS OF THE TRUST (Unaudited)

DAVID K. MOSSMAN, President since October 2011.

As Director of Investment Administration for BNY Mellon Wealth Management's Investments Group (the "Investments Group") since January 2006, Mr. Mossman's responsibilities include oversight of securities trading and portfolio management systems administration and mutual fund product management. Mr. Mossman also serves as chief administrative officer of the Investments Group. He is 59 years old and has served in various capacities with BNY Mellon since 1982, including positions in the management of investment, mutual fund and brokerage businesses that encompassed financial, systems, product management, internal distribution and marketing responsibilities, and has been an employee of Dreyfus since September 2000.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

66

The Funds 67

For More Information

BNY Mellon Funds Trust
c o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Administrator

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:

BNY Mellon Bond Fund	Class M: MPBFX	Investor: MIBDX
BNY Mellon Intermediate Bond Fund	Class M: MPIBX	Investor: MIIDX
BNY Mellon Corporate Bond Fund	Class M: BYMMX	Investor: BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund	Class M: MPSUX	Investor: MISTX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-888-281-7350. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

MFTAR0813-TB

BNY Mellon National Intermediate Municipal Bond Fund

BNY Mellon National Short-Term Municipal Bond Fund

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

BNY Mellon Municipal Opportunities Fund

ANNUAL REPORT August 31, 2013

Contents

The Funds

Letter from the President	2
Discussion of Funds' Performance	
BNY Mellon National Intermediate Municipal Bond Fund	3
BNY Mellon National Short-Term Municipal Bond Fund	7
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	11
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	15
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	19
BNY Mellon Municipal Opportunities Fund	23
Understanding Your Fund's Expenses	26
Comparing Your Fund's Expenses With Those of Other Funds	27
Statements of Investments	28
Statements of Financial Futures	45,68,78,86,101
Statements of Assets and Liabilities	102
Statements of Operations	104
Statement of Cash Flows	106
Statements of Changes in Net Assets	107
Financial Highlights	114
Notes to Financial Statements	126
Report of Independent Registered Public Accounting Firm	137
Important Tax Information	138
Information About the Renewal of Each Fund's Investment Advisory Agreement and Administrative Agreement	140
Board Members Information	145
Officers of the Trust	147

For More Information

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.

- Not FDIC-Insured
- Not Bank-Guaranteed
- May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Funds Trust, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets, including municipal bonds, encountered heightened volatility over the past year as long-term interest rates climbed in response to accelerating economic growth and expectations that the Federal Reserve Board will begin to back away from the open-ended quantitative easing program it launched last fall. Indeed, the U.S. economy has responded positively to low interest rates amid muted inflationary pressures, helping to drive the unemployment rate lower and housing markets higher.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate. We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your fixed-income investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

David K. Mossman
President
BNY Mellon Funds Trust
September 16, 2013

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

4

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–2.43%	4.36%	4.09%
Investor shares	–2.68%	4.11%	3.84%
S&P Municipal Bond Intermediate Index	–2.26%	4.87%	4.66%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon National Intermediate Municipal Bond Fund on
8/31/03 to a $10,000 investment made in the S&P Municipal Bond Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period. Performance information for the fund versus the S&P Municipal
Bond Investment Grade Intermediate Index is included in the graph and table on the next page.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Intermediate Index is comprised of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Intermediate Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception	From
	Date	Inception
Class M shares	3/31/13	–3.74%
Investor shares	3/31/13	–3.78%
S&P Municipal Bond Investment
Grade Intermediate Index	3/31/13	–3.90%

†† Source: Bloomberg L.P.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon National Intermediate Municipal Bond Fund on
3/31/13 to a $10,000 investment made in the S&P Municipal Bond Investment Grade Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Investment Grade Intermediate Index is comprised of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s Ratings Services,
Baa3 by Moody’s Investor Services, Inc. or BBB- by Fitch Ratings with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Investment Grade Intermediate Index is not
subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

The Funds 7

DISCUSSION OF FUND PERFORMANCE (continued)

8

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–0.27%	1.83%	2.17%
Investor shares	–0.52%	1.58%	1.92%
S&P Municipal Bond Short Index	0.56%	2.46%	2.81%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon National Short-Term Municipal Bond Fund on
8/31/03 to a $10,000 investment made in the S&P Municipal Bond Short Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Short Index to the S&P Municipal Bond Investment Grade Short Index
because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade Short Index was
launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond
Investment Grade Short Index has been calculated for a 10-year period. Performance information for the fund versus the S&P Municipal Bond Investment Grade
Short Index is included in the graph and table on the next page.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Short Index is comprised of bonds in the S&P Municipal Bond Index with a minimum maturity of 6 months and a maximum maturity of up to, but not including 4 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Short Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 9

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception	From
	Date	Inception
Class M shares	3/31/13	–0.66%
Investor shares	3/31/13	–0.76%
S&P Municipal Bond Investment
Grade Short Index	3/31/13	–0.08%

†† Source: Bloomberg L.P.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon National Short-Term Municipal Bond Fund on
3/31/13 to a $10,000 investment made in the S&P Municipal Bond Investment Grade Short Index on that date. All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Short Index to the S&P Municipal Bond Investment Grade Short Index
because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade Short Index was
launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond
Investment Grade Short Index has been calculated for a 10-year period.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Investment Grade Short Index is comprised of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch with a minimum maturity of 6 months and a maximum maturity of up to, but not including, 4 years as measured from the date on which the Index is rebalanced.
Unlike a mutual fund, the S&P Municipal Bond Investment Grade Short Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

10

The Funds 11

DISCUSSION OF FUND PERFORMANCE (continued)

12

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–3.47%	3.60%	3.45%
Investor shares	–3.71%	3.38%	3.20%
S&P Municipal Bond Intermediate Index	–2.26%	4.87%	4.66%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund on
8/31/03 to a $10,000 investment made in the S&P Municipal Bond Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period. Performance information for the fund versus the S&P Municipal
Bond Investment Grade Intermediate Index is included in the graph and table on the next page.
The fund invests primarily in Pennsylvania investment-grade municipal bonds.The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond Intermediate Index is comprised of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Intermediate Index is are not subject to charges, fees and other expenses and is not limited to investments principally in
Pennsylvania municipal obligations. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 13

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception	From
	Date	Inception
Class M shares	3/31/13	–4.47%
Investor shares	3/31/13	–4.36%
S&P Municipal Bond Investment
Grade Intermediate Index	3/31/13	–3.90%

†† Source: Bloomberg L.P.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund on
3/31/13 to a $10,000 investment made in the S&P Municipal Bond Investment Grade Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
The fund invests primarily in Pennsylvania investment-grade municipal bonds.The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond Investment Grade Intermediate Index is comprised of bonds in the S&P Municipal
Bond Index that are rated at least BBB- by Standard & Poor’s Ratings Services, Baa3 by Moody’s Investor Services, Inc. or BBB- by Fitch Ratings with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Investment Grade Intermediate Index is are not subject to charges, fees and other expenses and is not limited to investments principally in Pennsylvania municipal obligations. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

14

The Funds 15

DISCUSSION OF FUND PERFORMANCE (continued)

16

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–3.11%	3.79%	3.80%
Investor shares	–3.35%	3.53%	3.54%
S&P Municipal Bond Intermediate Index	–2.26%	4.87%	4.66%

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Massachusetts Intermediate Municipal Bond Fund on
8/31/03 to a $10,000 investment made in the S&P Municipal Bond Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period. Performance information for the fund versus the S&P Municipal
Bond Investment Grade Intermediate Index is included in the graph and table on the next page.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Intermediate Index is comprised of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Intermediate Index is not subject to charges, fees and other expenses and is not limited to investments principally in Massachusetts municipal obligations. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 17

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception	From
	Date	Inception
Class M shares	3/31/13	–4.07%
Investor shares	3/31/13	–4.17%
S&P Municipal Bond Investment
Grade Intermediate Index	3/31/13	–3.90%

†† Source: Bloomberg L.P.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Massachusetts Intermediate Municipal Bond Fund on
3/31/13 to a $10,000 investment made in the S&P Municipal Bond Investment Grade Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Investment Grade Intermediate Index is comprised of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s Ratings Services,
Baa3 by Moody’s Investor Services, Inc. or BBB- by Fitch Ratings with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Investment Grade Intermediate Index is not
subject to charges, fees and other expenses and is not limited to investments principally in Massachusetts municipal obligations. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

18

The Funds 19

DISCUSSION OF FUND PERFORMANCE (continued)

20

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	1 Year	5 Years	10 Years
Class M shares	–3.40%	3.98%	3.82%
Investor shares	–3.63%	3.72%	3.57%
S&P Municipal Bond Intermediate Index	–2.26%	4.87%	4.66%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund on
8/31/03 to a $10,000 investment made in the S&P Municipal Bond Intermediate Index on that date.All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period. Performance information for the fund versus the S&P Municipal
Bond Investment Grade Intermediate Index is included in the graph and table on the next page.
As of the close of business on September 12, 2008, substantially all of the assets of another investment company advised by an affiliate of the fund’s investment adviser,
BNY Hamilton NewYork Intermediate Tax-Exempt Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to BNY Mellon NewYork
Intermediate Tax-Exempt Bond Fund in a tax-free reorganization and the fund commenced operations.The performance figures for the fund’s Class M shares represent the performance of the predecessor fund’s Institutional shares prior to the commencement of operations for BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund
and the performance of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Class M shares thereafter.The performance figures for Investor shares represent the performance of the predecessor fund’s Class A shares prior to the commencement of operations for BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund and
the performance of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Investor shares thereafter. Investor shares are subject to a Shareholder Services Plan.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Intermediate Index is comprised of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including
15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Intermediate Index is not subject to charges, fees and other expenses and is not limited to investments principally in NewYork municipal obligations. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds 21

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception	From
	Date	Inception
Class M shares	3/31/13	–4.18%
Investor shares	3/31/13	–4.28%
S&P Municipal Bond Investment
Grade Intermediate Index	3/31/13	–3.90%

†† Source: Bloomberg L.P.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon New York Intermediate Tax-Exempt Bond Fund
on 3/31/13 to a $10,000 investment made in the S&P Municipal Bond Investment Grade Intermediate Index on that date. All dividends and capital gain distributions are reinvested.
Effective 7/1/2013, the fund changed its benchmark from the S&P Municipal Bond Intermediate Index to the S&P Municipal Bond Investment Grade Intermediate
Index because the new benchmark index is more reflective of the credit quality of the fund’s portfolio holdings.The S&P Municipal Bond Investment Grade
Intermediate Index was launched on 3/19/13.Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the
S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
As of the close of business on September 12, 2008, substantially all of the assets of another investment company advised by an affiliate of the fund’s investment adviser,
BNY Hamilton NewYork Intermediate Tax-Exempt Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to BNY Mellon NewYork
Intermediate Tax-Exempt Bond Fund in a tax-free reorganization and the fund commenced operations.The performance figures for the fund’s Class M shares represent the performance of the predecessor fund’s Institutional shares prior to the commencement of operations for BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund
and the performance of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Class M shares thereafter.The performance figures for Investor shares represent the performance of the predecessor fund’s Class A shares prior to the commencement of operations for BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund and
the performance of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Investor shares thereafter. Investor shares are subject to a Shareholder Services Plan.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The S&P Municipal Bond
Investment Grade Intermediate Index is comprised of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s Ratings Services, Baa3 by Moody’s Investor Services, Inc. or BBB- by Fitch Ratings with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the date on which the Index is rebalanced. Unlike a mutual fund, the S&P Municipal Bond Investment Grade Intermediate Index is not subject to charges, fees and other expenses and is not limited to investments principally in NewYork municipal obligations. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

22

The Funds 23

DISCUSSION OF FUND PERFORMANCE (continued)

24

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/13

	Inception Date	1 Year	From Inception
Class M shares	10/15/08	–3.95%	9.78%
Investor shares	10/15/08	–4.19%	9.52%
Barclays Municipal Bond Index	9/30/08	–3.70%	5.63%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Municipal Opportunities Fund on 10/15/08 (inception date) to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses for Class M and Investor shares.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
†† For comparative purposes, the value of the Index as of 9/30/08 is used as the beginning value on 10/15/08.

The Funds 25

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon municipal bond fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

	Class M Shares	Investor Shares

BNY Mellon National Intermediate
Municipal Bond Fund
Expenses paid per $1,000†	$2.47	$3.70
Ending value (after expenses)	$958.50	$957.20
Annualized expense ratio (%)	.50	.75
BNY Mellon National Short-Term
Municipal Bond Fund
Expenses paid per $1,000†	$2.51	$3.82
Ending value (after expenses)	$993.30	$992.00
Annualized expense ratio (%)	.50	.76
BNY Mellon Pennsylvania
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$3.29	$4.51
Ending value (after expenses)	$951.00	$950.50
Annualized expense ratio (%)	.67	.92
BNY Mellon Massachusetts
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.61	$3.84
Ending value (after expenses)	$954.90	$953.70
Annualized expense ratio (%)	.53	.78
BNY Mellon New York
Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$2.91	$4.13
Ending value (after expenses)	$953.50	$952.30
Annualized expense ratio (%)	.59	.84
BNY Mellon Municipal
Opportunities Fund
Expenses paid per $1,000†	$3.40	$4.66
Ending value (after expenses)	$924.70	$924.30
Annualized expense ratio (%)	.70	.96

† Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

26

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class M Shares	Investor Shares

BNY Mellon National Intermediate
Municipal Bond Fund
Expenses paid per $1,000†	$2.55	$3.82
Ending value (after expenses)	$1,022.68	$1,021.42
Annualized expense ratio (%)	.50	.75
BNY Mellon National Short-Term
Municipal Bond Fund
Expenses paid per $1,000†	$2.55	$3.87
Ending value (after expenses)	$1,022.68	$1,021.37
Annualized expense ratio (%)	.50	.76
BNY Mellon Pennsylvania
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$3.40	$4.67
Ending value (after expenses)	$1,021.77	$1,020.51
Annualized expense ratio (%)	.67	.92
BNY Mellon Massachusetts
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.70	$3.97
Ending value (after expenses)	$1,022.53	$1,021.27
Annualized expense ratio (%)	.53	.78
BNY Mellon New York
Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$3.01	$4.28
Ending value (after expenses)	$1,022.23	$1,020.97
Annualized expense ratio (%)	.59	.84
BNY Mellon Municipal
Opportunities Fund
Expenses paid per $1,000†	$3.57	$4.89
Ending value (after expenses)	$1,021.68	$1,020.37
Annualized expense ratio (%)	.70	.96

† Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds 27

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon National Intermediate Municipal Bond Fund
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.7%
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.00	6/1/20	1,500,000		1,666,665
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.00	6/1/21	1,240,000		1,362,723
Birmingham Special Care Facilities Financing Authority-Baptist
Medical Centers, Revenue (Baptist Health System, Inc.)	5.00	11/15/15	5,000,000		5,280,850
Jefferson County, Limited Obligation School Warrants	5.25	1/1/15	1,180,000		1,174,430
Jefferson County, Limited Obligation School Warrants	5.25	1/1/16	4,810,000		4,788,163
Jefferson County, Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000		13,082,752
Montgomery BMC Special Care Facilities Financing
Authority, Revenue (Baptist Health) (Insured;
National Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000		2,642,850
Alaska—1.0%
Alaska Industrial Development and Export Authority,
Revolving Fund Revenue	5.25	4/1/27	2,295,000		2,464,394
Valdez, Marine Terminal Revenue (BP Pipelines (Alaska) Inc. Project)	5.00	1/1/16	5,000,000		5,458,150
Valdez, Marine Terminal Revenue (BP Pipelines (Alaska) Inc. Project)	5.00	1/1/18	8,000,000		9,055,920
Arizona—4.1%
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/25	2,500,000		2,892,300
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/26	1,000,000		1,141,180
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/28	1,100,000		1,243,770
Arizona Transportation Board, Highway Revenue	5.00	7/1/26	5,000,000		5,384,950
Arizona Transportation Board, Highway Revenue (Prerefunded)	5.00	7/1/16	15,000,000	[a]	16,801,200
Arizona Transportation Board, Subordinated Highway Revenue	5.00	7/1/31	4,335,000		4,529,945
Arizona Water Infrastructure Finance
Authority, Water Quality Revenue	5.00	10/1/21	3,000,000		3,494,610
Glendale, Senior Lien Water and Sewer Revenue Obligations	5.00	7/1/25	6,325,000		6,840,614
Glendale, Senior Lien Water and Sewer Revenue Obligations	5.00	7/1/26	4,425,000		4,715,811
Phoenix, GO	6.25	7/1/16	1,250,000		1,441,400
Phoenix Civic Improvement Corporation, Junior Lien Airport Revenue	5.00	7/1/29	5,000,000		5,074,850
Phoenix Civic Improvement Corporation, Transit Excise Tax
Revenue (Light Rail Project) (Insured; AMBAC) (Prerefunded)	5.00	7/1/14	6,000,000	[a]	6,236,580
Salt River Project Agricultural Improvement and
Power District, Salt River Project Electric System Revenue	5.00	12/1/26	2,000,000		2,169,780
University Medical Center Corporation, HR	5.25	7/1/16	2,310,000		2,380,386
University of Arizona Board of Regents, System Revenue	6.20	6/1/16	5,850,000		6,275,470
California—16.3%
Alameda Corridor Transportation Authority,
Subordinate Lien Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,389,550
California, Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,066,083

28

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California, GO	0.74	5/1/15	7,500,000	[b]	7,529,625
California, GO (Various Purpose)	5.00	2/1/21	4,000,000		4,596,040
California, GO (Various Purpose)	5.00	9/1/21	11,200,000		12,900,608
California, GO (Various Purpose)	5.00	9/1/21	5,000,000		5,759,200
California, GO (Various Purpose)	5.25	10/1/23	5,000,000		5,643,350
California, GO (Various Purpose)	5.00	10/1/26	3,350,000		3,601,317
California, GO (Various Purpose)	5.25	9/1/29	20,000,000		21,347,000
California, GO (Various Purpose)	6.00	3/1/33	11,445,000		12,904,810
California, GO (Various Purpose)	6.50	4/1/33	8,750,000		10,182,025
California, GO (Various Purpose)	5.50	3/1/40	7,950,000		8,226,263
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		5,662,200
California Department of Water Resources, Power Supply
Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		13,520,638
California Department of Water Resources,
Water System Revenue (Central Valley Project)	5.00	12/1/19	5,000,000		5,902,550
California Health Facilities Financing Authority,
Revenue (City of Hope)	5.00	11/15/23	1,500,000		1,628,805
California Health Facilities Financing Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000		1,717,200
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.25	10/1/24	8,500,000		9,954,520
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.25	10/1/28	4,000,000		4,570,360
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.50	10/1/38	3,440,000		3,913,860
California Health Facilities Financing Authority, Revenue
(Providence Health and Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	74,479
California Health Facilities Financing Authority,
Revenue (Saint Joseph Health System)	5.00	10/17/17	5,000,000		5,650,800
California Infrastructure and Economic Development Bank,
Revenue (California Independent System
Operator Corporation Project)	6.00	2/1/30	8,000,000		8,369,360
California Pollution Control Financing Authority,
SWDR (Waste Management, Inc. Project)	5.00	1/1/22	2,250,000		2,258,550
California Pollution Control Financing Authority,
SWDR (Waste Management, Inc. Project)	5.00	7/1/27	2,000,000		1,984,100
California State Public Works Board, LR (Department of
General Services) (Capitol East End Complex—Blocks
171-174 and 225) (Insured; AMBAC)	5.25	12/1/19	5,000,000		5,017,600
California State Public Works Board, LR (Department of
General Services) (Capitol East End Complex—Blocks
171-174 and 225) (Insured; AMBAC)	5.00	12/1/23	4,000,000		4,011,680

The Funds 29

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California State Public Works Board, LR (Various Capital Projects)	5.00	4/1/19	8,760,000		10,045,442
California State Public Works Board, LR (Various Capital Projects)	5.00	10/1/20	2,000,000		2,279,580
California State Public Works Board, LR (Various Capital Projects)	5.00	11/1/20	1,350,000		1,539,108
California Statewide Communities Development Authority,
Mortgage Revenue (Methodist Hospital of
Southern California Project) (Collateralized; FHA)	6.25	8/1/24	4,325,000		5,090,049
California Statewide Communities Development Authority,
Revenue (Saint Joseph Health System)
(Insured; Assured Guaranty Municipal Corp.)	4.50	7/1/18	2,675,000		2,844,622
Los Angeles County Metropolitan Transportation Authority,
Proposition A First Tier Senior Sales Tax Revenue	5.00	7/1/20	7,165,000		8,389,642
Los Angeles Department of Airports, Senior
Revenue (Los Angeles International Airport)	5.25	5/15/26	15,520,000		16,604,072
Los Angeles Unified School District, GO
(Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,669,036
Los Angeles Unified School District, GO
(Insured; National Public Finance Guarantee Corp.)	5.75	7/1/16	2,000,000		2,281,300
New Haven Unified School District, GO
(Insured; Assured Guaranty Corp.)	0.00	8/1/33	4,000,000	[c]	1,270,800
Oakland Joint Powers Financing Authority, LR
(Oakland Convention Centers) (Insured; AMBAC)	5.50	10/1/13	1,500,000		1,505,055
Port of Oakland, Revenue	5.00	5/1/18	1,835,000		2,054,062
Port of Oakland, Revenue	5.00	5/1/19	2,250,000		2,514,960
Port of Oakland, Revenue	5.00	5/1/20	3,000,000		3,314,370
Port of Oakland, Revenue	5.00	5/1/21	2,785,000		3,044,283
Port of Oakland, Revenue	5.00	5/1/23	1,875,000		1,981,669
Rancho Santiago Community College District, GO	5.00	9/1/25	8,000,000		8,848,800
Riverside County Transportation Commission, Sales Tax Revenue	5.25	6/1/25	4,635,000		5,261,142
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/28	5,000,000		5,453,900
Sacramento County Water Financing Authority,
Revenue (Sacramento County Water Agency
Zones 40 and 41 Water System Project) (Insured;
National Public Finance Guarantee Corp.)	0.73	6/1/34	8,000,000	[b]	6,390,080
San Francisco City and County Airport Commission,
Second Series Revenue (San Francisco International Airport)	5.00	5/1/25	5,000,000		5,350,000
San Francisco City and County Airport Commission,
Second Series Revenue (San Francisco International Airport)	5.00	5/1/26	5,000,000		5,287,750
Southern California Public Power Authority,
Gas Project Revenue (Project Number 1)	5.25	11/1/20	4,000,000		4,369,760
Westside Unified School District, GO (Insured; AMBAC)	6.00	8/1/14	385,000		400,927

30

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado—4.3%
City and County of Denver, Airport System
Revenue (Insured: Assured Guaranty Corp.
and National Public Finance GuaranteeCorp.)	5.25	11/15/19	4,445,000		4,980,756
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000		2,317,560
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000		1,804,304
Colorado Health Facilities Authority,
Revenue (Vail Valley Medical Center Project)	5.00	1/15/20	280,000		285,774
Colorado Health Facilities Authority, Revenue
(Vail Valley Medical Center Project) (Prerefunded)	5.00	1/15/15	970,000	[a]	1,030,577
Colorado Housing and Finance Authority, Single Family
Program Senior and Subordinate Bonds	6.75	4/1/15	10,000		10,402
Colorado Housing and Finance Authority, Single Family
Program Senior and Subordinate Bonds	6.05	10/1/16	15,000		15,094
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	9/1/16	3,565,000		3,823,569
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	9/1/16	5,000,000		5,398,600
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	1.81	9/1/17	5,000,000	[b]	5,000,350
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	9/1/17	3,500,000		3,779,335
Northwest Parkway Public Highway Authority,
Revenue (Insured; AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	[a]	8,676,396
Northwest Parkway Public Highway Authority,
Revenue (Insured; AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	[a]	8,337,750
Northwest Parkway Public Highway Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	[a]	12,396,089
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	5.75	11/15/18	2,515,000		2,796,051
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.13	11/15/23	5,350,000		6,019,124
Regional Transportation District, COP	5.00	6/1/19	1,750,000		1,982,120
Regional Transportation District, COP	5.00	6/1/20	2,700,000		3,042,252
Regional Transportation District, COP	5.50	6/1/22	2,200,000		2,461,668
Connecticut—1.1%
Connecticut, GO	5.00	4/15/22	5,000,000		5,726,200
Connecticut, GO	5.00	5/15/23	10,000,000		11,179,400
Connecticut, GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,757,310

The Funds 31

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Delaware—.7%
Delaware, GO	5.00	2/1/23	5,000,000		5,721,950
University of Delaware, Revenue	5.00	11/1/27	5,440,000		5,956,147
District of Columbia—.7%
District of Columbia, GO (Insured;
Assured Guaranty Municipal Corp.)	2.36	6/1/16	5,000,000	[b]	5,217,450
Metropolitan Washington Airports Authority,
Airport System Revenue	5.00	10/1/23	4,250,000		4,569,897
Metropolitan Washington Airports Authority,
Airport System Revenue	5.00	10/1/24	2,500,000		2,650,325
Florida—6.0%
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,683,778
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,742,575
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		10,774,500
Florida Municipal Loan Council, Revenue (Insured;
National Public Finance Guarantee Corp.)	5.75	11/1/15	45,000		45,200
Hillsborough County Aviation Authority, Revenue
(Tampa International Airport) (Insured; AMBAC)	5.13	10/1/20	3,540,000		3,842,245
Hillsborough County Aviation Authority, Revenue
(Tampa International Airport) (Insured; AMBAC)	5.13	10/1/21	3,675,000		3,976,019
Jacksonville, Better Jacksonville Sales Tax Revenue	5.00	10/1/17	2,000,000		2,278,960
Jacksonville, Better Jacksonville Sales Tax Revenue	5.00	10/1/21	2,500,000		2,837,375
Jacksonville Electric Authority, Revenue
(Saint Johns River Power Park System)	5.00	10/1/18	8,500,000		9,816,225
Jacksonville Electric Authority, Revenue
(Saint Johns River Power Park System)	5.00	10/1/21	2,000,000		2,242,220
Jacksonville Electric Authority, Revenue
(Saint Johns River Power Park System)	5.00	10/1/22	1,625,000		1,799,753
Jacksonville Electric Authority, Revenue
(Saint Johns River Power Park System)	5.00	10/1/24	1,000,000		1,084,120
Lee County, Airport Revenue	5.50	10/1/23	2,500,000		2,702,525
Lee County, Airport Revenue	5.50	10/1/24	5,000,000		5,331,250
Miami-Dade County, Aviation Revenue
(Miami International Airport)	5.50	10/1/25	4,175,000		4,516,473
Miami-Dade County, Subordinate Special Obligation
Bonds (Insured; National Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000	[d]	2,120,660
Orlando Utilities Commission, Utility System Revenue	2.80	10/1/16	13,400,000	[b]	13,851,580
Orlando Utilities Commission, Utility System Revenue	5.00	10/1/21	3,000,000		3,466,320

32

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Orlando-Orange County Expressway Authority, Revenue	5.00	7/1/40	6,405,000		6,247,501
Sarasota County, Revenue (Environmentally
Sensitive Lands and Parkland Program)	5.25	10/1/24	1,790,000		1,861,475
Sarasota County, Revenue (Environmentally
Sensitive Lands and Parkland Program)	5.25	10/1/25	6,170,000		6,356,828
Sarasota County, Revenue (Environmentally
Sensitive Lands and Parkland Program)	5.25	10/1/28	2,105,000		2,127,334
Sarasota County, Revenue (Environmentally
Sensitive Lands and Parkland Program)	5.25	10/1/29	1,085,000		1,089,264
Sarasota County, Revenue (Environmentally
Sensitive Lands and Parkland Program) (Prerefunded)	5.25	10/1/18	240,000	[a]	283,944
Sarasota County, Revenue (Environmentally Sensitive
Lands and Parkland Program) (Prerefunded)	5.25	10/1/18	210,000	[a]	248,451
Sarasota County, Revenue (Environmentally Sensitive
Lands and Parkland Program) (Prerefunded)	5.25	10/1/18	725,000	[a]	857,747
Sarasota County, Revenue (Environmentally Sensitive
Lands and Parkland Program) (Prerefunded)	5.25	10/1/18	245,000	[a]	289,859
Tampa Bay Water, A Regional Water Supply
Authority, Utility System Revenue	5.00	10/1/20	5,000,000		5,795,550
Georgia—2.7%
Burke County Development Authority, PCR
(Georgia Power Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,034,950
Burke County Development Authority, PCR
(Oglethorpe Power Corporation Vogtle Project)	7.00	1/1/23	6,000,000		6,997,920
Chatham County Hospital Authority, HR Improvement
(Memorial Health University Medical Center, Inc.) (Prerefunded)	5.75	1/1/14	5,000,000	[a]	5,091,900
Crisp County Development Authority, EIR
(International Paper Company Project)	5.55	2/1/15	1,000,000		1,046,400
DeKalb County, Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,555,125
Georgia, GO	4.00	11/1/27	4,000,000		4,048,080
Main Street Natural Gas Inc., Gas Project Revenue	6.38	7/15/38	1,335,000	[e]	386,709
Monroe County Development Authority, PCR
(Oglethorpe Power Corporation Scherer Project)	2.40	4/1/20	13,500,000		12,828,375
Municipal Electric Authority of Georgia, GO
(Project One Subordinated Bonds)	5.75	1/1/20	5,000,000		5,701,450
Private Colleges and Universities Authority,
Revenue (Emory University)	5.00	9/1/18	2,000,000		2,170,100
Hawaii—.7%
Hawaii, GO	5.00	12/1/16	5,000,000		5,669,950
Hawaii, GO	5.00	12/1/17	5,000,000		5,768,650

The Funds 33

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Idaho—.7%
University of Idaho Regents, General Revenue	5.25	4/1/21	10,200,000	11,272,938
Illinois—5.2%
Chicago, GO	5.00	1/1/20	5,000,000	5,378,500
Chicago, GO (Modern Schools Across
Chicago Program) (Insured; AMBAC)	5.00	12/1/17	1,110,000	1,201,941
Cook County, GO	5.00	11/15/24	7,500,000	7,923,075
Illinois, GO	5.00	8/1/18	19,900,000	21,861,941
Illinois, GO	5.00	8/1/19	10,000,000	10,863,400
Illinois, GO	5.00	9/1/19	7,500,000	7,783,125
Illinois, GO	5.50	7/1/25	7,000,000	7,318,780
Illinois, GO
(Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/20	5,000,000	5,410,850
Illinois Finance Authority, Gas Supply Revenue
(The Peoples Gas Light and Coke Company
Project) (Insured; AMBAC)	4.30	6/1/16	2,500,000	2,707,725
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/15	3,500,000	3,742,340
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.25	6/1/24	10,000,000	10,791,000
Will County Forest Preserve District,
GO Unlimited Tax Bonds	5.00	12/15/20	4,000,000	4,602,000
Indiana—.4%
Indiana Finance Authority, Acquisition Revenue
(National Collegiate Athletic Association Project)	5.00	5/1/15	1,000,000	1,074,860
Indiana Finance Authority,
State Revolving Fund Program Bonds	5.00	2/1/24	5,000,000	5,613,400
Kansas—1.9%
Harvey County Unified School District Number 373,
GO Improvement Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/21	1,700,000	1,866,719
Kansas Development Finance Authority,
Revenue (University of Kansas Projects)	4.00	5/1/21	3,370,000	3,601,789
Kansas Development Finance Authority,
Revenue (University of Kansas Projects)	4.00	5/1/24	3,850,000	3,949,676
Wichita, Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,182,188
Wichita, Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000	9,499,745
Wyandotte County/Kansas City Unified Government,
Utility System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	5,154,678
Kentucky—.2%
Kentucky Housing Corporation, Housing Revenue	4.80	7/1/20	2,025,000	2,052,621
Kentucky Property and Buildings Commission,
Revenue (Project Number 100)	5.00	8/1/21	1,785,000	2,028,688

34

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana—2.4%
Jefferson Sales Tax District,
Special Sales Tax Revenue (Insured; AMBAC)	5.25	12/1/21	4,000,000		4,534,320
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Insured; AMBAC)	5.00	6/1/21	5,500,000		5,950,010
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/25	14,500,000		16,076,585
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
(Louisiana Community and Technical College
System Facilities Corporation Project)	5.00	10/1/22	5,000,000		5,506,500
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated Group)	6.00	7/1/29	2,000,000		2,123,360
Louisiana Stadium and Exposition District, Senior Revenue	5.00	7/1/28	3,650,000		3,729,461
Louisiana Stadium and Exposition District, Senior Revenue	5.00	7/1/29	2,750,000		2,781,790
Maryland—1.1%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/28	2,480,000		2,702,580
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/29	4,640,000		5,017,789
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/30	4,640,000		4,987,165
Howard County, Consolidated Public Improvement GO	5.00	8/15/17	5,030,000		5,788,222
Massachusetts—1.5%
Massachusetts, GO	0.64	11/1/18	2,000,000	[b]	1,980,980
Massachusetts, GO (Insured;
National Public Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		3,932,441
Massachusetts Development Finance Agency, Revenue (Combined
Jewish Philanthropies of Greater Boston, Inc. Project)	4.75	2/1/15	1,320,000		1,361,527
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	7.50	10/1/22	2,000,000		2,398,280
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/29	5,000,000		5,554,350
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/39	1,500,000		1,659,990
Massachusetts Housing Finance Agency, Housing Revenue	5.13	12/1/34	350,000		343,420
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		6,792,060
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	8/15/30	60,000		62,473
Massachusetts School Building Authority, Dedicated
Sales Tax Revenue (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	8/15/15	190,000	[a]	206,906
Massachusetts School Building Authority, Dedicated
Sales Tax Revenue (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	8/15/15	1,250,000	[a]	1,361,225

The Funds 35

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.25	8/1/17	275,000		286,998
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue (MWRA Program)	5.75	8/1/29	380,000		381,243
Michigan—1.1%
Detroit, Water Supply System Second Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,196,490
Michigan, Grant Anticipation Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.25	9/15/23	7,500,000		8,185,800
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,624,016
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund Revenue	5.50	10/1/15	1,000,000		1,103,070
Minnesota—1.2%
Minneapolis, Health Care System
Revenue (Fairview Health Services)	6.63	11/15/28	12,000,000		13,875,600
University of Minnesota Regents, Special Purpose
Revenue (State Supported Stadium Debt)	5.00	8/1/19	6,300,000		7,013,223
Mississippi—.1%
Mississippi Home Corporation, SFMR
(Collateralized: FHLMC, FNMA and GNMA)	4.38	12/1/18	1,045,000		1,103,060
Mississippi State University Educational Building Corporation,
Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/16	400,000		449,836
Missouri—.1%
Missouri Environmental Improvement and
Energy Resource Authority, Water PCR
(State Revolving Fund Program—Master Trust)	5.50	7/1/14	1,250,000		1,284,550
Nebraska—.1%
Nebraska Investment Finance Authority, SFHR
(Collateralized: FHLMC, FNMA and GNMA)	4.70	9/1/21	35,000		35,004
Omaha City, GO (City of Omaha
Convention Center/Arena Project)	6.50	12/1/16	1,000,000		1,181,810
Nevada—1.4%
Clark County, Highway Revenue (Motor Vehicle Fuel Tax)	5.00	7/1/28	10,000,000		10,485,700
Clark County School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		14,473,713
New Hampshire—.1%
New Hampshire Business Finance Authority, PCR
(Central Maine Power Company)	5.38	5/1/14	1,000,000		1,028,170
New Jersey—4.7%
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.13	11/1/16	1,000,000		1,134,610
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured;
Assured Guaranty Municipal Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	[a]	5,561,600

36

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured;
Assured Guaranty Municipal Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	[a]	5,561,600
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured;
Assured Guaranty Municipal Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	[a]	5,561,600
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured;
Assured Guaranty Municipal Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	[a]	2,780,800
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/15	4,400,000		4,789,488
New Jersey Economic Development Authority,
School Facilities Construction Revenue	2.03	2/1/18	10,000,000	[b]	10,373,200
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	9/1/20	5,555,000		6,278,094
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	3/1/25	13,000,000		13,959,530
New Jersey Economic Development Authority,
School Facilities Construction Revenue (Prerefunded)	5.00	3/1/15	2,000,000	[a]	2,138,920
New Jersey Economic Development Authority,
School Facilities Construction Revenue (Prerefunded)	5.00	3/1/15	1,000,000	[a]	1,069,460
New Jersey Educational Facilities Authority, Revenue (University
of Medicine and Dentistry of New Jersey Issue) (Prerefunded)	7.50	6/1/19	3,750,000	[a]	4,889,212
New Jersey Health Care Facilities Financing
Authority, Revenue (Barnabas Health Issue)	5.00	7/1/22	1,830,000		1,956,581
New Jersey Health Care Facilities Financing
Authority, Revenue (Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,041,990
New Jersey Health Care Facilities Financing Authority,
Revenue (Meridian Health System Obligated Group Issue)	5.00	7/1/19	2,000,000		2,245,640
New Jersey Transportation Trust Fund
Authority (Transportation System)	0.00	12/15/29	10,000,000	[c]	4,138,100
New Jersey Transportation Trust Fund
Authority (Transportation System)	5.50	6/15/31	5,000,000		5,258,100
Rutgers, The State University, GO	5.00	5/1/21	2,000,000		2,295,860
New Mexico—.4%
New Mexico Finance Authority, Revenue
(Public Project Revolving Fund) (Insured; AMBAC)	5.25	6/1/17	1,000,000		1,034,850
New Mexico Finance Authority,
State Transportation Senior Lien Revenue	5.00	6/15/18	5,000,000		5,795,000
New York—6.8%
Albany Industrial Development Agency, Civic Facility
Revenue (Saint Peter’s Hospital of the City of Albany Project)	5.75	11/15/22	1,000,000		1,083,360
Greece Central School District, GO (Insured; FGIC)	6.00	6/15/15	950,000		1,045,228

The Funds 37

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue (Insured;
National Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,076,013
Metropolitan Transportation Authority,
State Service Contract Revenue	5.75	1/1/18	1,500,000		1,752,180
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/24	5,000,000		5,240,750
Metropolitan Transportation Authority, Transportation Revenue	6.50	11/15/28	12,000,000		13,972,800
Metropolitan Transportation Authority,
Transportation Revenue (Insured;
Assured Guaranty Municipal Corp.)	0.37	11/1/22	10,000,000	[b]	9,650,000
New York City, GO	5.13	12/1/24	5,000,000		5,533,250
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	2/1/23	13,000,000		14,553,760
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,056,030
New York State Dormitory Authority, Revenue
(Consolidated City University System) (Insured;
Assured Guaranty Municipal Corp.)	5.75	7/1/18	200,000		224,742
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.00	3/15/35	4,190,000		4,224,567
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	12/15/24	7,000,000		7,858,270
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	12/15/25	8,000,000		8,853,440
New York State Dormitory Authority, Third General Resolution
Revenue (State University Educational Facilities Issue)	5.00	5/15/24	5,000,000		5,516,300
New York State Dormitory Authority, Third General Resolution
Revenue (State University Educational Facilities Issue)	5.00	5/15/25	3,000,000		3,265,350
New York State Thruway Authority,
Second General Highway and Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000		5,558,250
New York State Thruway Authority,
Second General Highway and Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,671,700
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Bonds
(Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	4,500,000		5,047,290
Port Authority of New York and New Jersey
(Consolidated Bonds, 139th Series) (Insured;
National Public Finance Guarantee Corp. )	5.00	10/1/16	5,440,000		5,851,754
Tobacco Settlement Financing Corporation of
New York, Asset-Backed Revenue Bonds
(State Contingency Contract Secured)	5.50	6/1/19	3,900,000		3,935,139
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	[c]	4,551,300

38

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina—3.3%
North Carolina, GO	5.00	5/1/21	1,500,000	1,764,840
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.00	1/1/17	8,050,000	8,815,877
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.00	1/1/17	8,000,000	8,982,720
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.25	1/1/20	5,000,000	5,565,900
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.00	1/1/26	18,000,000	18,953,460
North Carolina Municipal Power Agency
Number 1, Catawba Electric Revenue	5.00	1/1/24	5,500,000	5,912,005
Wake County, LOR	5.00	1/1/24	5,955,000	6,812,818
Ohio—.7%
Columbus, GO (Various Purpose Limited Tax)	5.00	7/1/21	3,005,000	3,513,326
Hamilton County, Sewer System Improvement
Revenue (The Metropolitan Sewer
District of Greater Cincinnati)	5.00	12/1/26	3,500,000	3,848,740
Montgomery County, Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000	3,519,635
Ohio Housing Finance Agency, MFHR (Uptown
Towers Apartments Project) (Collateralized; GNMA)	4.75	10/20/15	455,000	471,043
Toledo-Lucas County Port Authority,
Port Facilities Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	945,324
Oregon—2.6%
Oregon, GO	5.00	11/1/18	5,000,000	5,850,400
Oregon, GO	5.00	11/1/19	5,000,000	5,868,400
Oregon, GO	5.00	11/1/20	3,100,000	3,637,075
Oregon, GO (Oregon Department of Transportation Project)	5.00	5/1/17	7,565,000	8,639,911
Tri-County Metropolitan Transportation District,
Payroll Tax and Grant Receipt Revenue	5.00	11/1/18	5,000,000	5,639,950
Tri-County Metropolitan Transportation District,
Payroll Tax and Grant Receipt Revenue	3.00	11/1/19	15,000,000	15,581,100
Pennsylvania—2.0%
Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)	5.25	6/15/15	1,620,000	1,748,579
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,595,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,116,735
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,137,899
Philadelphia School District, GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,290,527

The Funds 39

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pittsburgh, GO	5.00	9/1/25	10,000,000		10,581,700
State Public School Building Authority, School Lease
Revenue (The School District of Philadelphia Project)	5.00	4/1/22	1,000,000		1,090,460
State Public School Building Authority, School Lease
Revenue (The School District of Philadelphia Project)	5.00	4/1/24	1,750,000		1,849,347
State Public School Building Authority, School Lease
Revenue (The School District of Philadelphia Project)	5.00	4/1/25	2,750,000		2,859,890
South Carolina—.3%
Greenville County School District, Installment
Purchase Revenue (Building Equity Sooner for Tomorrow)	5.50	12/1/18	3,000,000		3,528,030
Newberry Investing in Children’s Education,
Installment Purchase Revenue (School District of
Newberry County, South Carolina Project)	5.25	12/1/20	1,000,000		1,071,510
South Dakota—.1%
South Dakota Educational Enhancement Funding
Corporation, Tobacco Settlement Revenue	5.00	6/1/25	1,800,000		1,915,416
South Dakota Educational Enhancement Funding
Corporation, Tobacco Settlement Revenue	5.00	6/1/27	500,000		521,200
Tennessee—.6%
Metropolitan Government of Nashville and
Davidson County, GO Improvement Bonds	5.00	7/1/25	10,000,000		10,929,300
Texas—7.9%
Dallas and Fort Worth, Joint Revenue
(Dallas/Fort Worth International Airport)	5.00	11/1/26	3,000,000		3,102,600
Dallas and Fort Worth, Joint Revenue
(Dallas/Fort Worth International Airport)	5.00	11/1/27	3,400,000		3,480,648
Forney Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,118,430
Harris County, Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		13,944,875
Harris County, Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,417,851
Harris County Health Facilities Development Corporation,
HR (Memorial Hermann Healthcare System) (Prerefunded)	7.00	12/1/18	5,000,000	[a]	6,381,200
Houston, Public Improvement GO	5.00	3/1/18	5,000,000		5,743,400
Houston, Public Improvement GO (Insured; AMBAC) (Prerefunded)	5.00	9/1/15	3,895,000	[a]	4,243,953
Houston Community College System, Limited Tax Bonds	5.00	2/15/21	2,250,000		2,593,800
Katy Independent School District, Unlimited Tax Refunding
Bonds (Permanent School Fund Guarantee Program)	0.00	2/15/16	1,505,000	[c]	1,469,693
Lower Colorado River Authority, Junior Lien
Revenue (Seventh Supplemental Series)
(Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/15	1,135,000		1,204,734
Lower Colorado River Authority, Revenue	5.00	5/15/16	15,000		16,674

40

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Lower Colorado River Authority, Revenue	5.00	5/15/16	35,000		38,956
Lower Colorado River Authority, Revenue	5.00	5/15/16	13,950,000		15,482,268
San Antonio, Electric and Gas Systems Revenue	5.00	2/1/17	5,000,000		5,655,100
San Antonio, Electric and
Gas Systems Revenue (Prerefunded)	5.00	2/1/16	10,000,000	[a]	11,051,300
Texas Public Finance Authority, GO	5.00	10/1/23	9,385,000		10,662,298
Texas Public Finance Authority, Unemployment
Compensation Obligation Assessment Revenue	5.00	7/1/17	7,500,000		8,205,525
Texas Public Finance Authority, Unemployment
Compensation Obligation Assessment Revenue	5.00	1/1/20	5,325,000		5,420,158
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	4/1/20	15,000,000		16,887,000
Texas Water Development Board,
State Revolving Fund Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,134,501
Utah—1.7%
Utah, GO	5.00	7/1/20	20,000,000		23,570,800
Utah Associated Municipal Power Systems,
Revenue (Payson Power Project)	5.00	4/1/22	5,675,000		6,312,246
Virginia—2.7%
Virginia, GO	5.00	6/1/23	5,490,000		6,313,939
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)	5.00	2/1/19	7,000,000		8,089,480
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)	5.00	2/1/21	2,235,000		2,575,994
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)	5.00	2/1/23	11,285,000		12,697,318
Virginia Public Building Authority, Public Facilities Revenue	5.00	8/1/18	8,370,000		9,679,319
Virginia Public Building Authority, Public Facilities Revenue	5.00	8/1/19	6,950,000		8,079,653
Washington—1.9%
Energy Northwest, Electric Revenue
(Columbia Generating Station)	5.00	7/1/20	10,955,000		12,692,134
FYI Properties, LR (State of Washington
Department of Information Services Project)	5.25	6/1/29	5,625,000		5,882,738
King County Public Hospital District Number 1, Limited Tax GO	5.25	12/1/37	5,000,000		5,040,100
Washington, Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000		4,022,105
Washington Health Care Facilities Authority,
Revenue (Providence Health and Services)	5.00	10/1/21	5,000,000		5,557,550
West Virginia—.2%
Monongalia County Building Commission, HR
(Monongalia General Hospital)	5.25	7/1/20	2,870,000		2,954,034

The Funds 41

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia (continued)
West Virginia Economic Development Authority, PCR
(Appalachian Power Company—Amos Project)	4.85	9/4/13	1,000,000		1,000,340
Wisconsin—1.1%
Wisconsin, GO	5.00	5/1/20	5,800,000		6,595,760
Wisconsin, Transportation Revenue (Insured; National
Public Finance Guarantee Corp.) (Prerefunded)	5.00	7/1/15	11,825,000	[a]	12,815,580
U.S. Related—2.7%
A.B. Won International Airport Authority of Guam, General Revenue	5.00	10/1/23	1,625,000		1,641,608
A.B. Won International Airport Authority of Guam,
General Revenue (Insured; Assured Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		995,140
Puerto Rico Commonwealth, Public Improvement GO	5.50	7/1/19	5,715,000		5,418,220
Puerto Rico Electric Power Authority, Power Revenue	5.25	7/1/18	5,000,000		4,850,400
Puerto Rico Electric Power Authority, Power Revenue	5.25	7/1/23	5,000,000		4,220,350
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		3,928,298
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/13	4,000,000		4,011,000
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.50	7/1/14	1,000,000		1,010,270
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.50	7/1/15	995,000		1,011,776
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.50	7/1/15	5,000		5,458
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.50	7/1/16	5,000		5,657
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.50	7/1/16	1,995,000		2,018,302
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.75	7/1/17	1,940,000		1,957,441
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.75	7/1/17	5,000		5,866
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.75	7/1/22	2,500,000		2,217,775
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	11,000,000	[d]	9,105,690
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.25	8/1/33	2,500,000	[d]	1,610,950
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	6.50	8/1/44	2,500,000		2,366,600
Total Long-Term Municipal Investments
(cost $1,632,050,350)					1,669,179,741

42

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.5%	Rate (%)	Date	Amount ($)		Value ($)
Florida—.0%
Orange County School Board, COP (Master Lease
Purchase Agreement) (LOC; Wells Fargo Bank)	0.06	9/3/13	700,000	[f]	700,000
Illinois—.1%
Chicago, GO Notes, Refunding (LOC; Barclays Bank PLC)	0.06	9/3/13	1,600,000	[f]	1,600,000
Iowa—.4%
Iowa Finance Authority, Private College Revenue,
Refunding (Drake University Project) (LOC; Wells Fargo Bank)	0.06	9/3/13	3,190,000	[f]	3,190,000
Iowa Higher Education Loan Authority,
Private College Faciliity Revenue, Refunding
(Des Moines University Project) (LOC; Allied Irish Banks)	0.06	9/3/13	4,200,000	[f]	4,200,000
Massachusetts—1.0%
Massachusetts, GO Notes (Consolidated Loan)	0.51	9/7/13	5,000,000	[f]	5,006,050
Massachusetts, GO Notes, Refunding	0.35	9/7/13	10,000,000	[f]	9,969,300
Mississippi—.0%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.05	9/3/13	100,000	[f]	100,000
Missouri—.0%
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue (The Washington
University) (Liquidity Facility; JPMorgan Chase Bank)	0.05	9/3/13	200,000	[f]	200,000
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue (The Washington
University) (SBPA; JPMorgan Chase Bank)	0.05	9/3/13	300,000	[f]	300,000
Pennsylvania—.0%
Pennsylvania Economic Development Financing Authority,
Revenue (Northwestern Human Services—Allegheny
Valley School, LLC Issue) (LOC; TD Bank)	0.06	9/3/13	500,000	[f]	500,000
Total Short-Term Municipal Investments
(cost $25,790,000)					25,765,350

Total Investments (cost $1,657,840,350)	98.0%	1,694,945,091
Cash and Receivables (Net)	2.0%	34,936,000
Net Assets	100.0%	1,729,881,091

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Non-income producing—security in default.
f Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Funds 43

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	15.4
AA		Aa		AA	44.2
A		A		A	32.5
BBB		Baa		BBB	5.8
B		B		B	.4
F1		MIG1/P1		SP1/A1	.6
Not Rated[g]		Not Rated[g]		Not Rated[g]	1.1
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

44

STATEMENT OF FINANCIAL FUTURES

August 31, 2013

		Market Value		Unrealized
BNY Mellon National		Covered by		Appreciation
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2013 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(42,616,875)	September 2013	1,429,063

See notes to financial statements.

The Funds 45

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon National Short-Term Municipal Bond Fund
Long-Term Municipal	Coupon	Maturity	Principal
Investments—94.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.2%
Alabama 21st Century Authority, Tobacco Settlement Revenue	4.00	6/1/16	1,000,000		1,072,200
Jefferson County, Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal Corp.)	5.50	2/15/16	1,055,000		1,033,024
Alaska—1.2%
Alaska Industrial Development and Export
Authority, Revolving Fund Revenue	5.00	4/1/14	2,370,000		2,436,644
North Slope Borough, GO	2.50	6/30/14	3,400,000		3,464,362
Valdez, Marine Terminal Revenue
(BP Pipelines (Alaska) Inc. Project)	5.00	1/1/14	2,000,000		2,030,680
Valdez, Marine Terminal Revenue
(BP Pipelines (Alaska) Inc. Project)	5.00	1/1/16	2,500,000		2,729,075
Valdez, Marine Terminal Revenue
(BP Pipelines (Alaska) Inc. Project)	5.00	1/1/18	3,000,000		3,395,970
Arizona—2.0%
Arizona Transportation Board, Subordinated Highway Revenue	5.00	7/1/14	1,110,000		1,153,767
Arizona Transportation Board, Subordinated Highway Revenue	5.00	7/1/14	1,055,000		1,097,147
Arizona Transportation Board, Subordinated Highway Revenue	5.00	7/1/15	9,380,000		10,156,758
Arizona Transportation Board, Subordinated Highway Revenue	5.00	7/1/16	5,000,000		5,586,150
Arizona Transportation Board, Transportation Excise Tax
Revenue (Maricopa County Regional Area Road Fund)	5.00	7/1/16	2,300,000		2,573,769
University of Arizona Board of Regents, System Revenue	6.20	6/1/16	2,925,000		3,137,735
California—10.9%
California, GO (Economic Recovery)
(Insured; National Public Finance Guarantee Corp.)	5.25	7/1/14	6,820,000		7,109,032
California, GO (Various Purpose)	4.00	10/1/15	17,050,000		18,294,139
California, GO (Various Purpose)	5.00	9/1/16	10,000,000		11,246,700
California Health Facilities Financing Authority,
Revenue (Cedars-Sinai Medical Center)	5.00	8/15/15	1,000,000		1,085,640
California Health Facilities Financing Authority, Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	1.45	3/15/17	3,000,000		2,983,680
California Infrastructure and Economic Development
Bank, Revenue (The J. Paul Getty Trust)	0.34	4/1/16	5,000,000	[a]	5,000,100
California Municipal Finance Authority, SWDR
(Waste Management, Inc. Project)	0.70	2/3/14	3,000,000		2,982,810
California Municipal Finance Authority, SWDR
(Waste Management, Inc. Project)	2.00	9/2/14	4,000,000		4,059,080
California Statewide Communities Development Authority,
MFHR (Clara Park/Cypress Sunrise/Wysong
Plaza Apartments) (Collateralized; GNMA)	4.55	1/20/16	565,000		583,854
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	5.00	4/1/14	1,000,000		1,028,160
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	5.00	5/1/17	3,500,000		3,971,800

46

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities Development Authority,
Student Housing Revenue (University of California, Irvine
East Campus Apartments, Phase 1 Refunding—CHF—Irvine, L.L.C.)	4.00	5/15/14	900,000		920,007
California Statewide Communities Development Authority,
Student Housing Revenue (University of California, Irvine
East Campus Apartments, Phase 1 Refunding —CHF—Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,202,336
California Statewide Communities Development Authority,
Student Housing Revenue (University of California, Irvine
East Campus Apartments, Phase 1 Refunding—CHF—Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,534,332
Chula Vista, IDR (San Diego Gas and Electric Company)	1.65	7/1/18	10,000,000		9,900,300
Contra Costa Transportation Authority,
Sales Tax Revenue (Limited Tax Bonds)	0.50	12/15/15	4,000,000	[a]	3,988,520
Golden Empire Schools Financing Authority, LR
(Kern High School District Projects)	0.36	5/1/14	12,000,000	[a]	12,001,440
Irvine Reassessment District Number 12-1,
Limited Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,096,400
Los Angeles Department of Water and
Power, Power System Revenue	5.00	1/1/16	10,000,000		10,931,600
Los Angeles Unified School District, GO	4.00	7/1/16	4,000,000		4,366,480
Metropolitan Water District of Southern California, Water Revenue	3.50	10/1/16	5,900,000		6,337,603
Sacramento County Sanitation Districts Financing
Authority, Revenue (Sacramento Regional County
Sanitation District) (Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	[b]	1,059,720
Sacramento Municipal Utility District, Electric Revenue	5.00	8/15/15	3,500,000		3,808,245
Sacramento Municipal Utility District, Electric Revenue	5.00	8/15/16	6,610,000		7,411,396
South San Francisco Unified School District, GO, BAN (Measure J)	4.00	6/15/18	6,000,000		6,566,400
Colorado—2.0%
City and County of Denver, Airport System Revenue	4.00	11/15/14	1,310,000		1,365,609
City and County of Denver, Airport System Revenue	4.00	11/15/15	1,000,000		1,067,910
City and County of Denver, Airport System Revenue	5.00	11/15/16	1,000,000		1,112,840
Colorado Health Facilities Authority, Revenue
(Catholic Health Initiatives) (Prerefunded)	5.00	11/12/13	100,000	[b]	100,958
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment Revenue	5.00	12/1/16	1,850,000		2,072,296
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment Revenue	5.00	12/1/17	4,005,000		4,551,923
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	1.81	8/31/17	8,000,000	[a]	8,000,560
Regional Transportation District of Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/18	5,000,000		5,648,750
Connecticut—2.6%
Bridgeport, GO	4.00	8/15/18	2,000,000		2,151,380
Connecticut, GO (Economic Recovery)	5.00	1/1/16	8,425,000		9,285,698

The Funds 47

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut, Special Tax Obligation Revenue
(Transportation Infrastructure Purposes)	5.00	12/1/16	2,900,000		3,288,571
Connecticut Development Authority, PCR
(The Connecticut Light and Power Company Project)	1.25	9/3/13	2,600,000		2,600,208
Connecticut Health and Educational Facilities
Authority, Revenue (Yale University Issue)	1.35	7/21/16	10,000,000		10,060,700
New Haven, GO	4.00	11/1/15	3,000,000		3,195,720
Florida—6.5%
Citizens Property Insurance Corporation, Personal Lines
Account/Commercial Lines Account Senior Secured Revenue	1.31	6/1/15	5,000,000	[a]	5,070,800
Citizens Property Insurance Corporation, Personal Lines
Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/16	10,000,000		11,014,300
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue	5.00	7/1/15	10,000,000		10,774,500
Florida State Board of Education, Lottery Revenue (Insured; AMBAC)	5.25	7/1/14	5,000,000		5,209,100
Florida State Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/16	10,000,000		11,162,900
Jacksonville, Special Revenue	5.00	10/1/16	3,000,000		3,364,230
Jacksonville Electric Authority, Revenue
(Saint Johns River Power Park System)	5.00	10/1/16	5,000,000		5,620,050
Kissimmee Utility Authority, Electric System Revenue	4.00	10/1/14	1,250,000		1,297,250
Miami-Dade County, Double-Barreled Aviation GO	5.00	7/1/14	1,000,000		1,039,170
Orange County School Board, COP
(Master Lease Purchase Agreement)	5.00	8/1/15	1,500,000		1,622,565
Orlando, Waste Water System Revenue
(Insured; National Public Finance Guarantee Corp.)	4.00	10/1/14	3,025,000		3,148,813
Orlando-Orange County Expressway Authority, Junior Lien
Revenue (Insured; National Public Finance Guarantee Corp.)	8.25	7/1/15	8,360,000		9,513,262
Palm Beach County School Board, COP
(Master Lease Purchase Agreement)
(Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000		5,405,700
Putnam County Development Authority, PCR
(Seminole Electric Cooperative, Inc. Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000		2,564,190
Georgia—2.1%
Atlanta, Water and Wastewater Revenue	5.00	11/1/15	5,000,000		5,468,650
Burke County Development Authority, PCR
(Georgia Power Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,034,950
Floyd County Development Authority, PCR
(Georgia Power Company Plant Hammond Project)	0.85	11/19/15	5,000,000		5,017,600
Fulton County, Water and Sewerage Revenue	5.00	1/1/16	1,550,000		1,707,201
Monroe County Development Authority, PCR
(Gulf Power Company Plant Scherer Project)	2.00	6/21/18	7,000,000		6,867,140
Municipal Electric Authority of Georgia, Revenue
(Project One Subordinated Bonds)	5.00	1/1/17	1,000,000		1,121,790

48

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois—9.5%
Central Lake County Joint Action Water Agency, Water Revenue	4.00	5/1/17	5,430,000	5,935,370
Chicago, General Airport Senior Lien Revenue
(Chicago O’Hare International Airport)	5.00	1/1/17	4,000,000	4,457,960
Chicago, Second Lien Revenue
(Chicago Midway Airport) (Insured; AMBAC)	5.00	1/1/17	4,110,000	4,308,760
Chicago Board of Education, Unlimited Tax GO
(Dedicated Revenues) (Insured; AMBAC)	5.25	12/1/15	1,425,000	1,546,595
Chicago Board of Education, Unlimited Tax GO
(Dedicated Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,100,360
Chicago Board of Education, Unlimited Tax GO (Dedicated
Revenues) (Insured; National Public Finance Guarantee Corp.)	5.00	12/1/15	5,000,000	5,223,400
Chicago Board of Education, Unlimited Tax GO (Dedicated
Revenues) (Insured; National Public Finance Guarantee Corp.)	5.00	12/1/16	17,000,000	17,741,370
Chicago Park District, GO Limited Tax Bonds (Insured; AMBAC)	5.00	1/1/16	2,100,000	2,179,359
Chicago Transit Authority, Capital Grant Receipts
Revenue (Federal Transit Administration
Section 5307 Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	3,936,317
Cook County, GO	5.00	11/15/15	1,500,000	1,631,490
Cook County, GO	5.00	11/15/16	5,400,000	6,026,022
Cook County, GO (Capital Equipment Bonds)	5.00	11/15/15	1,000,000	1,087,660
Illinois, GO	5.00	1/1/14	1,415,000	1,437,739
Illinois, GO	5.00	1/1/14	4,585,000	4,649,832
Illinois, GO	4.00	7/1/16	3,000,000	3,182,100
Illinois, GO	5.00	7/1/17	3,150,000	3,457,566
Illinois, GO	4.00	7/1/18	5,000,000	5,262,650
Illinois, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/16	7,500,000	8,096,625
Illinois, GO (Insured; National Public Finance Guarantee Corp.)	5.38	4/1/16	4,465,000	4,877,521
Illinois Department of Employment Security, Unemployment
Insurance Fund Building Receipts Revenue	5.00	6/15/18	5,000,000	5,642,950
Illinois Department of Employment Security, Unemployment
Insurance Fund Building Receipts Revenue	5.00	6/15/17	2,000,000	2,246,340
Illinois Development Finance Authority, Revenue
(Saint Vincent de Paul Center Project)	1.88	3/1/19	3,500,000	3,286,745
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	12/1/18	2,000,000	2,290,600
Kane, McHenry, Cook and DeKalb Counties Community Unit
School District Number 300, GO (Insured; XLCA)	5.00	12/1/17	3,145,000	3,371,534
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/15	8,330,000	8,906,769
Indiana—1.7%
Indiana Finance Authority, EIR (Southern Indiana
Gas and Electric Company Project)	1.95	9/14/17	2,500,000	2,493,300

The Funds 49

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana (continued)
Indiana Finance Authority, Second Lien Water
Utility Revenue (Citizens Energy Group Project)	3.00	10/1/14	2,000,000		2,054,700
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Credit Group)	1.50	8/1/14	2,000,000		2,023,040
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Credit Group)	1.60	2/1/17	2,500,000		2,482,900
Indiana Health Facility Financing Authority, Revenue
(Ascension Health Subordinate Credit Group)	1.70	9/1/14	1,500,000		1,521,690
Indiana Health Facility Financing Authority, Revenue
(Ascension Health Subordinate Credit Group)	5.00	7/28/16	2,000,000		2,218,100
Indiana Transportation Finance Authority,
Highway Revenue (Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000	[b]	1,038,080
Whiting, Environmental Facilities Revenue
(BP Products North America, Inc.)	2.80	6/2/14	6,000,000		6,102,480
Iowa—.1%
Iowa Higher Education Loan Authority, Private College
Facility Revenue (Grinnell College Project)	4.00	12/1/13	1,000,000		1,009,610
Kentucky—.8%
Kentucky Property and Buildings Commission,
Revenue (Project Number 99)	5.00	11/1/17	4,200,000		4,810,134
Louisville/Jefferson County Metro Government, PCR
(Louisville Gas and Electric Company Project)	1.65	4/3/17	4,940,000		4,927,897
Louisiana—.9%
England District Sub-District Number 1, Revenue
(State of Louisiana—Economic Development Project)	5.00	8/15/17	3,055,000		3,464,553
Louisiana Offshore Terminal Authority,
Deepwater Port Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000		2,002,620
Louisiana Public Facilities Authority, Revenue
(Loyola University Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/16	5,000,000		5,611,650
Maryland—.6%
Maryland Health and Higher Educational Facilities
Authority, Revenue (The Johns Hopkins
Health System Obligated Group Issue)	1.28	11/15/16	2,245,000	[a]	2,261,321
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		4,883,900
Massachusetts—3.1%
Massachusetts Bay Transportation Authority,
Assessment Revenue (Prerefunded)	5.00	7/1/14	12,705,000	[b]	13,219,171
Massachusetts Development Finance Agency,
Recovery Zone Facility Revenue (Dominion
Energy Brayton Point Issue) (Prerefunded)	2.25	9/1/16	5,000,000	[b]	5,212,600
Massachusetts Development Finance Agency,
Revenue (Brandeis University Issue)	3.00	10/1/13	1,140,000		1,142,702

50

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Development Finance Agency,
Revenue (UMass Memorial Issue)	4.00	7/1/14	4,525,000	4,638,668
Massachusetts Health and Educational Facilities
Authority, Revenue (Amherst College Issue)	1.00	11/1/14	1,850,000	1,867,594
Massachusetts Health and Educational Facilities
Authority, Revenue (Amherst College Issue)	1.70	11/1/16	2,915,000	2,949,543
Massachusetts Health and Educational Facilities
Authority, Revenue (Partners HealthCare System Issue)	5.00	7/1/14	1,600,000	1,661,840
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	6.13	10/1/14	1,000,000	1,052,720
Massachusetts Municipal Wholesale Electric Company,
Power Supply Project Revenue (Project Number 6 Issue)	5.00	7/1/16	4,160,000	4,615,478
Michigan—2.8%
Detroit School District, School Building and
Site Improvement Bonds (GO— Unlimited Tax)	5.00	5/1/16	1,490,000	1,611,539
Michigan Finance Authority, Unemployment
Obligation Assessment Revenue	5.00	7/1/17	10,000,000	11,430,700
Michigan Hospital Finance Authority, Project Revenue
(Ascension Health Senior Credit Group)	1.50	3/1/17	12,000,000	11,883,240
Michigan State Building Authority, Revenue (Facilities Program)	5.00	10/15/16	3,500,000	3,876,005
Wayne County Airport Authority, Airport Revenue
(Detroit Metropolitan Wayne County Airport)
(Insured; Assured Guaranty Corp.)	4.75	12/1/18	4,000,000	4,244,040
Minnesota—.9%
Minnesota, GO	5.00	8/1/16	5,200,000	5,841,212
Minnesota, GO (Various Purpose)	5.00	8/1/15	4,000,000	4,352,400
Missouri—.3%
Missouri State Environmental Improvement and Energy Resources
Authority, EIR (Kansas City Power and Light Company Project)	2.88	7/2/18	3,400,000	3,372,596
Nebraska—.2%
Lincoln, GO	4.00	12/1/15	2,035,000	2,195,684
Nevada—3.8%
Clark County, Limited Tax GO Public Safety Bonds
(Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,016,200
Clark County, Passenger Facility Charge Revenue
(Las Vegas-McCarran International Airport)	5.00	7/1/14	2,500,000	2,594,925
Clark County School District, Limited Tax GO	5.00	6/15/16	10,000,000	11,101,800
Clark County School District, Limited Tax GO
(Insured; National Public Finance Guarantee Corp.)	5.00	6/15/15	6,800,000	7,329,448
Clark County School District, Limited Tax GO
(Insured; National Public Finance Guarantee Corp.)	5.25	6/15/15	4,075,000	4,410,372
Las Vegas Convention and Visitors Authority,
Revenue (Insured; AMBAC)	5.00	7/1/16	3,500,000	3,770,060

The Funds 51

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Las Vegas Valley Water District, GO
(Additionally Secured by Pledged Revenues)	5.00	6/1/17	13,640,000		14,667,638
Las Vegas Valley Water District, GO (Additionally Secured by
Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/14	450,000		465,948
New Hampshire—1.6%
New Hampshire, Turnpike System Revenue	4.00	10/1/14	5,315,000		5,526,909
New Hampshire, Turnpike System Revenue	5.00	10/1/15	5,565,000		6,070,636
New Hampshire, Turnpike System Revenue	5.00	2/1/17	6,000,000		6,744,300
New Hampshire Business Finance Authority,
SWDR (Waste Management, Inc. Project)	2.13	6/1/18	1,000,000		957,410
New Jersey—4.3%
New Jersey, GO	5.00	8/15/15	10,000,000		10,884,800
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/14	2,935,000		3,055,452
New Jersey Economic Development Authority,
Exempt Facilities Revenue (Waste Management
of New Jersey, Inc. Project)	2.20	11/1/13	2,000,000		2,003,400
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	3/1/17	4,475,000		5,028,871
New Jersey Economic Development Authority,
School Facilities Construction Revenue (Insured; AMBAC)	5.00	9/1/17	5,000,000		5,396,100
New Jersey Educational Facilities Authority,
Revenue (Princeton University)	5.00	7/1/14	2,185,000		2,273,427
New Jersey Sports and Exposition Authority,
State Contract Bonds	5.00	9/1/16	1,665,000		1,854,693
New Jersey Transportation Trust Fund
Authority (Transportation System)	5.00	6/15/15	1,800,000		1,943,172
New Jersey Transportation Trust Fund
Authority (Transportation System)	5.00	6/15/16	2,000,000		2,224,460
New Jersey Transportation Trust Fund Authority
(Transportation System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	12/15/14	2,820,000		3,018,754
New Jersey Transportation Trust Fund Authority
(Transportation System) (Insured; National
Public Finance Guarantee Corp.) (Prerefunded)	5.25	6/15/15	5,000,000	[b]	5,428,650
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/19	6,885,000		7,869,073
New Mexico—.5%
New Mexico Educational Assistance
Foundation, Education Loan Revenue	0.98	12/1/20	2,515,000	[a]	2,501,671
New Mexico Finance Authority, Subordinate Lien
Public Project Revolving Fund Revenue (Insured;
National Public Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,929,401
New York—9.9%
Long Island Power Authority, Electric System General Revenue	5.00	5/1/15	5,400,000		5,746,950

52

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/13	11,125,000		11,230,799
Nassau County, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/16	4,595,000		5,097,417
Nassau County Interim Finance Authority,
Sales Tax Secured Revenue	4.00	11/15/15	7,820,000		8,426,128
Nassau Health Care Corporation, RAN
(Insured; Assured Guaranty Municipal Corp.)	2.25	12/15/13	7,500,000		7,541,775
New York City, GO	5.00	8/1/14	4,000,000		4,177,280
New York City, GO	5.00	8/1/15	1,000,000		1,086,820
New York City, GO	5.25	8/1/16	4,670,000		4,874,172
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.00	11/1/14	10,000,000		10,558,900
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	11/1/14	240,000		241,063
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/16	2,590,000		2,928,513
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/16	765,000		859,653
New York State Dormitory Authority, Revenue
(Mental Health Services Facilities Improvement)	5.00	8/15/15	5,000		5,443
New York State Dormitory Authority, Revenue
(Mental Health Services Facilities Improvement)	5.00	8/15/15	995,000		1,080,182
New York State Dormitory Authority, Revenue
(School Districts Revenue Financing Program)
(Insured; National Public Finance Guarantee Corp.)	5.75	10/1/17	25,000		25,115
New York State Dormitory Authority, State
Personal Income Tax Revenue (General Purpose)	5.00	8/15/15	11,380,000		12,390,203
New York State Dormitory Authority, Third General Resolution
Revenue (State University Educational Facilities Issue)	4.00	5/15/17	4,825,000		5,289,889
New York State Environmental Facilities Corporation,
SWDR (Waste Management, Inc. Project)	2.75	7/1/17	2,000,000		1,974,460
New York State Thruway Authority, Second General Highway and
Bridge Trust Fund Bonds (Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000	[b]	1,516,403
New York State Urban Development Corporation,
Correctional Capital Facilities Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/14	375,000		381,405
New York State Urban Development Corporation,
Service Contract Revenue	5.00	1/1/15	5,610,000		5,953,893
Port Authority of New York and New Jersey
(Consolidated Bonds, 139th Series) (Insured;
National Public Finance Guarantee Corp. )	5.00	10/1/16	5,000,000		5,378,450
Rockland County, GO Notes, RAN	1.75	6/27/14	10,000,000		10,049,200
Tobacco Settlement Financing Corporation of
New York, Asset-Backed Revenue Bonds
(State Contingency Contract Secured)	5.00	6/1/14	3,000,000		3,107,010

The Funds 53

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	4.00	11/15/16	2,500,000		2,742,450
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	5.00	11/15/16	1,900,000		2,152,586
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		3,880,275
North Carolina—1.3%
Charlotte, Water and Sewer System Revenue	3.00	12/1/14	1,250,000		1,292,987
North Carolina Medical Care Commission, Health Care
Facilities Revenue (Wake Forest Baptist Obligated Group)	0.80	12/1/17	2,500,000	[a]	2,486,250
Wake County, GO	4.00	2/1/15	10,560,000		11,112,922
Ohio—3.3%
Cleveland, GO (Various Purpose) (Insured; AMBAC)	5.25	10/1/14	5,050,000		5,313,458
Cleveland, Water Revenue	5.00	1/1/16	3,000,000		3,303,510
Ohio, Common Schools GO Bonds	5.00	9/15/16	5,780,000		6,509,263
Ohio, GO Highway Capital Improvements Bonds
(Full Faith and Credit/Highway User Receipts)
(Buckeye Savers Bond Program)	5.00	5/1/16	4,650,000		5,173,962
Ohio Building Authority, State Facilities Revenue
(Administrative Building Fund Projects)
(Insured; National Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000		4,030,723
Ohio Water Development Authority,
Drinking Water Assistance Fund Revenue	5.00	12/1/17	1,925,000		2,221,797
Ohio Water Development Authority, Solid Waste
Revenue (Waste Management, Inc. Project)	2.25	11/2/15	6,000,000		6,032,940
Ohio Water Development Authority, SWDR
(Waste Management Project)	2.25	7/1/16	1,000,000		1,003,000
Ohio Water Development Authority,
Water Pollution Control Loan Fund Notes	0.46	7/15/15	5,000,000	[a]	5,000,900
Oklahoma—.3%
Oklahoma Capitol Improvement Authority,
State Highway Capital Improvement Revenue	4.00	10/1/16	2,960,000		3,248,600
Oregon—.4%
Oregon Department of Transportation,
Highway User Tax Revenue (Prerefunded)	5.25	11/15/14	4,375,000	[b]	4,641,481
Pennsylvania—4.7%
Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)	5.00	5/15/14	2,875,000		2,968,869
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	5.00	11/1/13	3,035,000		3,058,643
Chester County Industrial Development Authority, Student Housing
Revenue, BAN (University Student Housing, LLC Project at
West Chester University of Pennsylvania)	1.60	2/1/15	2,600,000		2,611,544

54

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Jim Thorpe Area School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.30	3/15/16	1,000,000	1,041,220
Monroeville Finance Authority, Revenue
(University of Pittsburgh Medical Center)	4.00	2/15/16	1,000,000	1,069,700
Pennsylvania, GO	5.00	7/15/14	6,740,000	7,025,843
Pennsylvania, GO	5.00	9/1/16	5,000,000	5,230,900
Pennsylvania Economic Development Financing
Authority, SWDR (Waste Management, Inc. Project)	1.75	12/1/15	2,000,000	1,986,400
Pennsylvania Economic Development Financing
Authority, Unemployment Compensation Revenue	5.00	7/1/16	10,000,000	11,202,300
Philadelphia, Airport Revenue	5.00	6/15/15	1,000,000	1,070,190
Philadelphia, Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/17	3,690,000	4,202,467
Pittsburgh, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/13	5,000,000	5,000,650
State Public School Building Authority, College Revenue
(Northampton County Area Community College Project)	4.00	3/1/14	2,165,000	2,202,173
State Public School Building Authority, School
Revenue (Chester Upland School District Project)
(Insured; Assured Guaranty Municipal Corp.)	4.00	9/15/14	1,810,000	1,873,422
Woodland Hills School District, GO	5.00	9/1/17	5,010,000	5,632,643
South Carolina—.5%
Piedmont Municipal Power Agency, Electric Revenue	5.00	1/1/15	2,000,000	2,116,500
Piedmont Municipal Power Agency, Electric Revenue	5.00	1/1/17	1,060,000	1,185,038
South Carolina Jobs-Economic Development Authority,
EDR (Waste Management of South Carolina, Inc. Project)	2.88	2/1/15	2,100,000	2,142,168
Tennessee—2.1%
Memphis-Shelby County Airport Authority, Airport Revenue	5.00	7/1/16	4,105,000	4,504,252
Memphis-Shelby County Airport Authority, Airport Revenue	5.00	7/1/17	4,905,000	5,442,931
Memphis-Shelby County Airport Authority, Airport Revenue	5.38	7/1/18	3,175,000	3,575,241
Metropolitan Government of Nashville and
Davidson County, GO Improvement Bonds	5.00	7/1/16	5,750,000	6,441,323
Metropolitan Government of Nashville and Davidson
County, Subordinate Lien Water and Sewer Revenue	5.00	7/1/16	1,250,000	1,392,813
Tennessee, GO	5.00	8/1/16	3,100,000	3,486,105
Texas—8.1%
Frisco Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/15	1,000,000	1,089,650
Grand Parkway Transportation Corporation, Grand Parkway
System Subordinate Tier Toll Revenue (Toll Equity
Loan Agreement—Interim Construction Financing)	2.00	2/15/14	13,000,000	13,090,610
Gulf Coast Waste Disposal Authority, Environmental Facilities
Revenue (BP Products North America, Inc. Project)	2.30	9/3/13	4,000,000	4,000,600

The Funds 55

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Harris County, Toll Road Senior Lien Revenue (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	5.00	8/15/14	1,500,000	[b]	1,569,045
Houston, Combined Utility System First Lien Revenue	5.00	11/15/16	3,750,000		4,246,575
Houston Convention and Entertainment Facilities
Department, Hotel Occupancy Tax and Special Revenue	4.88	9/1/17	5,000,000		5,467,650
Houston Independent School District, Limited Tax Schoolhouse
Bonds (Permament School Fund Guarantee Program)	1.50	6/1/15	10,000,000		10,129,400
Houston Independent School District, Limited Tax Schoolhouse
Bonds (Permament School Fund Guarantee Program)	2.00	6/1/16	6,000,000		6,148,200
Katy Independent School District, Unlimited Tax Bonds
(Permament School Fund Guarantee Program)	1.60	8/15/17	2,000,000		2,000,160
Katy Independent School District, Unlimited Tax Bonds
(Permament School Fund Guarantee Program)	5.00	8/15/17	4,000,000		4,548,720
Lower Colorado River Authority, Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.88	5/15/15	1,070,000		1,074,858
North Central Texas Health Facilities Development
Corporation, HR (Children’s Medical Center of Dallas Project)	5.00	8/15/17	1,000,000		1,130,890
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee Program)	1.35	6/1/18	12,500,000		12,143,625
Plano, GO	5.25	9/1/14	1,225,000		1,286,961
Richardson Independent School District, Unlimited Tax Bonds
(Permanent School Fund Guarantee Program)	4.00	2/15/15	1,000,000		1,053,690
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/16	2,320,000		2,570,815
San Antonio, Electric and Gas Systems Junior Lien Revenue	2.00	12/1/16	3,000,000		3,086,340
Tarrant Regional Water District, A Water Control
and Improvement District, Water Revenue	5.00	3/1/15	1,650,000		1,764,956
Tarrant Regional Water District, A Water Control
and Improvement District, Water Revenue	5.00	3/1/16	1,500,000		1,662,135
Texas Municipal Gas Acquisition and Supply
Corporation I, Gas Supply Revenue	5.00	12/15/13	720,000		728,568
Texas Municipal Power Agency, Revenue
(Insured; National Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	[c]	4,975,400
Texas Public Finance Authority, GO	5.00	10/1/14	2,000,000		2,104,880
Texas Public Finance Authority, Unemployment
Compensation Obligation Assessment Revenue	5.00	7/1/15	6,000,000		6,501,480
Trinity River Authority,
Regional Wastewater System Revenue	5.00	8/1/15	3,280,000		3,558,833

56

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utah—.2%
Timpanogos Special Service District, Sewer Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/14	1,775,000		1,837,622
Virginia—2.4%
Roanoke Economic Development Authority, HR
(Carilion Clinic Obligated Group)	5.00	7/1/15	2,000,000		2,152,200
Tobacco Settlement Financing Corporation of Virginia,
Tobacco Settlement Asset-Backed Bonds (Prerefunded)	5.63	6/1/15	12,500,000	[b]	13,626,500
Virginia College Building Authority, Educational Facilities
Revenue (Public Higher Education Financing Program)	5.00	9/1/16	5,000,000		5,625,500
Virginia Commonwealth Transportation Board,
Federal Transportation Grant Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,128,430
Virginia Public Building Authority, Public Facilities Revenue	5.00	8/1/15	5,000,000		5,437,100
Washington—.4%
Energy Northwest, Electric Revenue (Project 1)	5.25	7/1/16	2,500,000		2,815,075
Energy Northwest, Electric Revenue (Project 3)	5.00	7/1/16	2,255,000		2,523,413
West Virginia—.2%
West Virginia Economic Development Authority, PCR
(Appalachian Power Company—Amos Project)	4.85	9/4/13	1,000,000		1,000,340
West Virginia Economic Development Authority, PCR
(Appalachian Power Company—Amos Project)	4.85	9/4/13	1,600,000		1,600,544
Wisconsin—.1%
Wisconsin Health and Educational Facilities Authority,
Revenue (Ascension Health Alliance Senior Credit Group)	4.00	3/1/18	1,500,000		1,624,215
U.S. Related—2.0%
A.B. Won International Airport
Authority of Guam, General Revenue	3.00	10/1/14	2,000,000		2,021,800
A.B. Won International Airport
Authority of Guam, General Revenue	5.00	10/1/16	2,500,000		2,659,175
Puerto Rico Commonwealth, Public Improvement GO	5.50	7/1/17	1,795,000		1,795,808
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/13	3,530,000		3,539,708
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/14	5,520,000		5,566,754
Puerto Rico Highways and Transportation
Authority, Transportation Revenue	5.00	7/1/17	5,385,000		5,295,447
Puerto Rico Highways and Transportation
Authority, Transportation Revenue (Insured; FGIC)	5.25	7/1/14	465,000		466,460
University of Puerto Rico, University System Revenue	5.00	6/1/14	2,930,000		2,935,831
Total Long-Term Municipal Investments
(cost $1,117,845,167)					1,121,006,775

The Funds 57

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investments—5.5%	Rate (%)	Date	Amount ($)		Value ($)
California—.1%
California Pollution Control Financing Authority,
SWDR (Waste Management, Inc. Project)	0.85	5/1/14	1,700,000		1,695,495
Colorado—.2%
Colorado Educational and Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) (LOC; TD Bank)	0.06	9/3/13	1,350,000	[d]	1,350,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; JPMorgan Chase Bank)	0.06	9/3/13	100,000	[d]	100,000
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; TD Bank)	0.06	9/3/13	1,000,000	[d]	1,000,000
Florida—.3%
Orange County School Board, COP (Master Lease
Purchase Agreement) (LOC; Wells Fargo Bank)	0.06	9/3/13	3,900,000	[d]	3,900,000
Illinois—.3%
Chicago, GO Notes, Refunding (LOC; Barclays Bank PLC)	0.06	9/3/13	3,600,000	[d]	3,600,000
Indiana—.3%
Indianapolis, Thermal Energy System First Lien Revenue	0.73	8/1/14	4,000,000		4,000,480
Iowa—.7%
Iowa Finance Authority, Educational Facilities Revenue
(Holy Family Catholic Schools Project) (LOC; Wells Fargo Bank)	0.06	9/3/13	1,100,000	[d]	1,100,000
Iowa Finance Authority, Health Facilities Revenue (Great River
Medical Center Project) (LOC; JPMorgan Chase Bank)	0.07	9/3/13	4,905,000	[d]	4,905,000
Iowa Finance Authority, Private College Revenue,
Refunding (Drake University Project) (LOC; Wells Fargo Bank)	0.06	9/3/13	2,400,000	[d]	2,400,000
Kentucky—.1%
Trimble County, Lease Program Revenue (Kentucky
Association of Counties Leasing Trust) (LOC; U.S. Bank NA)	0.05	9/3/13	1,600,000	[d]	1,600,000
Massachusetts—1.1%
Massachusetts, GO Notes, Refunding	0.35	9/7/13	6,000,000	[d]	5,981,580
Massachusetts, GO Notes, Refunding	0.59	9/7/13	3,700,000	[d]	3,700,000
Massachusetts Water Resources Authority,
Subordinated General Revenue, Refunding
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.07	9/3/13	3,400,000	[d]	3,400,000
Michigan—.3%
Michigan Finance Authority, State Aid Revenue
Notes (School District of the City of Detroit)	4.38	8/20/14	3,500,000		3,521,140

58

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi—.6%
Jackson County, Port Facility Revenue,
Refunding (Chevron U.S.A. Inc. Project)	0.05	9/3/13	1,600,000	[d]	1,600,000
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.05	9/3/13	5,000,000	[d]	5,000,000
Vermont—.2%
Vermont Educational and Health Buildings Financing
Agency, HR (Northeastern Vermont Regional
Hospital Project) (LOC; TD Bank)	0.06	9/3/13	2,030,000	[d]	2,030,000
Virginia—.1%
King George County Economic Development
Authority, SWDR (King George Landfill, Inc. Project)	0.85	5/1/14	1,500,000		1,494,615
Washington—.3%
Washington Health Care Facilities Authority, Revenue
(MultiCare Health System) (LOC; Barclays Bank PLC)	0.07	9/3/13	3,255,000	[d]	3,255,000
Wisconsin—.9%
Wisconsin Health and Educational Facilities Authority,
Revenue (Edgewood College) (LOC; U.S. Bank NA)	0.06	9/3/13	2,500,000	[d]	2,500,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Fort Healthcare, Inc.) (LOC; JPMorgan Chase Bank)	0.07	9/3/13	7,600,000	[d]	7,600,000
Total Short-Term Municipal Investments
(cost $65,740,000)					65,733,310

Total Investments (cost $1,183,585,167)	100.0%	1,186,740,085
Liabilities, Less Cash and Receivables	(.0%)	(273,245)
Net Assets	100.0%	1,186,466,840

a Variable rate security—interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Funds 59

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	19.4
AA		Aa		AA	40.0
A		A		A	27.2
BBB		Baa		BBB	6.3
F1		MIG1/P1		SP1/A1	5.4
F2		VMIG2/MIG2/P2		SP2/A2	.5
Not Rated[e]		Not Rated[e]		Not Rated[e]	1.2
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

60

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Long-Term Municipal	Coupon	Maturity	Principal
Investments—95.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.6%
Jefferson County, Limited Obligation School Warrants	5.25	1/1/15	2,500,000		2,488,200
Jefferson County, Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,453,065
Arizona—1.7%
Phoenix Civic Improvement Corporation,
Junior Lien Airport Revenue	5.00	7/1/29	5,000,000		5,074,850
University Medical Center Corporation, HR	5.25	7/1/15	1,160,000		1,199,788
California—3.0%
Agua Caliente Band, Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	[a]	1,454,070
Alameda Corridor Transportation Authority,
Subordinate Lien Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,155,820
California, GO (Various Purpose)	6.50	4/1/33	1,000,000		1,163,660
Foothill/Eastern Transportation Corridor Agency, Toll Road
Revenue (Insured; National Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000		6,054,300
Colorado—1.6%
Northwest Parkway Public Highway Authority,
Revenue (Insured; AMBAC) (Prerefunded)	5.70	6/15/16	5,000,000	[b]	5,675,800
Florida—1.3%
Lake County School Board, COP
(Master Lease Purchase Agreement)	5.00	6/1/27	1,620,000		1,658,135
Miami-Dade County School Board, COP (Master Lease Purchase
Agreement) (Insured; National Public Finance Guarantee Corp.)	5.00	5/1/25	3,000,000		3,133,350
Georgia—.7%
Monroe County Development Authority, PCR
(Oglethorpe Power Corporation Scherer Project)	2.40	4/1/20	2,500,000		2,375,625
Illinois—.3%
Illinois, GO (Insured; National Public Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,117,050
Massachusetts—.1%
Massachusetts Housing Finance Agency, Housing Revenue	5.13	12/1/34	350,000		343,420
Michigan—.6%
Detroit City School District, School Buildings and
Site Improvement Bonds (Insured; FGIC)	5.25	5/1/17	2,000,000		2,203,760
New York—.7%
New York City, GO	5.00	8/1/31	2,500,000		2,594,975
Ohio—.9%
Ohio, HR (Cleveland Clinic Health System Obligated Group)	5.00	1/1/25	3,000,000		3,230,430
Pennsylvania—73.7%
Allegheny County Airport Authority, Airport Revenue (Pittsburgh
International Airport) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,109,660
Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)	5.00	10/15/22	1,250,000		1,377,562

The Funds 61

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/24	5,000,000		5,443,400
Allegheny County Sanitary Authority, Sewer Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	12/1/18	2,560,000		2,785,997
Allegheny County Sanitary Authority, Sewer Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	12/1/21	4,815,000		5,211,948
Allentown School District, GO	5.00	2/15/22	5,875,000		6,507,444
Beaver County Hospital Authority, Revenue
(Heritage Valley Health System, Inc.)	5.00	5/15/19	1,205,000		1,355,480
Beaver County Hospital Authority, Revenue
(Heritage Valley Health System, Inc.)	5.00	5/15/23	1,370,000		1,474,353
Beaver County Hospital Authority, Revenue
(Heritage Valley Health System, Inc.)	5.00	5/15/25	1,250,000		1,307,875
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	5.00	11/1/19	2,000,000		2,259,300
Bucks County, GO	4.00	12/1/19	1,000,000		1,111,890
Bucks County, GO	5.00	6/1/23	1,955,000		2,214,213
Central Bucks School District, GO (Prerefunded)	5.00	5/15/18	5,000,000	[b]	5,818,550
Central Dauphin School District, GO (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	6.75	2/1/16	5,000,000	[b]	5,725,000
Central Dauphin School District, GO (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	7.00	2/1/16	1,630,000	[b]	1,876,114
Chester County, GO	5.00	8/15/18	4,545,000		4,932,870
Chester County, GO	5.00	7/15/25	3,060,000		3,331,759
Chester County, GO (Prerefunded)	5.00	7/15/19	1,940,000	[b]	2,287,978
Commonwealth Financing Authority of Pennsylvania, Revenue	5.00	6/1/24	5,000,000		5,415,550
Delaware County Authority, University
Revenue (Villanova University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,312,419
Downingtown Area School District, GO	5.00	11/1/18	2,010,000		2,336,645
Easton Area School District, GO
(Insured; Assured Guaranty Municipal Corp.)	7.50	4/1/18	1,000,000		1,161,230
Easton Area School District, GO
(Insured; Assured Guaranty Municipal Corp.)	7.50	4/1/21	3,000,000		3,431,490
Easton Area School District, GO
(Insured; Assured Guaranty Municipal Corp.)	7.50	4/1/22	3,000,000		3,431,490
Easton Area School District, GO
(Insured; Assured Guaranty Municipal Corp.)	5.50	4/1/23	2,260,000		2,588,875
Erie County, GO (Insured;
National Public Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		1,924,376
Greater Johnstown School District, GO
(Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/23	3,545,000		3,850,756
Lower Merion School District, GO	5.00	5/15/18	4,735,000		5,493,831
Lower Merion School District, GO	5.00	9/1/22	2,980,000		3,376,519

62

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Montgomery County, GO	5.00	12/15/17	2,025,000		2,335,696
Montgomery County, GO	5.00	12/15/24	2,890,000		3,186,601
Montgomery County Industrial Development Authority,
FHA Insured Mortgage Revenue (New Regional
Medical Center Project)	5.50	8/1/25	1,000,000		1,081,740
Pennsylvania, GO	5.00	4/1/20	5,000,000		5,804,900
Pennsylvania, GO	5.00	7/1/20	10,000,000		11,633,500
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue (Amtrak Project)	5.00	11/1/26	1,000,000		1,020,820
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue (Amtrak Project)	5.00	11/1/27	1,535,000		1,560,113
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue (Amtrak Project)	5.00	11/1/32	2,425,000		2,360,689
Pennsylvania Economic Development Financing Authority,
Governmental LR (Forum Place Project)	5.00	3/1/25	1,000,000		1,069,530
Pennsylvania Economic Development Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	5,000,000		5,734,750
Pennsylvania Economic Development Financing Authority,
Unemployment Compensation Revenue	5.00	1/1/22	5,000,000		5,566,800
Pennsylvania Higher Educational Facilities Authority,
Revenue (Saint Joseph’s University)	5.00	11/1/25	2,010,000		2,115,726
Pennsylvania Higher Educational Facilities Authority,
Revenue (State System of Higher Education)	5.25	6/15/24	5,000,000		5,682,850
Pennsylvania Higher Educational Facilities Authority,
Revenue (State System of Higher Education)	5.00	6/15/30	1,875,000		1,942,144
Pennsylvania Higher Educational Facilities Authority,
Revenue (The Trustees of the University of Pennsylvania)	5.00	9/1/19	10,140,000		11,917,339
Pennsylvania Higher Educational Facilities Authority,
Revenue (Thomas Jefferson University) (Insured; AMBAC)	5.25	9/1/17	1,700,000		1,920,592
Pennsylvania Higher Educational Facilities Authority,
Revenue (Thomas Jefferson University) (Insured; AMBAC)	5.25	9/1/18	1,485,000		1,688,623
Pennsylvania Industrial Development Authority, EDR	5.00	7/1/19	3,000,000		3,437,400
Pennsylvania Industrial Development Authority, EDR	5.00	7/1/21	3,450,000		3,910,644
Pennsylvania Intergovernmental Cooperation Authority,
Special Tax Revenue (City of Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,772,218
Pennsylvania State University, GO	5.00	3/1/27	1,195,000		1,275,806
Pennsylvania State University, GO	5.00	3/1/28	2,980,000		3,123,249
Pennsylvania Turnpike Commission, Registration Fee
Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	7/15/24	2,500,000		2,784,350
Pennsylvania Turnpike Commission, Registration Fee
Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	7/15/25	5,000,000		5,507,800
Pennsylvania Turnpike Commission, Turnpike Revenue	1.21	12/1/19	2,000,000	[c]	2,011,280

The Funds 63

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured; AMBAC)	5.00	12/1/29	5,000,000	5,090,500
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	12/1/19	2,195,000	2,469,551
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,164,100
Pennsylvania Turnpike Commission, Turnpike
Subordinate Revenue (Insured; Assured Guaranty Corp.)	6.00	6/1/28	1,500,000	1,680,915
Philadelphia, Airport Revenue	5.00	6/15/20	1,750,000	1,917,632
Philadelphia, Airport Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.00	6/15/18	1,370,000	1,545,511
Philadelphia, Water and Wastewater Revenue	5.00	11/1/18	1,100,000	1,265,715
Philadelphia, Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/18	5,000,000	5,332,100
Philadelphia School District, GO	5.00	9/1/20	1,805,000	2,015,734
Philadelphia School District, GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,289,900
Pittsburgh, GO	5.00	9/1/25	2,000,000	2,116,340
Pittsburgh, GO	5.00	9/1/26	5,000,000	5,231,100
Pittsburgh School District GO
(Insured; Assured Guaranty Municipal Corp.)	5.50	9/1/16	4,000,000	4,505,720
Pittsburgh School District GO
(Insured; Assured Guaranty Municipal Corp.)	5.50	9/1/18	1,000,000	1,161,860
Pocono Mountain School District, GO
(Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/22	5,270,000	5,580,561
Saint Mary Hospital Authority, Health System
Revenue (Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,346,417
Saint Mary Hospital Authority, Health System
Revenue (Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,016,940
Saint Mary Hospital Authority, Health System
Revenue (Catholic Health East Issue)	5.00	11/15/22	1,500,000	1,600,485
Saint Mary Hospital Authority, Health System
Revenue (Catholic Health East Issue)	5.25	11/15/23	2,000,000	2,140,700
Southeastern Pennsylvania Transportation Authority,
Capital Grant Receipts Bonds (Federal Transit Administration
Section 5309 Fixed Guideway Modernization Formula Funds)	5.00	6/1/23	2,000,000	2,193,200
Southeastern Pennsylvania
Transportation Authority, Revenue	5.00	3/1/26	3,000,000	3,187,410
State Public School Building Authority, School Lease
Revenue (The School District of Philadelphia Project)	5.00	4/1/21	1,000,000	1,094,660
State Public School Building Authority, School Revenue
(Chester Upland School District Project) (Insured;
Assured Guaranty Municipal Corp.)	5.25	9/15/24	5,780,000	6,292,975
Susquehanna Area Regional Airport Authority,
Airport System Revenue	5.00	1/1/22	1,000,000	1,023,900

64

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Susquehanna Area Regional Airport Authority,
Airport System Revenue	5.00	1/1/23	1,500,000		1,523,400
Susquehanna Area Regional Airport Authority,
Airport System Revenue	5.00	1/1/27	2,500,000		2,501,675
University of Pittsburgh—of the Commonwealth System of
Higher Education, University Capital Project Bonds	5.50	9/15/21	2,500,000		2,874,600
University of Pittsburgh—of the Commonwealth System of
Higher Education, University Capital Project Bonds	5.00	9/15/28	1,580,000		1,694,961
West Mifflin Area School District, GO
(Insured; Assured Guaranty Municipal Corp.)	5.50	4/1/24	1,060,000		1,175,932
Westmoreland County, GO (Insured;
National Public Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	[d]	1,435,215
South Carolina—.7%
Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)	5.50	12/1/18	2,000,000		2,352,020
Texas—.3%
Katy Independent School District, Unlimited School Building
Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/29	1,000,000		1,073,200
Washington—.7%
King County Public Hospital District Number 1, Limited Tax GO	5.25	12/1/37	2,500,000		2,520,050
U.S. Related—7.4%
Guam, Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,613,070
Guam, LOR (Section 30)	5.63	12/1/29	1,000,000		1,024,490
Puerto Rico Commonwealth,
Public Improvement GO (Insured; AMBAC)	5.50	7/1/19	3,000,000		2,844,210
Puerto Rico Commonwealth,
Public Improvement GO (Insured; FGIC)	5.50	7/1/18	5,000,000		4,912,500
Puerto Rico Electric Power Authority, Power Revenue	5.38	7/1/24	2,000,000		1,660,900
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		5,057,600
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/15	1,870,000		1,882,679
Puerto Rico Infrastructure Financing Authority,
Revenue (Ports Authority Project)	6.00	12/15/26	2,500,000		2,120,375
Puerto Rico Infrastructure Financing
Authority, Special Tax Revenue	5.00	7/1/21	5,000,000		4,378,250
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,000,000	[e]	827,790
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.25	8/1/33	500,000	[e]	322,190
Total Long-Term Municipal Investments
(cost $339,165,788)					344,335,065

The Funds 65

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.7%	Rate (%)	Date	Amount ($)		Value ($)
Kentucky—.1%
Breckinridge County, Lease Program Revenue (Kentucky
Association of Counties Leasing Trust) (LOC; U.S. Bank NA)	0.05	9/3/13	400,000	[f]	400,000
Massachusetts—.1%
Massachusetts Health and Educational Facilities
Authority, Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Bank of America)	0.09	9/3/13	500,000	[f]	500,000
Missouri—.7%
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue (The Washington
University) (Liquidity Facility; JPMorgan Chase Bank)	0.04	9/3/13	2,600,000	[f]	2,600,000
Pennsylvania—1.6%
Pennsylvania Economic Development Financing Authority,
Revenue (Northwestern Human Services—Allegheny
Valley School, LLC Issue) (LOC; TD Bank)	0.06	9/3/13	5,800,000	[f]	5,800,000
Texas—.2%
Dallas Performing Arts Cultural Facilities Corporation,
Cultural Facility Revenue (Dallas Center for the Performing
Arts Foundation, Inc. Project) (LOC; JPMorgan Chase Bank)	0.05	9/3/13	600,000	[f]	600,000
Total Short-Term Municipal Investments
(cost $9,900,000)					9,900,000

Total Investments (cost $349,065,788)	98.0%	354,235,065
Cash and Receivables (Net)	2.0%	7,395,668
Net Assets	100.0%	361,630,733

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, this security was valued at $1,454,070 or .4% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate security—interest rate subject to periodic change.
[d] Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

66

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	9.9
AA		Aa		AA	45.9
A		A		A	30.3
BBB		Baa		BBB	7.7
BB		Ba		BB	.4
B		B		B	.7
F1		MIG1/P1		SP1/A1	2.8
Not Rated[g]		Not Rated[g]		Not Rated[g]	2.3
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Funds 67

STATEMENT OF FINANCIAL FUTURES

August 31, 2013

		Market Value		Unrealized
BNY Mellon Pennsylvania		Covered by		Appreciation
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2013 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(11,280,938)	September 2013	378,281

See notes to financial statements.

68

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Long-Term Municipal	Coupon	Maturity	Principal
Investments—93.3%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—85.2%
Barnstable, GO	4.00	9/15/21	580,000		639,148
Barnstable, GO	4.00	9/15/22	560,000		610,596
Boston, GO	4.00	4/1/18	3,000,000		3,334,410
Boston, GO	4.00	10/1/19	910,000		1,015,724
Boston, GO	5.00	4/1/20	5,000,000		5,878,250
Boston, GO	5.00	3/1/21	2,000,000		2,241,380
Boston Water and Sewer Commission, General Revenue	5.00	11/1/17	2,000,000		2,305,620
Boston Water and Sewer Commission, General Revenue	5.00	11/1/18	1,500,000		1,743,765
Boston Water and Sewer Commission, General Revenue	5.00	11/1/24	1,000,000		1,131,390
Boston Water and Sewer Commission, General Revenue	5.00	11/1/25	2,500,000		2,747,800
Boston Water and Sewer Commission, General Revenue	5.00	11/1/26	2,480,000		2,693,354
Brockton, GO (Municipal Purpose Loan) (Insured; AMBAC)	5.00	6/1/19	1,430,000		1,523,565
Everett, GO (Insured;
National Public Finance Guarantee Corp.)	5.38	12/15/17	1,250,000		1,325,450
Falmouth, GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		692,531
Falmouth, GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		665,089
Groton-Dunstable Regional School District, GO	5.00	9/1/20	725,000		827,747
Haverhill, GO (State Qualified Municipal Purpose Loan)
(Insured; National Public Finance Guarantee Corp.)	5.00	6/1/16	1,580,000		1,759,978
Haverhill, GO (State Qualified Municipal Purpose Loan)
(Insured; National Public Finance Guarantee Corp.)	5.00	6/1/18	505,000		557,778
Hopedale, GO (Insured; AMBAC)	5.00	11/15/19	650,000		692,556
Mansfield, GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,510,339
Massachusetts, GO	0.64	11/1/18	2,500,000	[a]	2,476,225
Massachusetts, GO	5.25	8/1/20	3,000,000		3,537,690
Massachusetts, GO	5.25	8/1/21	1,975,000		2,324,476
Massachusetts, GO	5.25	8/1/22	2,000,000		2,351,560
Massachusetts, GO	5.25	8/1/23	1,000,000		1,171,800
Massachusetts, GO (Consolidated Loan)	5.00	8/1/20	4,000,000		4,568,520
Massachusetts, GO (Consolidated Loan)	5.00	8/1/23	310,000		352,228
Massachusetts, GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,442,850
Massachusetts, GO (Consolidated Loan) (Insured;
Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	8/1/17	5,825,000	[b]	6,753,913
Massachusetts, GO (Consolidated Loan) (Insured; FGIC)	5.50	8/1/18	1,035,000		1,222,801
Massachusetts, GO (Consolidated Loan) (Prerefunded)	5.00	8/1/16	1,000,000	[b]	1,123,830
Massachusetts, GO (Insured; AMBAC)	5.50	10/1/18	225,000		266,789
Massachusetts, Special Obligation Dedicated Tax Revenue
(Insured; National Public Finance Guarantee Corp.)	2.66	1/1/16	3,540,000	[a]	3,702,982
Massachusetts Bay Transportation Authority,
Assessment Revenue	5.00	7/1/18	4,000,000		4,619,440

The Funds 69

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.50	7/1/16	105,000		119,144
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/18	1,250,000		1,461,838
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,500,000		2,945,600
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000		2,356,480
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000		2,853,671
Massachusetts Clean Energy Cooperative Corporation,
Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/26	2,965,000		3,206,559
Massachusetts College Building Authority, Project Revenue	5.00	5/1/23	1,000,000		1,113,390
Massachusetts Development Finance Agency,
Education Revenue (Dexter School Project)	5.00	5/1/23	1,400,000		1,462,482
Massachusetts Development Finance Agency,
Education Revenue (Dexter School Project)	5.00	5/1/24	1,465,000		1,514,151
Massachusetts Development Finance Agency,
Higher Education Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000		1,075,480
Massachusetts Development Finance Agency,
Higher Education Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000		1,126,307
Massachusetts Development Finance Agency,
Higher Education Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000		2,081,440
Massachusetts Development Finance Agency,
Recovery Zone Facility Revenue (Dominion
Energy Brayton Point Issue) (Prerefunded)	2.25	9/1/16	2,560,000	[b]	2,668,851
Massachusetts Development Finance Agency,
Revenue (Boston College Issue)	5.00	7/1/20	1,000,000		1,123,740
Massachusetts Development Finance Agency,
Revenue (College of the Holy Cross Issue)	5.00	9/1/21	1,800,000		2,034,864
Massachusetts Development Finance Agency,
Revenue (Curry College Issue) (Insured; ACA)	4.75	3/1/20	530,000		553,426
Massachusetts Development Finance Agency,
Revenue (Curry College Issue) (Insured; ACA)	5.25	3/1/26	1,000,000		1,012,300
Massachusetts Development Finance Agency,
Revenue (Curry College Issue) (Insured; ACA)	5.00	3/1/36	1,000,000		927,390
Massachusetts Development Finance Agency,
Revenue (Emerson College Issue)	4.00	1/1/14	225,000		227,275
Massachusetts Development Finance Agency,
Revenue (Harvard University Issue)	5.00	10/15/20	1,700,000		2,008,601
Massachusetts Development Finance Agency,
Revenue (Partners HealthCare System Issue)	5.00	7/1/25	1,825,000		1,952,367

70

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance Agency,
Revenue (Partners HealthCare System Issue)	5.00	7/1/26	2,000,000		2,119,500
Massachusetts Development Finance Agency, Revenue
(Southcoast Health System Obligated Group Issue)	4.00	7/1/20	530,000		569,824
Massachusetts Development Finance Agency, Revenue
(Southcoast Health System Obligated Group Issue)	5.00	7/1/27	500,000		521,890
Massachusetts Development Finance Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/23	3,675,000		4,062,198
Massachusetts Development Finance Agency,
Revenue (The Broad Institute Issue)	5.25	4/1/24	2,500,000		2,727,425
Massachusetts Development Finance Agency,
Revenue (The Park School Issue)	5.00	9/1/21	300,000		329,484
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	5.00	1/1/15	600,000		627,132
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	5.00	1/1/17	925,000		1,003,958
Massachusetts Development Finance Agency,
Revenue (UMass Memorial Issue)	5.00	7/1/17	2,500,000		2,760,950
Massachusetts Development Finance Agency,
Revenue (UMass Memorial Issue)	5.00	7/1/19	2,000,000		2,218,280
Massachusetts Development Finance Agency,
Revenue (Williams College Issue)	4.00	7/1/21	2,000,000		2,195,880
Massachusetts Development Finance Agency, Revenue
(Worcester City Campus Corporation Issue)
(University of Massachusetts Project)	4.00	10/1/17	730,000		807,183
Massachusetts Development Finance Agency, Revenue
(Worcester City Campus Corporation Issue)
(University of Massachusetts Project)	5.00	10/1/19	910,000		1,054,098
Massachusetts Development Finance Agency, Revenue
(Worcester City Campus Corporation Issue)
(University of Massachusetts Project)	5.00	10/1/20	905,000		1,048,361
Massachusetts Development Finance Agency, Revenue
(Worcester City Campus Corporation Issue)
(University of Massachusetts Project)	5.00	10/1/21	830,000		957,073
Massachusetts Development Finance Agency,
RRR (Waste Management, Inc. Project)	2.13	12/1/15	1,250,000		1,253,688
Massachusetts Development Finance Agency, SWDR
(Dominion Energy Brayton Point Issue) (Prerefunded)	5.75	5/1/19	2,000,000	[b]	2,415,020
Massachusetts Development Finance Agency,
SWDR (Waste Management, Inc. Project)	5.45	6/1/14	1,000,000		1,023,110
Massachusetts Health and Educational Facilities Authority,
Revenue (Berklee College of Music Issue)	5.00	10/1/24	2,155,000		2,308,048

The Funds 71

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and Educational Facilities Authority,
Revenue (Berklee College of Music Issue)	5.00	10/1/32	2,000,000	2,046,760
Massachusetts Health and Educational Facilities Authority,
Revenue (Berklee College of Music Issue)	5.00	10/1/37	3,250,000	3,264,137
Massachusetts Health and Educational Facilities
Authority, Revenue (Cape Cod Healthcare Obligated
Group Issue) (Insured; Assured Guaranty Corp.)	5.13	11/15/35	1,000,000	977,870
Massachusetts Health and Educational Facilities
Authority, Revenue (CareGroup Issue)	5.00	7/1/18	690,000	788,725
Massachusetts Health and Educational Facilities Authority,
Revenue (CareGroup Issue) (Capital Asset Program)
(Insured; National Public Finance Guarantee Corp.)	5.38	2/1/27	1,650,000	1,740,255
Massachusetts Health and Educational Facilities Authority,
Revenue (CareGroup Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,107,290
Massachusetts Health and Educational Facilities
Authority, Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000	1,442,408
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/22	2,750,000	3,031,077
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/27	2,000,000	2,122,520
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/37	2,500,000	2,480,700
Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University Issue)	5.00	12/15/25	2,500,000	2,797,400
Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University Issue)	5.00	12/15/27	3,230,000	3,551,256
Massachusetts Health and Educational Facilities Authority,
Revenue (Isabella Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000	1,543,696
Massachusetts Health and Educational Facilities Authority,
Revenue (Isabella Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,665,592
Massachusetts Health and Educational Facilities Authority,
Revenue (Isabella Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,055,260
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Eye and Ear Infirmary Issue)	5.00	7/1/14	500,000	515,005
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Eye and Ear Infirmary Issue)	5.00	7/1/15	500,000	529,830
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.50	7/1/22	1,800,000	2,189,106
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.00	7/1/23	3,335,000	3,918,091

72

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.00	7/1/38	1,000,000	1,034,280
Massachusetts Health and Educational Facilities Authority,
Revenue (Milford Regional Medical Center Issue)	5.00	7/15/22	500,000	506,775
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/24	2,495,000	2,693,053
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/24	1,000,000	1,089,630
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.63	10/1/29	3,000,000	3,280,230
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/30	3,000,000	3,084,540
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/16	95,000	95,343
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/18	1,500,000	1,670,925
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/21	1,235,000	1,363,761
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/22	250,000	271,447
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	7.50	10/1/22	1,000,000	1,199,140
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/29	1,800,000	1,999,566
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/39	1,500,000	1,659,990
Massachusetts Health and Educational Facilities
Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	2,100,000	2,256,534
Massachusetts Health and Educational Facilities
Authority, Revenue (Tufts University Issue)	5.25	8/15/23	1,000,000	1,137,880
Massachusetts Health and Educational Facilities
Authority, Revenue (Tufts University Issue)	5.38	8/15/38	2,000,000	2,175,200
Massachusetts Health and Educational Facilities
Authority, Revenue (UMass Memorial Issue)	5.25	7/1/25	2,000,000	2,028,060
Massachusetts Housing Finance Agency, Housing Revenue	4.00	6/1/19	3,195,000	3,329,701
Massachusetts Housing Finance Agency, Housing Revenue	5.13	12/1/34	200,000	196,240
Massachusetts Port Authority, Revenue	4.00	7/1/20	1,000,000	1,096,680
Massachusetts Port Authority, Revenue	5.00	7/1/28	2,500,000	2,680,850
Massachusetts Port Authority, Revenue (Insured; AMBAC)	5.00	7/1/19	5,000,000	5,386,300
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,528,040

The Funds 73

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/26	4,000,000		4,383,440
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/29	4,400,000		4,667,212
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/20	5,000,000		5,654,550
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.00	8/1/18	75,000		75,292
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000		2,976,461
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000		1,792,185
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.00	8/1/32	605,000		606,609
Massachusetts Water Pollution Abatement Trust,
State Revolving Fund Bonds	5.00	8/1/18	3,120,000		3,630,494
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue (MWRA Program)	5.75	8/1/29	155,000		155,507
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/19	2,475,000		2,877,286
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/27	5,000,000		5,433,200
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	8/1/19	1,405,000		1,611,071
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	8/1/21	935,000		1,066,377
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,340,000		2,656,462
Massachusetts Water Resources Authority,
General Revenue (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.25	8/1/17	95,000	[b]	110,150
Massachusetts Water Resources Authority,
General Revenue (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.25	8/1/17	65,000	[b]	75,366
Massachusetts Water Resources Authority,
General Revenue (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.25	8/1/17	160,000	[b]	185,515
Metropolitan Boston Transit Parking Corporation,
Systemwide Senior Lien Parking Revenue	5.00	7/1/25	1,000,000		1,073,630
Middleborough, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	12/15/16	1,000,000		1,127,500
Middleborough, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	12/15/18	1,275,000		1,423,091
Milton, GO School Bonds	5.00	3/1/23	500,000		532,440
Milton, GO School Bonds	5.00	3/1/24	500,000		532,205
Milton, GO School Bonds	5.00	3/1/25	500,000		531,970

74

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Northbridge, GO (Insured; AMBAC)	5.25	2/15/17	60,000	60,544
Pembroke, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,062,538
Randolph, GO (Insured; AMBAC)	5.00	9/1/24	490,000	514,554
Springfield Water and Sewer Commission,
General Revenue (Insured; AMBAC)	5.00	7/15/22	1,175,000	1,284,674
Springfield Water and Sewer Commission,
General Revenue (Insured; AMBAC)	5.00	7/15/23	1,235,000	1,331,552
University of Massachusetts Building Authority, Project Revenue	5.00	11/1/18	1,370,000	1,585,295
Waltham, GO (Municipal Purpose Loan)	5.00	2/1/19	1,195,000	1,384,981
Westwood, GO	4.00	6/1/18	1,105,000	1,228,274
Worcester, GO (Insured; National Public Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,054,810
Worcester, GO (Insured; National Public Finance Guarantee Corp.)	5.00	4/1/18	625,000	666,444
U.S. Related—8.1%
Guam, Business Privilege Tax Revenue	5.00	1/1/25	1,500,000	1,588,995
Guam, Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	535,535
Guam, LOR (Section 30)	5.63	12/1/29	1,000,000	1,024,490
Puerto Rico Commonwealth, Public Improvement GO	5.50	7/1/18	2,250,000	2,210,625
Puerto Rico Commonwealth, Public Improvement GO	5.25	7/1/22	1,500,000	1,282,890
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,158,143
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/19	1,000,000	959,720
Puerto Rico Electric Power Authority, Power Revenue	5.25	7/1/23	2,000,000	1,688,140
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	997,030
Puerto Rico Government Development Bank, Senior Notes	5.25	1/1/15	2,000,000	2,022,860
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/15	1,090,000	1,097,390
Puerto Rico Highways and Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,702,804
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Insured; FGIC)	5.25	7/1/15	305,000	305,869
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Insured; FGIC)	5.25	7/1/16	330,000	330,940
Puerto Rico Infrastructure Financing Authority,
Revenue (Ports Authority Project)	6.00	12/15/26	2,500,000	2,120,375
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue	5.00	7/1/20	2,260,000	2,033,435
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.75	7/1/22	1,780,000	1,579,056

The Funds 75

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,000,000	[c]	827,790
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.25	8/1/33	750,000	c	483,285
Total Long-Term Municipal Investments
(cost $292,433,306)					299,472,226

Short-Term Municipal Investments—6.0%
Massachusetts;
Massachusetts, GO Notes (Consolidated Loan)	0.40	9/7/13	3,500,000	[d]	3,476,970
Massachusetts, GO Notes (Consolidated Loan)	0.49	9/7/13	1,500,000	[d]	1,490,430
Massachusetts, GO Notes (Consolidated Loan)
(Liquidity Facility; Wells Fargo Bank)	0.04	9/3/13	4,200,000	[d]	4,200,000
Massachusetts Health and Educational Facilities
Authority, Revenue (Baystate Medical Center Issue)
(LOC; JPMorgan Chase Bank)	0.06	9/3/13	2,350,000	[d]	2,350,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Children’s Hospital Issue) (LOC; JPMorgan Chase Bank)	0.05	9/3/13	900,000	[d]	900,000
Massachusetts Health and Educational Facilities
Authority, Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Bank of America)	0.09	9/3/13	2,600,000	[d]	2,600,000
Massachusetts Health and Educational Facilities
Authority, Revenue (Tufts University Issue)
(Liquidity Facility; Bank of America)	0.04	9/3/13	4,200,000	[d]	4,200,000
Total Short-Term Municipal Investments
(cost $19,250,000)					19,217,400

Total Investments (cost $311,683,306)	99.3%	318,689,626
Cash and Receivables (Net)	.7%	2,211,582
Net Assets	100.0%	320,901,208

a Variable rate security—interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

76

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	18.3
AA		Aa		AA	44.7
A		A		A	17.0
BBB		Baa		BBB	15.5
F1		MIG1/P1		SP1/A1	4.5
					100.0

† Based on total investments.
See notes to financial statements.

The Funds 77

STATEMENT OF FINANCIAL FUTURES

August 31, 2013

		Market Value		Unrealized
BNY Mellon Massachusetts		Covered by		Apepreciation
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2013 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(8,774,063)	September 2013	294,219

See notes to financial statements.

78

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Long-Term Municipal	Coupon	Maturity	Principal
Investments—92.9%	Rate (%)	Date	Amount ($)		Value ($)
New York—85.7%
Albany County Airport Authority, Airport Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/23	1,500,000		1,608,270
Albany Industrial Development Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the City of Albany Project)	5.75	11/15/22	2,500,000		2,708,400
Buffalo, General Improvement GO	4.00	4/1/21	2,175,000		2,279,813
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured Revenue	5.00	12/1/24	2,000,000		2,222,020
Erie County Industrial Development Agency,
Revenue (City School District of the City of Buffalo Project)	5.00	5/1/17	2,500,000		2,829,475
Hempstead, Public Improvement GO	5.00	8/15/20	1,255,000		1,475,177
Long Island Power Authority, Electric System General Revenue	5.00	5/1/21	1,000,000		1,112,460
Long Island Power Authority, Electric System General Revenue	5.00	9/1/26	2,000,000		2,077,340
Long Island Power Authority, Electric System General
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	12/1/17	2,780,000		3,073,902
Long Island Power Authority, Electric System General
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000		1,103,300
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/29	1,550,000		1,624,477
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000		5,340,300
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/17	1,000,000		1,108,230
Metropolitan Transportation Authority, Transportation Revenue	6.25	11/15/23	300,000		355,365
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/28	2,375,000		2,470,807
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	1,190,000		1,220,500
Metropolitan Transportation Authority, Transportation
Revenue (Insured; Assured Guaranty Municipal Corp.)	0.37	11/1/22	2,500,000	[a]	2,412,500
Monroe County Industrial Development Corporation,
Revenue (Saint John Fisher College Project)	5.00	6/1/17	1,740,000		1,907,910
Nassau County, General Improvement GO	4.00	10/1/16	1,545,000		1,678,117
Nassau County, General Improvement GO	5.00	10/1/18	1,310,000		1,495,051
Nassau County, GO	5.00	10/1/20	2,000,000		2,220,060
Nassau County, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/22	1,000,000		1,107,360
Nassau County Sewer and Storm Water Finance Authority, System
Revenue (Insured; Berkshire Hathaway Assurance Corporation)	5.38	11/1/28	1,000,000		1,096,880
New York City, GO	5.00	8/1/17	1,535,000		1,752,755
New York City, GO	5.00	8/1/18	1,000,000		1,110,160
New York City, GO	5.13	12/1/22	1,000,000		1,114,480
New York City, GO	5.25	9/1/23	1,000,000		1,121,220
New York City Industrial Development Agency, Civic Facility
Revenue (United Jewish Appeal—Federation of Jewish
Philanthropies of New York, Inc. Project)	5.00	7/1/27	1,250,000		1,281,587

The Funds 79

STATEMENT OF INVESTMENTS (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial Development Agency, PILOT
Revenue (Queens Baseball Stadium Project)
(Insured; Assured Guaranty Corp.)	6.50	1/1/46	325,000	349,131
New York City Industrial Development Agency,
PILOT Revenue (Yankee Stadium Project)
(Insured; Assured Guaranty Corp.)	7.00	3/1/49	1,000,000	1,157,120
New York City Industrial Development Agency, Special
Revenue (New York City—New York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,099,910
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution Revenue	5.00	6/15/20	2,500,000	2,841,725
New York City Transitional Finance Authority,
Building Aid Revenue	5.25	1/15/25	1,545,000	1,744,877
New York City Transitional Finance Authority,
Building Aid Revenue	5.25	1/15/27	1,650,000	1,830,197
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.50	11/15/17	5,000	5,022
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/18	1,750,000	2,029,545
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/20	1,000,000	1,165,370
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	8/1/22	255,000	283,713
New York City Transitional Finance Authority,
Future Tax Subordinate Revenue	5.25	11/1/27	3,000,000	3,294,330
New York City Trust for Cultural Resources,
Revenue (Lincoln Center for the Performing Arts, Inc.)	5.75	12/1/16	1,000,000	1,136,400
New York City Trust for Cultural Resources,
Revenue (The Juilliard School)	5.00	1/1/34	2,000,000	2,059,560
New York City Trust for Cultural Resources,
Revenue (The Juilliard School)	5.00	1/1/39	2,500,000	2,535,825
New York City Trust for Cultural Resources,
Revenue (The Museum of Modern Art)	5.00	4/1/25	1,150,000	1,254,937
New York City Trust for Cultural Resources,
Revenue (The Museum of Modern Art)	5.00	4/1/31	1,965,000	2,086,221
New York City Trust for Cultural Resources,
Revenue (Whitney Museum of American Art)	5.00	7/1/21	4,000,000	4,443,960
New York Liberty Development Corporation,
Liberty Revenue (7 World Trade Center Project)	5.00	9/15/29	5,000,000	5,211,600
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters Issue)	5.00	10/1/15	3,175,000	3,352,895
New York Local Government Assistance
Corporation, Senior Lien Revenue	5.00	4/1/18	2,500,000	2,810,475

80

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York Local Government Assistance
Corporation, Subordinate Lien Revenue	5.00	4/1/17	1,150,000	1,311,322
New York Local Government Assistance
Corporation, Subordinate Lien Revenue	5.00	4/1/19	2,500,000	2,907,500
New York State, GO	5.00	3/1/19	1,000,000	1,108,430
New York State, GO	5.00	2/15/26	2,600,000	2,894,450
New York State Dormitory Authority, Consolidated
Fifth General Resolution Revenue (City University System)	5.00	7/1/19	1,000,000	1,109,570
New York State Dormitory Authority, Consolidated
Revenue (City University System) (Insured;
National Public Finance Guarantee Corp.)	5.75	7/1/18	2,370,000	2,584,295
New York State Dormitory Authority, LR
(State University Dormitory Facilities Issue)	5.00	7/1/18	1,000,000	1,057,250
New York State Dormitory Authority,
Mental Health Services Facilities Improvement
Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/17	1,460,000	1,641,580
New York State Dormitory Authority,
Mental Health Services Facilities Improvement
Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/27	2,005,000	2,135,245
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	7/1/18	1,500,000	1,671,060
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/20	1,000,000	1,181,140
New York State Dormitory Authority, Revenue
(Convent of the Sacred Heart) (Insured;
Assured Guaranty Municipal Corp.)	5.63	11/1/35	1,000,000	1,046,460
New York State Dormitory Authority, Revenue
(Memorial Sloan-Kettering Cancer Center)
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,324,080
New York State Dormitory Authority, Revenue
(Mount Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,131,220
New York State Dormitory Authority, Revenue (New York
University) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,551,030
New York State Dormitory Authority, Revenue
(Rochester Institute of Technology)	5.00	7/1/23	1,000,000	1,085,730
New York State Dormitory Authority, Revenue
(School Districts Revenue Financing Program)	5.00	10/1/18	3,040,000	3,467,850
New York State Dormitory Authority, Revenue
(State University Educational Facilities)
(Insured; National Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	522,740
New York State Dormitory Authority, Revenue
(State University of New York Dormitory Facilities)	5.00	7/1/19	1,500,000	1,714,290

The Funds 81

STATEMENT OF INVESTMENTS (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/25	1,000,000	1,105,630
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	3,000,000	3,110,340
New York State Dormitory Authority,
Revenue (Yeshiva University)	5.00	11/1/20	3,190,000	3,500,738
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,111,370
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	2/15/20	1,000,000	1,156,230
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	3/15/20	1,000,000	1,157,420
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue
(New York City Municipal Water Finance Authority Projects)	5.00	6/15/23	3,000,000	3,401,250
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue
(New York City Municipal Water Finance Authority Projects)	5.00	6/15/30	1,000,000	1,024,930
New York State Medical Care Facilities Finance Agency,
Secured Mortgage Revenue (Collateralized; SONYMA)	6.38	11/15/20	210,000	210,966
New York State Thruway Authority, General Revenue	5.00	1/1/20	1,500,000	1,711,830
New York State Thruway Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	1/1/24	1,000,000	1,081,680
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Bonds (Insured; AMBAC)	5.00	4/1/25	2,000,000	2,154,280
New York State Thruway Authority,
State Personal Income Tax Revenue (Transportation)	5.00	3/15/25	2,325,000	2,543,411
New York State Urban Development Corporation,
Revenue (Insured; Assured Guaranty Corp.)	5.50	1/1/19	1,140,000	1,332,774
New York State Urban Development Corporation,
Service Contract Revenue	5.00	1/1/20	2,075,000	2,374,547
New York State Urban Development Corporation,
Service Contract Revenue	5.25	1/1/24	2,375,000	2,653,231
Onondaga County Trust for Cultural Resources,
Revenue (Syracuse University Project)	5.00	12/1/19	2,500,000	2,861,275
Oyster Bay, Public Improvement GO	5.00	2/15/16	1,000,000	1,092,040
Oyster Bay, Public Improvement GO	3.00	8/15/16	2,000,000	2,096,620
Port Authority of New York and New Jersey
(Consolidated Bonds, 142nd Series)	5.00	7/15/21	1,000,000	1,093,970

82

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Port Authority of New York and New Jersey
(Consolidated Bonds, 173rd Series)	5.00	12/1/18	1,000,000		1,162,340
Sales Tax Asset Receivable Corporation, Sales Tax Asset
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000		1,512,089
Suffolk County, GO	5.00	4/1/19	1,400,000		1,580,656
Suffolk County Industrial Development Agency, Civic
Facility Revenue (New York Institute of Technology Project)	5.00	3/1/26	750,000		752,708
Triborough Bridge and Tunnel Authority,
General Purpose Revenue (Prerefunded)	5.25	1/1/22	1,000,000	[b]	1,184,660
Westchester County Health Care
Corporation, Senior Lien Revenue	5.00	11/1/20	1,400,000		1,558,480
Westchester County Health Care
Corporation, Senior Lien Revenue	5.00	11/1/24	1,500,000		1,577,385
Westchester County Health Care
Corporation, Senior Lien Revenue	5.00	11/1/30	1,500,000		1,507,395
U.S. Related—7.2%
A.B. Won International Airport
Authority of Guam, General Revenue	5.00	10/1/23	1,500,000		1,515,330
Guam, Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,075,380
Guam, Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,082,450
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,399,300
Puerto Rico Electric Power Authority, Power Revenue	5.38	7/1/24	1,000,000		830,450
Puerto Rico Electric Power Authority,
Power Revenue (Insured; XLCA)	5.50	7/1/17	1,000,000		998,750
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/15	3,500,000		3,523,730
Puerto Rico Housing Finance Authority, Capital Fund Program
Revenue (Puerto Rico Housing Administration Projects)	5.00	12/1/18	260,000		264,155
Puerto Rico Housing Finance Authority, Capital Fund Program
Revenue (Puerto Rico Housing Administration Projects)	5.00	12/1/19	270,000		274,315
Puerto Rico Public Buildings Authority,
Government Facilities Revenue	5.75	7/1/22	1,000,000		887,110
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,700,000	[c]	1,407,243
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.25	8/1/33	500,000	[c]	322,190
Total Long-Term Municipal Investments
(cost $184,577,893)					188,236,619

The Funds 83

STATEMENT OF INVESTMENTS (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—6.5%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City, GO Notes (LOC; Fortis Bank)	0.05	9/3/13	3,800,000	[d]	3,800,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.06	9/3/13	1,000,000	[d]	1,000,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.06	9/3/13	2,200,000	[d]	2,200,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.06	9/3/13	1,300,000	[d]	1,300,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.06	9/3/13	2,000,000	[d]	2,000,000
New York City Transitional Finance Authority,
Revenue (New York City Recovery)
(Liquidity Facility; JPMorgan Chase Bank)	0.05	9/3/13	1,900,000	[d]	1,900,000
New York City Trust for Cultural Resources,
Revenue, Refunding (Lincoln Center for the
Performing Arts, Inc.) (LOC; Bank of America)	0.06	9/3/13	900,000	[d]	900,000
Total Short-Term Municipal Investments
(cost $13,100,000)					13,100,000

Total Investments (cost $197,677,893)	99.4%	201,336,619
Cash and Receivables (Net)	.6%	1,250,802
Net Assets	100.0%	202,587,421

a Variable rate security—interest rate subject to periodic change.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

84

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	17.8
AA		Aa		AA	41.9
A		A		A	30.0
BBB		Baa		BBB	5.7
F1		MIG1/P1		SP1/A1	4.6
					100.0

† Based on total investments.
See notes to financial statements.

The Funds 85

STATEMENT OF FINANCIAL FUTURES

August 31, 2013

		Market Value		Unrealized
BNY Mellon New York		Covered by		Appreciation
Intermediate Tax-Exempt Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2013 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,013,750)	September 2013	168,125

See notes to financial statements.

86

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Municipal Opportunities Fund
Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.0%
Jefferson County, Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal Corp.)	5.50	2/15/16	3,850,000		3,769,804
Jefferson County, Limited Obligation School Warrants
(Insured; Assured Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000		4,956,350
Tuscaloosa Public Educational Building Authority, Student Housing
Revenue (Ridgecrest Student Housing, LLC University of Alabama
Ridgecrest Residential Project) (Insured; Assured Guaranty Corp.)	6.75	7/1/33	1,100,000		1,230,977
Arizona—.5%
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/27	750,000		850,193
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)	5.00	2/1/43	1,500,000		1,330,545
University Medical Center Corporation, HR	6.00	7/1/39	2,500,000		2,542,700
California—17.2%
Bay Area Toll Authority, San Francisco Bay Area
Subordinate Lien Toll Bridge Revenue	5.00	4/1/43	3,000,000		2,945,310
California, GO (Various Purpose)	6.50	4/1/33	6,700,000		7,796,522
California, GO (Various Purpose)	5.50	3/1/40	7,950,000		8,226,263
California, GO (Various Purpose)	5.00	9/1/41	5,000,000		4,985,050
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.50	10/1/38	490,000		557,498
California Health Facilities Financing Authority,
Revenue (Providence Health and Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	12,413
California Health Facilities Financing Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,199,176
California Infrastructure and Economic Development Bank,
Revenue (The J. David Gladstone Institutes Project)	5.25	10/1/34	750,000		746,175
California Municipal Finance Authority, Charter School
Revenue (Partnerships to Uplift Communities Project)	5.00	8/1/32	675,000		599,927
California Municipal Finance Authority,
Revenue (Emerson College Issue)	6.00	1/1/42	6,000,000		6,438,300
California Municipal Finance Authority,
Revenue (Southwestern Law School)	6.50	11/1/31	300,000		326,286
California Pollution Control Financing Authority,
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.00	11/21/45	16,000,000		13,769,120
California State Public Works Board, LR (Judicial
Council of California) (Various Judicial Council Projects)	5.00	12/1/31	2,000,000		1,990,380
California Statewide Communities Development Authority,
Mortgage Revenue (Methodist Hospital of Southern
California Project) (Collateralized; FHA)	6.75	2/1/38	2,230,000		2,573,264
California Statewide Communities Development
Authority, Revenue (Sutter Health)	6.00	8/15/42	6,000,000		6,610,320
California Statewide Communities Development Authority,
Student Housing Revenue (University of California, Irvine East
Campus Apartments, Phase 1 Refunding—CHF—Irvine, L.L.C.)	5.38	5/15/38	1,500,000		1,470,720

The Funds 87

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Capistrano Unified School District Community Facilities District
Number 90-2, Special Tax Bonds (Improvement Area
Number 2002-1) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		3,815,920
East Bay Municipal Utility District, Water System Revenue	5.00	6/1/20	1,125,000		1,320,919
East Bay Municipal Utility District, Water System Revenue	5.00	6/1/21	1,285,000		1,506,663
Galt Redevelopment Agency, Tax Allocation
Revenue (Galt Redevelopment Project)	7.38	9/1/33	3,300,000		3,608,781
Gilroy School Facilities Financing Authority, GO Revenue	5.00	8/1/46	5,000,000		4,706,000
Golden State Tobacco Securitization Corporation,
Enhanced Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	2,000,000		2,009,040
Golden State Tobacco Securitization Corporation,
Enhanced Tobacco Settlement Asset-Backed Bonds	5.00	6/1/30	2,000,000		1,988,620
Grant Joint Union High School District, GO
(Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	[b]	848,827
Grant Joint Union High School District, GO
(Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	[b]	1,416,054
Irvine Reassessment District Number 12-1,
Limited Obligation Improvement Bonds	4.00	9/2/29	1,000,000		907,170
JPMorgan Chase Putters/Drivers Trust (Series 3847)
(Los Angeles Department of Airports, Senior
Revenue (Los Angeles International Airport))	5.25	5/15/18	10,000,000	[c,d]	10,698,500
Los Angeles County Public Works Financing
Authority, LR (Multiple Capitals Projects II)	5.00	8/1/37	2,500,000		2,425,250
Los Angeles County Public Works Financing
Authority, LR (Multiple Capitals Projects II)	5.00	8/1/42	1,805,000		1,727,836
Los Angeles Unified School District, GO	5.00	1/1/34	1,000,000		1,007,990
Metropolitan Water District of Southern California,
Water Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,062,530
New Haven Unified School District, GO
(Insured; Assured Guaranty Corp.)	0.00	8/1/32	2,500,000	[b]	847,525
Newport Beach, Revenue (Hoag Memorial
Hospital Presbyterian) (Prerefunded)	6.00	12/1/21	4,630,000	[a]	5,822,549
Northern California Gas Authority
Number 1, Gas Project Revenue	0.90	7/1/27	660,000	[e]	538,586
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,380,200
Riverside County Transportation Commission, Sales Tax Revenue	5.25	6/1/30	2,000,000		2,148,280
Riverside County Transportation Commission, Sales Tax Revenue	5.25	6/1/31	2,000,000		2,131,860
Riverside County Transportation Commission, Sales Tax Revenue	5.25	6/1/33	2,000,000		2,123,720
Riverside County Transportation Commission, Sales Tax Revenue	5.25	6/1/39	7,500,000		7,795,350
Riverside County Transportation Commission,
Senior Lien Toll Revenue	5.75	6/1/44	2,000,000		1,943,640
Riverside County Transportation Commission,
Senior Lien Toll Revenue	5.75	6/1/48	5,000,000		4,816,350

88

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento Transportation Authority,
Limited Tax Measure A Sales Tax Revenue	5.00	10/1/24	1,000,000		1,098,900
Sacramento Transportation Authority,
Limited Tax Measure A Sales Tax Revenue	5.00	10/1/26	1,250,000		1,337,762
San Diego Regional Building Authority, LR (County Operations
Center and Annex Redevelopment Project)	5.38	2/1/36	2,000,000		2,117,240
San Diego Unified School District, GO	0.00	7/1/25	4,000,000	[b]	2,275,040
San Francisco City and County Redevelopment Agency
Community Facilities District Number 6, Special Tax
Revenue (Mission Bay South Public Improvements)	0.00	8/1/38	2,000,000	[b]	374,240
San Francisco City and County Redevelopment Agency
Community Facilities District Number 6, Special Tax
Revenue (Mission Bay South Public Improvements)	0.00	8/1/43	2,835,000	[b]	373,540
San Francisco City and County Redevelopment Financing Authority,
Tax Allocation Revenue (San Francisco Redevelopment Projects)	6.63	8/1/41	1,250,000		1,333,875
South Bayside Waste Management Authority, Solid Waste
Enterprise Revenue (Shoreway Environmental Center)	6.00	9/1/36	1,000,000		1,031,960
West Contra Costa Unified School District,
GO (Build America Bonds)	8.46	8/1/34	9,250,000		10,791,975
Colorado—.4%
City and County of Denver, Airport System Revenue	5.00	11/15/21	1,500,000		1,653,645
City and County of Denver, Airport System Revenue
(Insured: Assured Guaranty Corp. and National
Public Finance GuaranteeCorp.)	5.25	11/15/19	1,000,000		1,120,530
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	500,000		579,390
Connecticut—.8%
Bridgeport, GO	5.00	2/15/32	2,175,000		2,159,405
Connecticut Health and Educational Facilities
Authority, Revenue (Yale University Issue)	5.05	7/1/42	5,000,000		5,159,400
Delaware—2.1%
Delaware, GO	5.00	2/1/23	6,340,000		7,255,433
JPMorgan Chase Putters/Drivers Trust
(Series 4359) (University of Delaware, Revenue)	5.00	5/1/21	12,230,000	[c,d]	12,607,635
District of Columbia—.9%
District of Columbia, Revenue
(Friendship Public Charter School, Inc. Issue)	5.00	6/1/32	3,000,000		2,756,490
District of Columbia, Revenue
(Friendship Public Charter School, Inc. Issue)	5.00	6/1/42	2,000,000		1,732,280
District of Columbia, Revenue (Knowledge is
Power Program, District of Columbia Issue)	6.00	7/1/33	900,000		915,327
District of Columbia, Revenue (Knowledge is
Power Program, District of Columbia Issue)	6.00	7/1/43	1,700,000		1,711,815

The Funds 89

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia (continued)
District of Columbia, Revenue (Knowledge is
Power Program, District of Columbia Issue)	6.00	7/1/48	1,450,000		1,443,548
Florida—2.3%
Brevard County Health Facilities Authority,
Health Facilities Revenue (Health First, Inc. Project)	7.00	4/1/39	1,675,000		1,827,492
Florida Municipal Power Agency,
All-Requirements Power Supply Project Revenue	6.25	10/1/31	1,000,000		1,132,110
Higher Educational Facilities Financing
Authority, Revenue (The University of Tampa Project)	5.25	4/1/42	2,500,000		2,362,250
Jacksonville, Better Jacksonville Sales Tax Revenue	5.00	10/1/30	500,000		501,065
Miami Beach Health Facilities Authority,
HR (Mount Sinai Medical Center of Florida)	5.00	11/15/29	1,000,000		952,410
Miami-Dade County, Aviation Revenue (Miami International Airport)	5.50	10/1/41	1,200,000		1,226,760
Miami-Dade County Educational Facilities Authority,
Revenue (University of Miami Issue) (Insured;
Berkshire Hathaway Assurance Corporation)	5.50	4/1/38	600,000		626,094
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/40	650,000		630,344
Orlando-Orange County Expressway Authority, Revenue	5.00	7/1/29	10,000,000		10,162,500
Sarasota County Public Hospital District,
HR (Sarasota Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,016,640
Georgia—.3%
Burke County Development Authority, PCR
(Oglethorpe Power Corporation Vogtle Project)	7.00	1/1/23	1,000,000		1,166,320
DeKalb County, GO	5.00	1/1/19	500,000		507,090
DeKalb County, GO (Special Transportation,
Parks and Greenspace and Libraries Tax District)	5.00	12/1/18	750,000		810,608
Hawaii—3.3%
Hawaii Department of Budget and Finance, Special Purpose Revenue
(Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/39	6,000,000		6,415,800
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue (Kahala Nui)	5.13	11/15/32	1,000,000		970,200
Hawaii Department of Budget and Finance,
Special Purpose Senior Living Revenue (Kahala Nui)	5.25	11/15/37	1,000,000		959,580
JPMorgan Chase Putters/Drivers Trust (Series 4007) (Hawaii, GO)	5.00	12/1/19	20,000,000	[c,d]	22,539,469
Illinois—4.0%
Chicago, Customer Facility Charge Senior Lien Revenue
(Chicago O’Hare International Airport) (Insured;
Assured Guaranty Municipal Corp.)	5.50	1/1/43	4,000,000		3,864,200
Chicago, General Airport Third Lien Revenue
(Chicago O’Hare International Airport)	5.75	1/1/39	2,500,000		2,558,300
Chicago, General Airport Third Lien Revenue
(Chicago O’Hare International Airport)	6.50	1/1/41	5,000,000		5,783,150
Illinois, GO	5.50	7/1/33	2,500,000		2,417,800
Illinois, GO	5.50	7/1/38	2,500,000		2,370,275

90

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois Finance Authority, Revenue (Franciscan Communities, Inc.)	5.13	5/15/43	2,650,000		2,212,193
Illinois Finance Authority, Revenue (Franciscan Communities, Inc.)	5.25	5/15/47	4,250,000		3,541,865
Illinois Finance Authority, Revenue
(Lutheran Home and Services Obligated Group)	5.63	5/15/42	3,000,000		2,658,420
Illinois Finance Authority, Revenue
(Northwestern Memorial HealthCare)	5.00	8/15/43	1,500,000		1,474,800
Illinois Finance Authority, Revenue
(Rehabilitation Institute of Chicago)	5.50	7/1/28	1,360,000		1,346,985
Illinois Finance Authority, Revenue
(Rehabilitation Institute of Chicago)	6.50	7/1/34	2,140,000		2,209,892
Illinois Finance Authority, Revenue
(Rehabilitation Institute of Chicago)	6.00	7/1/43	5,000,000		5,056,900
Illinois Finance Authority, Revenue
(The Art Institute of Chicago)	6.00	3/1/38	1,000,000		1,044,660
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion Project)
(Insured; Assured Guaranty Municipal Corp.)	0.00	6/15/26	2,000,000	[b]	1,031,060
Kentucky—.2%
Kentucky Property and Buildings Commission,
Revenue (Project Number 90)	5.38	11/1/23	1,500,000		1,724,580
Louisiana—1.7%
Jefferson Parish Hospital Service District Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,250,250
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/25	4,000,000		4,434,920
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated Group)	6.00	7/1/29	1,000,000		1,061,680
Louisiana State University and Agricultural Mechanical
College Board of Supervisors, Auxiliary Revenue	5.00	7/1/37	2,000,000		1,997,100
New Orleans Aviation Board, Revenue
(Insured; Assured Guaranty Corp.)	6.00	1/1/23	2,000,000		2,239,280
Tobacco Settlement Financing Corporation of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	1,000,000		945,460
Maine—.8%
Maine Health and Higher Educational Facilities Authority,
Revenue (MaineGeneral Medical Center Issue)	6.00	7/1/26	825,000		895,414
Maine Health and Higher Educational Facilities Authority,
Revenue (MaineGeneral Medical Center Issue)	6.75	7/1/41	2,500,000		2,713,925
Maine Health and Higher Educational Facilities Authority,
Revenue (MaineGeneral Medical Center Issue)	7.00	7/1/41	3,950,000		4,350,411
Maryland—3.8%
Maryland, GO (State and Local Facilities Loan)	4.00	3/15/25	27,810,000		29,016,398
Maryland Economic Development Corporation,
EDR (Terminal Project)	5.75	6/1/35	3,500,000		3,507,980

The Funds 91

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Economic Development Corporation, Port Facilities
Revenue (CNX Marine Terminals Inc. Port of Baltimore Facility)	5.75	9/1/25	1,000,000		1,029,280
Maryland Health and Higher Educational Facilities Authority,
Revenue (Anne Arundel Health System Issue)	6.75	7/1/29	2,000,000		2,340,300
Maryland Health and Higher Educational Facilities Authority,
Revenue (University of Maryland Medical System Issue)	5.13	7/1/39	250,000		241,307
Massachusetts—5.1%
JPMorgan Chase Putters/Drivers Trust (Series 3896)
(Massachusetts, GO (Consolidated Loan))	5.00	4/1/19	15,000,000	[c,d]	16,836,975
JPMorgan Chase Putters/Drivers Trust (Series 4357) (Massachusetts
School Building Authority, Senior Dedicated Sales Tax Revenue)	5.00	8/15/20	10,000,000	[c,d]	10,538,469
Massachusetts, GO (Consolidated Loan)	4.00	6/1/28	8,400,000		8,264,592
Massachusetts Development Finance Agency,
HR (Cape Cod Healthcare Obligated Group Issue)	5.25	11/15/41	4,370,000		4,235,273
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	3,090,000		3,476,961
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	6.75	1/1/36	1,165,000		1,268,312
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	6.88	1/1/41	1,000,000		1,088,590
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	7.50	10/1/22	500,000		599,570
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/39	2,000,000		2,213,320
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue (MWRA Program)	5.75	8/1/29	50,000		50,163
Michigan—1.9%
Detroit, Water Supply System Second Lien Revenue
(Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/22	950,000		923,505
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/33	6,760,000		6,751,077
Michigan Building Authority, Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,036,210
Michigan Finance Authority, Revenue
(School District of the City of Detroit)	5.00	6/1/19	1,000,000		1,083,180
Michigan Finance Authority, Revenue
(School District of the City of Detroit)	5.00	6/1/20	500,000		537,080
Michigan Strategic Fund, LOR (State of Michigan
Cadillac Place Office Building Project)	5.25	10/15/31	5,500,000		5,448,905
Minnesota—3.4%
JPMorgan Chase Putters/Drivers Trust
(Series 3844) (Minnesota, GO (Various Purpose))	5.00	8/1/18	17,125,000	[c,d]	19,722,508
JPMorgan Chase Putters/Drivers Trust
(Series 3845) (Minnesota, GO (Various Purpose))	5.00	8/1/18	10,000,000	[c,d]	11,731,200
Minneapolis, Health Care System
Revenue (Fairview Health Services)	6.63	11/15/28	1,000,000		1,156,300

92

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi—.4%
Mississippi Development Bank, Special Obligation Revenue
(Jackson, Water and Sewer System Revenue Bond
Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/40	1,625,000		1,921,059
Warren County, Gulf Opportunity Zone Revenue
(International Paper Company Projects)	5.80	5/1/34	1,500,000		1,518,870
Nevada—1.1%
Clark County, Airport System
Revenue (Build America Bonds)	6.88	7/1/42	10,000,000		10,859,500
New Jersey—5.2%
New Jersey, COP (Equipment Lease Purchase Agreement)	5.25	6/15/28	1,000,000		1,040,900
New Jersey Economic Development Authority,
Cigarette Tax Revenue	5.00	6/15/26	2,500,000		2,491,350
New Jersey Economic Development Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,000,000		1,934,880
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	3/1/26	7,000,000		7,405,300
New Jersey Economic Development Authority,
School Facilities Construction Revenue (Insured; AMBAC)	5.25	12/15/20	5,000,000		5,734,900
New Jersey Educational Facilities Authority,
Revenue (University of Medicine and
Dentistry of New Jersey Issue) (Prerefunded)	7.50	6/1/19	2,000,000	[a]	2,607,580
New Jersey Health Care Facilities Financing Authority,
Revenue (Saint Peter’s University Hospital
Obligated Group Issue)	6.25	7/1/35	1,500,000		1,520,685
New Jersey Transportation Trust Fund
Authority (Transportation System)	5.00	6/15/20	8,500,000		9,634,580
New Jersey Transportation Trust Fund
Authority (Transportation System)	0.00	12/15/29	5,000,000	[b]	2,069,050
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/28	10,000,000		10,400,300
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/38	5,000,000		4,985,700
New York—13.2%
Albany Industrial Development Agency, Civic Facility
Revenue (Saint Peter’s Hospital of the City of Albany Project)	5.75	11/15/22	4,225,000		4,577,196
Brooklyn Arena Local Development Corporation,
PILOT Revenue (Barclays Center Project)	6.00	7/15/30	8,000,000		8,498,800
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	5,000,000		5,146,800
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	0.00	11/15/30	10,000,000	[b]	4,239,100
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/26	6,065,000		6,427,323
Metropolitan Transportation Authority, Transportation Revenue	6.50	11/15/28	665,000		774,326
Metropolitan Transportation Authority, Transportation
Revenue (Insured; Assured Guaranty Municipal Corp.)	0.37	11/1/22	12,500,000	[e]	12,062,500
New York City, GO	6.00	10/15/23	500,000		579,785

The Funds 93

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial Development Agency, PILOT
Revenue (Queens Baseball Stadium Project)
(Insured; Assured Guaranty Corp.)	6.50	1/1/46	325,000		349,131
New York City Industrial Development Agency, PILOT Revenue
(Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	1,300,000		1,504,256
New York City Industrial Development Agency, PILOT
Revenue (Yankee Stadium Project) (Insured; FGIC)	2.54	3/1/20	5,000,000	[e]	4,709,700
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Citigroup Series RR II R-11931)	5.75	12/15/16	9,000,000	[c,d]	9,930,510
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Citigroup Series RR II R-11931-1)	5.75	12/15/16	5,090,000	[c,d]	5,616,244
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue	5.00	6/15/34	10,000,000		10,256,300
New York Liberty Development Corporation,
Liberty Revenue (4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,259,850
New York Liberty Development Corporation,
Liberty Revenue (7 World Trade Center Project)	5.00	3/15/44	2,000,000		1,825,320
New York State Dormitory Authority, Revenue (Pace University)	5.00	5/1/38	500,000		460,105
New York State Dormitory Authority, Revenue (Pace University)	4.25	5/1/42	1,000,000		792,070
New York State Dormitory Authority, Revenue (Yeshiva University)	5.00	11/1/40	500,000		474,360
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,111,370
New York State Dormitory Authority, Third General Resolution
Revenue (State University Educational Facilities Issue)
(Citigroup Series RR II R-14007-1)	5.00	11/15/19	10,000,000	[c,d]	11,201,400
New York State Energy Research and Development Authority,
PCR (New York State Electric and Gas Corporation Project)
(Insured; National Public Finance Guarantee Corp.)	0.51	4/1/34	17,410,000	[e]	15,669,000
Port Authority of New York and New Jersey, Special Project
Revenue (JFK International Air Terminal LLC Project)	6.00	12/1/42	5,000,000		5,469,050
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	[b]	1,071,140
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	[b]	2,354,152
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	0.00	11/15/30	2,415,000	[b]	1,041,010
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and Tunnels)	0.00	11/15/32	4,000,000	[b]	1,541,000
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	[b]	1,980,800
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	[b]	1,122,390

94

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina—1.3%
North Carolina Eastern Municipal Power Agency,
Power System Revenue	5.00	1/1/26	11,415,000		12,019,653
North Carolina Eastern Municipal Power Agency,
Power System Revenue (Insured; Assured Guaranty Corp.)	6.00	1/1/19	250,000		276,782
Ohio—4.4%
Columbus, Unlimited Tax GO (Various Purpose)	5.00	7/1/26	18,130,000		20,208,242
Columbus, Unlimited Tax GO (Various Purpose)	5.00	7/1/27	12,600,000		13,874,112
Montgomery County, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,000,000		1,119,780
Ohio Higher Educational Facility Commission,
Higher Educational Facility Revenue (Kenyon College Project)	5.00	7/1/37	4,500,000		4,401,585
Ohio Turnpike and Infrastructure Commission,
Turnpike Junior Lien Revenue (Infrastructure Projects)	0/5.70	2/15/34	3,000,000	[f]	1,710,630
Oregon—.2%
Oregon Health and Science University, Revenue	5.75	7/1/39	2,000,000		2,155,420
Pennsylvania—1.5%
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/42	1,000,000		902,140
JPMorgan Chase Putters/Drivers Trust (Series 4358)
(Commonwealth Financing Authority of Pennsylvania, Revenue)	5.00	6/1/20	10,000,000	[c,d]	9,702,500
Pennsylvania Higher Educational Facilities Authority, Revenue
(The Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania)	5.00	7/1/32	650,000		620,191
Pennsylvania Higher Educational Facilities Authority,
Revenue (University of Pennsylvania Health System)	5.75	8/15/41	2,550,000		2,648,812
South Carolina—1.7%
Charleston Educational Excellence Finance Corporation,
Installment Purchase Revenue (Charleston County
School District, South Carolina Project)	5.00	12/1/25	3,000,000		3,284,010
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,635,000		10,634,149
Spartanburg Sanitary Sewer District, Sewer System Revenue	5.00	3/1/38	2,000,000		2,001,500
Texas—12.8%
Central Texas Regional Mobility Authority,
Senior Lien Revenue	6.00	1/1/41	5,000,000		4,959,700
Clifton Higher Education Finance Corporation,
Education Revenue (IDEA Public Schools)	5.50	8/15/31	1,250,000		1,200,388
Clifton Higher Education Finance Corporation,
Education Revenue (IDEA Public Schools)	5.00	8/15/32	2,000,000		1,794,080
Clifton Higher Education Finance Corporation,
Education Revenue (IDEA Public Schools)	5.75	8/15/41	1,000,000		952,000
Clifton Higher Education Finance Corporation,
Education Revenue (IDEA Public Schools)	5.00	8/15/42	2,750,000		2,321,440

The Funds 95

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Clifton Higher Education Finance Corporation,
Education Revenue (Uplift Education)	3.95	12/1/32	1,800,000		1,315,692
Clifton Higher Education Finance Corporation,
Education Revenue (Uplift Education)	4.35	12/1/42	4,360,000		3,074,105
Dallas and Fort Worth, Joint Improvement
Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/32	10,000,000		9,594,400
Forney Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,118,430
Grand Parkway Transportation Corporation,
Grand Parkway System First Tier Toll Revenue	5.50	4/1/53	4,500,000		4,225,185
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Toll
Revenue (Toll Equity Loan Agreement Supported)	0/5.20	10/1/31	2,000,000	[f]	1,173,520
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Tier Toll
Revenue (Toll Equity Loan Agreement Supported)	0/5.40	10/1/33	2,500,000	[f]	1,454,200
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Toll
Revenue (Toll Equity Loan Agreement Supported)	0/5.45	10/1/34	2,235,000	[f]	1,293,439
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Toll
Revenue (Toll Equity Loan Agreement Supported)	5.25	10/1/51	7,000,000		6,808,760
Grand Parkway Transportation Corporation,
Grand Parkway System Subordinate Toll
Revenue (Toll Equity Loan Agreement Supported)	5.00	4/1/53	3,000,000		2,767,980
Harris County Cultural Education Facilities Finance
Corporation, Revenue (Young Men’s Christian
Association of the Greater Houston Area)	5.00	6/1/38	2,500,000		2,250,800
Harris County Health Facilities Development Corporation,
HR (Memorial Hermann Healthcare System) (Prerefunded)	7.00	12/1/18	1,000,000	[a]	1,276,240
Houston, Airport System Subordinate Lien Revenue	5.00	7/1/32	500,000		470,305
Houston, Airport System Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal Corp.)	0.10	7/1/30	350,000	[e]	308,875
Houston, Airport System Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal Corp.)	0.20	7/1/30	3,800,000	[e]	3,353,500
Houston, Airport System Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal Corp.)	0.20	7/1/30	11,525,000	[e]	10,170,812
Houston, Combined Utility System First Lien Revenue	5.00	11/15/30	5,350,000		5,617,714
Houston Higher Education Finance Corporation,
Higher Education Revenue (Cosmos Foundation, Inc.)	5.88	5/15/21	915,000		986,041
Houston Higher Education Finance Corporation,
Higher Education Revenue (Cosmos Foundation, Inc.)	6.50	5/15/31	2,800,000		3,044,580
Houston Higher Education Finance Corporation,
Higher Education Revenue (Cosmos Foundation, Inc.)	6.88	5/15/41	3,000,000		3,308,850

96

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Matagorda County Navigation District Number 1, PCR
(AEP Texas Central Company Project)	4.00	6/1/30	7,000,000		5,934,880
North Texas Education Finance Corporation,
Education Revenue (Uplift Education)	4.88	12/1/32	3,630,000		3,185,942
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/38	1,375,000		1,340,886
North Texas Tollway Authority, First Tier System Revenue	6.00	1/1/38	7,000,000		7,337,330
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	8,500,000		8,891,510
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes Project)	7.00	6/30/40	7,000,000		7,565,880
Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue (NTE Mobility Partners LLC North
Tarrant Express Managed Lanes Project)	7.50	12/31/31	2,500,000		2,783,850
Waco Education Finance Corporation,
Revenue (Baylor University Issue)	5.00	3/1/43	10,000,000		9,923,700
Utah—.5%
University of Utah State Board of Regents, General Revenue	5.00	8/1/43	5,000,000		5,081,950
Virginia—1.7%
Chesapeake, Transportation System Senior Toll Road Revenue	0/4.88	7/15/40	2,000,000	[f]	809,820
Chesapeake, Transportation System Senior Toll Road Revenue	5.00	7/15/47	2,000,000		1,729,140
Route 460 Funding Corporation of Virginia,
Toll Road Senior Lien Revenue	5.13	7/1/49	3,300,000		2,664,486
Virginia Small Business Financing Authority, Senior Lien
Revenue (Elizabeth River Crossing Opco, LLC Project)	5.25	1/1/32	4,000,000		3,574,720
Virginia Small Business Financing Authority, Senior Lien
Revenue (Elizabeth River Crossing Opco, LLC Project)	6.00	1/1/37	2,000,000		1,896,580
Virginia Small Business Financing Authority, Senior Lien
Revenue (Elizabeth River Crossing Opco, LLC Project)	5.50	1/1/42	6,155,000		5,340,755
Washington—.6%
King County Public Hospital District Number 1, Limited Tax GO	5.25	12/1/37	2,750,000		2,772,055
Washington, GO (Motor Vehicle Fuel Tax)	4.00	8/1/29	3,000,000		2,870,220
Wisconsin—.6%
Oneida Tribe of Indians, Retail Sales Revenue	6.50	2/1/31	1,325,000	[d]	1,406,408
Wisconsin, General Fund Annual Appropriation Bonds	5.38	5/1/25	1,000,000		1,121,220
Wisconsin, General Fund Annual Appropriation Bonds	5.75	5/1/33	1,500,000		1,626,345
Wisconsin, General Fund Annual Appropriation Bonds	6.00	5/1/33	1,000,000		1,103,210
U.S. Related—5.1%
A.B. Won International Airport Authority of Guam, General Revenue	6.25	10/1/34	1,000,000		998,770
A.B. Won International Airport Authority of Guam, General Revenue	6.38	10/1/43	1,000,000		996,610
A.B. Won International Airport Authority of Guam,
General Revenue (Insured; Assured Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		1,995,140

The Funds 97

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
A.B. Won International Airport Authority of Guam,
General Revenue (Insured; Assured Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		1,979,520
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,500,000		1,427,850
Guam, Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,677,675
Guam, Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,231,100
Guam, Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,142,960
Guam Government Department of Education,
COP (John F. Kennedy High School Project)	6.63	12/1/30	1,000,000		1,019,290
Puerto Rico Electric Power Authority, Power Revenue	5.00	7/1/21	500,000		448,945
Puerto Rico Electric Power Authority, Power Revenue	5.00	7/1/22	2,000,000		1,701,760
Puerto Rico Electric Power Authority, Power Revenue	6.75	7/1/36	10,000,000		8,724,700
Puerto Rico Electric Power Authority, Power Revenue	7.00	7/1/43	12,235,000		10,826,017
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/17	750,000		747,772
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	6,000,000	[f]	4,966,740
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.25	8/1/33	750,000	[f]	483,285
Virgin Islands Public Finance Authority, Subordinated Revenue
(Virgin Islands Matching Fund Loan Note— Diageo Project)	6.75	10/1/37	2,000,000		2,184,340
Total Long-Term Municipal Investments
(cost $971,712,289)					949,526,135

Short-Term Municipal Investments—4.5%
Colorado—.9%
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; TD Bank)	0.06	9/3/13	2,000,000	[g]	2,000,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Northern Trust Company)	0.06	9/3/13	1,280,000	[g]	1,280,000
Pitkin County, IDR, Refunding (Aspen Skiing
Company Project) (LOC; JPMorgan Chase Bank)	0.06	9/3/13	5,800,000	[g]	5,800,000
Iowa—.2%
Hills, Health Facilities Revenue (Mercy Hospital
Project) (LOC; U.S. Bank NA)	0.06	9/3/13	2,015,000	[g]	2,015,000
Kentucky—.4%
Christian County, Lease Program Revenue (Kentucky
Association of Counties Leasing Trust) (LOC; U.S. Bank NA)	0.05	9/3/13	3,800,000	[g]	3,800,000
Louisiana—.5%
Louisiana Public Facilities Authority, HR, Refunding
(Franciscan Missionaries of Our Lady Health
System Project) (LOC; U.S. Bank NA)	0.05	9/3/13	4,600,000	[g]	4,600,000

98

BNY Mellon Municipal Opportunities Fund (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—.5%
Missouri Development Finance Board, Cultural
Facilities Revenue (The Nelson Gallery Foundation)
(Liquidity Facility; Northern Trust Company)	0.05	9/3/13	1,800,000	[g]	1,800,000
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue (SSM Health Care) (LOC; PNC Bank NA)	0.04	9/3/13	3,300,000	[g]	3,300,000
New Hampshire—.3%
New Hampshire Health and Education Facilities
Authority, Revenue (Dartmouth College Issue)
(Liquidity Facility; JPMorgan Chase Bank)	0.04	9/3/13	2,500,000	[g]	2,500,000
New Jersey—.2%
Rutgers, The State University, GO Notes,
Refunding (Liquidity Facility; TD Bank)	0.05	9/3/13	1,600,000	[g]	1,600,000
Ohio—.3%
Cleveland-Cuyahoga County Port Authority, Educational Facility
Revenue (Laurel School Project) (LOC; JPMorgan Chase Bank)	0.07	9/3/13	2,605,000	[g]	2,605,000
Texas—.5%
Dallas Performing Arts Cultural Facilities Corporation,
Cultural Facility Revenue (Dallas Center for the Performing
Arts Foundation, Inc. Project) (LOC; JPMorgan Chase Bank)	0.05	9/3/13	4,300,000	[g]	4,300,000
Vermont—.7%
Vermont Educational and Health Buildings Financing Agency,
Revenue (Brattleboro Memorial Hospital Project) (LOC; TD Bank)	0.06	9/3/13	1,200,000	[g]	1,200,000
Vermont Educational and Health Buildings Financing Agency,
Revenue (Landmark College Project) (LOC; TD Bank)	0.06	9/3/13	1,100,000	[g]	1,100,000
Vermont Educational and Health Buildings Financing
Agency, Revenue (Northeastern Vermont
Regional Hospital Project) (LOC; TD Bank)	0.06	9/3/13	1,500,000	[g]	1,500,000
Vermont Educational and Health Buildings Financing
Agency, Revenue (Southwestern Vermont
Medical Center Project) (LOC; TD Bank)	0.06	9/3/13	3,750,000	[g]	3,750,000
Total Short-Term Municipal Investments
(cost $43,150,000)					43,150,000

Total Investments (cost $1,014,862,289)	104.5%	992,676,135
Liabilities, Less Cash and Receivables	(4.5%)	(42,989,789)
Net Assets	100.0%	949,686,346

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Collateral for floating rate borrowings.
[d] Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities were valued at $142,531,818 or 15.0% of net assets.
e Variable rate security—interest rate subject to periodic change.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Funds 99

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	10.1
AA		Aa		AA	32.3
A		A		A	27.3
BBB		Baa		BBB	23.7
BB		Ba		BB	.3
B		B		B	.1
F1		MIG1/P1		SP1/A1	4.6
Not Rated[h]		Not Rated[h]		Not Rated[h]	1.6
					100.0

† Based on total investments.
[h] Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

100

STATEMENT OF FINANCIAL FUTURES

August 31, 2013

		Market Value		Unrealized
BNY Mellon		Covered by		Appreciation
Municipal Opportunities Fund	Contracts	Contracts ($)	Expiration	at 8/31/2013 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	1,700	(213,084,375)	September 2013	4,262,500
U.S. Treasury 30 Year Bonds	200	(26,668,750)	September 2013	206,250
Gross Unrealized Appreciation				4,468,750

See notes to financial statements.

The Funds 101

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2013

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	National	National	Pennsylvania	Massachusetts
	Intermediate	Short-Term	Intermediate	Intermediate
	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund
Assets ($):
Investments in securities—
See Statement of Investments†	1,694,945,091	1,186,740,085	354,235,065	318,689,626
Cash	—	1,640,352	—	—
Cash on Initial Margin—Note 5	501,500	—	132,750	103,250
Receivable for investment securites sold	46,108,202	1,985,795	40,000	50,000
Interest receivable	21,144,697	10,395,923	4,386,569	2,989,059
Receivable for shares of Beneficial Interest subscribed	475,406	—	7,000,613	—
Receivable for futures variation margin—Note 5	53,125	—	14,063	10,937
Prepaid expenses	21,727	19,283	16,811	14,908
	1,763,249,748	1,200,781,438	365,825,871	321,857,780
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(c)	575,571	391,603	176,143	116,057
Due to Administrator—Note 4(a)	184,986	124,174	38,685	34,262
Cash overdraft due to Custodian	1,916,548	—	793,148	578,284
Payable for investment securities purchased	28,989,694	12,676,725	3,113,378	—
Payable for shares of Beneficial Interest redeemed	1,609,530	1,075,039	35,921	181,732
Accrued expenses	92,328	47,057	37,863	46,237
	33,368,657	14,314,598	4,195,138	956,572
Net Assets ($)	1,729,881,091	1,186,466,840	361,630,733	320,901,208
Composition of Net Assets ($):
Paid—in capital	1,691,091,594	1,182,534,662	355,435,315	312,934,039
Accumulated undistributed investment income—net	141,449	26,376	28,962	24,640
Accumulated net realized gain (loss) on investments	114,244	750,884	618,898	641,990
Accumulated net unrealized appreciation (depreciation)
on investments (including $1,429,063 appreciation
on financial futures for BNY Mellon National
Intermediate Municipal Bond Fund, $378,281
appreciation on financial futures for BNY Mellon
Pennsylvania Intermediate Municipal Bond Fund
and $294,219 appreciation on financial futures
for BNY Mellon Massachusetts Intermediate
Municipal Bond Fund)	38,533,804	3,154,918	5,547,558	7,300,539
Net Assets ($)	1,729,881,091	1,186,466,840	361,630,733	320,901,208
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,692,785,670	1,181,987,774	357,430,974	312,640,289
Shares Outstanding	128,095,713	91,880,059	29,139,408	24,763,853
Net Asset Value Per Share ($)	13.22	12.86	12.27	12.62
Investor Shares
Net Assets ($)	37,095,421	4,479,066	4,199,759	8,260,919
Shares Outstanding	2,810,101	348,521	342,790	654,440
Net Asset Value Per Share ($)	13.20	12.85	12.25	12.62
† Investments at cost ($)	1,657,840,350	1,183,585,167	349,065,788	311,683,306

See notes to financial statements.

102

	BNY Mellon	BNY Mellon
	New York Intermediate	Municipal
	Tax-Exempt Bond Fund	Opportunities Fund
Assets ($):
Investments in securities—See Statement of Investments†	201,336,619	992,676,135
Cash on Initial Margin—Note 5	59,000	3,007,500
Receivable for investment securites sold	2,832,894	48,896,424
Interest receivable	2,273,776	10,421,219
Receivable for shares of Beneficial Interest subscribed	155,000	587,850
Receivable for futures variation margin—Note 5	6,250	221,875
Prepaid expenses	15,828	5,886
	206,679,367	1,055,816,889
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(c)	86,647	446,188
Due to Administrator—Note 4(a)	21,569	101,023
Cash overdraft due to Custodian	404,981	1,728,866
Payable for floating rate notes issued—Note 5	—	82,040,000
Payable for investment securities purchased	3,225,360	21,091,726
Payable for shares of Beneficial Interest redeemed	302,792	547,058
Interest and expense payable related
to floating rate notes issued—Note 5	—	125,496
Accrued expenses	50,597	50,186
	4,091,946	106,130,543
Net Assets ($)	202,587,421	949,686,346
Composition of Net Assets ($):
Paid—in capital	197,307,040	962,979,798
Accumulated undistributed (distributions in excess of) investment income—net	14,594	(5,976)
Accumulated net realized gain (loss) on investments	1,438,936	4,429,928
Accumulated net unrealized appreciation (depreciation) on investments
(including $168,125 appreciation on financial futures for BNY Mellon
New York Intermediate Tax-Exempt Bond Fund and $4,468,750 appreciation
on financial futures for BNY Mellon Municipal Opportunities Fund)	3,826,851	(17,717,404)
Net Assets ($)	202,587,421	949,686,346
Net Asset Value Per Share
Class M Shares
Net Assets ($)	184,657,425	946,739,453
Shares Outstanding	16,613,415	76,498,426
Net Asset Value Per Share ($)	11.11	12.38
Investor Shares
Net Assets ($)	17,929,996	2,946,893
Shares Outstanding	1,612,184	238,068
Net Asset Value Per Share ($)	11.12	12.38
† Investments at cost ($)	197,677,893	1,014,862,289

See notes to financial statements.

The Funds 103

STATEMENT OF OPERATIONS

Year Ended August 31, 2013

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	National	National	Pennsylvania	Massachusetts
	Intermediate	Short-Term	Intermediate	Intermediate
	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund
Investment Income ($):
Interest Income	62,306,012	17,324,798	13,743,082	11,513,860
Expenses:
Investment advisory fee—Note 4(a)	6,348,799	4,346,833	1,978,879	1,212,631
Administration fee—Note 4(a)	2,242,406	1,535,360	489,270	428,311
Trustees’ fees and expenses—Note 4(c)	107,557	75,603	24,073	18,344
Shareholder servicing costs—Note 4(b)	101,276	11,685	13,897	23,118
Custodian fees—Note 4(b)	94,789	82,876	31,348	27,589
Professional fees	86,837	62,871	52,145	55,144
Registration fees	46,591	30,541	29,682	28,978
Loan commitment fees—Note 3	16,263	11,984	4,015	2,970
Prospectus and shareholders’ reports	7,113	10,793	6,483	5,362
Interest expense—Note 3	—	109	—	—
Miscellaneous	104,146	86,341	42,274	52,150
Total Expenses	9,155,777	6,254,996	2,672,066	1,854,597
Less—reduction in fees due to
earnings credits—Note 4(b)	(36)	(5)	(4)	(12)
Net Expenses	9,155,741	6,254,991	2,672,062	1,854,585
Investment Income—Net	53,150,271	11,069,807	11,071,020	9,659,275
Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	(3,246,665)	831,719	1,038,718	591,265
Net realized gain (loss) on financial futures	290,764	(41,616)	76,967	59,863
Net Realized Gain (Loss)	(2,955,901)	790,103	1,115,685	651,128
Net unrealized appreciation
(depreciation) on investments	(97,173,416)	(14,689,097)	(25,623,791)	(21,081,751)
Net unrealized appreciation
(depreciation) on financial futures	1,625,626	—	430,313	334,688
Net Unrealized Appreciation (Depreciation)	(95,547,790)	(14,689,097)	(25,193,478)	(20,747,063)
Net Realized and Unrealized
Gain (Loss) on Investments	(98,503,691)	(13,898,994)	(24,077,793)	(20,095,935)
Net (Decrease) in Net Assets
Resulting from Operations	(45,353,420)	(2,829,187)	(13,006,773)	(10,436,660)

See notes to financial statements.

104

	BNY Mellon	BNY Mellon
	New York Intermediate	Municipal
	Tax-Exempt Bond Fund	Opportunities Fund
Investment Income ($):
Interest Income	6,920,633	35,385,205
Expenses:
Investment advisory fee—Note 4(a)	1,094,679	4,498,363
Administration fee—Note 4(a)	270,654	1,112,108
Interest and expense for floating rate notes issued—Note 5	—	446,320
Professional fees	48,325	58,279
Shareholder servicing costs—Note 4(c)	46,991	7,175
Registration fees	29,654	74,970
Custodian fees—Note 4(c)	19,041	71,309
Trustees’ fees and expenses—Note 4(d)	13,861	61,313
Prospectus and shareholders’ reports	7,663	6,438
Loan commitment fees—Note 3	2,179	7,892
Interest expense—Note 3	—	575
Miscellaneous	51,851	68,003
Total Expenses	1,584,898	6,412,745
Less—reduction in expenses due to undertaking—Note 4(a)	(243,508)	—
Less—reduction in fees due to earnings credits—Note 4(c)	(46)	(4)
Net Expenses	1,341,344	6,412,741
Investment Income—Net	5,579,289	28,972,464
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	1,491,732	(6,453,035)
Net realized gain (loss) on financial futures	34,208	16,261,854
Net realized gain (loss) options transactions	—	(270,473)
Net realized gain (loss) on swap transactions	—	950,000
Net Realized Gain (Loss)	1,525,940	10,488,346
Net unrealized appreciation (depreciation) on investments	(14,467,658)	(93,337,353)
Net unrealized appreciation (depreciation) on financial futures	191,250	5,657,813
Net Unrealized Appreciation (Depreciation)	(14,276,408)	(87,679,540)
Net Realized and Unrealized Gain (Loss) on Investments	(12,750,468)	(77,191,194)
Net (Decrease) in Net Assets Resulting from Operations	(7,171,179)	(48,218,730)

See notes to financial statements.

The Funds 105

STATEMENT OF CASH FLOWS

August 31, 2013

BNY Mellon Municipal Opportunities Fund
Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(1,107,266,255)
Proceeds from sales of portfolio securities	791,047,635
Financial futures transactions	21,439,228
Options/Swap transactions	679,527
Net purchase of short–term portfolio securities	(7,095,000)
Interest received	37,677,128
Operating expenses paid	(1,810,104)
Cash paid to The Dreyfus Corporation for investment advisory fee	(4,383,585)
Net Cash Used by Operating Activities		(269,711,426)
Cash Flows from Financing Activities ($):
Net Beneficial Interest transactions	296,103,187
Dividends paid	(23,158,721)
Decrease in cash overdraft due to Custodian	(3,233,040)
Net cash provided by financing activities		269,711,426
Net change in cash		0
Cash at beginning of period		0
Cash at end of period		0
Reconciliation of Net Decrease in Net Assets Resulting from
Operations to Net Cash Used by Operating Activities ($):
Net Decrease in Net Assets Resulting From Operations		(48,218,730)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities ($):
Purchases of portfolio securities		(1,107,266,255)
Proceeds from sales of portfolio securities		791,047,635
Financial futures transactions		21,439,228
Options/Swap transactions		679,527
Net purchase of short-term portfolio securities		(7,095,000)
Increase in interest receivable		(2,282,122)
Increase in accrued operating expenses		50,186
Decrease in prepaid expenses		29,210
Increase in Due to The Dreyfus Corporation		114,778
Increase in Due to Administrator		24,878
Increase in interest and expense payable related to floating rate notes issued		1,212
Net realized gain on investments, financial futures,options and swap transactions		(10,488,346)
Net unrealized depreciation on investments and financial futures		87,679,540
Net amortization of premiums on investments		4,572,833
Net Cash Used by Operating Activities		(269,711,426)
Supplemental non-cash financing disclosure:
Reinvestment of dividends		11,913,759

106

STATEMENT OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate		BNY Mellon National Short-Term
	Municipal Bond Fund		Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012 [a]	2013	2012
Operations ($):
Investment income—net	53,150,271	52,398,260	11,069,807	13,700,305
Net realized gain (loss) on investments	(2,955,901)	6,028,731	790,103	993,238
Net unrealized appreciation (depreciation) on investments	(95,547,790)	57,136,300	(14,689,097)	984,819
Net Increase (Decrease) in Net Assets
Resulting from Operations	(45,353,420)	115,563,291	(2,829,187)	15,678,362
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(49,834,763)	(50,905,720)	(10,983,597)	(13,635,591)
Investor Shares	(1,041,900)	(1,155,316)	(28,813)	(32,144)
Dreyfus Premier Shares	—	(1,170)	—	—
Net realized gain on investments:
Class M Shares	(6,792,322)	(58,171)	—	—
Investor Shares	(168,134)	(1,569)	—	—
Dreyfus Premier Shares	—	(3)	—	—
Total Dividends	(57,837,119)	(52,121,949)	(11,012,410)	(13,667,735)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	485,500,300	388,344,807	902,337,667	752,779,194
Investor Shares	18,989,323	18,114,581	10,907,456	8,153,985
Dreyfus Premier Shares	—	237	—	—
Dividends reinvested:
Class M Shares	10,289,542	6,244,171	2,626,274	3,431,867
Investor Shares	817,405	699,051	24,109	23,413
Cost of shares redeemed:
Class M Shares	(399,600,859)	(294,488,925)	(950,340,471)	(605,418,416)
Investor Shares	(18,513,418)	(23,562,985)	(10,385,328)	(8,196,436)
Dreyfus Premier Shares	—	(105,177)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	97,482,293	95,245,760	(44,830,293)	150,773,607
Total Increase (Decrease) in Net Assets	(5,708,246)	158,687,102	(58,671,890)	152,784,234
Net Assets ($):
Beginning of Period	1,735,589,337	1,576,902,235	1,245,138,730	1,092,354,496
End of Period	1,729,881,091	1,735,589,337	1,186,466,840	1,245,138,730
Undistributed investment income—net	141,449	—	26,376	—

The Funds 107

STATEMENT OF CHANGES IN NET ASSETS (continued)

	BNY Mellon National Intermediate		BNY Mellon National Short-Term
	Municipal Bond Fund		Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012 [a]	2013	2012
Capital Share Transactions:
Class M Shares
Shares sold	34,944,891	28,248,506	69,552,896	57,983,432
Shares issued for dividends reinvested	741,039	453,507	202,542	264,380
Shares redeemed	(29,008,348)	(21,411,046)	(73,268,112)	(46,629,162)
Net Increase (Decrease) in Shares Outstanding	6,677,582	7,290,967	(3,512,674)	11,618,650
Investor Shares[b]
Shares sold	1,381,566	1,323,229	841,370	628,933
Shares issued for dividends reinvested	59,050	50,854	1,863	1,805
Shares redeemed	(1,356,254)	(1,716,591)	(803,237)	(632,148)
Net Increase (Decrease) in Shares Outstanding	84,362	(342,508)	39,996	(1,410)
Dreyfus Premier Shares[b]
Shares sold	—	17	—	—
Shares redeemed	—	(7,669)	—	—
Net Increase (Decrease) in Shares Outstanding	—	(7,652)	—	—

a Effective as of the close of business on March 13, 2012, the fund no longer offers Dreyfus Premier shares.
b During the period ended August 31, 2012, 1 Dreyfus Premier share of BNY Mellon National Intermediate Municipal Bond Fund representing $17 was automatically converted to 1 Investor share.
See notes to financial statements.

108

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
		Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	11,071,020	13,584,565
Net realized gain (loss) on investments	1,115,685	4,827,446
Net unrealized appreciation (depreciation) on investments	(25,193,478)	7,653,982
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,006,773)	26,065,993
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(10,874,551)	(13,289,825)
Investor Shares	(141,559)	(268,889)
Net realized gain on investments:
Class M Shares	(2,706,194)	—
Investor Shares	(34,536)	—
Total Dividends	(13,756,840)	(13,558,714)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	36,503,372	34,679,794
Investor Shares	1,446,499	2,084,794
Dividends reinvested:
Class M Shares	2,201,734	662,149
Investor Shares	110,542	98,474
Cost of shares redeemed:
Class M Shares	(58,186,969)	(64,834,148)
Investor Shares	(5,572,056)	(3,046,840)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(23,496,878)	(30,355,777)
Total Increase (Decrease) in Net Assets	(50,260,491)	(17,848,498)
Net Assets ($):
Beginning of Period	411,891,224	429,739,722
End of Period	361,630,733	411,891,224
Undistributed investment income—net	28,962	—
Capital Share Transactions (Shares):
Class M Shares
Shares sold	2,800,978	2,673,353
Shares issued for dividends reinvested	168,469	50,980
Shares redeemed	(4,495,344)	(5,000,188)
Net Increase (Decrease) in Shares Outstanding	(1,525,897)	(2,275,855)
Investor Shares
Shares sold	112,024	157,871
Shares issued for dividends reinvested	8,540	7,595
Shares redeemed	(426,206)	(234,744)
Net Increase (Decrease) in Shares Outstanding	(305,642)	(69,278)

The Funds 109

STATEMENT OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
		Year Ended August 31,
	2013	2012 [a]
Operations ($):
Investment income—net	9,659,275	10,962,315
Net realized gain (loss) on investments	651,128	3,690,166
Net unrealized appreciation (depreciation) on investments	(20,747,063)	7,610,276
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,436,660)	22,262,757
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(9,398,874)	(10,709,968)
Investor Shares	(235,761)	(252,170)
Dreyfus Premier Shares	—	(177)
Net realized gain on investments:
Class M Shares	(3,698,997)	(132,840)
Investor Shares	(104,182)	(3,141)
Dreyfus Premier Shares	—	(8)
Total Dividends	(13,437,814)	(11,098,304)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	51,508,436	49,070,188
Investor Shares	4,144,022	2,348,637
Dividends reinvested:
Class M Shares	4,119,877	2,779,118
Investor Shares	261,386	209,532
Dreyfus Premier Shares	—	178
Cost of shares redeemed:
Class M Shares	(66,422,157)	(65,862,538)
Investor Shares	(4,589,879)	(2,152,642)
Dreyfus Premier Shares	—	(20,751)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,978,315)	(13,628,278)
Total Increase (Decrease) in Net Assets	(34,852,789)	(2,463,825)
Net Assets ($):
Beginning of Period	355,753,997	358,217,822
End of Period	320,901,208	355,753,997
Undistributed investment income—net	24,640	—

110

	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
		Year Ended August 31,
	2013	2012 [a]
Capital Share Transactions (Shares):
Class M Shares
Shares sold	3,859,357	3,667,157
Shares issued for dividends reinvested	308,262	208,041
Shares redeemed	(5,001,396)	(4,937,793)
Net Increase (Decrease) in Shares Outstanding	(833,777)	(1,062,595)
Investor Shares[b]
Shares sold	311,223	175,459
Shares issued for dividends reinvested	19,592	15,664
Shares redeemed	(348,961)	(161,128)
Net Increase (Decrease) in Shares Outstanding	(18,146)	29,995
Dreyfus Premier Shares[b]
Shares issued for dividends reinvested	—	13
Shares redeemed	—	(1,554)
Net Increase (Decrease) in Shares Outstanding	—	(1,541)

a Effective as of the close of business on January 5, 2012, the fund no longer offers Dreyfus Premier shares.
b During the period ended August 31, 2012, 1,554 Dreyfus Premier shares of BNY Mellon Massachusetts Intermediate Municipal Bond Fund representing $20,745 were automatically converted to 1,557 Investor shares.
See notes to financial statements.

The Funds 111

STATEMENT OF CHANGES IN NET ASSETS (continued)

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
		Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	5,579,289	6,302,334
Net realized gain (loss) on investments	1,525,940	2,163,412
Net unrealized appreciation (depreciation) on investments	(14,276,408)	6,400,523
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,171,179)	14,866,269
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(5,104,571)	(5,768,871)
Investor Shares	(436,856)	(517,357)
Net realized gain on investments:
Class M Shares	(2,118,837)	(423,352)
Investor Shares	(198,769)	(40,654)
Total Dividends	(7,859,033)	(6,750,234)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	30,937,709	45,176,021
Investor Shares	3,170,548	4,430,027
Dividends reinvested:
Class M Shares	1,787,615	826,208
Investor Shares	510,973	431,771
Cost of shares redeemed:
Class M Shares	(38,115,417)	(32,145,416)
Investor Shares	(3,539,017)	(3,693,098)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,247,589)	15,025,513
Total Increase (Decrease) in Net Assets	(20,277,801)	23,141,548
Net Assets ($):
Beginning of Period	222,865,222	199,723,674
End of Period	202,587,421	222,865,222
Undistributed investment income—net	14,594	—
Capital Share Transactions (Shares):
Class M Shares
Shares sold	2,629,856	3,850,572
Shares issued for dividends reinvested	151,302	70,843
Shares redeemed	(3,262,649)	(2,752,217)
Net Increase (Decrease) in Shares Outstanding	(481,491)	1,169,198
Investor Shares
Shares sold	269,998	380,692
Shares issued for dividends reinvested	43,524	36,867
Shares redeemed	(302,528)	(314,001)
Net Increase (Decrease) in Shares Outstanding	10,994	103,558

See notes to financial statements.

112

	BNY Mellon Municipal Opportunities Fund
		Year Ended August 31,
	2013	2012
Operations ($):
Investment income—net	28,972,464	24,488,246
Net realized gain (loss) on investments	10,488,346	9,621,583
Net unrealized appreciation (depreciation) on investments	(87,679,540)	43,842,061
Net Increase (Decrease) in Net Assets
Resulting from Operations	(48,218,730)	77,951,890
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(28,517,581)	(24,108,462)
Investor Shares	(83,551)	(67,339)
Net realized gain on investments:
Class M Shares	(6,451,408)	—
Investor Shares	(19,941)	—
Total Dividends	(35,072,481)	(24,175,801)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	414,934,700	214,900,164
Investor Shares	3,786,582	3,016,344
Dividends reinvested:
Class M Shares	11,827,421	6,161,952
Investor Shares	86,338	56,348
Cost of shares redeemed:
Class M Shares	(118,973,112)	(57,764,262)
Investor Shares	(2,954,766)	(2,063,395)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	308,707,163	164,307,151
Total Increase (Decrease) in Net Assets	225,415,952	218,083,240
Net Assets ($):
Beginning of Period	724,270,394	506,187,154
End of Period	949,686,346	724,270,394
Distributions in excess of investment income—net	(5,976)	—
Capital Share Transactions (Shares):
Class M Shares
Shares sold	30,815,706	16,614,946
Shares issued for dividends reinvested	886,429	474,189
Shares redeemed	(8,980,195)	(4,483,416)
Net Increase (Decrease) in Shares Outstanding	22,721,940	12,605,719
Investor Shares
Shares sold	284,075	233,679
Shares issued for dividends reinvested	6,477	4,346
Shares redeemed	(225,877)	(158,561)
Net Increase (Decrease) in Shares Outstanding	64,675	79,464

The Funds 113

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon municipal bond fund for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from each fund’s financial statements.

			Class M Shares
			Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.98	13.45	13.75	13.10	12.84
Investment Operations:
Investment income—net[a]	.41	.43	.48	.50	.52
Net realized and unrealized
gain (loss) on investments	(.73)	.53	(.22)	.65	.27
Total from Investment Operations	(.32)	.96	.26	1.15	.79
Distributions:
Dividends from investment income—net	(.39)	(.43)	(.48)	(.50)	(.52)
Dividends from net realized gain on investments	(.05)	(.00)[b]	(.08)	—	(.01)
Total Distributions	(.44)	(.43)	(.56)	(.50)	(.53)
Net asset value, end of period	13.22	13.98	13.45	13.75	13.10
Total Return (%)	(2.43)	7.25	2.07	8.96	6.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.50	.50	.50	.51
Ratio of net expenses to average net assets	.50	.50	.50	.50	.51
Ratio of net investment income
to average net assets	2.94	3.16	3.65	3.76	4.11
Portfolio Turnover Rate	24.05	25.31	39.88	42.75	42.82
Net Assets, end of period ($ x 1,000)	1,692,786	1,697,522	1,535,563	1,638,004	1,366,960

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

114

			Investor Shares
			Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.97	13.44	13.73	13.09	12.83
Investment Operations:
Investment income—net[a]	.37	.40	.45	.47	.49
Net realized and unrealized
gain (loss) on investments	(.74)	.53	(.21)	.64	.27
Total from Investment Operations	(.37)	.93	.24	1.11	.76
Distributions:
Dividends from investment income—net	(.35)	(.40)	(.45)	(.47)	(.49)
Dividends from net realized gain on investments	(.05)	(.00)[b]	(.08)	—	(.01)
Total Distributions	(.40)	(.40)	(.53)	(.47)	(.50)
Net asset value, end of period	13.20	13.97	13.44	13.73	13.09
Total Return (%)	(2.68)	6.99	1.90	8.61	6.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.75	.75	.75	.76
Ratio of net expenses to average net assets	.75	.75	.75	.75	.76
Ratio of net investment income
to average net assets	2.68	2.92	3.41	3.51	3.88
Portfolio Turnover Rate	24.05	25.31	39.88	42.75	42.82
Net Assets, end of period ($ x 1,000)	37,095	38,067	41,237	33,931	26,368

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

The Funds 115

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.01	12.99	13.01	12.80	12.69
Investment Operations:
Investment income—net[a]	.12	.15	.18	.21	.31
Net realized and unrealized
gain (loss) on investments	(.15)	.02	(.02)	.21	.14
Total from Investment Operations	(.03)	.17	.16	.42	.45
Distributions:
Dividends from investment income—net	(.12)	(.15)	(.18)	(.21)	(.34)
Net asset value, end of period	12.86	13.01	12.99	13.01	12.80
Total Return (%)	(.27)	1.34	1.31	3.22	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.51	.51	.51	.54
Ratio of net expenses to average net assets	.50	.51	.51	.51	.54
Ratio of net investment income
to average net assets	.89	1.18	1.38	1.60	2.50
Portfolio Turnover Rate	41.94	34.17	24.33	16.46	12.61
Net Assets, end of period ($ x 1,000)	1,181,988	1,241,129	1,088,334	1,060,685	536,597

a Based on average shares outstanding at each month end.
See notes to financial statements.

116

			Investor Shares
			Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.00	12.97	12.99	12.78	12.68
Investment Operations:
Investment income—net[a]	.08	.12	.15	.19	.31
Net realized and unrealized
gain (loss) on investments	(.15)	.03	(.02)	.20	.10
Total from Investment Operations	(.07)	.15	.13	.39	.41
Distributions:
Dividends from investment income—net	(.08)	(.12)	(.15)	(.18)	(.31)
Net asset value, end of period	12.85	13.00	12.97	12.99	12.78
Total Return (%)	(.52)	1.17	.98	3.05	3.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.76	.77	.77	.80
Ratio of net expenses to average net assets	.76	.76	.77	.77	.80
Ratio of net investment income
to average net assets	.63	.92	1.15	1.39	2.38
Portfolio Turnover Rate	41.94	34.17	24.33	16.46	12.61
Net Assets, end of period ($ x 1,000)	4,479	4,009	4,021	2,356	1,420

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 117

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.15	12.77	12.96	12.40	12.35
Investment Operations:
Investment income—net[a]	.36	.42	.46	.46	.48
Net realized and unrealized
gain (loss) on investments	(.79)	.38	(.19)	.56	.09
Total from Investment Operations	(.43)	.80	.27	1.02	.57
Distributions:
Dividends from investment income—net	(.36)	(.42)	(.46)	(.46)	(.48)
Dividends from net realized gain on investments	(.09)	—	—	(.00)[b]	(.04)
Total Distributions	(.45)	(.42)	(.46)	(.46)	(.52)
Net asset value, end of period	12.27	13.15	12.77	12.96	12.40
Total Return (%)	(3.47)	6.34	2.21	8.44	4.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.67	.66	.66	.67
Ratio of net expenses to average net assets	.67	.67	.66	.66	.67
Ratio of net investment income
to average net assets	2.80	3.23	3.67	3.68	4.02
Portfolio Turnover Rate	29.10	27.16	9.72	7.11	12.75
Net Assets, end of period ($ x 1,000)	357,431	403,371	420,586	500,892	501,978

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

118

			Investor Shares
			Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.14	12.75	12.94	12.39	12.33
Investment Operations:
Investment income—net[a]	.33	.38	.43	.44	.46
Net realized and unrealized
gain (loss) on investments	(.80)	.41	(.19)	.54	.09
Total from Investment Operations	(.47)	.79	.24	.98	.55
Distributions:
Dividends from investment income—net	(.33)	(.40)	(.43)	(.43)	(.45)
Dividends from net realized gain on investments	(.09)	—	—	(.00)[b]	(.04)
Total Distributions	(.42)	(.40)	(.43)	(.43)	(.49)
Net asset value, end of period	12.25	13.14	12.75	12.94	12.39
Total Return (%)	(3.71)	6.28	1.95	8.08	4.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.92	.91	.92	.92
Ratio of net expenses to average net assets	.92	.92	.91	.92	.92
Ratio of net investment income
to average net assets	2.58	2.97	3.42	3.42	3.76
Portfolio Turnover Rate	29.10	27.16	9.72	7.11	12.75
Net Assets, end of period ($ x 1,000)	4,200	8,520	9,153	9,385	2,563

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
See notes to financial statements.

The Funds 119

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.54	13.12	13.39	12.86	12.57
Investment Operations:
Investment income—net[a]	.37	.41	.45	.45	.46
Net realized and unrealized
gain (loss) on investments	(.77)	.44	(.20)	.53	.29
Total from Investment Operations	(.40)	.85	.25	.98	.75
Distributions:
Dividends from investment income—net	(.37)	(.42)	(.45)	(.45)	(.46)
Dividends from net realized gain on investments	(.15)	(.01)	(.07)	—	—
Total Distributions	(.52)	(.43)	(.52)	(.45)	(.46)
Net asset value, end of period	12.62	13.54	13.12	13.39	12.86
Total Return (%)	(3.11)	6.50	2.02	7.75	6.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.53	.53	.52	.54
Ratio of net expenses to average net assets	.53	.53	.52	.52	.54
Ratio of net investment income
to average net assets	2.79	3.11	3.49	3.44	3.70
Portfolio Turnover Rate	21.16	29.39	10.43	21.44	16.78
Net Assets, end of period ($ x 1,000)	312,640	346,647	349,768	407,667	381,129

a Based on average shares outstanding at each month end.
See notes to financial statements.

120

			Investor Shares
			Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	13.54	13.12	13.39	12.86	12.57
Investment Operations:
Investment income—net[a]	.34	.38	.42	.42	.43
Net realized and unrealized
gain (loss) on investments	(.77)	.43	(.20)	.53	.29
Total from Investment Operations	(.43)	.81	.22	.95	.72
Distributions:
Dividends from investment income—net	(.34)	(.38)	(.42)	(.42)	(.43)
Dividends from net realized gain on investments	(.15)	(.01)	(.07)	—	—
Total Distributions	(.49)	(.39)	(.49)	(.42)	(.43)
Net asset value, end of period	12.62	13.54	13.12	13.39	12.86
Total Return (%)	(3.35)	6.23	1.77	7.49	5.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.78	.78	.77	.79
Ratio of net expenses to average net assets	.78	.78	.77	.77	.79
Ratio of net investment income
to average net assets	2.55	2.86	3.24	3.20	3.45
Portfolio Turnover Rate	21.16	29.39	10.43	21.44	16.78
Net Assets, end of period ($ x 1,000)	8,261	9,107	8,430	8,143	9,096

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Funds 121

FINANCIAL HIGHLIGHTS (continued)

				Class M Shares†
BNY Mellon New York Intermediate		Year Ended August 31,			Eight Months Ended		Year Ended
Tax-Exempt Bond Fund	2013	2012	2011	2010	August 31, 2009[a]		December 31, 2008
Per Share Data ($):
Net asset value, beginning of period	11.92	11.46	11.60	11.16	10.71		10.81
Investment Operations:
Investment income—net[b]	.30	.36	.38	.38	.25		.37
Net realized and unrealized
gain (loss) on investments	(.69)	.49	(.13)	.44	.45		(.09)
Total from Investment Operations	(.39)	.85	.25	.82	.70		.28
Distributions:
Dividends from investment income—net	(.30)	(.36)	(.38)	(.38)	(.25)		(.37)
Dividends from net realized gain on investments	(.12)	(.03)	(.01)	(.00)[c]	(.00)[c]		(.01)
Total Distributions	(.42)	(.39)	(.39)	(.38)	(.25)		(.38)
Net asset value, end of period	11.11	11.92	11.46	11.60	11.16		10.71
Total Return (%)	(3.40)	7.48	2.31	7.45	6.58	[d]	2.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.71	.70	.72	.72	[e]	.75
Ratio of net expenses to average net assets	.59	.59	.59	.59	.59	[e]	.59
Ratio of net investment income
to average net assets	2.57	3.06	3.41	3.33	3.40	[e]	3.49
Portfolio Turnover Rate	39.32	30.96	21.91	4.80	1.47	[d]	6
Net Assets, end of period ($ x 1,000)	184,657	203,768	182,547	196,795	153,785		113,699

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Intermediate NewYork Tax-Exempt Fund, through September 12, 2008.
a The fund has changed its fiscal year end from December 31 to August 31.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
[d] Not annualized.
e Annualized.
See notes to financial statements.

122

				Investor Shares†
BNY Mellon New York Intermediate		Year Ended August 31,			Eight Months Ended		Year Ended
Tax-Exempt Bond Fund	2013	2012	2011	2010	August 31, 2009[a]		December 31, 2008
Per Share Data ($):
Net asset value, beginning of period	11.93	11.47	11.61	11.17	10.72		10.82
Investment Operations:
Investment income—net[b]	.27	.33	.36	.35	.23		.34
Net realized and unrealized
gain (loss) on investments	(.69)	.49	(.14)	.44	.45		(.08)
Total from Investment Operations	(.42)	.82	.22	.79	.68		.26
Distributions:
Dividends from investment income—net	(.27)	(.33)	(.35)	(.35)	(.23)		(.35)
Dividends from net realized gain on investments	(.12)	(.03)	(.01)	(.00)[c]	(.00)[c]		(.01)
Total Distributions	(.39)	(.36)	(.36)	(.35)	(.23)		(.36)
Net asset value, end of period	11.12	11.93	11.47	11.61	11.17		10.72
Total Return (%)	(3.63)	7.20	2.05	7.17	6.40	[d]	2.39 [e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.96	.95	.97	.96	[f]	1.00
Ratio of net expenses to average net assets	.84	.84	.84	.84	.84	[f]	.84
Ratio of net investment income
to average net assets	2.32	2.81	3.16	3.08	3.15	[f]	3.24
Portfolio Turnover Rate	39.32	30.96	21.91	4.80	1.47	[d]	6
Net Assets, end of period ($ x 1,000)	17,930	19,097	17,177	17,352	16,810		16,198

† Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Intermediate NewYork Tax-Exempt Fund, through September 12, 2008.
a The fund has changed its fiscal year end from December 31 to August 31.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
[d] Not annualized.
e Exclusive of sales charge.
f Annualized.
See notes to financial statements.

The Funds 123

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares
			Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	13.42	12.27	12.78	12.22	10.00
Investment Operations:
Investment income—net[b]	.43	.50	.52	.50	.43
Net realized and unrealized
gain (loss) on investments	(.92)	1.15	(.35)	.95	2.19
Total from Investment Operations	(.49)	1.65	.17	1.45	2.62
Distributions:
Dividends from investment income—net	(.43)	(.50)	(.50)	(.52)	(.39)
Dividends from net realized gain on investments	(.12)	—	(.18)	(.37)	(.01)
Total Distributions	(.55)	(.50)	(.68)	(.89)	(.40)
Net asset value, end of period	12.38	13.42	12.27	12.78	12.22
Total Return (%)	(3.95)	13.65	1.54	12.38	26.58	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.73	.73	.71	.87	[d]
Ratio of net expenses to average net assets	.71	.73	.73	.71	.75	[d]
Ratio of interest and expense related to
floating rate notes issued to average net assets	.05	.06	.06	.01	—
Ratio of net investment income
to average net assets	3.22	3.84	4.22	4.12	4.36	[d]
Portfolio Turnover Rate	93.04	119.90	129.00	145.57	161.70	[c]
Net Assets, end of period ($ x 1,000)	946,739	721,943	505,035	384,933	140,887

a	From October 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

124

			Investor Shares
			Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	13.43	12.27	12.79	12.22	10.00
Investment Operations:
Investment income—net[b]	.40	.47	.48	.50	.42
Net realized and unrealized
gain (loss) on investments	(.93)	1.16	(.35)	.93	2.18
Total from Investment Operations	(.53)	1.63	.13	1.43	2.60
Distributions:
Dividends from investment income—net	(.40)	(.47)	(.47)	(.49)	(.37)
Dividends from net realized gain on investments	(.12)	—	(.18)	(.37)	(.01)
Total Distributions	(.52)	(.47)	(.65)	(.86)	(.38)
Net asset value, end of period	12.38	13.43	12.27	12.79	12.22
Total Return (%)	(4.19)	13.46	1.21	12.19	26.29	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.99	.98	.96	1.11	[d]
Ratio of net expenses to average net assets	.96	.99	.98	.95	.99	[d]
Ratio of interest and expense related to
floating rate notes issued to average net assets	.05	.06	.06	.01	—
Ratio of net investment income
to average net assets	2.98	3.63	3.93	4.00	4.48	[d]
Portfolio Turnover Rate	93.04	119.90	129.00	145.57	161.70	[c]
Net Assets, end of period ($ x 1,000)	2,947	2,328	1,152	1,157	1,208

a	From October 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d] Annualized.
See notes to financial statements.

The Funds 125

NOTES TO FINANCIAL STATEMENTS

126

The Funds 127

NOTES TO FINANCIAL STATEMENTS (continued)

Table 1—Fair Value Measurements

			Investments in Securities
	Level 1—Unadjusted			Level 2—Other		Level 3—
	Quoted			Significant		Significant
		Prices	Observable Inputs		Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon National
Intermediate Municipal
Bond Fund
Municipal Bonds	—	—	1,694,945,091	—	—	—	1,694,945,091
Other Financial Instruments:
Financial Futures†	1,429,063	—	—	—	—	—	1,429,063
BNY Mellon National
Short-Term Municipal
Bond Fund
Municipal Bonds	—	—	1,186,740,085	—	—	—	1,186,740,085
BNY Mellon Pennsylvania
Intermediate Municipal
Bond Fund
Municipal Bonds	—	—	354,235,065	—	—	—	354,235,065
Other Financial Instruments:
Financial Futures†	378,281	—	—	—	—	—	378,281
BNY Mellon Massachusetts
Intermediate Municipal
Bond Fund
Municipal Bonds	—	—	318,689,626	—	—	—	318,689,626
Other Financial Instruments:
Financial Futures†	294,219	—	—	—	—	—	294,219
BNY Mellon New York
Intermediate Tax-Exempt
Bond Fund
Municipal Bonds	—	—	201,336,619	—	—	—	201,336,619
Other Financial Instruments:
Financial Futures†	168,125	—	—	—	—	—	168,125
BNY Mellon Municipal
Opportunities Fund
Municipal Bonds	—	—	992,676,135	—	—	—	992,676,135
Floating Rate Notes††	—	—	—	(82,040,000)	—	—	(82,040,000)
Other Financial Instruments:
Financial Futures†	4,468,750	—	—	—	—	—	4,468,750

† Amount shown represents unrealized appreciation at period end.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

128

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after the trade date.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: The funds declare dividends daily from investment income-net; such dividends are paid monthly. With respect to each series, dividends from net realized capital gains, if any, are normally declared and paid annually, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gains can be offset by capital loss carryovers of that fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each series is treated as a single entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2013, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each fund's components of accumulated earnings on a tax basis at August 31, 2013.

Table 2—Components of Accumulated Earnings

	Undistributed	Undistributed		Unrealized	Capital Losses
	Tax-Exempt	Ordinary	Undistributed	Appreciation	Realized After
	Income ($)	Income ($)	Capital Gains ($)	(Depreciation) ($)	October 31, 2012†
BNY Mellon National Intermediate
Municipal Bond Fund	504,157	—	—	38,672,644	24,596
BNY Mellon National Short-Term
Municipal Bond Fund	106,159	22,914	624,707	3,258,181	—
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	177,323	—	3,150,268	5,293,906	2,277,718
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	38,868	—	2,047,965	6,996,320	1,101,756
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	15,263	—	2,922,641	3,696,699	1,353,553
BNY Mellon Municipal Opportunities Fund	96,999	148,079	18,460,298	(21,393,163)	10,502,690

Ü These losses were deferred for tax purposes to the first day of the following fiscal year.

The Funds 129

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3—Tax Character of Distributions Paid

		Tax-Exempt		Ordinary		Long-Term
	Income ($)		Income ($)		Capital Gains ($)
	2013	2012	2013	2012	2013	2012
BNY Mellon National Intermediate
Municipal Bond Fund	50,845,315	52,062,206	37,809	—	6,953,995	59,743
BNY Mellon National Short-Term
Municipal Bond Fund	11,012,410	13,667,735	—	—	—	—
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	11,016,110	13,517,783	176,204	40,931	2,564,526	—
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	9,634,635	10,962,315	19,250	—	3,783,929	135,989
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	5,541,427	6,286,228	521,643	—	1,795,963	464,006
BNY Mellon Municipal Opportunities Fund	26,669,978	22,994,410	6,779,359	1,181,391	1,623,144	—

Table 4—Return of Capital Statement of Position

	Accumulated	Accumulated
	Undistributed	Net Realized	Paid-in
	Investment Income—Net ($)	Gain (Loss) ($)	Capital ($)
BNY Mellon National Intermediate Municipal Bond Fund	(2,132,159)	2,096,157	36,002
BNY Mellon National Short-Term Municipal Bond Fund	(31,021)	27,635	3,386
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	(25,948)	25,948	—
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	(23,268)	23,268	—
BNY Mellon Municipal Opportunities Fund	(377,308)	324,683	52,625

130

The Funds 131

NOTES TO FINANCIAL STATEMENTS (continued)

agents (securities dealers, financial institutions or other industry professionals) with respect to these services. **Table 5** summarizes the amounts Investor shares of each fund were charged during the period ended August 31, 2013, pursuant to the Shareholder Services Plan. Additional fees included in Shareholder servicing costs in the Statements of Operations primarily include fees paid for cash management charges.

Table 5—Shareholder Services Plan Fees

BNY Mellon National Intermediate Municipal Bond Fund	$101,512
BNY Mellon National Short-Term Municipal Bond Fund	11,531
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	13,783
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	23,177
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	47,444
BNY Mellon Municipal Opportunities Fund	7,100

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

The funds compensate The Bank of New York Mellon under a custody agreement for providing custodial services for the funds. **Table 6** summarizes the amount each fund was charged during the period ended August 31, 2013, pursuant to the custody agreement.

Table 6—Custody Agreement Fees

BNY Mellon National Intermediate Municipal Bond Fund	$94,789
BNY Mellon National Short-Term Municipal Bond Fund	82,876
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	31,348
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	27,589
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	19,041
BNY Mellon Municipal Opportunities Fund	71,309

The funds compensate Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing cash management services related to fund subscriptions and redemptions, except for shareholder redemption draft processing, which continues to be performed by The Bank of New York Mellon. The funds also compensate The Bank of New York Mellon under a cash management agreement for providing certain cash management services. **Table 7** summarizes the amount each fund was charged during the period ended August 31, 2013, for cash management services, which is included in "Shareholder servicing costs" in the Statements of Operations. These fees were partially offset by earnings credits for each fund, also summarized in **Table 7**.

During the period ended August 31, 2013, each fund was charged $8,973 for services performed by the Chief Compliance Officer and his staff.

Table 8 summarizes the components of "Due to The Dreyfus Corporation and affiliates" in the Statement of Assets and Liabilities for each fund.

(c) The Board members who are not "affiliated persons" as defined under the Act receive from the Trust an annual fee of $80,000 and an attendance fee of $7,500 for each in-person meeting attended and $500 for telephone meetings and are reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairman of the Trust's Audit Committee receives an additional annual fee of $15,000.

NOTE 5—Securities Transactions:

Table 9 summarizes each fund's aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and swap transactions, during the period ended August 31, 2013.

Inverse Floater Securities: BNY Mellon Municipal Opportunities Fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that

132

Table 7—Cash Management Agreement Fees

			The Bank of New York	The Bank of
	Dreyfus Transfer, Inc.	Dreyfus Transfer, Inc.	Mellon Cash	New York Mellon
	Cash Management Fees ($)	Earnings Credits ($)	Management Fees ($)	Earnings Credits ($)
BNY Mellon National Intermediate
Municipal Bond Fund	290	(35)	155	(1)
BNY Mellon National Short-Term
Municipal Bond Fund	39	(5)	21	—
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	30	(4)	15	—
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	98	(12)	53	—
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	371	(45)	199	(1)
BNY Mellon Municipal Opportunities Fund	34	(4)	18	—

Table 8—Due to The Dreyfus Corporation and Affiliates

	Investment	Shareholder		Chief
	Advisory	Services	Custodian	Compliance	Less Expense
	Fees ($)	Plan Fees ($)	Fees ($)	Officer Fees ($)	Reimbursement ($)
BNY Mellon National Intermediate
Municipal Bond Fund	521,711	7,833	39,855	6,172	—
BNY Mellon National Short-Term
Municipal Bond Fund	350,157	997	34,277	6,172	—
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	155,961	908	13,102	6,172	—
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	96,630	1,794	11,461	6,172	—
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	86,899	3,851	7,836	6,172	(18,111)
BNY Mellon Municipal Opportunities Fund	407,018	641	32,357	6,172	—

Table 9—Purchases and Sales

	Purchases ($)	Sales ($)
BNY Mellon National Intermediate Municipal Bond Fund	505,599,699	423,549,553
BNY Mellon National Short-Term Municipal Bond Fund	504,477,616	503,919,935
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	112,471,980	146,150,700
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	70,687,891	95,479,519
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	83,266,264	96,020,273
BNY Mellon Municipal Opportunities Fund	1,051,890,064	787,113,482

The Funds 133

NOTES TO FINANCIAL STATEMENTS (continued)

134

The Funds 135

NOTES TO FINANCIAL STATEMENTS (continued)

Table 11—Accumulated Net Unrealized Appreciation (Depreciation)

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	Depreciation ($)	Net ($)
BNY Mellon National Intermediate Municipal Bond Fund	1,656,272,447	65,855,476	27,182,832	38,672,644
BNY Mellon National Short-Term Municipal Bond Fund	1,183,481,904	7,831,750	4,573,569	3,258,181
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	348,941,159	11,151,240	5,857,334	5,293,906
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	311,693,306	11,485,812	4,489,492	6,996,320
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	197,639,920	6,104,139	2,407,440	3,696,699
BNY Mellon Municipal Opportunities Fund	932,029,298	22,475,318	43,868,481	(21,393,163)

136

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds 137

IMPORTANT TAX INFORMATION (Unaudited)

138

The Funds 139

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT
ADVISORY AGREEMENT AND ADMINISTRATIVE AGREEMENT (Unaudited)

140

The Funds 141

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY
AGREEMENT AND ADMINISTRATIVE AGREEMENT (Unaudited) (continued)

142

The Funds 143

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY
AGREEMENT AND ADMINISTRATIVE AGREEMENT (Unaudited) (continued)

144

BOARD MEMBERS INFORMATION (Unaudited)

The Funds 145

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New
York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from
Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS. For individual account holders for Private Wealth Management clients, please contact your account officer or call 1-888-281-7350.

146

OFFICERS OF THE FUND (Unaudited)

The Funds 147

OFFICERS OF THE FUND (Unaudited) (continued)

148

NOTES

For More Information

BNY Mellon Funds Trust
c o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Administrator

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:

BNY Mellon National Intermediate Municipal Bond Fund	Class M: MPNIX	Investor: MINMX
BNY Mellon National Short-Term Municipal Bond Fund	Class M: MPSTX	Investor: MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Class M: MPPIX	Investor: MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Class M: MMBMX	Investor: MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Class M: MNYMX	Investor: MNYIX
BNY Mellon Municipal Opportunities Fund	Class M: MOTMX	Investor: MOTIX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-888-281-7350. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

MFTAR0813-MB

BNY Mellon Money Market Fund

BNY Mellon National Municipal Money Market Fund

ANNUAL REPORT August 31, 2013

Contents

The Funds

Letter from the President	2
Discussion of Funds' Performance	
BNY Mellon Money Market Fund	3
BNY Mellon National Municipal Money Market Fund	5
Understanding Your Fund's Expenses	7
Comparing Your Fund's Expenses With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	31
Important Tax Information	32
Information About the Renewal of Each Fund's Investment Advisory Agreement and Administration Agreement	33
Board Members Information	36
Officers of the Fund	38

For More Information

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.

- Not FDIC-Insured
- Not Bank-Guaranteed
- May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Funds Trust, covering the 12-month period from September 1, 2012, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets weathered bouts of heightened volatility over the past year as long-term interest rates climbed in response to accelerating economic growth and expectations that the Federal Reserve Board (the "Fed") will begin to back away from the open-ended quantitative easing program it launched last fall. Indeed, the U.S. economy has responded positively to low interest rates amid muted inflationary pressures, helping to drive the unemployment rate lower and housing markets higher. A tax hike on upper-income earners, higher Social Security taxes, and sequester-related spending cuts were not enough to fully offset the stimulative effects of the Fed's accommodative monetary policy. While these forces drove long-term interest rates higher, money market yields remained anchored near historical lows by the Fed's unchanged target for short-term rates.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate. We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion. Nonetheless, the Fed has shown no signs that it intends to raise short-term interest rates anytime soon. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

David K. Mossman
President
BNY Mellon Funds Trust
September 16, 2013

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

4

The Funds 5

DISCUSSION OF FUND PERFORMANCE (continued)

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon money market fund from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013

	Class M Shares	Investor Shares

BNY Mellon Money Market Fund
Expenses paid per $1,000†	$.91	$.86
Ending value (after expenses)	$1,000.00	$1,000.00
Annualized expense ratio (%)	.18	.17

BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$1.06	$1.16
Ending value (after expenses)	$1,000.00	$1,000.00
Annualized expense ratio (%)	.21	.23

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in each fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013

	Class M Shares	Investor Shares

BNY Mellon Money Market Fund
Expenses paid per $1,000†	$.92	$.87
Ending value (after expenses)	$1,024.30	$1,024.35
Annualized expense ratio (%)	.18	.17

BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$1.07	$1.17
Ending value (after expenses)	$1,024.15	$1,024.05
Annualized expense ratio (%)	.21	.23

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon Money Market Fund

Negotiable Bank Certificates of Deposit–18.6%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee) 0.25%, 2/10/14	18,000,000	18,000,000
Canadian Imperial Bank of Commerce (Yankee) 0.28%, 9/3/13	25,000,000 [a]	25,000,000
Mizuho Corporate Bank (Yankee) 0.22%, 10/15/13	15,000,000	15,000,000
Wells Fargo Bank, NA 0.10%, 9/12/13	15,000,000 [a]	15,000,375
Total Negotiable Bank Certificates of Deposit (cost $73,000,375)		**73,000,375**
Commercial Paper–27.3%		
BNP Paribas Finance Inc. 0.14%, 9/27/13	8,000,000	7,999,191
DnB Bank 0.17%, 9/5/13	15,000,000 [b]	14,999,717
General Electric Capital Corp. 0.22%, 12/9/13	15,000,000	14,990,925
National Australia Funding (DE) Inc. 0.21%, 9/16/13	15,000,000 [a,b]	15,000,000
Natixis US Finance Company LLC 0.10%, 9/3/13	15,000,000	14,999,917
Societe Generale N.A. Inc. 0.08%, 9/3/13	10,000,000	9,999,956

Commercial Paper (continued)	Principal Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp. 0.21%, 10/22/13	19,000,000 [b]	18,994,347
Westpac Banking Corp. 0.29%, 9/3/13	10,000,000 [a,b]	10,000,000
Total Commercial Paper (cost $106,984,053)		**106,984,053**
Asset-Backed Commercial Paper–21.7%		
Alpine Securitization Corp. 0.14%, 9/20/13	15,000,000 [b]	14,998,892
FCAR Owner Trust, Ser. II 0.21%, 9/4/13	15,000,000	14,999,737
Market Street Funding Corporation 0.17%, 9/16/13	15,000,000 [b]	14,998,937
Northern Pines Funding LLC 0.40%, 9/3/13	20,000,000 [b]	19,999,556
Regency Markets No. 1 LLC 0.15%, 9/16/13	20,000,000 [b]	19,998,750
Total Asset-Backed Commercial Paper (cost $84,995,872)		**84,995,872**
Time Deposits–9.2%		
Credit Agricole (Grand Cayman) 0.08%, 9/3/13	15,000,000	15,000,000

8

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities amounted to $128,990,199 or 32.9% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)
Banking	51.3	Asset-Backed/Single Seller	3.8
U.S. Government/Agency	19.2	Finance	3.8
Asset-Backed/Banking	9.0	Repurchase Agreement	3.8
Asset-Backed/Multi-Seller Programs	8.9		99.8

† Based on net assets.
See notes to financial statements.

The Funds 9

STATEMENT OF INVESTMENTS

August 31, 2013

BNY Mellon National Municipal Money Market Fund

	Coupon	Maturity	Principal
Short-Term Investments—100.9%	Rate (%)	Date	Amount ($)		Value ($)
California—1.1%
California Health Facilities Financing Authority,
Revenue, CP (Kaiser Permanente)	0.18	11/19/13	10,765,000		10,765,000
Colorado—1.0%
Colorado Educational and Cultural Facilities Authority,
Revenue (The Nature Conservancy Project)	0.08	9/7/13	9,540,000	[a,b]	9,540,000
Parker Automotive Metropolitan District,
GO Notes (LOC; U.S. Bank NA)	0.07	9/7/13	850,000	[a]	850,000
Connecticut—3.0%
Connecticut Health and Educational Facilities Authority,
Revenue (Westminster School Issue) (LOC; Bank of America)	0.13	9/7/13	2,200,000	[a,b]	2,200,000
Connecticut Housing Finance Authority, Revenue
(Housing Mortgage Finance Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.06	9/3/13	27,940,000	[a]	27,940,000
Florida—.9%
Deutsche Bank Spears/Lifers Trust (Series DBE-594)
(University of North Florida Financing Corporation,
Capital Improvement Revenue (Housing Project)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	9/7/13	5,170,000	[a,c,d]	5,170,000
Jacksonville, IDR (University of Florida Health Sciences
Center Clinic) (LOC; Branch Banking and Trust Co.)	0.07	9/7/13	3,300,000	[a]	3,300,000
Palm Beach County, IDR (Gulfstream Goodwill
Industries, Inc. Project) (LOC; Wells Fargo Bank)	0.16	9/7/13	950,000	[a]	950,000
Georgia—1.0%
Fulton County Development Authority, Revenue (King’s Ridge
Christian School Project) (LOC; Branch Banking and Trust Co.)	0.06	9/7/13	9,645,000	[a,b]	9,645,000
Illinois—7.1%
Deutsche Bank Spears/Lifers Trust (Series DBE-472)
(Village of Bolingbrook, Will and DuPage Counties, GO Notes)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	9/7/13	9,210,000	[a,c,d]	9,210,000
Deutsche Bank Spears/Lifers Trust (Series DBE-555)
(DeWitt, Ford, Livingston, Logan, McLean and Tazewell
Counties and Illinois Community College District Number 540,
Community College GO Notes) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	9/7/13	3,120,000	[a,c,d]	3,120,000
Galesburg, Revenue (Knox College Project) (LOC; PNC Bank NA)	0.07	9/7/13	3,100,000	[a,b]	3,100,000
Illinois Development Finance Authority, Revenue
(Evanston Northwestern Healthcare Corporation)
(Liquidity Facility; Wells Fargo Bank)	0.05	9/3/13	22,000,000	[a,b]	22,000,000
Illinois Educational Facilities Authority, Revenue
(The Lincoln Park Society) (LOC; Citibank NA)	0.17	9/7/13	600,000	[a]	600,000
Illinois Finance Authority, Revenue (Joan W. and Irving B. Harris
Theater for Music and Dance Project) (LOC; PNC Bank NA)	0.08	9/7/13	14,000,000	[a]	14,000,000

10

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois Finance Authority, Revenue (Kohl Children’s Museum of
Greater Chicago Inc. Project) (LOC; Northern Trust Company)	0.07	9/7/13	2,275,000	[a]	2,275,000
Illinois Finance Authority, Revenue (Saint Ignatius
College Preparatory Project) (LOC; PNC Bank NA)	0.08	9/7/13	13,000,000	[a,b]	13,000,000
Illinois Finance Authority, Revenue (Village of Oak Park
Residence Corporation Project) (LOC; PNC Bank NA)	0.06	9/7/13	4,300,000	[a]	4,300,000
Indiana—4.6%
Deutsche Bank Spears/Lifers Trust (Series DBE-565)
(Indiana Bond Bank, Special Program Revenue) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.17	9/7/13	5,800,000	[a,c,d]	5,800,000
Goshen, EDR (Goshen College Project)
(LOC; JPMorgan Chase Bank)	0.09	9/7/13	19,350,000	[a,b]	19,350,000
Indiana Finance Authority, Lease Appropriation Revenue
(Stadium Project) (Liquidity Facility; JPMorgan Chase Bank)	0.05	9/3/13	16,875,000	[a]	16,875,000
Lawrence, Fort Harrison Reuse Authority, Tax Increment Revenue
(Fort Harrison Military Base Reuse District) (LOC; PNC Bank NA)	0.07	9/7/13	4,200,000	[a]	4,200,000
Iowa—3.9%
Hills, Health Facilities Revenue (Mercy Hospital
Project) (LOC; U.S. Bank NA)	0.06	9/3/13	20,455,000	[a]	20,455,000
Iowa Higher Education Loan Authority, Private College Facility
Revenue (Des Moines University Project) (LOC; U.S. Bank NA)	0.06	9/3/13	19,270,000	[a,b]	19,270,000
Kansas—.4%
Wamego, PCR, Refunding (UtiliCorp
United Inc. Project) (LOC; Bank of America)	0.16	9/7/13	3,800,000	[a]	3,800,000
Kentucky—.8%
Louisville and Jefferson County Metropolitan Sewer District,
Sewer and Drainage System Subordinated Revenue, BAN	2.00	12/4/13	5,000,000		5,022,667
Mason County National Rural Utilities Cooperative
Finance Corporation, PCR (East Kentucky Power
Cooperative, Inc. Project) (Liquidity Facility;
National Rural Utilities Cooperative Finance Corporation)	0.32	9/7/13	2,325,000	[a]	2,325,000
Mason County National Rural Utilities Cooperative Finance
Corporation, PCR (East Kentucky Power Cooperative, Inc.
Project) (Liquidity Facility; National Rural Utilities
Cooperative Finance Corporation)	0.32	9/7/13	600,000	[a]	600,000
Louisiana—3.0%
Deutsche Bank Spears/Lifers Trust (Series DBE-577)
(Jefferson Sales Tax District, Special Sales Tax
Revenue) (Liquidity Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.16	9/7/13	4,180,000	[a,c,d]	4,180,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals Project)	0.05	9/3/13	17,100,000	[a]	17,100,000

The Funds 11

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)
	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.06	9/7/13	9,590,000	[a,b]	9,590,000
Maryland—5.8%
Baltimore Mayor and City Council Industrial Development
Authority, Revenue (City of Baltimore Capital Acquisition
Program) (LOC; Bayerische Landesbank)	0.11	9/7/13	17,300,000	[a]	17,300,000
Maryland Economic Development Corporation, EDR
(Catholic Relief Services Facility) (LOC; Bank of America)	0.13	9/7/13	15,075,000	[a]	15,075,000
Maryland Health and Higher Educational Facilities
Authority, Revenue (Stella Maris Issue) (LOC; M&T Trust)	0.08	9/7/13	9,695,000	[a]	9,695,000
Montgomery County, EDR (George Meany Center for
Labor Studies—The National Labor College
Facility) (LOC; Bank of America)	0.12	9/7/13	16,655,000	[a,b]	16,655,000
Massachusetts—2.5%
Massachusetts Health and Educational Facilities
Authority, Revenue (Hillcrest Extended Care
Services Issue) (LOC; Bank of America)	0.12	9/7/13	15,525,000	[a]	15,525,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue) (Liquidity Facility; U.S. Bank NA)	0.05	9/3/13	10,000,000	[a,b]	10,000,000
Michigan—3.7%
Lenawee County Economic Development Corporation, Revenue,
Refunding (Siena Heights University Project) (LOC; FHLB)	0.07	9/7/13	7,675,000	[a,b]	7,675,000
Michigan Higher Education Facilities Authority,
LOR (Adrian College Project) (LOC; Comerica Bank)	0.10	9/7/13	11,875,000	[a,b]	11,875,000
University of Michigan Regents, General Revenue	0.04	9/3/13	17,880,000	[a,b]	17,880,000
Minnesota—1.1%
Minnesota Higher Education Facilities Authority,
Revenue (Macalester College)	0.12	9/7/13	8,565,000	[a,b]	8,565,000
Saint Paul Port Authority, Tax Increment Bonds (Westgate
Office and Industrial Center Project) (LOC; U.S. Bank NA)	0.08	9/7/13	2,230,000	[a]	2,230,000
Mississippi—3.2%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.05	9/3/13	21,250,000	[a]	21,250,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.05	9/3/13	9,490,000	[a]	9,490,000
Mississippi Development Bank, Special Obligation
Revenue, Refunding (Harrison County GO
Bonds Refunding Project) (LOC; Bank of America)	0.12	9/7/13	2,110,000	[a]	2,110,000
Missouri—1.3%
Saint Charles County Public Water Supply District
Number 2, COP (Project Lease Agreement)	0.10	9/7/13	13,350,000	[a]	13,350,000
Nebraska—1.3%
Lancaster County Hospital Authority Number 1, HR,
Refunding (BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.06	9/3/13	13,060,000	[a]	13,060,000

12

BNY Mellon National Municipal Money Market Fund (continued)
	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—2.2%
Clark County, Airport System Junior Subordinate Lien Revenue	2.00	7/1/14	3,900,000		3,953,257
Deutsche Bank Spears/Lifers Trust (Series DBE-668) (Clark
County School District, Limited Tax Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.19	9/7/13	17,975,000	[a,b,c,d]	17,975,000
New Jersey—7.8%
Bergenfield Borough, GO Notes, BAN	1.00	2/28/14	6,390,000		6,400,870
Burlington County Bridge Commission, County-Guaranteed
Pooled Loan Revenue, Refunding (Governmental Loan Program)	3.00	10/15/13	1,045,000		1,048,439
Cumberland County, GO Notes, BAN	1.50	12/27/13	1,833,000		1,837,969
Deutsche Bank Spears/Lifers Trust (Series DBE-511)
(Newark Housing Authority, Marine Terminal
Additional Rent-Backed Revenue, Refunding
(City of Newark Redevelopment Projects)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	9/7/13	3,000,000	[a,c,d]	3,000,000
Garfield, GO Notes, BAN (General Bond Anticipation
Notes and Water Utility Bond Anticipation Notes)	1.00	10/15/13	11,433,000		11,439,840
Kearny Board of Education, GO Notes, GAN	1.25	10/11/13	3,000,000	[b]	3,001,137
New Jersey Economic Development Authority, EDR
(Diocese of Metuchen Project) (LOC; Bank of America)	0.14	9/7/13	2,000,000	[a,b]	2,000,000
New Jersey Economic Development Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc. Project) (LOC; Citibank NA)	0.07	9/7/13	23,000,000	[a]	23,000,000
New Jersey Economic Development Authority, Revenue
(Job Haines Home Project) (LOC; PNC Bank NA)	0.08	9/7/13	3,500,000	[a]	3,500,000
New Jersey Economic Development Authority, Revenue
(The Peddie School Project) (Liquidity Facility; U.S Bank NA)	0.06	9/7/13	995,000	[a,b]	995,000
New Jersey Economic Development Authority, Revenue
(The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.06	9/7/13	2,250,000	[a,b]	2,250,000
New Jersey Economic Development Authority,
Revenue (Visiting Nurse Association Home Care, Inc.
Project) (LOC; Wells Fargo Bank)	0.11	9/7/13	1,000,000	[a]	1,000,000
Rahway, GO Notes, BAN	1.25	10/2/13	8,000,000		8,003,843
Sussex County Municipal Utilities Authority, Project Note
(Paulins Kill Basin Water Reclamation System)	1.50	2/14/14	2,750,000		2,762,817
Wood-Ridge Borough, GO Notes, BAN	1.13	1/17/14	8,500,000		8,516,702
New York—7.6%
Albany Industrial Development Agency, Civic Facility
Revenue (Albany Medical Center Hospital
Project) (LOC; Bank of America)	0.15	9/7/13	6,315,000	[a]	6,315,000
Albany Industrial Development Agency, Civic Facility Revenue
(Renaissance Corporation of Albany Project) (LOC; M&T Trust)	0.11	9/7/13	2,700,000	[a]	2,700,000
Amherst Industrial Development Agency, Civic Facility
Revenue (Daemen College Project) (LOC; M&T Trust)	0.11	9/7/13	12,000,000	[a,b]	12,000,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Brookview, Inc. Project) (LOC; M&T Trust)	0.11	9/7/13	8,250,000	[a]	8,250,000

The Funds 13

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Erie County Industrial Development Agency, Civic Facility
Revenue (The Canisius High School of Buffalo, N.Y.
Project) (LOC; M&T Trust)	0.11	9/7/13	18,830,000	[a,b]	18,830,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.12	9/7/13	3,700,000	[a]	3,700,000
New York City Industrial Development Agency, Civic Facility
Revenue (French Institute-Alliance Francaise de
New York—Federation of French Alliances in the
United States Project) (LOC; M&T Trust)	0.12	9/7/13	3,475,000	[a,b]	3,475,000
New York State Dormitory Authority, Revenue
(Beverwyck, Inc.) (LOC; Bank of America)	0.13	9/7/13	3,700,000	[a]	3,700,000
New York State Housing Finance Agency, Housing
Revenue (25 Washington Street) (LOC; M&T Trust)	0.16	9/7/13	7,800,000	[a]	7,800,000
Onondaga County Industrial Development Agency,
Civic Facility Revenue (Syracuse Research
Corporation Facility) (LOC; M&T Trust)	0.11	9/7/13	3,640,000	[a]	3,640,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.16	9/7/13	6,100,000	[a]	6,100,000
North Carolina—.5%
North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue (High Point University Project)
(LOC; Branch Banking and Trust Co.)	0.06	9/7/13	5,025,000	[a,b]	5,025,000
Ohio—3.1%
Dayton City School District, School Facilities Construction
and Improvement Unlimited Tax GO Notes, Refunding	0.75	10/15/13	9,000,000	[b]	9,004,847
Hamilton County, Hospital Facilities Revenue (The Elizabeth Gamble
Deaconess Home Association) (LOC; Northern Trust Company)	0.09	9/7/13	14,300,000	[a]	14,300,000
Union Township, GO Notes, Refunding, BAN (Various Purpose)	1.00	9/11/13	8,200,000		8,201,230
Pennsylvania—2.4%
Deutsche Bank Spears/Lifers Trust (Series DBE-1021)
(Pennsylvania Higher Education Facilities Authority, Revenue
(Student Association, Inc. Student Housing Project at
California University of Pennsylvania)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	9/7/13	16,325,000	[a,b,c,d]	16,325,000
Northampton County Higher Education Authority,
College Revenue (Lafayette College Project)
(Liquidity Facility; JPMorgan Chase Bank)	0.09	9/7/13	2,300,000	[a,b]	2,300,000
Philadelphia Authority for Industrial Development,
Educational Facilities Revenue (Chestnut Hill
College Project) (LOC; Wells Fargo Bank)	0.16	9/7/13	5,425,000	[a,b]	5,425,000

14

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina—2.3%
South Carolina Jobs-Economic Development Authority, EDR
(Ashley Hall Project) (LOC; Branch Banking and Trust Co.)	0.08	9/7/13	19,460,000	[a]	19,460,000
South Carolina Jobs-Economic Development Authority, EDR
(Lexington-Richland Alcohol and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking and Trust Co.)	0.08	9/7/13	4,225,000	[a]	4,225,000
South Dakota—1.9%
South Dakota Health and Educational Facilities Authority,
Revenue (Regional Health) (LOC; U.S. Bank NA)	0.06	9/3/13	18,835,000	[a]	18,835,000
Tennessee—2.2%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Liquidity Facility;
Branch Banking and Trust Co.)	0.06	9/7/13	11,850,000	[a]	11,850,000
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Branch Banking and Trust Co.)	0.06	9/7/13	10,300,000	[a]	10,300,000
Texas—19.4%
Atascosa County Industrial Development Corporation, PCR,
Refunding (San Miguel Electric Cooperative, Inc. Project)
(LOC; National Rural Utilities Cooperative Finance Corporation)	0.13	9/7/13	34,200,000	[a]	34,200,000
Crawford Education Facilities Corporation, Higher
Education Revenue (Southwestern University Project)	0.21	9/7/13	19,040,000	[a,b]	19,040,000
El Paso, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.16	9/16/13	10,000,000		10,000,000
Gulf Coast Industrial Development Authority,
Revenue (ExxonMobil Project)	0.03	9/3/13	11,855,000	[a]	11,855,000
Harris County Cultural Education Facilities Finance
Corporation, Revenue (The Methodist Hospital System)	0.04	9/3/13	10,720,000	[a]	10,720,000
Harris County Cultural Education Facilities Finance
Corporation, Revenue (The Methodist Hospital System)	0.04	9/3/13	17,375,000	[a]	17,375,000
Harris County Health Facilities Development Corporation,
Revenue, Refunding (The Methodist Hospital System)	0.04	9/3/13	17,000,000	[a]	17,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	9/25/13	28,900,000		28,900,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	9/25/13	3,000,000		3,000,000
Lower Colorado River Authority, Revenue, CP (Lower Colorado
River Authority Transportation Services Corporation)
(Liquidity Facility; JPMorgan Chase Bank)	0.18	10/3/13	3,000,000		3,000,000

The Funds 15

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)
	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Lower Colorado River Authority, Revenue, CP (Lower Colorado
River Authority Transportation Services Corporation)
(Liquidity Facility; JPMorgan Chase Bank)	0.18	11/8/13	5,000,000		5,000,000
Texas, TRAN	2.00	8/28/14	24,000,000		24,424,440
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.06	9/3/13	13,025,000	[a]	13,025,000
Utah—.3%
Utah Housing Corporation, MFHR
(Timbergate Apartments Project) (LOC; FHLMC)	0.11	9/7/13	3,125,000	[a]	3,125,000
Virginia—1.5%
Alexandria Industrial Development Authority,
Revenue (Institute for Defense Analyses Project)
(LOC; Branch Banking and Trust Co.)	0.07	9/7/13	9,875,000	[a]	9,875,000
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment
Programs) (Liquidity Facility; Wells Fargo Bank)	0.06	9/3/13	5,505,000	[a,b]	5,505,000
Washington—2.8%
King County Housing Authority, Pooled Housing Revenue,
Refunding (Liquidity Facility; FHLMC and LOC; FHLMC)	0.06	9/7/13	24,715,000	[a]	24,715,000
Squaxin Island Tribe, Tribal Infrastructure
Revenue (LOC; Bank of America)	0.18	9/7/13	3,725,000	[a]	3,725,000
Wisconsin—1.2%
Wisconsin Health and Educational Facilities Authority,
Revenue (Cedar Crest, Inc.) (LOC; Bank of Montreal)	0.06	9/7/13	6,985,000	[a]	6,985,000
Wisconsin Rural Water Construction Loan
Program Commission, Revenue, BAN	1.00	10/1/13	5,500,000		5,503,020

Total Investments (cost $1,021,686,078)	100.9%	1,021,686,078
Liabilities, Less Cash and Receivables	(.9%)	(8,847,986)
Net Assets	100.0%	1,012,838,092

a Variable rate demand note—rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At August 31, 2013, the fund had $303,495,984 or 30.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2013, these securities amounted to $64,780,000 or 6.4% of net assets.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.4
F2		VMIG2,MIG2,P2		SP2,A2	4.9
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	1.3
Not Rated[f]		Not Rated[f]		Not Rated[f]	6.4
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Funds 17

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2013

	BNY Mellon	BNY Mellon
	Money Market	National Municipal
	Fund	Money Market Fund
Assets ($):
Investments in securities—See Statement of Investments†
(including a Repurchase Agreement of $15,000,000
for BNY Mellon Money Market Fund)—Note 2(c)	391,196,870	1,021,686,078
Cash	708,002	749,179
Interest receivable	314,239	608,278
Receivable for investment securities sold	—	14,400,000
Prepaid expenses	6,994	8,620
	392,226,105	1,037,452,155
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	32,150	26,062
Due to Administrator—Note 3(a)	42,221	104,146
Payable for shares of investment securities purchased	—	24,424,440
Accrued expenses	48,450	59,415
	122,821	24,614,063
Net Assets ($)	392,103,284	1,012,838,092
Composition of Net Assets ($):
Paid-in capital	392,099,770	1,014,254,580
Accumulated net realized gain (loss) on investments	3,514	(1,416,488)
Net Assets ($)	392,103,284	1,012,838,092
Net Asset Value Per Share
Class M Shares
Net Assets ($)	387,462,821	1,009,973,289
Shares Outstanding	387,462,129	1,011,386,670
Net Asset Value Per Share ($)	1.00	1.00
Investor Shares
Net Assets ($)	4,640,463	2,864,803
Shares Outstanding	4,640,435	2,868,825
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	391,196,870	1,021,686,078

See notes to financial statements.

18

STATEMENTS OF OPERATIONS

Year Ended August 31, 2013

	BNY Mellon	BNY Mellon
	Money Market	National Municipal
	Fund	Money Market Fund
Investment Income ($):
Interest Income	1,268,253	2,729,473
Expenses:
Investment advisory fee—Note 3(a)	949,796	1,788,265
Administration fee—Note 3(a)	782,673	1,473,603
Custodian fees—Note 3(b)	70,173	81,736
Professional fees	47,645	66,789
Trustees’ fees and expenses—Note 3(c)	36,483	69,691
Registration fees	30,281	30,533
Shareholder servicing costs—Note 3(b)	12,287	3,577
Prospectus and shareholders’ reports	10,392	8,370
Miscellaneous	27,584	49,450
Total Expenses	1,967,314	3,572,014
Less—reduction in expenses due to undertakings—Note 3(a)	(698,293)	(844,331)
Less—reduction in fees due to earnings credits—Note 3(b)	(1,022)	(1)
Net Expenses	1,267,999	2,727,682
Investment Income—Net	254	1,791
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	5,547	43,129
Net Increase in Net Assets Resulting from Operations	5,801	44,920

See notes to financial statements.

The Funds 19

STATEMENTS OF CHANGES IN NET ASSETS

			BNY Mellon National Municipal
	BNY Mellon Money Market Fund		Money Market Fund
	Year Ended August 31,		Year Ended August 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	254	357	1,791	1,109
Net realized gain (loss) from investments	5,547	600	43,129	20,434
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,801	957	44,920	21,543
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(849)	(3,143)	(1,791)	(1,109)
Investor Shares	(5)	(8)	—	—
Total Dividends	(854)	(3,151)	(1,791)	(1,109)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class M Shares	933,333,326	1,815,675,115	2,093,516,866	2,470,726,782
Investor Shares	12,316,323	22,198,820	7,122,756	4,424,263
Dividends reinvested:
Investor Shares	4	8	—	—
Cost of shares redeemed:
Class M Shares	(1,403,475,897)	(1,964,183,372)	(2,400,255,910)	(2,506,842,284)
Investor Shares	(18,015,562)	(13,381,228)	(5,276,615)	(3,673,895)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(475,841,806)	(139,690,657)	(304,892,903)	(35,365,134)
Total Increase (Decrease) In Net Assets	(475,836,859)	(139,692,851)	(304,849,774)	(35,344,700)
Net Assets ($):
Beginning of Period	867,940,143	1,007,632,994	1,317,687,866	1,353,032,566
End of Period	392,103,284	867,940,143	1,012,838,092	1,317,687,866

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon money market fund for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

					Class M Shares
			Year Ended August 31,
BNY Mellon Money Market Fund	2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.012
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.012)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.02		.07	1.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31		.30		.30		.30	.33
Ratio of net expenses to average net assets	.20		.21		.26		.29	.33
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.02		.07	1.08
Net Assets, end of period ($ x 1,000)	387,463		857,600		1,006,111		1,092,771	1,934,739

a	Amount represents less than $.001 per share.
[b]	Amount represents less than .01%.
See notes to financial statements.

The Funds 21

FINANCIAL HIGHLIGHTS (continued)

					Investor Shares
			Year Ended August 31,
BNY Mellon Money Market Fund	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.010
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.010)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56		.58		.55		.55		.58
Ratio of net expenses to average net assets	.19		.22		.26		.38		.58
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.97
Net Assets, end of period ($ x 1,000)	4,640		10,340		1,522		312		1,701

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

22

					Class M Shares
			Year Ended August 31,
BNY Mellon National Municipal Money Market Fund	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.008
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.008)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.03		.05		.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30		.30		.29		.30		.35
Ratio of net expenses to average net assets	.23		.22		.26		.28		.34
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.03		.04		.80
Net Assets, end of period ($ x 1,000)	1,009,973		1,316,666		1,352,760		1,551,274		1,770,608

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Funds 23

FINANCIAL HIGHLIGHTS (continued)

					Investor Shares
			Year Ended August 31,
BNY Mellon National Municipal Money Market Fund	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.006
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.006)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57		.56		.54		.55		.60
Ratio of net expenses to average net assets	.24		.23		.29		.33		.53
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.57
Net Assets, end of period ($ x 1,000)	2,865		1,022		272		1		1

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

The Funds 25

NOTES TO FINANCIAL STATEMENTS (continued)

26

The Funds 27

NOTES TO FINANCIAL STATEMENTS (continued)

28

Table 3—Cash Management Agreement Fees

	Dreyfus Transfer, Inc.		The Bank of New York
	Cash Management	Dreyfus Transfer, Inc.	Mellon Cash
	Fees ($)	Earnings Credits ($)	Management Fees ($)
BNY Mellon Money Market Fund	7	1	4
BNY Mellon National Municipal Money Market Fund	5	1	2

Table 5—Due to The Dreyfus Corporation and Affiliates

	Investment	Shareholder		Chief
	Advisory	Services	Custody	Compliance	Less Expense
	Fees ($)	Plan Fees ($)	Fees ($)	Officer Fees ($)	Reimbursement ($)
BNY Mellon Money Market Fund	50,978	977	24,571	6,172	(50,548)
BNY Mellon National Municipal Money Market Fund	125,881	443	31,994	6,172	(138,428)

The Funds 29

NOTES TO FINANCIAL STATEMENTS (continued)

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of BNY Mellon Funds Trust

We have audited the accompanying statements of assets and liabilities of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, (collectively the "Funds"), each a series of BNY Mellon Funds Trust, including the statements of investments as of August 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of August 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, as of August 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

New York, New York
October 28, 2013

The Funds 31

IMPORTANT TAX INFORMATION (Unaudited)

32

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT
ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT (Unaudited)

The Funds 33

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S INVESTMENT ADVISORY AGREEMENT
AND ADMINISTRATION AGREEMENT (Unaudited) (continued)

34

The Funds 35

BOARD MEMBERS INFORMATION (Unaudited)

36

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New
York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from
Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS. For individual account holders for Private Wealth Management clients, please contact your account officer or call 1-888-281-7350.

The Funds 37

OFFICERS OF THE FUND (Unaudited)

38

The Funds 39

For More Information

BNY Mellon Funds Trust
c o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Administrator

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:

BNY Mellon Money Market Fund	Class M: MLMXX	Investor: MLOXX
BNY Mellon National Municipal Money Market Fund	Class M: MOMXX	Investor: MNTXX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-888-281-7350. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-8502

Each fund will disclose daily, on http://www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

MFTAR0813-MM

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Thomas F. Ryan, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Ryan is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $619,485 in 2012 and $606,600 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $90,570 in 2012 and $93,980 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $60,810 in 2012 and $62,640 in 2013.  These services consisted of the review or preparation of U.S. federal, state, local and excise tax returns.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2012 and $0 in 2013.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2012 and $0 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures (the Policy”) for pre-approval (within specified fee limits) of the Auditor’s engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account’s full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $11,572,646 in 2012 and $13,902,636 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ David K. Mossman
David K. Mossman, President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David K. Mossman
David K. Mossman, President
Date:	October 22, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)